SEPARATE ACCOUNT NO. 70

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account No. 70

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 70 indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 70 as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)
1290 VT EQUITY INCOME(1)	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO(1)
1290 VT HIGH YIELD BOND(1)	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(1)	DELAWARE IVY VIP ASSET STRATEGY(1)
1290 VT MICRO CAP(1)	DELAWARE IVY VIP GLOBAL EQUITY INCOME(1)
1290 VT MODERATE GROWTH ALLOCATION(1)	DELAWARE IVY VIP HIGH INCOME(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	DELAWARE IVY VIP NATURAL RESOURCES(1)
1290 VT NATURAL RESOURCES(1)	DELAWARE IVY VIP SMALL CAP GROWTH(1)
1290 VT REAL ESTATE(1)	DELAWARE VIP® EMERGING MARKETS SERIES(1)
1290 VT SMALL CAP VALUE(1)	EATON VANCE VT FLOATING-RATE INCOME FUND(1)
1290 VT SMARTBETA EQUITY(1)	EQ/400 MANAGED VOLATILITY(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/500 MANAGED VOLATILITY(1)
7TWELVETM BALANCED PORTFOLIO(1)	EQ/2000 MANAGED VOLATILITY(1)
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO(1)	EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO(1)	EQ/AB DYNAMIC GROWTH(1)
AB VPS GROWTH AND INCOME PORTFOLIO(1)	EQ/AB DYNAMIC MODERATE GROWTH(1)
AB VPS INTERNATIONAL GROWTH PORTFOLIO(1)	EQ/AB SHORT DURATION GOVERNMENT BOND(1)
AB VPS SMALL/MID CAP VALUE PORTFOLIO(1)	EQ/AB SMALL CAP GROWTH(1)
ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO(1)	EQ/AGGRESSIVE ALLOCATION(1)
AMERICAN CENTURY VP INFLATION PROTECTION FUND(1)	EQ/AGGRESSIVE GROWTH STRATEGY(1)
AMERICAN CENTURY VP LARGE COMPANY VALUE(1)	EQ/ALL ASSET GROWTH ALLOCATION(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM(1)	EQ/AMERICAN CENTURY MID CAP VALUE(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM(1)	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION(1)
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM(1)	EQ/BALANCED STRATEGY(1)
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM(1)	EQ/CAPITAL GROUP RESEARCH(1)
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM(1)	EQ/CLEARBRIDGE LARGE CAP GROWTH(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)

FSA-2

EQ/COMMON STOCK INDEX(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE ALLOCATION(2)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MONEY MARKET(1)
EQ/CORE BOND INDEX(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(2)
EQ/CORE PLUS BOND(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	EQ/PIMCO REAL RETURN(1)
EQ/EQUITY 500 INDEX(1)	EQ/PIMCO TOTAL RETURN(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/FIRST TRUST MODERATE GROWTH ALLOCATION(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN GROWTH ALLOCATION(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN MODERATE ALLOCATION(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	EQ/ULTRA CONSERVATIVE STRATEGY(1)
EQ/FRANKLIN STRATEGIC INCOME(1)	EQ/VALUE EQUITY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	EQ/WELLINGTON ENERGY(1)
EQ/GOLDMAN SACHS GROWTH ALLOCATION(1)	FEDERATED HERMES HIGH INCOME BOND FUND II(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	FEDERATED HERMES KAUFMANN FUND II(1)
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	FIDELITY® VIP FREEDOM 2015 PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	FIDELITY® VIP FREEDOM 2020 PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	FIDELITY® VIP FREEDOM 2025 PORTFOLIO(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	FIDELITY® VIP FREEDOM 2030 PORTFOLIO(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)
EQ/INVESCO COMSTOCK(1)	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO(1)
EQ/INVESCO GLOBAL(1)	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	FRANKLIN ALLOCATION VIP FUND(1)
EQ/INVESCO INTERNATIONAL GROWTH(1)	FRANKLIN INCOME VIP FUND(1)
EQ/INVESCO MODERATE ALLOCATION(1)	FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT(1)
EQ/INVESCO MODERATE GROWTH ALLOCATION(1)	FRANKLIN MUTUAL SHARES VIP FUND(1)
EQ/JANUS ENTERPRISE(1)	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND(1)
EQ/JPMORGAN GROWTH ALLOCATION(1)	GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND(1)
EQ/JPMORGAN VALUE OPPORTUNITIES(1)	HARTFORD CAPITAL APPRECIATION HLS FUND(1)
EQ/LARGE CAP CORE MANAGED VOLATILITY(1)	HARTFORD DISCIPLINED EQUITY HLS FUND(3)
EQ/LARGE CAP GROWTH INDEX(1)	INVESCO V.I. AMERICAN FRANCHISE FUND(1)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)	INVESCO V.I. BALANCED-RISK ALLOCATION FUND(1)
EQ/LARGE CAP VALUE INDEX(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)	INVESCO V.I. EQUITY AND INCOME FUND(1)
EQ/LAZARD EMERGING MARKETS EQUITY(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/LOOMIS SAYLES GROWTH(1)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/MFS INTERNATIONAL GROWTH(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/MFS MID CAP FOCUSED GROWTH(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)
EQ/MFS TECHNOLOGY(1)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(1)
EQ/MFS UTILITIES SERIES(1)	JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO(1)
EQ/MID CAP INDEX(1)	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO(1)
EQ/MID CAP VALUE MANAGED VOLATILITY(1)	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO(1)

FSA-3

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)	PIMCO INCOME PORTFOLIO(1)
LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO(1)	PROFUND VP BEAR(1)
MFS® INVESTORS TRUST SERIES(1)	PROFUND VP BIOTECHNOLOGY(1)
MFS® MASSACHUSETTS INVESTORS GROWTH STOCKPORTFOLIO(1)	PUTNAM VT DIVERSIFIED INCOME FUND(1)
MFS® RESEARCH SERIES(1)	PUTNAM VT GLOBAL ASSET ALLOCATION FUND(1)
MFS® VALUE SERIES(1)	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND(1)
MULTIMANAGER AGGRESSIVE EQUITY(1)	PUTNAM VT RESEARCH FUND(1)
MULTIMANAGER CORE BOND(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
MULTIMANAGER TECHNOLOGY(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO(1)	TEMPLETON FOREIGN VIP FUND(1)
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)	TEMPLETON GROWTH VIP FUND(1)
PIMCO EMERGING MARKETS BOND PORTFOLIO(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(1)	VANECK VIP GLOBAL RESOURCES FUND(1)
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(1)

(1)   Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020

(2)   Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period June 12, 2020 (commencement of operations) through December 31, 2020

(3)   Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period September 18, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 70 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account No. 70 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 15, 2022

We have served as the auditor of one or more of the variable investment options of Separate Account No. 70 since 2012.

FSA-4

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$22,861,672	$22,160,763	$40,321,345	$26,161,745	$15,924,049	$310,469,997
Receivable for shares of the Portfolios sold	200	—	2,239	—	1,143	84,050
Receivable for policy-related transactions	—	70,707	—	104	—	—

Total assets	22,861,872	22,231,470	40,323,584	26,161,849	15,925,192	310,554,047

Liabilities:
Payable for shares of the Portfolios purchased	—	70,708	—	104	—	—
Payable for policy-related transactions	199	—	2,129	—	1,143	84,050

Total liabilities	199	70,708	2,129	104	1,143	84,050

Net Assets	$22,861,673	$22,160,762	$40,321,455	$26,161,745	$15,924,049	$310,469,997

Net Assets:
Accumulation unit values	$6,441,070	$22,160,685	$40,321,455	$26,160,176	$15,885,259	$310,464,958
Retained by Equitable Financial in Separate Account No. 70	16,420,603	77	—	1,569	38,790	5,039

Total Net Assets	$22,861,673	$22,160,762	$40,321,455	$26,161,745	$15,924,049	$310,469,997

Investments in shares of the Portfolios, at cost	$24,472,440	$20,374,129	$40,632,931	$22,549,516	$15,488,512	$246,866,650

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*
Assets:
Investments in shares of the Portfolios, at fair value	$25,799,731	$4,120,289	$8,228,662	$70,059,576	$1,644,066	$12,867,843
Receivable for shares of the Portfolios sold	—	137	—	4,659	51	428
Receivable for policy-related transactions	251	—	1,287	—	—	—

Total assets	25,799,982	4,120,426	8,229,949	70,064,235	1,644,117	12,868,271

Liabilities:
Payable for shares of the Portfolios purchased	207	—	1,258	—	—	—
Payable for policy-related transactions	—	137	—	4,581	35	396

Total liabilities	207	137	1,258	4,581	35	396

Net Assets	$25,799,775	$4,120,289	$8,228,691	$70,059,654	$1,644,082	$12,867,875

Net Assets:
Accumulation unit values	$25,799,775	$4,120,282	$8,228,669	$70,059,640	$1,644,041	$12,867,765
Retained by Equitable Financial in Separate Account No. 70	—	7	22	14	41	110

Total Net Assets	$25,799,775	$4,120,289	$8,228,691	$70,059,654	$1,644,082	$12,867,875

Investments in shares of the Portfolios, at cost	$25,724,495	$3,604,298	$10,488,429	$60,399,471	$1,697,633	$12,188,543

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	7TWELVETM BALANCED PORTFOLIO	AB VPS BALANCED WEALTH STRATEGY PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$19,275,138	$29,317,755	$21,657,568	$18,240,799	$45,732,925	$3,714,818
Receivable for shares of the Portfolios sold	—	—	5,247	—	1,757	146
Receivable for policy-related transactions	26,607	9,442	—	21,842	—	—

Total assets	19,301,745	29,327,197	21,662,815	18,262,641	45,734,682	3,714,964

Liabilities:
Payable for shares of the Portfolios purchased	26,607	9,392	—	21,765	—	—
Payable for policy-related transactions	—	—	5,248	—	1,757	146

Total liabilities	26,607	9,392	5,248	21,765	1,757	146

Net Assets	$19,275,138	$29,317,805	$21,657,567	$18,240,876	$45,732,925	$3,714,818

Net Assets:
Accumulation unit values	$19,275,040	$29,313,808	$21,656,249	$18,240,780	$45,729,896	$3,713,313
Retained by Equitable Financial in Separate Account No. 70	98	3,997	1,318	96	3,029	1,505

Total Net Assets	$19,275,138	$29,317,805	$21,657,567	$18,240,876	$45,732,925	$3,714,818

Investments in shares of the Portfolios, at cost	$24,466,584	$29,539,419	$17,166,205	$14,116,810	$37,462,321	$3,417,844

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO**	AB VPS GROWTH AND INCOME PORTFOLIO**	AB VPS INTERNATIONAL GROWTH PORTFOLIO**	AB VPS SMALL/ MID CAP VALUE PORTFOLIO**	ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN CENTURY VP INFLATION PROTECTION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$11,463,914	$22,088,022	$8,018,387	$11,535,454	$6,734,521	$20,387,942
Receivable for shares of the Portfolios sold	—	—	8,979	373	312	648
Receivable for policy-related transactions	981	2,611	—	—	—	—

Total assets	11,464,895	22,090,633	8,027,366	11,535,827	6,734,833	20,388,590

Liabilities:
Payable for shares of the Portfolios purchased	920	2,602	—	—	—	—
Payable for policy-related transactions	—	—	8,979	371	312	638

Total liabilities	920	2,602	8,979	371	312	638

Net Assets	$11,463,975	$22,088,031	$8,018,387	$11,535,456	$6,734,521	$20,387,952

Net Assets:
Accumulation unit values	$11,463,911	$22,088,031	$8,017,319	$11,535,450	$6,732,100	$20,387,923
Retained by Equitable Financial in Separate Account No. 70	64	—	1,068	6	2,421	29

Total Net Assets	$11,463,975	$22,088,031	$8,018,387	$11,535,456	$6,734,521	$20,387,952

Investments in shares of the Portfolios, at cost	$10,652,881	$17,877,187	$6,632,642	$9,138,282	$5,325,670	$19,372,554

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	AMERICAN CENTURY VP LARGE COMPANY VALUE	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM
Assets:
Investments in shares of the Portfolios, at fair value	$1,759,352	$149,510,654	$33,398,708	$28,403,876	$56,605,495	$15,733,372
Receivable for shares of the Portfolios sold	71	—	—	470	56,578	—
Receivable for policy-related transactions	—	97,186	31,956	—	—	23,199

Total assets	1,759,423	149,607,840	33,430,664	28,404,346	56,662,073	15,756,571

Liabilities:
Payable for shares of the Portfolios purchased	—	97,179	31,956	—	—	23,138
Payable for policy-related transactions	71	—	—	470	56,029	—

Total liabilities	71	97,179	31,956	470	56,029	23,138

Net Assets	$1,759,352	$149,510,661	$33,398,708	$28,403,876	$56,606,044	$15,733,433

Net Assets:
Accumulation unit values	$1,757,855	$149,510,457	$33,398,698	$28,402,072	$56,606,044	$15,733,388
Retained by Equitable Financial in Separate Account No. 70	1,497	204	10	1,804	—	45

Total Net Assets	$1,759,352	$149,510,661	$33,398,708	$28,403,876	$56,606,044	$15,733,433

Investments in shares of the Portfolios, at cost	$1,369,827	$125,500,540	$26,029,375	$21,859,868	$45,045,935	$14,539,138

The accompanying notes are an integral part of these financial statements.

FSA-9

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$6,382,785	$85,442,494	$44,674,797	$123,358,810	$107,804,776	$60,623,398
Receivable for shares of the Portfolios sold	252	3,543	1,180	16,400	1,874	9,784

Total assets	6,383,037	85,446,037	44,675,977	123,375,210	107,806,650	60,633,182

Liabilities:
Payable for policy-related transactions	252	3,528	1,181	16,400	1,874	9,784

Total liabilities	252	3,528	1,181	16,400	1,874	9,784

Net Assets	$6,382,785	$85,442,509	$44,674,796	$123,358,810	$107,804,776	$60,623,398

Net Assets:
Accumulation unit values	$6,363,012	$85,442,441	$44,674,491	$123,356,181	$107,802,903	$60,622,118
Retained by Equitable Financial in Separate Account No. 70	19,773	68	305	2,629	1,873	1,280

Total Net Assets	$6,382,785	$85,442,509	$44,674,796	$123,358,810	$107,804,776	$60,623,398

Investments in shares of the Portfolios, at cost	$5,399,641	$67,369,134	$45,239,141	$125,868,325	$89,351,840	$67,228,006

The accompanying notes are an integral part of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP ASSET STRATEGY	DELAWARE IVY VIP GLOBAL EQUITY INCOME	DELAWARE IVY VIP HIGH INCOME
Assets:
Investments in shares of the Portfolios, at fair value	$27,203,924	$64,650,841	$9,319,974	$25,986,704	$10,467,134	$111,405,762
Receivable for shares of the Portfolios sold	996	3,963	—	3,740	4,639	20,164
Receivable for policy-related transactions	—	—	37,532	—	—	—

Total assets	27,204,920	64,654,804	9,357,506	25,990,444	10,471,773	111,425,926

Liabilities:
Payable for shares of the Portfolios purchased	—	—	37,532	—	—	—
Payable for policy-related transactions	951	3,856	—	3,739	4,639	20,163

Total liabilities	951	3,856	37,532	3,739	4,639	20,163

Net Assets	$27,203,969	$64,650,948	$9,319,974	$25,986,705	$10,467,134	$111,405,763

Net Assets:
Accumulation unit values	$27,203,969	$64,650,838	$9,319,926	$25,984,276	$10,465,568	$111,394,970
Retained by Equitable Financial in Separate Account No. 70	—	110	48	2,429	1,566	10,793

Total Net Assets	$27,203,969	$64,650,948	$9,319,974	$25,986,705	$10,467,134	$111,405,763

Investments in shares of the Portfolios, at cost	$19,327,726	$51,588,915	$6,809,893	$23,365,574	$9,651,611	$111,807,286

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	DELAWARE IVY VIP NATURAL RESOURCES	DELAWARE IVY VIP SMALL CAP GROWTH	DELAWARE VIP® EMERGING MARKETS SERIES	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$5,278,846	$35,165,747	$10,627,017	$58,066,087	$60,437,513	$148,863,820
Receivable for shares of the Portfolios sold	213	16,538	—	507	—	—
Receivable for policy-related transactions	—	—	2,717	—	56,527	94,766

Total assets	5,279,059	35,182,285	10,629,734	58,066,594	60,494,040	148,958,586

Liabilities:
Payable for shares of the Portfolios purchased	—	—	2,717	—	56,527	94,766
Payable for policy-related transactions	213	37,921	—	508	—	—

Total liabilities	213	37,921	2,717	508	56,527	94,766

Net Assets	$5,278,846	$35,144,364	$10,627,017	$58,066,086	$60,437,513	$148,863,820

Net Assets:
Accumulation unit values	$5,273,681	$35,033,410	$10,623,300	$58,056,971	$60,434,003	$148,851,769
Retained by Equitable Financial in Separate Account No. 70	5,165	110,954	3,717	9,115	3,510	12,051

Total Net Assets	$5,278,846	$35,144,364	$10,627,017	$58,066,086	$60,437,513	$148,863,820

Investments in shares of the Portfolios, at cost	$5,137,487	$31,710,306	$9,408,860	$58,163,011	$50,776,161	$107,238,823

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$59,136,210	$406,562,051	$915,951,952	$2,332,699,081	$26,505,883	$125,599,065
Receivable for shares of the Portfolios sold	—	2,261	159,612	587,771	—	1,185
Receivable for policy-related transactions	51,197	—	—	—	2,621	—

Total assets	59,187,407	406,564,312	916,111,564	2,333,286,852	26,508,504	125,600,250

Liabilities:
Payable for shares of the Portfolios purchased	51,198	—	—	—	2,621	—
Payable for policy-related transactions	—	1,921	159,349	587,772	—	1,185

Total liabilities	51,198	1,921	159,349	587,772	2,621	1,185

Net Assets	$59,136,209	$406,562,391	$915,952,215	$2,332,699,080	$26,505,883	$125,599,065

Net Assets:
Accumulation unit values	$59,130,424	$406,562,278	$915,951,332	$2,332,669,173	$26,504,713	$125,598,105
Retained by Equitable Financial in Separate Account No. 70	5,785	113	883	29,907	1,170	960

Total Net Assets	$59,136,209	$406,562,391	$915,952,215	$2,332,699,080	$26,505,883	$125,599,065

Investments in shares of the Portfolios, at cost	$52,208,297	$351,790,312	$720,527,455	$2,161,902,931	$26,713,662	$123,524,710

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$37,717,512	$5,021,654,220	$165,195,956	$169,927,579	$75,060,974	$33,036,994
Receivable for shares of the Portfolios sold	—	905,739	3,993	—	—	4,802
Receivable for policy-related transactions	166,432	—	—	1,369	80,645	—

Total assets	37,883,944	5,022,559,959	165,199,949	169,928,948	75,141,619	33,041,796

Liabilities:
Payable for shares of the Portfolios purchased	166,432	—	—	1,369	80,529	—
Payable for policy-related transactions	—	905,740	3,993	—	—	4,760

Total liabilities	166,432	905,740	3,993	1,369	80,529	4,760

Net Assets	$37,717,512	$5,021,654,219	$165,195,956	$169,927,579	$75,061,090	$33,037,036

Net Assets:
Accumulation unit values	$37,716,370	$5,021,624,638	$165,195,000	$169,881,632	$75,061,005	$33,037,036
Retained by Equitable Financial in Separate Account No. 70	1,142	29,581	956	45,947	85	—

Total Net Assets	$37,717,512	$5,021,654,219	$165,195,956	$169,927,579	$75,061,090	$33,037,036

Investments in shares of the Portfolios, at cost	$35,695,610	$3,907,818,221	$164,905,050	$145,204,308	$66,679,819	$29,306,357

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-14

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$3,079,170,642	$22,524,641	$100,058,974	$19,390,002	$122,666,950	$66,771,983
Receivable for shares of the Portfolios sold	691,580	6,393	4,937	—	—	14,501
Receivable for policy-related transactions	—	—	—	27,184	4,579	—

Total assets	3,079,862,222	22,531,034	100,063,911	19,417,186	122,671,529	66,786,484

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	27,184	4,579	—
Payable for policy-related transactions	691,580	6,393	4,937	—	—	14,479

Total liabilities	691,580	6,393	4,937	27,184	4,579	14,479

Net Assets	$3,079,170,642	$22,524,641	$100,058,974	$19,390,002	$122,666,950	$66,772,005

Net Assets:
Accumulation unit values	$3,079,132,495	$22,509,099	$100,053,071	$19,389,954	$122,666,842	$66,772,005
Retained by Equitable Financial in Separate Account No. 70	38,147	15,542	5,903	48	108	—

Total Net Assets	$3,079,170,642	$22,524,641	$100,058,974	$19,390,002	$122,666,950	$66,772,005

Investments in shares of the Portfolios, at cost	$2,632,867,767	$17,041,849	$72,128,396	$15,449,582	$92,743,301	$68,304,532

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$1,396,799,882	$748,830,658	$320,266,116	$7,012,182	$9,843,264	$656,162,959
Receivable for shares of the Portfolios sold	34,772	473,963	94,168	179	—	—
Receivable for policy-related transactions	—	—	—	—	510	221,218

Total assets	1,396,834,654	749,304,621	320,360,284	7,012,361	9,843,774	656,384,177

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	473	221,218
Payable for policy-related transactions	34,771	473,962	94,168	179	—	—

Total liabilities	34,771	473,962	94,168	179	473	221,218

Net Assets	$1,396,799,883	$748,830,659	$320,266,116	$7,012,182	$9,843,301	$656,162,959

Net Assets:
Accumulation unit values	$1,396,766,401	$748,830,242	$320,246,659	$7,011,289	$9,843,201	$656,076,131
Retained by Equitable Financial in Separate Account No. 70	33,482	417	19,457	893	100	86,828

Total Net Assets	$1,396,799,883	$748,830,659	$320,266,116	$7,012,182	$9,843,301	$656,162,959

Investments in shares of the Portfolios, at cost	$1,274,770,001	$741,663,145	$323,600,103	$7,322,094	$9,343,206	$449,879,544

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*	EQ/FRANKLIN GROWTH ALLOCATION*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$213,632,450	$92,825,431	$69,420,757	$240,064,774	$129,847,536	$9,453,535
Receivable for shares of the Portfolios sold	24,355	—	—	—	—	4,075
Receivable for policy-related transactions	—	17,484	54,409	91,227	36,759	—

Total assets	213,656,805	92,842,915	69,475,166	240,156,001	129,884,295	9,457,610

Liabilities:
Payable for shares of the Portfolios purchased	—	17,375	54,312	91,162	36,758	—
Payable for policy-related transactions	24,355	—	—	—	—	4,075

Total liabilities	24,355	17,375	54,312	91,162	36,758	4,075

Net Assets	$213,632,450	$92,825,540	$69,420,854	$240,064,839	$129,847,537	$9,453,535

Net Assets:
Accumulation unit values	$213,591,882	$92,825,480	$69,420,815	$240,064,823	$129,846,979	$9,452,446
Retained by Equitable Financial in Separate Account No. 70	40,568	60	39	16	558	1,089

Total Net Assets	$213,632,450	$92,825,540	$69,420,854	$240,064,839	$129,847,537	$9,453,535

Investments in shares of the Portfolios, at cost	$151,869,343	$84,170,184	$62,992,386	$231,722,576	$81,615,857	$8,963,005

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$50,623,574	$13,616,859	$213,564,719	$39,820,149	$779,220,732	$5,132,999,232
Receivable for shares of the Portfolios sold	10,350	1,972	—	33,546	15,648	1,064,041
Receivable for policy-related transactions	—	—	677,304	—	—	—

Total assets	50,633,924	13,618,831	214,242,023	39,853,695	779,236,380	5,134,063,273

Liabilities:
Payable for shares of the Portfolios purchased	—	—	676,970	—	—	—
Payable for policy-related transactions	10,350	1,972	—	33,546	15,389	1,064,041

Total liabilities	10,350	1,972	676,970	33,546	15,389	1,064,041

Net Assets	$50,623,574	$13,616,859	$213,565,053	$39,820,149	$779,220,991	$5,132,999,232

Net Assets:
Accumulation unit values	$50,603,429	$13,616,157	$213,565,053	$39,801,246	$779,220,376	$5,132,948,516
Retained by Equitable Financial in Separate Account No. 70	20,145	702	—	18,903	615	50,716

Total Net Assets	$50,623,574	$13,616,859	$213,565,053	$39,820,149	$779,220,991	$5,132,999,232

Investments in shares of the Portfolios, at cost	$51,124,823	$12,616,069	$201,847,335	$32,226,622	$739,581,471	$4,135,674,406

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$113,306,507	$11,253,946	$63,881,126	$80,396,474	$2,173,037	$59,507,551
Receivable for shares of the Portfolios sold	12,815	502	611	—	84	34,605
Receivable for policy-related transactions	—	—	—	78,899	—	—

Total assets	113,319,322	11,254,448	63,881,737	80,475,373	2,173,121	59,542,156

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	78,899	—	—
Payable for policy-related transactions	12,815	502	597	—	84	34,605

Total liabilities	12,815	502	597	78,899	84	34,605

Net Assets	$113,306,507	$11,253,946	$63,881,140	$80,396,474	$2,173,037	$59,507,551

Net Assets:
Accumulation unit values	$113,303,520	$11,250,900	$63,881,036	$80,391,937	$2,172,602	$59,505,742
Retained by Equitable Financial in Separate Account No. 70	2,987	3,046	104	4,537	435	1,809

Total Net Assets	$113,306,507	$11,253,946	$63,881,140	$80,396,474	$2,173,037	$59,507,551

Investments in shares of the Portfolios, at cost	$115,866,223	$10,274,916	$56,744,773	$67,947,320	$2,007,158	$47,829,029

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*
Assets:
Investments in shares of the Portfolios, at fair value	$110,174,600	$60,724,343	$45,674,471	$366,433,740	$96,614,905	$111,126,510
Receivable for shares of the Portfolios sold	—	8,289	11,267	32,702	—	13,858
Receivable for policy-related transactions	10,177	—	—	—	29,335	—

Total assets	110,184,777	60,732,632	45,685,738	366,466,442	96,644,240	111,140,368

Liabilities:
Payable for shares of the Portfolios purchased	10,177	—	—	—	29,110	—
Payable for policy-related transactions	—	8,289	11,205	32,607	—	13,858

Total liabilities	10,177	8,289	11,205	32,607	29,110	13,858

Net Assets	$110,174,600	$60,724,343	$45,674,533	$366,433,835	$96,615,130	$111,126,510

Net Assets:
Accumulation unit values	$110,173,259	$60,722,930	$45,673,990	$366,433,407	$96,615,130	$111,123,925
Retained by Equitable Financial in Separate Account No. 70	1,341	1,413	543	428	—	2,585

Total Net Assets	$110,174,600	$60,724,343	$45,674,533	$366,433,835	$96,615,130	$111,126,510

Investments in shares of the Portfolios, at cost	$71,660,306	$56,196,438	$36,424,883	$325,638,604	$93,111,514	$94,520,569

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$329,852,513	$56,330,518	$8,739,312	$169,984,906	$26,597,828	$74,409,373
Receivable for shares of the Portfolios sold	—	—	4,550	—	13,552	—
Receivable for policy-related transactions	111,390	444	—	9,819	—	61,695

Total assets	329,963,903	56,330,962	8,743,862	169,994,725	26,611,380	74,471,068

Liabilities:
Payable for shares of the Portfolios purchased	111,173	444	—	9,751	—	61,695
Payable for policy-related transactions	—	—	4,550	—	13,552	—

Total liabilities	111,173	444	4,550	9,751	13,552	61,695

Net Assets	$329,852,730	$56,330,518	$8,739,312	$169,984,974	$26,597,828	$74,409,373

Net Assets:
Accumulation unit values	$329,852,730	$56,329,930	$8,737,981	$169,983,834	$26,594,297	$74,369,125
Retained by Equitable Financial in Separate Account No. 70	—	588	1,331	1,140	3,531	40,248

Total Net Assets	$329,852,730	$56,330,518	$8,739,312	$169,984,974	$26,597,828	$74,409,373

Investments in shares of the Portfolios, at cost	$307,148,240	$56,716,850	$7,559,053	$126,371,614	$24,887,373	$64,777,569

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$28,590,913	$70,619,247	$118,021,468	$88,738,019	$264,569,423	$87,227,169
Receivable for shares of the Portfolios sold	—	34,586	—	—	66,621	1,152
Receivable for policy-related transactions	36,198	—	41,787	8,978	—	—

Total assets	28,627,111	70,653,833	118,063,255	88,746,997	264,636,044	87,228,321

Liabilities:
Payable for shares of the Portfolios purchased	36,198	—	41,787	8,969	—	—
Payable for policy-related transactions	—	34,586	—	—	66,621	1,152

Total liabilities	36,198	34,586	41,787	8,969	66,621	1,152

Net Assets	$28,590,913	$70,619,247	$118,021,468	$88,738,028	$264,569,423	$87,227,169

Net Assets:
Accumulation unit values	$28,590,445	$70,606,492	$117,990,301	$88,737,866	$264,551,219	$87,224,283
Retained by Equitable Financial in Separate Account No. 70	468	12,755	31,167	162	18,204	2,886

Total Net Assets	$28,590,913	$70,619,247	$118,021,468	$88,738,028	$264,569,423	$87,227,169

Investments in shares of the Portfolios, at cost	$25,403,460	$67,990,650	$94,768,947	$86,278,826	$185,897,065	$58,304,205

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$224,953,769	$57,292,033	$140,068,638	$18,481,567	$236,125,011	$6,319,571,495
Receivable for shares of the Portfolios sold	44,562	—	37,301	—	—	2,065,219
Receivable for policy-related transactions	—	8,364	—	14,034	77,608	—

Total assets	224,998,331	57,300,397	140,105,939	18,495,601	236,202,619	6,321,636,714

Liabilities:
Payable for shares of the Portfolios purchased	—	8,364	—	14,034	81,880	—
Payable for policy-related transactions	44,562	—	37,302	—	—	2,065,219

Total liabilities	44,562	8,364	37,302	14,034	81,880	2,065,219

Net Assets	$224,953,769	$57,292,033	$140,068,637	$18,481,567	$236,120,739	$6,319,571,495

Net Assets:
Accumulation unit values	$224,948,617	$57,291,523	$139,995,603	$18,480,740	$236,031,303	$6,319,461,596
Retained by Equitable Financial in Separate Account No. 70	5,152	510	73,034	827	89,436	109,899

Total Net Assets	$224,953,769	$57,292,033	$140,068,637	$18,481,567	$236,120,739	$6,319,571,495

Investments in shares of the Portfolios, at cost	$164,994,069	$46,479,853	$121,267,876	$16,273,315	$234,414,276	$5,295,947,937

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$99,516,349	$197,044,199	$12,996,188	$41,817,039	$46,515,926	$216,079,612
Receivable for shares of the Portfolios sold	—	—	—	—	12,793	—
Receivable for policy-related transactions	357,378	49,412	235	1,316	—	769

Total assets	99,873,727	197,093,611	12,996,423	41,818,355	46,528,719	216,080,381

Liabilities:
Payable for shares of the Portfolios purchased	357,378	29,412	236	1,236	—	769
Payable for policy-related transactions	—	—	—	—	12,793	—

Total liabilities	357,378	29,412	236	1,236	12,793	769

Net Assets	$99,516,349	$197,064,199	$12,996,187	$41,817,119	$46,515,926	$216,079,612

Net Assets:
Accumulation unit values	$99,499,319	$197,064,165	$12,994,737	$41,817,007	$46,467,058	$216,070,609
Retained by Equitable Financial in Separate Account No. 70	17,030	34	1,450	112	48,868	9,003

Total Net Assets	$99,516,349	$197,064,199	$12,996,187	$41,817,119	$46,515,926	$216,079,612

Investments in shares of the Portfolios, at cost	$97,349,521	$197,052,416	$17,538,559	$43,924,486	$44,929,454	$217,762,640

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$45,534,089	$26,159,108	$92,466,781	$430,858,187	$216,271,537	$932,729,289
Receivable for shares of the Portfolios sold	17,629	—	40,396	52,092	5,025	—
Receivable for policy-related transactions	—	2,048	—	—	—	831,322

Total assets	45,551,718	26,161,156	92,507,177	430,910,279	216,276,562	933,560,611

Liabilities:
Payable for shares of the Portfolios purchased	—	2,048	—	—	—	831,322
Payable for policy-related transactions	17,628	—	40,396	52,092	5,024	—

Total liabilities	17,628	2,048	40,396	52,092	5,024	831,322

Net Assets	$45,534,090	$26,159,108	$92,466,781	$430,858,187	$216,271,538	$932,729,289

Net Assets:
Accumulation unit values	$45,519,893	$26,158,614	$92,388,749	$430,855,753	$216,268,711	$932,692,612
Retained by Equitable Financial in Separate Account No. 70	14,197	494	78,032	2,434	2,827	36,677

Total Net Assets	$45,534,090	$26,159,108	$92,466,781	$430,858,187	$216,271,538	$932,729,289

Investments in shares of the Portfolios, at cost	$45,952,425	$26,969,282	$84,758,619	$310,359,696	$155,705,060	$975,242,067

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$152,733,351	$19,581,515	$36,419,472	$37,575,731	$702,412	$715,649
Receivable for shares of the Portfolios sold	48,174	266	2,262	—	28	30
Receivable for policy-related transactions	—	—	—	49,505	—	—

Total assets	152,781,525	19,581,781	36,421,734	37,625,236	702,440	715,679

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	49,505	—	—
Payable for policy-related transactions	48,174	168	2,222	—	28	30

Total liabilities	48,174	168	2,222	49,505	28	30

Net Assets	$152,733,351	$19,581,613	$36,419,512	$37,575,731	$702,412	$715,649

Net Assets:
Accumulation unit values	$152,695,483	$19,581,443	$36,419,512	$37,572,697	$701,920	$715,232
Retained by Equitable Financial in Separate Account No. 70	37,868	170	—	3,034	492	417

Total Net Assets	$152,733,351	$19,581,613	$36,419,512	$37,575,731	$702,412	$715,649

Investments in shares of the Portfolios, at cost	$150,071,179	$21,261,875	$35,214,752	$33,931,573	$528,324	$639,017

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,206,525	$1,769,217	$1,622,872	$121,311,537	$183,887,216	$7,561,957
Receivable for shares of the Portfolios sold	51	67	69	12,994	—	260
Receivable for policy-related transactions	—	—	—	—	98,217	—

Total assets	1,206,576	1,769,284	1,622,941	121,324,531	183,985,433	7,562,217

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	98,171	—
Payable for policy-related transactions	51	67	69	12,994	—	221

Total liabilities	51	67	69	12,994	98,171	221

Net Assets	$1,206,525	$1,769,217	$1,622,872	$121,311,537	$183,887,262	$7,561,996

Net Assets:
Accumulation unit values	$1,206,115	$1,768,833	$1,622,415	$121,279,912	$183,887,012	$7,561,947
Retained by Equitable Financial in Separate Account No. 70	410	384	457	31,625	250	49

Total Net Assets	$1,206,525	$1,769,217	$1,622,872	$121,311,537	$183,887,262	$7,561,996

Investments in shares of the Portfolios, at cost	$1,050,692	$1,414,568	$1,428,692	$104,695,372	$180,896,349	$6,692,757

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	FRANKLIN MULTI- ASSET DYNAMIC MULTI-STRATEGY VIT	FRANKLIN MUTUAL SHARES VIP FUND	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$71,641,833	$24,622,512	$104,755,160	$3,883,812	$10,448,813	$2,642,122
Receivable for shares of the Portfolios sold	—	908	—	135	—	85
Receivable for policy-related transactions	97,471	—	175,208	—	80	—

Total assets	71,739,304	24,623,420	104,930,368	3,883,947	10,448,893	2,642,207

Liabilities:
Payable for shares of the Portfolios purchased	97,471	—	175,208	—	81	—
Payable for policy-related transactions	—	908	—	114	—	85

Total liabilities	97,471	908	175,208	114	81	85

Net Assets	$71,641,833	$24,622,512	$104,755,160	$3,883,833	$10,448,812	$2,642,122

Net Assets:
Accumulation unit values	$71,641,515	$24,621,863	$104,754,040	$3,883,814	$10,446,410	$2,641,710
Retained by Equitable Financial in Separate Account No. 70	318	649	1,120	19	2,402	412

Total Net Assets	$71,641,833	$24,622,512	$104,755,160	$3,883,833	$10,448,812	$2,642,122

Investments in shares of the Portfolios, at cost	$60,186,008	$24,219,668	$95,588,615	$3,608,743	$9,915,617	$2,695,356

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	HARTFORD CAPITAL APPRECIATION HLS FUND	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. AMERICAN FRANCHISE FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$309,969	$22,686,412	$88,479,193	$832,936	$16,323,161	$60,984,884
Receivable for shares of the Portfolios sold	12	—	55,586	33	528	3,665
Receivable for policy-related transactions	—	138	—	—	—	—

Total assets	309,981	22,686,550	88,534,779	832,969	16,323,689	60,988,549

Liabilities:
Payable for shares of the Portfolios purchased	—	138	—	—	—	—
Payable for policy-related transactions	13	—	55,587	33	529	3,665

Total liabilities	13	138	55,587	33	529	3,665

Net Assets	$309,968	$22,686,412	$88,479,192	$832,936	$16,323,160	$60,984,884

Net Assets:
Accumulation unit values	$309,887	$22,686,161	$88,478,951	$750,248	$16,323,088	$60,983,213
Retained by Equitable Financial in Separate Account No. 70	81	251	241	82,688	72	1,671

Total Net Assets	$309,968	$22,686,412	$88,479,192	$832,936	$16,323,160	$60,984,884

Investments in shares of the Portfolios, at cost	$282,248	$19,819,812	$75,811,644	$725,981	$16,106,965	$53,150,051

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$24,677,089	$12,269,383	$49,502,619	$13,807,142	$34,478,540	$336,422,143
Receivable for shares of the Portfolios sold	—	391	—	2,197	1,225	—
Receivable for policy-related transactions	19,404	—	40	—	—	366,959

Total assets	24,696,493	12,269,774	49,502,659	13,809,339	34,479,765	336,789,102

Liabilities:
Payable for shares of the Portfolios purchased	19,378	—	40	—	—	366,752
Payable for policy-related transactions	—	391	—	2,198	1,225	—

Total liabilities	19,378	391	40	2,198	1,225	366,752

Net Assets	$24,677,115	$12,269,383	$49,502,619	$13,807,141	$34,478,540	$336,422,350

Net Assets:
Accumulation unit values	$24,677,115	$12,250,893	$49,502,407	$13,804,623	$34,478,518	$336,422,345
Retained by Equitable Financial in Separate Account No. 70	—	18,490	212	2,518	22	5

Total Net Assets	$24,677,115	$12,269,383	$49,502,619	$13,807,141	$34,478,540	$336,422,350

Investments in shares of the Portfolios, at cost	$21,347,517	$11,042,339	$50,203,583	$12,571,500	$28,534,024	$269,473,592

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$79,784,834	$26,016,400	$34,701,149	$32,362,896	$195,924,001	$6,547,711
Receivable for shares of the Portfolios sold	—	825	1,172	1,102	339,921	260
Receivable for policy-related transactions	1,117	—	—	—	—	—

Total assets	79,785,951	26,017,225	34,702,321	32,363,998	196,263,922	6,547,971

Liabilities:
Payable for shares of the Portfolios purchased	974	—	—	—	—	—
Payable for policy-related transactions	—	816	1,099	1,092	339,921	260

Total liabilities	974	816	1,099	1,092	339,921	260

Net Assets	$79,784,977	$26,016,409	$34,701,222	$32,362,906	$195,924,001	$6,547,711

Net Assets:
Accumulation unit values	$79,784,977	$26,016,307	$34,701,175	$32,362,891	$195,923,898	$6,545,725
Retained by Equitable Financial in Separate Account No. 70	—	102	47	M15	103	1,986

Total Net Assets	$79,784,977	$26,016,409	$34,701,222	$32,362,906	$195,924,001	$6,547,711

Investments in shares of the Portfolios, at cost	$79,911,748	$25,555,998	$28,407,670	$29,335,980	$195,745,668	$6,726,410

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® RESEARCH SERIES	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$17,937,229	$23,349,878	$5,299,623	$55,860,389	$24,828,913	$93,162,493
Receivable for shares of the Portfolios sold	—	5,062	166	—	1	—
Receivable for policy-related transactions	342	—	—	265,542	—	39,788

Total assets	17,937,571	23,354,940	5,299,789	56,125,931	24,828,914	93,202,281

Liabilities:
Payable for shares of the Portfolios purchased	342	—	—	265,335	—	39,788
Payable for policy-related transactions	—	5,063	166	—	1	—

Total liabilities	342	5,063	166	265,335	1	39,788

Net Assets	$17,937,229	$23,349,877	$5,299,623	$55,860,596	$24,828,913	$93,162,493

Net Assets:
Accumulation unit values	$17,936,865	$23,348,080	$5,299,571	$55,860,596	$24,732,775	$93,129,994
Retained by Equitable Financial in Separate Account No. 70	364	1,797	52	—	96,138	32,499

Total Net Assets	$17,937,229	$23,349,877	$5,299,623	$55,860,596	$24,828,913	$93,162,493

Investments in shares of the Portfolios, at cost	$13,022,233	$18,540,067	$4,087,144	$45,943,719	$21,455,802	$93,951,011

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
Assets:
Investments in shares of the Portfolios, at fair value	$138,921,634	$5,175,310	$3,714,836	$21,402,944	$14,476,486	$8,082,129
Receivable for shares of the Portfolios sold	—	1,902	129	—	—	—
Receivable for policy-related transactions	88,188	—	—	18,290	363	1,801

Total assets	139,009,822	5,177,212	3,714,965	21,421,234	14,476,849	8,083,930

Liabilities:
Payable for shares of the Portfolios purchased	88,166	—	—	18,290	363	1,760
Payable for policy-related transactions	—	1,902	55	—	—	—

Total liabilities	88,166	1,902	55	18,290	363	1,760

Net Assets	$138,921,656	$5,175,310	$3,714,910	$21,402,944	$14,476,486	$8,082,170

Net Assets:
Accumulation unit values	$138,921,305	$5,175,142	$3,714,509	$21,375,951	$14,450,095	$8,082,170
Retained by Equitable Financial in Separate Account No. 70	351	168	401	26,993	26,391	—

Total Net Assets	$138,921,656	$5,175,310	$3,714,910	$21,402,944	$14,476,486	$8,082,170

Investments in shares of the Portfolios, at cost	$119,435,503	$4,120,429	$3,259,240	$18,452,028	$14,791,823	$8,505,222

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT DIVERSIFIED INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,382,079	$38,462,574	$30,651	$45,640,536	$26,293,244	$6,477,320
Receivable for shares of the Portfolios sold	143	156,683	1	8,069	—	—
Receivable for policy-related transactions	—	—	—	—	2,096	1,410

Total assets	4,382,222	38,619,257	30,652	45,648,605	26,295,340	6,478,730

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	2,081	1,401
Payable for policy-related transactions	143	156,231	2	8,069	—	—

Total liabilities	143	156,231	2	8,069	2,081	1,401

Net Assets	$4,382,079	$38,463,026	$30,650	$45,640,536	$26,293,259	$6,477,329

Net Assets:
Accumulation unit values	$4,381,996	$38,463,026	$30,165	$45,627,353	$26,293,180	$6,477,302
Retained by Equitable Financial in Separate Account No. 70	83	—	485	13,183	79	27

Total Net Assets	$4,382,079	$38,463,026	$30,650	$45,640,536	$26,293,259	$6,477,329

Investments in shares of the Portfolios, at cost	$4,120,934	$38,150,649	$48,955	$34,611,116	$28,511,667	$5,390,013

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$2,185,678	$4,357,902	$28,703,368	$11,768,939	$5,173,436	$92,158,370
Receivable for shares of the Portfolios sold	71	133	—	7,145	205	20,273
Receivable for policy-related transactions	—	—	19,206	—	—	—

Total assets	2,185,749	4,358,035	28,722,574	11,776,084	5,173,641	92,178,643

Liabilities:
Payable for shares of the Portfolios purchased	—	—	19,104	—	—	—
Payable for policy-related transactions	41	75	—	7,145	206	20,273

Total liabilities	41	75	19,104	7,145	206	20,273

Net Assets	$2,185,708	$4,357,960	$28,703,470	$11,768,939	$5,173,435	$92,158,370

Net Assets:
Accumulation unit values	$2,185,665	$4,357,931	$28,703,414	$11,716,011	$5,171,012	$92,152,344
Retained by Equitable Financial in Separate Account No. 70	43	29	56	52,928	2,423	6,026

Total Net Assets	$2,185,708	$4,357,960	$28,703,470	$11,768,939	$5,173,435	$92,158,370

Investments in shares of the Portfolios, at cost	$2,284,200	$3,781,450	$26,267,186	$11,375,584	$5,191,482	$110,794,759

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	TEMPLETON GROWTH VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$938,251	$1,060,186	$16,629,361
Receivable for shares of the Portfolios sold	35	34	2,329

Total assets	938,286	1,060,220	16,631,690

Liabilities:
Payable for policy-related transactions	35	34	2,329

Total liabilities	35	34	2,329

Net Assets	$938,251	$1,060,186	$16,629,361

Net Assets:
Accumulation unit values	$937,604	$1,060,097	$16,606,824
Retained by Equitable Financial in Separate Account No. 70	647	89	22,537

Total Net Assets	$938,251	$1,060,186	$16,629,361

Investments in shares of the Portfolios, at cost	$941,863	$1,103,679	$13,018,777

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held

1290 VT CONVERTIBLE SECURITIES	IB	1,421,057
1290 VT CONVERTIBLE SECURITIES	K	758,624

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,699,030

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	4,009,805

1290 VT EQUITY INCOME	IA	3,666,053
1290 VT EQUITY INCOME	IB	1,373,099

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	661,956
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	579,644

1290 VT GAMCO SMALL COMPANY VALUE	IA	3,154,958
1290 VT GAMCO SMALL COMPANY VALUE	IB	1,061,578

1290 VT HIGH YIELD BOND	IB	2,660,574

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	297,819

1290 VT MICRO CAP	IB	730,336

1290 VT MODERATE GROWTH ALLOCATION	IB	5,339,740

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	164,813

1290 VT NATURAL RESOURCES	IB	1,648,398

1290 VT REAL ESTATE	IB	2,660,725

1290 VT SMALL CAP VALUE	IB	2,421,096

1290 VT SMARTBETA EQUITY	IB	1,192,991

1290 VT SOCIALLY RESPONSIBLE	IB	885,418

7TWELVETM BALANCED PORTFOLIO	CLASS 4	3,234,295

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	CLASS B	320,796

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	CLASS B	261,733

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	611,518

AB VPS INTERNATIONAL GROWTH PORTFOLIO	CLASS B	301,783

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	497,862

ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	387,041

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	1,785,284

AMERICAN CENTURY VP LARGE COMPANY VALUE	CLASS II	88,722

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	5,234,967

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	CLASS 4	749,354

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	861,768

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	CLASS 4	863,283

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	CLASS 4	818,168

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	CLASS P-2	427,514

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	2,735,035

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	4,057,656

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	8,578,499

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	5,087,531

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLASS II	2,591,851

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	448,022

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLASS II	2,513,641

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	320,825

DELAWARE IVY VIP ASSET STRATEGY	CLASS II	2,550,517

DELAWARE IVY VIP GLOBAL EQUITY INCOME	CLASS II	1,519,508

DELAWARE IVY VIP HIGH INCOME	CLASS II	32,837,871

DELAWARE IVY VIP NATURAL RESOURCES	CLASS II	1,282,737

DELAWARE IVY VIP SMALL CAP GROWTH	CLASS II	3,215,154

DELAWARE VIP® EMERGING MARKETS SERIES	SERVICE CLASS	376,178

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	6,387,908

EQ/400 MANAGED VOLATILITY	IB	2,422,849

EQ/500 MANAGED VOLATILITY	IB	4,469,472

EQ/2000 MANAGED VOLATILITY	IB	2,647,012

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	32,779,967

EQ/AB DYNAMIC GROWTH	IB	67,418,329

EQ/AB DYNAMIC MODERATE GROWTH	IB	173,961,498

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	2,703,495

EQ/AB SMALL CAP GROWTH	IA	3,669,371
EQ/AB SMALL CAP GROWTH	IB	2,742,099

EQ/AGGRESSIVE ALLOCATION	A	1,315,273
EQ/AGGRESSIVE ALLOCATION	B	1,699,086

EQ/AGGRESSIVE GROWTH STRATEGY	IB	263,762,795

EQ/ALL ASSET GROWTH ALLOCATION	IA	1,883,382
EQ/ALL ASSET GROWTH ALLOCATION	IB	6,109,048

EQ/AMERICAN CENTURY MID CAP VALUE	IB	6,797,156

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	5,955,901

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	IB	2,600,508

EQ/BALANCED STRATEGY	IB	174,485,691

EQ/CAPITAL GROUP RESEARCH	IA	322,515
EQ/CAPITAL GROUP RESEARCH	IB	307,225

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	5,613,749

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	1,387,042
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	336,674

EQ/COMMON STOCK INDEX	IA	1,669,025
EQ/COMMON STOCK INDEX	IB	887,543

EQ/CONSERVATIVE ALLOCATION	B	7,065,295

EQ/CONSERVATIVE GROWTH STRATEGY	IB	88,830,157

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held

EQ/CONSERVATIVE STRATEGY	IB	58,874,480

EQ/CORE BOND INDEX	IB	31,818,378

EQ/CORE PLUS BOND	B	1,740,742

EQ/EMERGING MARKETS EQUITY PLUS	IB	921,977

EQ/EQUITY 500 INDEX	IA	5,107,200
EQ/EQUITY 500 INDEX	IB	4,062,651

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	3,950,606

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	IB	7,352,557

EQ/FRANKLIN GROWTH ALLOCATION	IB	5,692,068

EQ/FRANKLIN MODERATE ALLOCATION	IB	20,228,735

EQ/FRANKLIN RISING DIVIDENDS	IB	2,797,016

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	149,310
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	439,798

EQ/FRANKLIN STRATEGIC INCOME	IB	4,870,518

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	297,682
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	449,427

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	18,073,724

EQ/GOLDMAN SACHS MID CAP VALUE	IB	1,643,261

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	70,238,659

EQ/GROWTH STRATEGY	IB	233,371,330

EQ/INTERMEDIATE GOVERNMENT BOND	IB	11,081,913

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	460,663
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	516,553

EQ/INTERNATIONAL EQUITY INDEX	IA	2,903,173
EQ/INTERNATIONAL EQUITY INDEX	IB	3,078,252

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	5,467,582

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	156,377

EQ/INVESCO COMSTOCK	IA	2,407,780
EQ/INVESCO COMSTOCK	IB	312,100

EQ/INVESCO GLOBAL	IA	2,320,414
EQ/INVESCO GLOBAL	IB	1,299,454

EQ/INVESCO GLOBAL REAL ASSETS	IB	3,653,417

EQ/INVESCO INTERNATIONAL GROWTH	IB	998,648

EQ/INVESCO MODERATE ALLOCATION	IB	31,079,820

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	8,321,227

EQ/JANUS ENTERPRISE	IA	2,749,709
EQ/JANUS ENTERPRISE	IB	1,907,738

EQ/JPMORGAN GROWTH ALLOCATION	IB	28,253,978

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	648,916
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	2,171,938

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	684,071

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held

EQ/LARGE CAP GROWTH INDEX	IA	3,891,906
EQ/LARGE CAP GROWTH INDEX	IB	2,983,731

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	177,158
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	512,545

EQ/LARGE CAP VALUE INDEX	IA	3,946,019
EQ/LARGE CAP VALUE INDEX	IB	3,054,943

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	786,632
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	647,896

EQ/LAZARD EMERGING MARKETS EQUITY	IB	3,416,937

EQ/LOOMIS SAYLES GROWTH	IA	6,159,828
EQ/LOOMIS SAYLES GROWTH	IB	3,918,282

EQ/MFS INTERNATIONAL GROWTH	IA	5,764,059
EQ/MFS INTERNATIONAL GROWTH	IB	4,925,397

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	6,808,111

EQ/MFS MID CAP FOCUSED GROWTH	IB	4,345,303

EQ/MFS TECHNOLOGY	IB	6,742,371

EQ/MFS UTILITIES SERIES	IB	1,465,792

EQ/MID CAP INDEX	IA	4,532,449
EQ/MID CAP INDEX	IB	3,488,640

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	415,902
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	588,598

EQ/MODERATE ALLOCATION	A	6,865,417
EQ/MODERATE ALLOCATION	B	9,532,994

EQ/MODERATE GROWTH STRATEGY	IB	326,641,197

EQ/MODERATE-PLUS ALLOCATION	A	2,437,885
EQ/MODERATE-PLUS ALLOCATION	B	6,137,089

EQ/MONEY MARKET	IA	73,924,186
EQ/MONEY MARKET	IB	123,037,405

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	1,338,918

EQ/PIMCO GLOBAL REAL RETURN	IB	4,300,333

EQ/PIMCO REAL RETURN	IB	3,606,779

EQ/PIMCO TOTAL RETURN	IB	19,742,800

EQ/PIMCO ULTRA SHORT BOND	IA	2,205,034
EQ/PIMCO ULTRA SHORT BOND	IB	2,439,920

EQ/QUALITY BOND PLUS	IB	3,072,957

EQ/SMALL COMPANY INDEX	IA	4,162,467
EQ/SMALL COMPANY INDEX	IB	3,000,292

EQ/T. ROWE PRICE GROWTH STOCK	IA	3,451,276
EQ/T. ROWE PRICE GROWTH STOCK	IB	2,263,879

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	3,130,956

EQ/ULTRA CONSERVATIVE STRATEGY	IB	96,384,526

EQ/VALUE EQUITY	IA	5,286,277
EQ/VALUE EQUITY	IB	1,460,248

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held

EQ/WELLINGTON ENERGY	IB	6,370,660

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	5,735,350

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	1,677,488

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	29,292

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	49,941

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	78,806

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	100,239

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	91,121

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	3,079,755

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	15,838,692

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	600,155

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	4,307,988

FRANKLIN ALLOCATION VIP FUND	CLASS 2	4,131,294

FRANKLIN INCOME VIP FUND	CLASS 2	6,250,308

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT	CLASS II	287,264

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	544,209

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	162,592

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	COMMON SHARES	11,476

HARTFORD CAPITAL APPRECIATION HLS FUND	IC	425,397

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	4,243,606

INVESCO V.I. AMERICAN FRANCHISE FUND	SERIES II	10,031

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	1,547,219

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,062,390

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	1,200,832

INVESCO V.I. HEALTH CARE FUND	SERIES II	388,026

INVESCO V.I. HIGH YIELD FUND	SERIES II	9,593,531

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	1,100,171

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,585,220

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	6,330,865

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	6,012,422

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	SERVICE SHARES	1,469,023

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	CLASS 2	1,691,089

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	CLASS 2	2,728,743

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	15,928,781

LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	VC SHARES	478,284

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	407,942

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	862,574

MFS® RESEARCH SERIES	SERVICE CLASS	139,758

MFS® VALUE SERIES	SERVICE CLASS	2,312,102

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held

MULTIMANAGER AGGRESSIVE EQUITY	IB	302,780

MULTIMANAGER CORE BOND	IB	9,390,962

MULTIMANAGER TECHNOLOGY	IB	3,422,316

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	CLASS S	316,146

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	326,149

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	2,729,967

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	1,156,269

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	738,769

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	337,342

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	3,525,442

PROFUND VP BEAR	COMMON SHARES	2,107

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	483,173

PUTNAM VT DIVERSIFIED INCOME FUND	CLASS IB	4,979,781

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	318,452

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	CLASS IB	233,513

PUTNAM VT RESEARCH FUND	CLASS IB	123,734

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	959,658

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	1,102,993

TEMPLETON FOREIGN VIP FUND	CLASS 2	380,680

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	7,018,916

TEMPLETON GROWTH VIP FUND	CLASS 2	80,953

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	131,864

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	652,388

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-42

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	0.30%	IB	$21.59	6
1290 VT CONVERTIBLE SECURITIES	1.00%	IB	$17.90	54
1290 VT CONVERTIBLE SECURITIES	1.10%	IB	$17.88	152
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$20.05	39
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$19.97	93

1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.00%	IB	$13.67	64
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.10%	IB	$13.66	229
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.25%	IB	$13.59	206
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.30%	IB	$15.90	761
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.55%	IB	$15.18	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.65%	IB	$15.40	135
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.70%	IB	$15.33	76

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.30%	IB	$11.72	11
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$11.13	151
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$11.12	1,449
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$10.74	141
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$11.01	1,159
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$10.92	658
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.65%	IB	$10.67	49
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.70%	IB	$10.63	38

1290 VT EQUITY INCOME	1.30%	IA	$28.84	462
1290 VT EQUITY INCOME	1.55%	IA	$27.96	30
1290 VT EQUITY INCOME	1.65%	IA	$27.62	93
1290 VT EQUITY INCOME	1.70%	IA	$27.45	82
1290 VT EQUITY INCOME	0.30%	IB	$18.97	2
1290 VT EQUITY INCOME	1.00%	IB	$15.72	33
1290 VT EQUITY INCOME	1.10%	IB	$15.70	86
1290 VT EQUITY INCOME	1.20%	IB	$17.61	23
1290 VT EQUITY INCOME	1.25%	IB	$17.54	85
1290 VT EQUITY INCOME	1.30%	IB	$5.90	258
1290 VT EQUITY INCOME	1.55%	IB	$13.66	38
1290 VT EQUITY INCOME	1.65%	IB	$13.35	93
1290 VT EQUITY INCOME	1.70%	IB	$13.19	7

1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IA	$15.38	351
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IA	$14.91	22
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IA	$14.73	92
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IA	$14.64	95
1290 VT GAMCO MERGERS & ACQUISITIONS	0.30%	IB	$13.38	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.00%	IB	$11.98	20
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$11.97	340
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$12.42	52
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$12.37	198

1290 VT GAMCO SMALL COMPANY VALUE	0.65%	IA	$31.20	—
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IA	$37.88	4,482
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IA	$36.74	260
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IA	$36.29	857

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IA	$36.06	603
1290 VT GAMCO SMALL COMPANY VALUE	0.30%	IB	$20.40	9
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$17.46	256
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$17.45	2,826
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$18.94	463
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$18.87	825

1290 VT HIGH YIELD BOND	1.00%	IB	$12.64	151
1290 VT HIGH YIELD BOND	1.10%	IB	$12.63	604
1290 VT HIGH YIELD BOND	1.20%	IB	$13.12	50
1290 VT HIGH YIELD BOND	1.25%	IB	$13.07	268
1290 VT HIGH YIELD BOND	1.30%	IB	$13.61	682
1290 VT HIGH YIELD BOND	1.55%	IB	$12.81	10
1290 VT HIGH YIELD BOND	1.65%	IB	$13.19	144
1290 VT HIGH YIELD BOND	1.70%	IB	$13.13	61

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.00%	IB	$14.91	20
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.10%	IB	$14.89	99
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.20%	IB	$16.54	29
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.25%	IB	$16.47	76
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.30%	IB	$12.83	47
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.65%	IB	$12.68	—

1290 VT MICRO CAP	1.00%	IB	$18.28	133
1290 VT MICRO CAP	1.10%	IB	$18.27	161
1290 VT MICRO CAP	1.25%	IB	$18.18	57
1290 VT MICRO CAP	1.30%	IB	$18.15	92
1290 VT MICRO CAP	1.65%	IB	$17.94	8

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$13.11	5,180
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$12.98	164

1290 VT MULTI-ALTERNATIVE STRATEGIES	1.00%	IB	$10.98	20
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.10%	IB	$10.97	99
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	IB	$10.92	31

1290 VT NATURAL RESOURCES	0.30%	IB	$9.66	23
1290 VT NATURAL RESOURCES	1.00%	IB	$10.12	54
1290 VT NATURAL RESOURCES	1.10%	IB	$10.11	469
1290 VT NATURAL RESOURCES	1.20%	IB	$8.97	67
1290 VT NATURAL RESOURCES	1.25%	IB	$8.93	302
1290 VT NATURAL RESOURCES	1.30%	IB	$9.15	352
1290 VT NATURAL RESOURCES	1.55%	IB	$9.18	2
1290 VT NATURAL RESOURCES	1.65%	IB	$8.87	65
1290 VT NATURAL RESOURCES	1.70%	IB	$8.83	27

1290 VT REAL ESTATE	0.30%	IB	$16.08	3
1290 VT REAL ESTATE	1.00%	IB	$13.35	74
1290 VT REAL ESTATE	1.10%	IB	$13.33	286
1290 VT REAL ESTATE	1.20%	IB	$14.93	35
1290 VT REAL ESTATE	1.25%	IB	$14.87	213
1290 VT REAL ESTATE	1.30%	IB	$15.16	496
1290 VT REAL ESTATE	1.55%	IB	$13.45	11
1290 VT REAL ESTATE	1.65%	IB	$14.69	144
1290 VT REAL ESTATE	1.70%	IB	$14.62	67

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SMALL CAP VALUE	0.30%	IB	$13.86	2
1290 VT SMALL CAP VALUE	1.00%	IB	$13.52	98
1290 VT SMALL CAP VALUE	1.10%	IB	$13.51	342
1290 VT SMALL CAP VALUE	1.20%	IB	$17.64	8
1290 VT SMALL CAP VALUE	1.25%	IB	$13.44	159
1290 VT SMALL CAP VALUE	1.30%	IB	$13.42	567
1290 VT SMALL CAP VALUE	1.30%	IB	$17.61	234
1290 VT SMALL CAP VALUE	1.55%	IB	$17.54	72
1290 VT SMALL CAP VALUE	1.65%	IB	$13.27	56
1290 VT SMALL CAP VALUE	1.65%	IB	$17.51	82
1290 VT SMALL CAP VALUE	1.70%	IB	$17.50	336

1290 VT SMARTBETA EQUITY	0.30%	IB	$22.80	1
1290 VT SMARTBETA EQUITY	1.00%	IB	$18.97	13
1290 VT SMARTBETA EQUITY	1.10%	IB	$18.95	281
1290 VT SMARTBETA EQUITY	1.20%	IB	$21.17	39
1290 VT SMARTBETA EQUITY	1.25%	IB	$21.09	107
1290 VT SMARTBETA EQUITY	1.30%	IB	$14.42	346
1290 VT SMARTBETA EQUITY	1.30%	IB	$15.87	128
1290 VT SMARTBETA EQUITY	1.55%	IB	$14.37	150
1290 VT SMARTBETA EQUITY	1.65%	IB	$14.34	254
1290 VT SMARTBETA EQUITY	1.65%	IB	$15.69	2
1290 VT SMARTBETA EQUITY	1.70%	IB	$14.33	10

1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$23.27	111
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$23.25	398
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$27.96	31
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$27.84	145
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$41.07	23
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$29.49	8
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$38.57	7
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$28.50	1

7TWELVETM BALANCED PORTFOLIO	1.10%	CLASS 4	$12.67	255
7TWELVETM BALANCED PORTFOLIO	1.20%	CLASS 4	$12.64	310
7TWELVETM BALANCED PORTFOLIO	1.25%	CLASS 4	$12.59	246
7TWELVETM BALANCED PORTFOLIO	1.30%	CLASS 4	$14.05	1,977
7TWELVETM BALANCED PORTFOLIO	1.55%	CLASS 4	$12.53	8
7TWELVETM BALANCED PORTFOLIO	1.55%	CLASS 4	$13.71	36
7TWELVETM BALANCED PORTFOLIO	1.65%	CLASS 4	$13.58	285
7TWELVETM BALANCED PORTFOLIO	1.70%	CLASS 4	$13.51	240

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.30%	CLASS B	$21.86	107
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.55%	CLASS B	$21.19	14
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.65%	CLASS B	$20.94	39
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.70%	CLASS B	$20.81	12

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.00%	CLASS B	$23.69	63
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.10%	CLASS B	$23.66	255
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.20%	CLASS B	$24.62	10
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.25%	CLASS B	$24.53	151

AB VPS GROWTH AND INCOME PORTFOLIO	0.30%	CLASS B	$20.49	7
AB VPS GROWTH AND INCOME PORTFOLIO	1.00%	CLASS B	$18.61	59
AB VPS GROWTH AND INCOME PORTFOLIO	1.10%	CLASS B	$18.59	785

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AB VPS GROWTH AND INCOME PORTFOLIO	1.20%	CLASS B	$19.18	54
AB VPS GROWTH AND INCOME PORTFOLIO	1.25%	CLASS B	$19.11	273

AB VPS INTERNATIONAL GROWTH PORTFOLIO	0.65%	CLASS B	$17.68	—
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.30%	CLASS B	$18.92	303
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.55%	CLASS B	$18.34	15
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.65%	CLASS B	$18.12	89
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.70%	CLASS B	$18.01	22

AB VPS SMALL/MID CAP VALUE PORTFOLIO	0.30%	CLASS B	$18.62	4
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.00%	CLASS B	$16.99	79
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.10%	CLASS B	$16.97	378
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.20%	CLASS B	$17.43	14
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.25%	CLASS B	$17.36	199

ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	1.10%	CLASS III	$19.54	241
ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	1.25%	CLASS III	$19.35	104

AMERICAN CENTURY VP INFLATION PROTECTION FUND	0.30%	CLASS II	$12.77	16
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.00%	CLASS II	$11.91	111
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.10%	CLASS II	$11.90	828
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.20%	CLASS II	$11.85	102
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.25%	CLASS II	$11.81	661

AMERICAN CENTURY VP LARGE COMPANY VALUE	1.30%	CLASS II	$29.60	31
AMERICAN CENTURY VP LARGE COMPANY VALUE	1.55%	CLASS II	$28.70	5
AMERICAN CENTURY VP LARGE COMPANY VALUE	1.65%	CLASS II	$28.35	23
AMERICAN CENTURY VP LARGE COMPANY VALUE	1.70%	CLASS II	$28.17	2

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.00%	CLASS 4	$17.07	547
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.10%	CLASS 4	$17.06	3,994
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.20%	CLASS 4	$18.60	450
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.25%	CLASS 4	$18.53	3,437

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	0.30%	CLASS 4	$27.19	1
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.00%	CLASS 4	$21.92	165
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.10%	CLASS 4	$21.90	862
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.20%	CLASS 4	$25.25	74
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.25%	CLASS 4	$25.14	358

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.30%	CLASS 4	$21.17	1
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.00%	CLASS 4	$17.73	51
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.10%	CLASS 4	$17.71	253
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.20%	CLASS 4	$19.66	32

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.25%	CLASS 4	$19.58	126
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.30%	CLASS 4	$22.10	666
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.55%	CLASS 4	$20.67	14
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.65%	CLASS 4	$21.42	143
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.70%	CLASS 4	$21.32	85

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	0.30%	CLASS 4	$26.85	2
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.00%	CLASS 4	$21.15	444
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.10%	CLASS 4	$21.13	1,574
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.20%	CLASS 4	$24.94	87
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.25%	CLASS 4	$24.83	473

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	0.30%	CLASS 4	$13.72	1
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.00%	CLASS 4	$12.53	206
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.10%	CLASS 4	$12.52	576
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.20%	CLASS 4	$12.74	77
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.25%	CLASS 4	$12.69	390

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.30%	CLASS P-2	$17.25	232
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.55%	CLASS P-2	$16.02	26
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.65%	CLASS P-2	$16.71	68
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.70%	CLASS P-2	$16.64	47

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.30%	CLASS 4	$16.95	22
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.65%	CLASS 4	$17.33	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.00%	CLASS 4	$16.28	174
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.10%	CLASS 4	$16.26	1,228
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.20%	CLASS 4	$15.74	175
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$15.67	614

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$16.73	2,076
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.55%	CLASS 4	$16.02	56
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$16.21	483
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.70%	CLASS 4	$16.14	399

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.65%	CLASS 4	$12.03	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$11.47	2,718
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.55%	CLASS 4	$11.12	49
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.65%	CLASS 4	$11.11	556
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.70%	CLASS 4	$11.06	613

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.30%	CLASS III	$16.62	13
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.00%	CLASS III	$14.42	225
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.10%	CLASS III	$14.41	1,286
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.20%	CLASS III	$15.43	303
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$15.37	1,262
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$19.19	2,778
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.55%	CLASS III	$18.61	75
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$18.38	737
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.70%	CLASS III	$18.27	495

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$59.13	1,414
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.55%	CLASS III	$57.34	75
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$56.64	258
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.70%	CLASS III	$56.29	94

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.00%	CLASS II	$14.99	60
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.10%	CLASS II	$14.98	576
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.20%	CLASS II	$16.58	159
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.25%	CLASS II	$16.52	305
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.30%	CLASS II	$16.45	2,220
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.65%	CLASS II	$16.02	201
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.70%	CLASS II	$15.96	229

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$21.41	1,177
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.65%	CLASS II	$20.90	71
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.70%	CLASS II	$20.82	24

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.00%	CLASS II	$20.57	49
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.10%	CLASS II	$20.55	950

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.20%	CLASS II	$21.59	77
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.25%	CLASS II	$21.51	515
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.30%	CLASS II	$21.43	1,246
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.65%	CLASS II	$20.86	60
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.70%	CLASS II	$20.78	165

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$19.13	417
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.65%	CLASS II	$18.67	57
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.70%	CLASS II	$18.61	14

DELAWARE IVY VIP ASSET STRATEGY	1.10%	CLASS II	$13.70	173
DELAWARE IVY VIP ASSET STRATEGY	1.20%	CLASS II	$13.84	164
DELAWARE IVY VIP ASSET STRATEGY	1.25%	CLASS II	$13.78	227
DELAWARE IVY VIP ASSET STRATEGY	1.30%	CLASS II	$17.09	692
DELAWARE IVY VIP ASSET STRATEGY	1.55%	CLASS II	$16.63	22
DELAWARE IVY VIP ASSET STRATEGY	1.65%	CLASS II	$16.44	187
DELAWARE IVY VIP ASSET STRATEGY	1.70%	CLASS II	$16.35	179

DELAWARE IVY VIP GLOBAL EQUITY INCOME	1.30%	CLASS II	$24.64	264
DELAWARE IVY VIP GLOBAL EQUITY INCOME	1.55%	CLASS II	$23.89	26
DELAWARE IVY VIP GLOBAL EQUITY INCOME	1.65%	CLASS II	$23.60	98
DELAWARE IVY VIP GLOBAL EQUITY INCOME	1.70%	CLASS II	$23.45	43

DELAWARE IVY VIP HIGH INCOME	0.65%	CLASS II	$18.72	—
DELAWARE IVY VIP HIGH INCOME	1.30%	CLASS II	$20.16	3,853
DELAWARE IVY VIP HIGH INCOME	1.55%	CLASS II	$19.55	172
DELAWARE IVY VIP HIGH INCOME	1.65%	CLASS II	$19.31	762
DELAWARE IVY VIP HIGH INCOME	1.70%	CLASS II	$19.19	815

DELAWARE IVY VIP NATURAL RESOURCES	1.30%	CLASS II	$7.20	471
DELAWARE IVY VIP NATURAL RESOURCES	1.55%	CLASS II	$6.98	37
DELAWARE IVY VIP NATURAL RESOURCES	1.65%	CLASS II	$6.90	159
DELAWARE IVY VIP NATURAL RESOURCES	1.70%	CLASS II	$6.85	77

DELAWARE IVY VIP SMALL CAP GROWTH	0.65%	CLASS II	$31.11	—
DELAWARE IVY VIP SMALL CAP GROWTH	1.10%	CLASS II	$19.01	115
DELAWARE IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$20.00	44
DELAWARE IVY VIP SMALL CAP GROWTH	1.25%	CLASS II	$19.92	49
DELAWARE IVY VIP SMALL CAP GROWTH	1.30%	CLASS II	$34.83	605
DELAWARE IVY VIP SMALL CAP GROWTH	1.55%	CLASS II	$33.78	50
DELAWARE IVY VIP SMALL CAP GROWTH	1.65%	CLASS II	$33.36	164
DELAWARE IVY VIP SMALL CAP GROWTH	1.70%	CLASS II	$33.16	82

DELAWARE VIP® EMERGING MARKETS SERIES	0.30%	SERVICE CLASS	$14.81	1
DELAWARE VIP® EMERGING MARKETS SERIES	1.00%	SERVICE CLASS	$14.55	42
DELAWARE VIP® EMERGING MARKETS SERIES	1.10%	SERVICE CLASS	$14.54	525
DELAWARE VIP® EMERGING MARKETS SERIES	1.20%	SERVICE CLASS	$13.75	46
DELAWARE VIP® EMERGING MARKETS SERIES	1.25%	SERVICE CLASS	$13.69	126

EATON VANCE VT FLOATING-RATE INCOME FUND	0.30%	INITIAL CLASS	$12.49	2
EATON VANCE VT FLOATING-RATE INCOME FUND	1.00%	INITIAL CLASS	$11.46	70
EATON VANCE VT FLOATING-RATE INCOME FUND	1.10%	INITIAL CLASS	$11.45	2,189
EATON VANCE VT FLOATING-RATE INCOME FUND	1.20%	INITIAL CLASS	$11.60	250
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$11.55	1,448
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$11.45	918
EATON VANCE VT FLOATING-RATE INCOME FUND	1.65%	INITIAL CLASS	$11.18	92
EATON VANCE VT FLOATING-RATE INCOME FUND	1.70%	INITIAL CLASS	$11.14	90

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/400 MANAGED VOLATILITY	1.30%	IB	$23.94	306
EQ/400 MANAGED VOLATILITY	1.30%	IB	$34.55	758
EQ/400 MANAGED VOLATILITY	1.55%	IB	$33.50	337
EQ/400 MANAGED VOLATILITY	1.65%	IB	$23.20	120
EQ/400 MANAGED VOLATILITY	1.65%	IB	$33.09	359
EQ/400 MANAGED VOLATILITY	1.70%	IB	$23.09	24
EQ/400 MANAGED VOLATILITY	1.70%	IB	$32.89	12

EQ/500 MANAGED VOLATILITY	1.30%	IB	$30.13	536
EQ/500 MANAGED VOLATILITY	1.30%	IB	$39.22	1,620
EQ/500 MANAGED VOLATILITY	1.55%	IB	$38.03	716
EQ/500 MANAGED VOLATILITY	1.65%	IB	$29.19	158
EQ/500 MANAGED VOLATILITY	1.65%	IB	$37.57	904
EQ/500 MANAGED VOLATILITY	1.70%	IB	$29.06	69
EQ/500 MANAGED VOLATILITY	1.70%	IB	$37.34	36

EQ/2000 MANAGED VOLATILITY	1.30%	IB	$22.71	232
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$32.47	818
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$31.48	384
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$22.01	72
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$31.10	407
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$21.91	20
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$30.91	17

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$12.93	30,618
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$12.74	843

EQ/AB DYNAMIC GROWTH	1.30%	IB	$13.61	60,940
EQ/AB DYNAMIC GROWTH	1.65%	IB	$13.29	4,640
EQ/AB DYNAMIC GROWTH	1.70%	IB	$13.25	1,874

EQ/AB DYNAMIC MODERATE GROWTH	0.30%	IB	$15.48	4
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$13.32	101
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$13.30	772
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$14.38	164
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$14.32	545
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$15.52	3,581
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$16.26	104,469
EQ/AB DYNAMIC MODERATE GROWTH	1.55%	IB	$15.82	5,011
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$15.04	609
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$15.65	18,602
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$14.97	314
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$15.56	11,062

EQ/AB SHORT DURATION GOVERNMENT BOND	0.30%	IB	$10.11	17
EQ/AB SHORT DURATION GOVERNMENT BOND	1.00%	IB	$9.69	232
EQ/AB SHORT DURATION GOVERNMENT BOND	1.10%	IB	$9.68	1,343
EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.38	88
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.35	1,097

EQ/AB SMALL CAP GROWTH	1.30%	IA	$48.94	1,129
EQ/AB SMALL CAP GROWTH	1.55%	IA	$47.46	60
EQ/AB SMALL CAP GROWTH	1.65%	IA	$46.88	196
EQ/AB SMALL CAP GROWTH	1.70%	IA	$46.59	188
EQ/AB SMALL CAP GROWTH	0.30%	IB	$25.41	41
EQ/AB SMALL CAP GROWTH	1.00%	IB	$21.46	152

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.10%	IB	$21.44	1,147
EQ/AB SMALL CAP GROWTH	1.20%	IB	$23.59	81
EQ/AB SMALL CAP GROWTH	1.25%	IB	$23.49	345
EQ/AB SMALL CAP GROWTH	1.30%	IB	$54.67	89
EQ/AB SMALL CAP GROWTH	1.55%	IB	$65.60	29
EQ/AB SMALL CAP GROWTH	1.65%	IB	$51.40	66
EQ/AB SMALL CAP GROWTH	1.70%	IB	$63.18	7

EQ/AGGRESSIVE ALLOCATION	1.30%	A	$27.18	444
EQ/AGGRESSIVE ALLOCATION	1.55%	A	$26.36	78
EQ/AGGRESSIVE ALLOCATION	1.65%	A	$26.04	87
EQ/AGGRESSIVE ALLOCATION	1.70%	A	$25.88	3
EQ/AGGRESSIVE ALLOCATION	0.30%	B	$20.64	4
EQ/AGGRESSIVE ALLOCATION	1.00%	B	$17.44	118
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$17.42	632
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$19.16	20
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$19.08	404

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$13.94	203
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$23.24	178,894
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$13.88	54
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$22.67	1,768
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$13.86	139
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$22.45	20,378
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$13.85	10
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$22.34	16,186

EQ/ALL ASSET GROWTH ALLOCATION	1.30%	IA	$21.23	1,394
EQ/ALL ASSET GROWTH ALLOCATION	1.55%	IA	$20.59	16
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	IA	$20.34	249
EQ/ALL ASSET GROWTH ALLOCATION	1.70%	IA	$20.21	190
EQ/ALL ASSET GROWTH ALLOCATION	0.30%	IB	$14.82	42
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$14.29	127
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	IB	$14.27	4,553
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	IB	$14.21	1,406
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$14.17	2,750

EQ/AMERICAN CENTURY MID CAP VALUE	0.30%	IB	$21.89	12
EQ/AMERICAN CENTURY MID CAP VALUE	0.65%	IB	$32.31	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$17.16	148
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$17.14	2,151
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$20.33	273
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$20.24	544
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$14.54	217
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$34.96	2,364
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$14.48	36
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$33.90	55
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$14.46	102
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$33.48	444
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$14.45	23
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$33.28	264

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$12.59	5,883

The accompanying notes are an integral part of these financial statements.

FSA-51

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$12.46	80

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	1.30%	IB	$12.60	2,539
EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	1.65%	IB	$12.47	84

EQ/BALANCED STRATEGY	1.30%	IB	$18.63	116,545
EQ/BALANCED STRATEGY	1.30%	IB	$20.81	12,149
EQ/BALANCED STRATEGY	1.55%	IB	$18.06	4,806
EQ/BALANCED STRATEGY	1.55%	IB	$20.15	1,154
EQ/BALANCED STRATEGY	1.65%	IB	$17.84	17,939
EQ/BALANCED STRATEGY	1.65%	IB	$19.90	2,867
EQ/BALANCED STRATEGY	1.70%	IB	$17.73	9,000
EQ/BALANCED STRATEGY	1.70%	IB	$19.77	435

EQ/CAPITAL GROUP RESEARCH	1.30%	IA	$48.99	130
EQ/CAPITAL GROUP RESEARCH	1.55%	IA	$47.51	18
EQ/CAPITAL GROUP RESEARCH	1.65%	IA	$46.93	48
EQ/CAPITAL GROUP RESEARCH	1.70%	IA	$46.64	44
EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$49.22	100
EQ/CAPITAL GROUP RESEARCH	1.55%	IB	$44.95	33
EQ/CAPITAL GROUP RESEARCH	1.65%	IB	$46.22	79
EQ/CAPITAL GROUP RESEARCH	1.70%	IB	$43.42	22

EQ/CLEARBRIDGE LARGE CAP GROWTH	1.00%	IB	$19.13	73
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.10%	IB	$19.11	527
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.25%	IB	$19.02	180
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$18.99	253
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$35.56	1,260
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$57.96	92
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.55%	IB	$34.59	131
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.55%	IB	$40.51	43
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.65%	IB	$18.77	22
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.65%	IB	$34.21	363
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.65%	IB	$54.44	53
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.70%	IB	$34.02	238
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.70%	IB	$39.12	4

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IA	$20.05	124
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IA	$20.03	294
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IA	$19.94	100
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$19.90	188
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$39.30	19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IA	$38.11	8
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$19.68	5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$37.65	8
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IA	$37.42	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$30.97	56
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$29.79	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$29.33	44
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$29.10	20

EQ/COMMON STOCK INDEX	1.30%	IA	$43.76	1,471
EQ/COMMON STOCK INDEX	1.55%	IA	$42.43	34

The accompanying notes are an integral part of these financial statements.

FSA-52

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	1.65%	IA	$41.91	240
EQ/COMMON STOCK INDEX	1.70%	IA	$41.65	106
EQ/COMMON STOCK INDEX	1.00%	IB	$22.24	288
EQ/COMMON STOCK INDEX	1.10%	IB	$22.22	1,030
EQ/COMMON STOCK INDEX	1.20%	IB	$26.18	96
EQ/COMMON STOCK INDEX	1.25%	IB	$26.07	406

EQ/CONSERVATIVE ALLOCATION	1.00%	B	$10.73	522
EQ/CONSERVATIVE ALLOCATION	1.10%	B	$10.72	1,944
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$10.70	287
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$10.69	3,486

EQ/CONSERVATIVE GROWTH STRATEGY	0.65%	IB	$16.41	7
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$16.58	64,300
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$18.37	3,843
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$16.08	2,862
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$17.80	402
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.88	8,141
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$17.57	999
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$15.78	3,603
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$17.46	174

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$13.05	44,033
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$13.91	2,012
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.65	1,706
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$13.48	252
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.50	6,160
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$13.30	292
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.42	3,163
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$13.22	97

EQ/CORE BOND INDEX	0.30%	IB	$11.33	196
EQ/CORE BOND INDEX	0.65%	IB	$11.31	4
EQ/CORE BOND INDEX	1.00%	IB	$10.49	448
EQ/CORE BOND INDEX	1.10%	IB	$10.48	2,972
EQ/CORE BOND INDEX	1.20%	IB	$10.52	175
EQ/CORE BOND INDEX	1.25%	IB	$10.48	2,863
EQ/CORE BOND INDEX	1.30%	IB	$11.16	10,182
EQ/CORE BOND INDEX	1.30%	IB	$11.31	2,051
EQ/CORE BOND INDEX	1.55%	IB	$10.82	3,648
EQ/CORE BOND INDEX	1.55%	IB	$14.14	420
EQ/CORE BOND INDEX	1.65%	IB	$10.63	1,555
EQ/CORE BOND INDEX	1.65%	IB	$10.69	4,025
EQ/CORE BOND INDEX	1.70%	IB	$10.63	627
EQ/CORE BOND INDEX	1.70%	IB	$13.63	132

EQ/CORE PLUS BOND	1.30%	B	$9.69	199
EQ/CORE PLUS BOND	1.30%	B	$13.30	155
EQ/CORE PLUS BOND	1.55%	B	$9.68	30
EQ/CORE PLUS BOND	1.55%	B	$32.12	33
EQ/CORE PLUS BOND	1.65%	B	$9.67	59
EQ/CORE PLUS BOND	1.65%	B	$12.57	67
EQ/CORE PLUS BOND	1.70%	B	$9.67	20
EQ/CORE PLUS BOND	1.70%	B	$30.45	3

The accompanying notes are an integral part of these financial statements.

FSA-53

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EMERGING MARKETS EQUITY PLUS	0.65%	IB	$11.91	—
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$11.55	35
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$11.54	188
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$11.65	19
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$11.60	169
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$11.13	363
EQ/EMERGING MARKETS EQUITY PLUS	1.55%	IB	$11.01	6
EQ/EMERGING MARKETS EQUITY PLUS	1.65%	IB	$10.78	47
EQ/EMERGING MARKETS EQUITY PLUS	1.70%	IB	$10.73	44

EQ/EQUITY 500 INDEX	1.30%	IA	$44.53	5,760
EQ/EQUITY 500 INDEX	1.55%	IA	$43.18	256
EQ/EQUITY 500 INDEX	1.65%	IA	$42.65	1,160
EQ/EQUITY 500 INDEX	1.70%	IA	$42.39	1,163
EQ/EQUITY 500 INDEX	0.25%	IB	$29.32	—
EQ/EQUITY 500 INDEX	0.30%	IB	$29.31	80
EQ/EQUITY 500 INDEX	1.00%	IB	$22.99	913
EQ/EQUITY 500 INDEX	1.10%	IB	$22.97	6,660
EQ/EQUITY 500 INDEX	1.20%	IB	$27.21	461
EQ/EQUITY 500 INDEX	1.25%	IB	$27.10	3,722

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.30%	IB	$28.47	22
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.65%	IB	$39.88	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$22.31	78
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$22.29	880
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$26.44	233
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$26.33	543
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$42.65	2,869
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.55%	IB	$41.36	109
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$40.86	706
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.70%	IB	$40.61	380

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	1.30%	IB	$12.88	7,100
EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	1.65%	IB	$12.75	106

EQ/FRANKLIN GROWTH ALLOCATION	1.30%	IB	$12.51	5,403
EQ/FRANKLIN GROWTH ALLOCATION	1.65%	IB	$12.39	146

EQ/FRANKLIN MODERATE ALLOCATION	1.30%	IB	$13.20	17,037
EQ/FRANKLIN MODERATE ALLOCATION	1.65%	IB	$12.92	1,159
EQ/FRANKLIN MODERATE ALLOCATION	1.70%	IB	$12.89	20

EQ/FRANKLIN RISING DIVIDENDS	0.30%	IB	$26.82	6
EQ/FRANKLIN RISING DIVIDENDS	1.00%	IB	$22.43	109
EQ/FRANKLIN RISING DIVIDENDS	1.10%	IB	$22.41	1,107
EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$24.91	148
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$24.80	616
EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$28.68	2,181
EQ/FRANKLIN RISING DIVIDENDS	1.55%	IB	$26.49	37
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$27.79	411
EQ/FRANKLIN RISING DIVIDENDS	1.70%	IB	$27.66	309

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IA	$31.90	41
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IA	$30.93	14
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IA	$30.56	21
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IA	$30.37	1

The accompanying notes are an integral part of these financial statements.

FSA-54

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$24.37	157
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$23.44	27
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$23.08	102
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$22.90	11

EQ/FRANKLIN STRATEGIC INCOME	0.65%	IB	$13.81	—
EQ/FRANKLIN STRATEGIC INCOME	1.30%	IB	$14.38	2,541
EQ/FRANKLIN STRATEGIC INCOME	1.55%	IB	$13.94	84
EQ/FRANKLIN STRATEGIC INCOME	1.65%	IB	$13.77	486
EQ/FRANKLIN STRATEGIC INCOME	1.70%	IB	$13.69	452

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IA	$23.04	146
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IA	$22.35	29
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IA	$22.07	45
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IA	$21.94	20
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$48.90	89
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$35.10	45
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$45.96	44
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$33.83	7

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$12.97	16,084
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$12.84	388

EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$34.78	625
EQ/GOLDMAN SACHS MID CAP VALUE	1.55%	IB	$33.73	41
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	IB	$33.31	192
EQ/GOLDMAN SACHS MID CAP VALUE	1.70%	IB	$33.11	311

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$13.46	52,692
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$13.14	4,295
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.70%	IB	$13.10	1,052

EQ/GROWTH STRATEGY	0.65%	IB	$22.76	3
EQ/GROWTH STRATEGY	1.30%	IB	$23.38	157,151
EQ/GROWTH STRATEGY	1.30%	IB	$27.06	17,617
EQ/GROWTH STRATEGY	1.55%	IB	$22.67	2,173
EQ/GROWTH STRATEGY	1.55%	IB	$26.21	1,334
EQ/GROWTH STRATEGY	1.65%	IB	$22.39	16,900
EQ/GROWTH STRATEGY	1.65%	IB	$25.87	5,098
EQ/GROWTH STRATEGY	1.70%	IB	$22.25	15,746
EQ/GROWTH STRATEGY	1.70%	IB	$25.71	1,454

EQ/INTERMEDIATE GOVERNMENT BOND	0.30%	IB	$10.67	35
EQ/INTERMEDIATE GOVERNMENT BOND	0.65%	IB	$10.45	3
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$10.00	97
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$9.99	724
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$9.91	108
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$9.87	711
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$10.15	4,809
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$10.97	733
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$9.85	1,578
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$18.86	145
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$9.73	1,846
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$10.34	159
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$9.67	177
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.00	9

The accompanying notes are an integral part of these financial statements.

FSA-55

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IA	$15.15	282
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IA	$14.69	8
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IA	$14.51	53
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IA	$14.42	9
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$21.07	138
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$17.03	73
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$19.79	78
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$16.45	16

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$15.35	1,361
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IA	$14.88	63
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IA	$14.70	380
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IA	$14.61	265
EQ/INTERNATIONAL EQUITY INDEX	0.30%	IB	$13.55	15
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$12.46	173
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$12.45	1,232
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$12.58	139
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$12.53	1,051

EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$14.49	152
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$14.73	2,615
EQ/INTERNATIONAL MANAGED VOLATILITY	1.55%	IB	$14.28	1,273
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$14.04	98
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$14.11	1,321
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$13.98	60
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$14.02	46

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IA	$13.98	103
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IA	$13.56	23
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IA	$13.39	28
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IA	$13.31	3

EQ/INVESCO COMSTOCK	1.30%	IA	$32.40	1,183
EQ/INVESCO COMSTOCK	1.55%	IA	$31.42	40
EQ/INVESCO COMSTOCK	1.65%	IA	$31.03	246
EQ/INVESCO COMSTOCK	1.70%	IA	$30.84	177
EQ/INVESCO COMSTOCK	1.30%	IB	$28.58	136
EQ/INVESCO COMSTOCK	1.55%	IB	$27.40	29
EQ/INVESCO COMSTOCK	1.65%	IB	$26.94	74
EQ/INVESCO COMSTOCK	1.70%	IB	$26.71	5

EQ/INVESCO GLOBAL	1.30%	IA	$33.09	1,574
EQ/INVESCO GLOBAL	1.55%	IA	$32.09	60
EQ/INVESCO GLOBAL	1.65%	IA	$31.70	305
EQ/INVESCO GLOBAL	1.70%	IA	$31.50	220
EQ/INVESCO GLOBAL	1.00%	IB	$19.81	86
EQ/INVESCO GLOBAL	1.10%	IB	$19.79	942
EQ/INVESCO GLOBAL	1.20%	IB	$22.17	96
EQ/INVESCO GLOBAL	1.25%	IB	$22.08	311
EQ/INVESCO GLOBAL	1.30%	IB	$29.94	135
EQ/INVESCO GLOBAL	1.55%	IB	$28.80	21
EQ/INVESCO GLOBAL	1.65%	IB	$28.36	182
EQ/INVESCO GLOBAL	1.70%	IB	$28.14	14

EQ/INVESCO GLOBAL REAL ASSETS	0.30%	IB	$14.65	2
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$12.25	42

The accompanying notes are an integral part of these financial statements.

FSA-56

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	IB	$12.24	672
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$13.60	136
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	IB	$13.55	272
EQ/INVESCO GLOBAL REAL ASSETS	1.30%	IB	$19.68	1,529
EQ/INVESCO GLOBAL REAL ASSETS	1.55%	IB	$19.09	88
EQ/INVESCO GLOBAL REAL ASSETS	1.65%	IB	$18.85	454
EQ/INVESCO GLOBAL REAL ASSETS	1.70%	IB	$18.74	325

EQ/INVESCO INTERNATIONAL GROWTH	0.30%	IB	$15.50	12
EQ/INVESCO INTERNATIONAL GROWTH	1.00%	IB	$13.41	35
EQ/INVESCO INTERNATIONAL GROWTH	1.10%	IB	$13.39	542
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$14.39	78
EQ/INVESCO INTERNATIONAL GROWTH	1.25%	IB	$14.33	230
EQ/INVESCO INTERNATIONAL GROWTH	1.30%	IB	$19.56	1,301
EQ/INVESCO INTERNATIONAL GROWTH	1.55%	IB	$18.97	58
EQ/INVESCO INTERNATIONAL GROWTH	1.65%	IB	$18.74	203
EQ/INVESCO INTERNATIONAL GROWTH	1.70%	IB	$18.62	160

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$12.67	26,502
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$12.38	1,964
EQ/INVESCO MODERATE ALLOCATION	1.70%	IB	$12.34	509

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$13.19	7,167
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$13.06	158

EQ/JANUS ENTERPRISE	1.30%	IA	$34.47	1,316
EQ/JANUS ENTERPRISE	1.55%	IA	$33.42	119
EQ/JANUS ENTERPRISE	1.65%	IA	$33.01	341
EQ/JANUS ENTERPRISE	1.70%	IA	$32.81	170
EQ/JANUS ENTERPRISE	0.30%	IB	$22.27	1
EQ/JANUS ENTERPRISE	1.00%	IB	$19.02	140
EQ/JANUS ENTERPRISE	1.10%	IB	$19.00	801
EQ/JANUS ENTERPRISE	1.20%	IB	$20.68	65
EQ/JANUS ENTERPRISE	1.25%	IB	$20.59	245
EQ/JANUS ENTERPRISE	1.30%	IB	$43.66	265
EQ/JANUS ENTERPRISE	1.55%	IB	$41.85	79
EQ/JANUS ENTERPRISE	1.65%	IB	$41.15	115
EQ/JANUS ENTERPRISE	1.70%	IB	$40.80	26

EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$13.05	24,776
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$12.86	509

EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IA	$34.92	196
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IA	$33.86	54
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IA	$33.45	124
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IA	$33.24	4
EQ/JPMORGAN VALUE OPPORTUNITIES	0.30%	IB	$15.32	19
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$14.94	419
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$14.92	852
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$14.85	445
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$14.83	611
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$37.38	130
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IB	$38.85	13
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$14.66	23
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$35.14	68
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$37.42	11

The accompanying notes are an integral part of these financial statements.

FSA-57

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$41.34	83
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$30.27	36
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$38.84	85
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$29.23	31

EQ/LARGE CAP GROWTH INDEX	0.65%	IA	$55.72	—
EQ/LARGE CAP GROWTH INDEX	1.30%	IA	$59.93	1,193
EQ/LARGE CAP GROWTH INDEX	1.55%	IA	$58.12	68
EQ/LARGE CAP GROWTH INDEX	1.65%	IA	$57.41	188
EQ/LARGE CAP GROWTH INDEX	1.70%	IA	$57.05	203
EQ/LARGE CAP GROWTH INDEX	0.30%	IB	$38.08	3
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$29.28	195
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$29.25	1,355
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$35.36	103
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$35.21	654

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IA	$50.21	92
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IA	$48.69	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IA	$48.10	30
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IA	$47.80	12
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$58.62	176
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$64.24	46
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$55.12	99
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$61.88	12

EQ/LARGE CAP VALUE INDEX	1.30%	IA	$31.76	915
EQ/LARGE CAP VALUE INDEX	1.55%	IA	$30.80	42
EQ/LARGE CAP VALUE INDEX	1.65%	IA	$30.42	249
EQ/LARGE CAP VALUE INDEX	1.70%	IA	$30.24	135
EQ/LARGE CAP VALUE INDEX	0.30%	IB	$20.96	41
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$16.86	158
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$16.84	812
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$19.47	147
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$19.39	636

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IA	$30.43	380
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IA	$29.51	18
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IA	$29.15	89
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IA	$28.97	35
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$28.23	261
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$31.44	52
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$26.53	120
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$30.31	23

EQ/LAZARD EMERGING MARKETS EQUITY	0.30%	IB	$11.14	15
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$10.99	79
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$10.98	983
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$10.35	198
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$10.30	451
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$12.60	2,876
EQ/LAZARD EMERGING MARKETS EQUITY	1.55%	IB	$12.22	234
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$12.07	660
EQ/LAZARD EMERGING MARKETS EQUITY	1.70%	IB	$11.99	419

EQ/LOOMIS SAYLES GROWTH	1.30%	IA	$47.17	1,226
EQ/LOOMIS SAYLES GROWTH	1.55%	IA	$45.74	53

The accompanying notes are an integral part of these financial statements.

FSA-58

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LOOMIS SAYLES GROWTH	1.65%	IA	$45.18	177
EQ/LOOMIS SAYLES GROWTH	1.70%	IA	$44.90	81
EQ/LOOMIS SAYLES GROWTH	0.25%	IB	$34.34	—
EQ/LOOMIS SAYLES GROWTH	0.30%	IB	$34.32	1
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$26.79	74
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$26.76	1,001
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$31.87	73
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$31.74	305
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$45.07	85
EQ/LOOMIS SAYLES GROWTH	1.55%	IB	$43.91	13
EQ/LOOMIS SAYLES GROWTH	1.65%	IB	$43.46	15
EQ/LOOMIS SAYLES GROWTH	1.70%	IB	$43.23	5

EQ/MFS INTERNATIONAL GROWTH	1.30%	IA	$22.78	1,583
EQ/MFS INTERNATIONAL GROWTH	1.55%	IA	$22.09	53
EQ/MFS INTERNATIONAL GROWTH	1.65%	IA	$21.82	281
EQ/MFS INTERNATIONAL GROWTH	1.70%	IA	$21.69	203
EQ/MFS INTERNATIONAL GROWTH	0.30%	IB	$18.27	10
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$16.76	158
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$16.75	1,214
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$16.97	87
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$16.90	527
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$12.91	310
EQ/MFS INTERNATIONAL GROWTH	1.55%	IB	$27.88	39
EQ/MFS INTERNATIONAL GROWTH	1.65%	IB	$27.41	68
EQ/MFS INTERNATIONAL GROWTH	1.70%	IB	$27.18	16

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.30%	IB	$21.18	9
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$17.79	192
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	IB	$17.77	3,081
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$19.67	365
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$19.59	1,478
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	IB	$29.00	4,229
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.55%	IB	$28.12	162
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	IB	$27.78	819
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.70%	IB	$27.61	729

EQ/MFS MID CAP FOCUSED GROWTH	0.65%	IB	$42.24	—
EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$49.42	1,319
EQ/MFS MID CAP FOCUSED GROWTH	1.55%	IB	$47.93	58
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$47.34	225
EQ/MFS MID CAP FOCUSED GROWTH	1.70%	IB	$47.05	184

EQ/MFS TECHNOLOGY	0.30%	IB	$20.00	60
EQ/MFS TECHNOLOGY	1.00%	IB	$19.51	237
EQ/MFS TECHNOLOGY	1.10%	IB	$19.49	1,555
EQ/MFS TECHNOLOGY	1.20%	IB	$14.89	360
EQ/MFS TECHNOLOGY	1.25%	IB	$19.40	761
EQ/MFS TECHNOLOGY	1.30%	IB	$69.38	1,712
EQ/MFS TECHNOLOGY	1.55%	IB	$67.28	162
EQ/MFS TECHNOLOGY	1.65%	IB	$66.45	366
EQ/MFS TECHNOLOGY	1.70%	IB	$66.05	222

EQ/MFS UTILITIES SERIES	0.30%	IB	$17.90	1
EQ/MFS UTILITIES SERIES	1.00%	IB	$14.71	61

The accompanying notes are an integral part of these financial statements.

FSA-59

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS UTILITIES SERIES	1.10%	IB	$14.69	507
EQ/MFS UTILITIES SERIES	1.20%	IB	$16.62	125
EQ/MFS UTILITIES SERIES	1.25%	IB	$16.55	260
EQ/MFS UTILITIES SERIES	1.30%	IB	$27.31	1,151
EQ/MFS UTILITIES SERIES	1.55%	IB	$26.48	31
EQ/MFS UTILITIES SERIES	1.65%	IB	$26.16	187
EQ/MFS UTILITIES SERIES	1.70%	IB	$26.00	208

EQ/MID CAP INDEX	1.30%	IA	$39.02	1,405
EQ/MID CAP INDEX	1.55%	IA	$37.84	66
EQ/MID CAP INDEX	1.65%	IA	$37.37	362
EQ/MID CAP INDEX	1.70%	IA	$37.15	242
EQ/MID CAP INDEX	0.30%	IB	$22.91	7
EQ/MID CAP INDEX	1.00%	IB	$18.48	328
EQ/MID CAP INDEX	1.10%	IB	$18.46	1,737
EQ/MID CAP INDEX	1.20%	IB	$21.28	195
EQ/MID CAP INDEX	1.25%	IB	$21.19	838

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IA	$32.76	190
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IA	$31.77	4
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IA	$31.38	38
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IA	$31.18	6
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$37.71	152
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$39.96	17
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$35.45	115
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$38.49	8

EQ/MODERATE ALLOCATION	1.30%	A	$18.16	4,315
EQ/MODERATE ALLOCATION	1.55%	A	$17.61	146
EQ/MODERATE ALLOCATION	1.65%	A	$17.39	701
EQ/MODERATE ALLOCATION	1.70%	A	$17.28	361
EQ/MODERATE ALLOCATION	1.00%	B	$13.92	960
EQ/MODERATE ALLOCATION	1.10%	B	$13.90	3,654
EQ/MODERATE ALLOCATION	1.20%	B	$14.57	197
EQ/MODERATE ALLOCATION	1.25%	B	$14.51	4,798

EQ/MODERATE GROWTH STRATEGY	0.65%	IB	$20.44	4
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$20.90	204,082
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$24.20	17,861
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$20.26	16,316
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$23.44	1,857
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$20.02	39,226
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$23.14	4,524
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$19.89	16,342
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$22.99	1,444

EQ/MODERATE-PLUS ALLOCATION	1.30%	A	$22.44	958
EQ/MODERATE-PLUS ALLOCATION	1.55%	A	$21.76	127
EQ/MODERATE-PLUS ALLOCATION	1.65%	A	$21.49	165
EQ/MODERATE-PLUS ALLOCATION	1.70%	A	$21.36	23
EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$15.70	403
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$15.68	2,530
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$16.82	170
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$16.75	1,335

The accompanying notes are an integral part of these financial statements.

FSA-60

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MONEY MARKET	0.65%	IA	$9.64	—
EQ/MONEY MARKET	1.30%	IA	$8.85	5,530
EQ/MONEY MARKET	1.55%	IA	$8.58	272
EQ/MONEY MARKET	1.65%	IA	$8.48	1,351
EQ/MONEY MARKET	1.65%	IA	$9.24	507
EQ/MONEY MARKET	1.70%	IA	$8.43	777
EQ/MONEY MARKET	0.00%	IB	$9.47	225
EQ/MONEY MARKET	0.00%	IB	$9.73	630
EQ/MONEY MARKET	0.30%	IB	$10.11	139
EQ/MONEY MARKET	1.00%	IB	$9.63	2,145
EQ/MONEY MARKET	1.10%	IB	$9.62	3,415
EQ/MONEY MARKET	1.20%	IB	$9.39	635
EQ/MONEY MARKET	1.25%	IB	$9.35	4,215
EQ/MONEY MARKET	1.30%	IB	$9.32	840
EQ/MONEY MARKET	1.55%	IB	$24.47	74
EQ/MONEY MARKET	1.65%	IB	$8.84	379
EQ/MONEY MARKET	1.70%	IB	$23.01	65

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.30%	IB	$18.26	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	IB	$18.03	100
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	IB	$18.00	33
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	IB	$17.99	49
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	IB	$17.97	336
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.55%	IB	$17.90	88
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.65%	IB	$17.87	83
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.70%	IB	$17.86	34

EQ/PIMCO GLOBAL REAL RETURN	0.30%	IB	$13.86	10
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$12.41	203
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$12.39	1,037
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$12.87	86
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$12.82	481
EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$12.33	1,132
EQ/PIMCO GLOBAL REAL RETURN	1.55%	IB	$11.71	13
EQ/PIMCO GLOBAL REAL RETURN	1.65%	IB	$11.95	176
EQ/PIMCO GLOBAL REAL RETURN	1.70%	IB	$11.89	237

EQ/PIMCO REAL RETURN	1.30%	IB	$13.72	2,086
EQ/PIMCO REAL RETURN	1.55%	IB	$13.31	227
EQ/PIMCO REAL RETURN	1.65%	IB	$13.14	708
EQ/PIMCO REAL RETURN	1.70%	IB	$13.06	422

EQ/PIMCO TOTAL RETURN	0.30%	IB	$12.57	87
EQ/PIMCO TOTAL RETURN	1.00%	IB	$11.43	483
EQ/PIMCO TOTAL RETURN	1.10%	IB	$11.42	4,081
EQ/PIMCO TOTAL RETURN	1.20%	IB	$11.67	445
EQ/PIMCO TOTAL RETURN	1.25%	IB	$11.63	3,253
EQ/PIMCO TOTAL RETURN	1.30%	IB	$13.31	5,935
EQ/PIMCO TOTAL RETURN	1.55%	IB	$12.91	313
EQ/PIMCO TOTAL RETURN	1.65%	IB	$12.75	1,632
EQ/PIMCO TOTAL RETURN	1.70%	IB	$12.67	1,262

EQ/PIMCO ULTRA SHORT BOND	1.30%	IA	$9.46	1,609
EQ/PIMCO ULTRA SHORT BOND	1.55%	IA	$9.17	59
EQ/PIMCO ULTRA SHORT BOND	1.65%	IA	$9.06	376

The accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO ULTRA SHORT BOND	1.70%	IA	$9.00	268
EQ/PIMCO ULTRA SHORT BOND	0.30%	IB	$10.52	7
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$10.04	201
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$10.03	1,075
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$9.77	104
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$9.73	936
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$9.00	67
EQ/PIMCO ULTRA SHORT BOND	1.55%	IB	$9.89	11
EQ/PIMCO ULTRA SHORT BOND	1.65%	IB	$9.72	18
EQ/PIMCO ULTRA SHORT BOND	1.70%	IB	$9.64	7

EQ/QUALITY BOND PLUS	1.30%	IB	$11.44	1,311
EQ/QUALITY BOND PLUS	1.55%	IB	$16.37	272
EQ/QUALITY BOND PLUS	1.65%	IB	$10.77	446
EQ/QUALITY BOND PLUS	1.70%	IB	$15.68	121

EQ/SMALL COMPANY INDEX	1.30%	IA	$37.31	1,007
EQ/SMALL COMPANY INDEX	1.55%	IA	$36.18	45
EQ/SMALL COMPANY INDEX	1.65%	IA	$35.73	241
EQ/SMALL COMPANY INDEX	1.70%	IA	$35.51	164
EQ/SMALL COMPANY INDEX	0.30%	IB	$21.32	3
EQ/SMALL COMPANY INDEX	1.00%	IB	$17.97	228
EQ/SMALL COMPANY INDEX	1.10%	IB	$17.95	1,208
EQ/SMALL COMPANY INDEX	1.20%	IB	$19.79	105
EQ/SMALL COMPANY INDEX	1.25%	IB	$19.71	549

EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IA	$54.01	3,463
EQ/T. ROWE PRICE GROWTH STOCK	1.55%	IA	$52.37	127
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IA	$51.73	723
EQ/T. ROWE PRICE GROWTH STOCK	1.70%	IA	$51.41	597
EQ/T. ROWE PRICE GROWTH STOCK	0.25%	IB	$33.22	—
EQ/T. ROWE PRICE GROWTH STOCK	0.30%	IB	$33.21	14
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$25.79	509
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$25.76	3,618
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$30.83	257
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$30.71	1,140
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$28.13	355
EQ/T. ROWE PRICE GROWTH STOCK	1.55%	IB	$67.55	39
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IB	$65.30	90
EQ/T. ROWE PRICE GROWTH STOCK	1.70%	IB	$64.20	13

EQ/T. ROWE PRICE HEALTH SCIENCES	0.25%	IB	$30.96	—
EQ/T. ROWE PRICE HEALTH SCIENCES	0.30%	IB	$30.94	18
EQ/T. ROWE PRICE HEALTH SCIENCES	1.00%	IB	$18.88	247
EQ/T. ROWE PRICE HEALTH SCIENCES	1.10%	IB	$18.86	1,878
EQ/T. ROWE PRICE HEALTH SCIENCES	1.20%	IB	$28.73	241
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	IB	$28.61	716
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$68.00	1,686
EQ/T. ROWE PRICE HEALTH SCIENCES	1.55%	IB	$65.94	52
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$65.14	260
EQ/T. ROWE PRICE HEALTH SCIENCES	1.70%	IB	$64.74	204

EQ/ULTRA CONSERVATIVE STRATEGY	1.30%	IB	$10.77	47,973
EQ/ULTRA CONSERVATIVE STRATEGY	1.55%	IB	$10.49	4,015
EQ/ULTRA CONSERVATIVE STRATEGY	1.65%	IB	$10.38	13,186
EQ/ULTRA CONSERVATIVE STRATEGY	1.70%	IB	$10.33	22,966

The accompanying notes are an integral part of these financial statements.

FSA-62

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/VALUE EQUITY	1.30%	IA	$29.13	2,930
EQ/VALUE EQUITY	1.55%	IA	$28.24	140
EQ/VALUE EQUITY	1.65%	IA	$27.90	603
EQ/VALUE EQUITY	1.70%	IA	$27.73	483
EQ/VALUE EQUITY	0.30%	IB	$19.61	21
EQ/VALUE EQUITY	1.00%	IB	$15.57	80
EQ/VALUE EQUITY	1.10%	IB	$15.55	1,347
EQ/VALUE EQUITY	1.20%	IB	$18.21	218
EQ/VALUE EQUITY	1.25%	IB	$18.13	363

EQ/WELLINGTON ENERGY	0.30%	IB	$4.38	4
EQ/WELLINGTON ENERGY	1.00%	IB	$4.35	164
EQ/WELLINGTON ENERGY	1.10%	IB	$4.35	677
EQ/WELLINGTON ENERGY	1.20%	IB	$4.07	208
EQ/WELLINGTON ENERGY	1.25%	IB	$4.05	375
EQ/WELLINGTON ENERGY	1.30%	IB	$5.86	1,665
EQ/WELLINGTON ENERGY	1.55%	IB	$5.68	117
EQ/WELLINGTON ENERGY	1.65%	IB	$5.61	325
EQ/WELLINGTON ENERGY	1.70%	IB	$5.58	232

FEDERATED HERMES HIGH INCOME BOND FUND II	0.25%	SERVICE CLASS	$14.53	—
FEDERATED HERMES HIGH INCOME BOND FUND II	0.30%	SERVICE CLASS	$14.53	6
FEDERATED HERMES HIGH INCOME BOND FUND II	1.00%	SERVICE CLASS	$12.92	259
FEDERATED HERMES HIGH INCOME BOND FUND II	1.10%	SERVICE CLASS	$12.91	1,292
FEDERATED HERMES HIGH INCOME BOND FUND II	1.20%	SERVICE CLASS	$13.49	237
FEDERATED HERMES HIGH INCOME BOND FUND II	1.25%	SERVICE CLASS	$13.43	976

FEDERATED HERMES KAUFMANN FUND II	0.30%	SERVICE CLASS	$28.86	24
FEDERATED HERMES KAUFMANN FUND II	1.00%	SERVICE CLASS	$21.69	111
FEDERATED HERMES KAUFMANN FUND II	1.10%	SERVICE CLASS	$21.67	1,066
FEDERATED HERMES KAUFMANN FUND II	1.20%	SERVICE CLASS	$26.79	77
FEDERATED HERMES KAUFMANN FUND II	1.25%	SERVICE CLASS	$26.68	349

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.30%	SERVICE CLASS 2	$25.60	14
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.55%	SERVICE CLASS 2	$24.83	6
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.65%	SERVICE CLASS 2	$24.52	6
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.70%	SERVICE CLASS 2	$24.37	1

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.30%	SERVICE CLASS 2	$18.49	11
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.55%	SERVICE CLASS 2	$17.99	11
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.65%	SERVICE CLASS 2	$17.79	12
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.70%	SERVICE CLASS 2	$17.69	7

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.30%	SERVICE CLASS 2	$19.70	21
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.55%	SERVICE CLASS 2	$19.16	3
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.65%	SERVICE CLASS 2	$18.95	39

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.30%	SERVICE CLASS 2	$21.22	64
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.55%	SERVICE CLASS 2	$20.65	5
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.65%	SERVICE CLASS 2	$20.42	13
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.70%	SERVICE CLASS 2	$20.31	1

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.30%	SERVICE CLASS 2	$22.71	16
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.55%	SERVICE CLASS 2	$22.09	19
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.65%	SERVICE CLASS 2	$21.85	32
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.70%	SERVICE CLASS 2	$21.73	6

The accompanying notes are an integral part of these financial statements.

FSA-63

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FIDELITY® VIP MID CAP PORTFOLIO	0.30%	SERVICE CLASS 2	$22.43	2
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$18.24	222
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$18.22	1,303
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$20.83	144
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$20.74	421
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$33.85	1,821
FIDELITY® VIP MID CAP PORTFOLIO	1.55%	SERVICE CLASS 2	$32.82	58
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$32.42	342
FIDELITY® VIP MID CAP PORTFOLIO	1.70%	SERVICE CLASS 2	$32.22	221

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.30%	SERVICE CLASS 2	$13.66	35
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$12.29	485
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$12.28	4,054
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$12.68	388
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$12.63	2,345
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$15.28	4,258
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.55%	SERVICE CLASS 2	$14.81	148
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$14.63	1,023
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.70%	SERVICE CLASS 2	$14.54	751

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$13.13	17
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$13.12	204
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$13.45	10
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$13.40	108
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$13.35	171
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$13.00	31
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$12.95	32

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	0.30%	CLASS I	$19.22	2
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$16.14	132
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$16.12	996
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$17.85	195
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$17.78	534
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$20.12	1,561
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$17.77	23
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$19.64	24
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$19.44	272
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$19.35	149

FRANKLIN ALLOCATION VIP FUND	1.00%	CLASS 2	$14.32	23
FRANKLIN ALLOCATION VIP FUND	1.10%	CLASS 2	$14.30	284
FRANKLIN ALLOCATION VIP FUND	1.20%	CLASS 2	$15.34	100
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$15.28	225
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$21.35	486

The accompanying notes are an integral part of these financial statements.

FSA-64

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FRANKLIN ALLOCATION VIP FUND	1.55%	CLASS 2	$20.72	2
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$20.47	74
FRANKLIN ALLOCATION VIP FUND	1.70%	CLASS 2	$20.34	163

FRANKLIN INCOME VIP FUND	0.30%	CLASS 2	$15.78	4
FRANKLIN INCOME VIP FUND	1.00%	CLASS 2	$13.72	121
FRANKLIN INCOME VIP FUND	1.10%	CLASS 2	$13.70	1,289
FRANKLIN INCOME VIP FUND	1.20%	CLASS 2	$14.65	439
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$14.59	1,904
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$19.64	1,867
FRANKLIN INCOME VIP FUND	1.55%	CLASS 2	$19.06	31
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$18.83	378
FRANKLIN INCOME VIP FUND	1.70%	CLASS 2	$18.71	363

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT	1.10%	CLASS II	$10.74	96
FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT	1.20%	CLASS II	$10.95	16
FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT	1.25%	CLASS II	$10.91	42
FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT	1.30%	CLASS II	$10.87	180
FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT	1.65%	CLASS II	$10.58	21
FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT	1.70%	CLASS II	$10.54	4

FRANKLIN MUTUAL SHARES VIP FUND	1.00%	CLASS 2	$13.41	13
FRANKLIN MUTUAL SHARES VIP FUND	1.10%	CLASS 2	$13.39	161
FRANKLIN MUTUAL SHARES VIP FUND	1.20%	CLASS 2	$15.13	24
FRANKLIN MUTUAL SHARES VIP FUND	1.25%	CLASS 2	$15.07	67
FRANKLIN MUTUAL SHARES VIP FUND	1.30%	CLASS 2	$21.77	207
FRANKLIN MUTUAL SHARES VIP FUND	1.55%	CLASS 2	$21.12	22
FRANKLIN MUTUAL SHARES VIP FUND	1.65%	CLASS 2	$20.87	69
FRANKLIN MUTUAL SHARES VIP FUND	1.70%	CLASS 2	$20.74	17

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	0.30%	COMMON SHARES	$10.61	12
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.10%	COMMON SHARES	$8.20	170
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.20%	COMMON SHARES	$9.85	30
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.25%	COMMON SHARES	$9.81	66
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.30%	COMMON SHARES	$7.48	14
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.55%	COMMON SHARES	$7.28	3
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.65%	COMMON SHARES	$7.20	8
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.70%	COMMON SHARES	$7.16	1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.30%	COMMON SHARES	$10.83	18
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.55%	COMMON SHARES	$10.53	2
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.65%	COMMON SHARES	$10.42	7
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.70%	COMMON SHARES	$10.36	1

HARTFORD CAPITAL APPRECIATION HLS FUND	1.10%	IC	$18.84	195
HARTFORD CAPITAL APPRECIATION HLS FUND	1.20%	IC	$20.03	66
HARTFORD CAPITAL APPRECIATION HLS FUND	1.25%	IC	$19.95	140
HARTFORD CAPITAL APPRECIATION HLS FUND	1.30%	IC	$19.87	642

The accompanying notes are an integral part of these financial statements.

FSA-65

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
HARTFORD CAPITAL APPRECIATION HLS FUND	1.65%	IC	$19.35	79
HARTFORD CAPITAL APPRECIATION HLS FUND	1.70%	IC	$19.27	31

HARTFORD DISCIPLINED EQUITY HLS FUND	0.30%	IC	$38.90	46
HARTFORD DISCIPLINED EQUITY HLS FUND	1.10%	IC	$31.14	747
HARTFORD DISCIPLINED EQUITY HLS FUND	1.20%	IC	$36.32	70
HARTFORD DISCIPLINED EQUITY HLS FUND	1.25%	IC	$36.18	303
HARTFORD DISCIPLINED EQUITY HLS FUND	1.30%	IC	$36.04	1,143
HARTFORD DISCIPLINED EQUITY HLS FUND	1.65%	IC	$35.09	157
HARTFORD DISCIPLINED EQUITY HLS FUND	1.70%	IC	$34.95	91

INVESCO V.I. AMERICAN FRANCHISE FUND	1.30%	SERIES II	$52.11	9
INVESCO V.I. AMERICAN FRANCHISE FUND	1.55%	SERIES II	$50.53	2
INVESCO V.I. AMERICAN FRANCHISE FUND	1.65%	SERIES II	$49.92	4
INVESCO V.I. AMERICAN FRANCHISE FUND	1.70%	SERIES II	$49.61	—

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.00%	SERIES II	$13.46	53
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.10%	SERIES II	$13.44	511
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.20%	SERIES II	$14.21	72
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$14.15	545

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.65%	SERIES II	$28.59	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$27.61	1,651
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$23.80	9
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$26.77	28
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$23.56	190
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$26.45	126
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$23.45	276
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$26.28	5

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$15.82	1,457
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$15.44	95
INVESCO V.I. EQUITY AND INCOME FUND	1.70%	SERIES II	$15.39	10

INVESCO V.I. HEALTH CARE FUND	0.30%	SERIES II	$22.13	1
INVESCO V.I. HEALTH CARE FUND	1.00%	SERIES II	$15.27	79
INVESCO V.I. HEALTH CARE FUND	1.10%	SERIES II	$15.25	369
INVESCO V.I. HEALTH CARE FUND	1.20%	SERIES II	$20.55	43
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$20.46	220

INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$11.88	170
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$11.87	1,021
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$12.36	148
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$12.31	730
INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$14.31	1,288
INVESCO V.I. HIGH YIELD FUND	1.55%	SERIES II	$13.92	32
INVESCO V.I. HIGH YIELD FUND	1.65%	SERIES II	$13.77	254
INVESCO V.I. HIGH YIELD FUND	1.70%	SERIES II	$13.69	158

INVESCO V.I. MAIN STREET MID CAP FUND	1.30%	SERIES II	$25.69	445
INVESCO V.I. MAIN STREET MID CAP FUND	1.55%	SERIES II	$24.91	14
INVESCO V.I. MAIN STREET MID CAP FUND	1.65%	SERIES II	$24.61	53
INVESCO V.I. MAIN STREET MID CAP FUND	1.70%	SERIES II	$24.46	29

INVESCO V.I. SMALL CAP EQUITY FUND	0.30%	SERIES II	$20.51	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$17.34	74
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$17.32	377

The accompanying notes are an integral part of these financial statements.

FSA-66

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$19.05	28
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$18.97	158
INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$35.99	529
INVESCO V.I. SMALL CAP EQUITY FUND	1.55%	SERIES II	$34.90	17
INVESCO V.I. SMALL CAP EQUITY FUND	1.65%	SERIES II	$34.47	76
INVESCO V.I. SMALL CAP EQUITY FUND	1.70%	SERIES II	$34.26	26

JANUS HENDERSON BALANCED PORTFOLIO	0.30%	SERVICE SHARES	$22.03	44
JANUS HENDERSON BALANCED PORTFOLIO	1.00%	SERVICE SHARES	$18.37	1,467
JANUS HENDERSON BALANCED PORTFOLIO	1.10%	SERVICE SHARES	$18.35	5,798
JANUS HENDERSON BALANCED PORTFOLIO	1.20%	SERVICE SHARES	$20.45	417
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$20.37	9,504

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.30%	SERVICE SHARES	$12.64	105
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.00%	SERVICE SHARES	$11.38	322
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.10%	SERVICE SHARES	$11.37	3,181
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.20%	SERVICE SHARES	$11.74	527
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$11.69	2,776

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	0.30%	SERVICE SHARES	$23.63	4
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.00%	SERVICE SHARES	$18.49	91
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.10%	SERVICE SHARES	$18.47	822
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.20%	SERVICE SHARES	$21.94	40
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.25%	SERVICE SHARES	$21.85	373

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	0.30%	CLASS 2	$16.22	3
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.00%	CLASS 2	$15.41	60
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.10%	CLASS 2	$15.40	263
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.25%	CLASS 2	$15.25	1,947

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1.00%	CLASS 2	$13.50	36
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1.10%	CLASS 2	$13.48	152
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1.25%	CLASS 2	$13.35	2,235

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.25%	VC SHARES	$14.98	—
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.30%	VC SHARES	$14.97	7
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.65%	VC SHARES	$17.93	1
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.00%	VC SHARES	$13.00	654
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.10%	VC SHARES	$12.99	3,899
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.20%	VC SHARES	$13.90	395
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$13.84	2,165

The accompanying notes are an integral part of these financial statements.

FSA-67

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$16.29	3,802
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.55%	VC SHARES	$15.85	128
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.65%	VC SHARES	$15.68	1,562
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.70%	VC SHARES	$15.59	816

LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	1.30%	VC SHARES	$30.39	130
LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	1.55%	VC SHARES	$29.56	17
LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	1.65%	VC SHARES	$29.24	46
LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	1.70%	VC SHARES	$29.08	26

MFS® INVESTORS TRUST SERIES	0.25%	SERVICE CLASS	$26.88	—
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$21.53	12
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$21.51	192
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$24.95	4
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$24.84	54
MFS® INVESTORS TRUST SERIES	`	SERVICE CLASS	$39.15	224
MFS® INVESTORS TRUST SERIES	1.55%	SERVICE CLASS	$37.97	12
MFS® INVESTORS TRUST SERIES	1.65%	SERVICE CLASS	$37.50	55
MFS® INVESTORS TRUST SERIES	1.70%	SERVICE CLASS	$37.27	22

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$49.30	351
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.55%	SERVICE CLASS	$47.80	28
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$47.22	67
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.70%	SERVICE CLASS	$46.93	33

MFS® RESEARCH SERIES	1.00%	SERVICE CLASS	$22.14	14
MFS® RESEARCH SERIES	1.10%	SERVICE CLASS	$22.12	158
MFS® RESEARCH SERIES	1.20%	SERVICE CLASS	$25.75	15
MFS® RESEARCH SERIES	1.25%	SERVICE CLASS	$25.65	44

MFS® VALUE SERIES	0.30%	SERVICE CLASS	$22.44	37
MFS® VALUE SERIES	1.00%	SERVICE CLASS	$18.10	138
MFS® VALUE SERIES	1.10%	SERVICE CLASS	$18.08	1,923
MFS® VALUE SERIES	1.20%	SERVICE CLASS	$20.84	98
MFS® VALUE SERIES	1.25%	SERVICE CLASS	$20.75	758

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$51.78	309
MULTIMANAGER AGGRESSIVE EQUITY	1.55%	IB	$219.85	11
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	IB	$48.98	103
MULTIMANAGER AGGRESSIVE EQUITY	1.70%	IB	$208.15	6

MULTIMANAGER CORE BOND	1.30%	IB	$14.84	3,386
MULTIMANAGER CORE BOND	1.55%	IB	$15.13	845
MULTIMANAGER CORE BOND	1.65%	IB	$13.88	1,852
MULTIMANAGER CORE BOND	1.70%	IB	$14.67	299

The accompanying notes are an integral part of these financial statements.

FSA-68

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

MULTIMANAGER TECHNOLOGY	0.25%	IB	$49.85	—
MULTIMANAGER TECHNOLOGY	0.30%	IB	$49.83	—
MULTIMANAGER TECHNOLOGY	1.00%	IB	$37.14	191
MULTIMANAGER TECHNOLOGY	1.10%	IB	$37.10	851
MULTIMANAGER TECHNOLOGY	1.20%	IB	$46.27	59
MULTIMANAGER TECHNOLOGY	1.25%	IB	$46.08	495
MULTIMANAGER TECHNOLOGY	1.30%	IB	$37.62	1,332
MULTIMANAGER TECHNOLOGY	1.30%	IB	$83.32	121
MULTIMANAGER TECHNOLOGY	1.55%	IB	$67.72	28
MULTIMANAGER TECHNOLOGY	1.65%	IB	$36.72	176
MULTIMANAGER TECHNOLOGY	1.65%	IB	$78.14	36
MULTIMANAGER TECHNOLOGY	1.70%	IB	$36.59	53
MULTIMANAGER TECHNOLOGY	1.70%	IB	$65.69	21

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.10%	CLASS S	$14.61	102
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.20%	CLASS S	$14.69	25
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.25%	CLASS S	$14.63	14
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.30%	CLASS S	$14.57	178
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.65%	CLASS S	$14.19	23
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.70%	CLASS S	$14.13	13

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	0.30%	CLASS S	$13.37	1
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.10%	CLASS S	$12.49	100
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.20%	CLASS S	$12.49	18
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.25%	CLASS S	$12.44	27
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.30%	CLASS S	$12.39	118
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.65%	CLASS S	$12.06	16
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.70%	CLASS S	$12.02	20

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.30%	ADVISOR CLASS	$8.68	12
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$10.43	88
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$10.42	315
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$8.06	60
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$8.03	347
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$8.48	974
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.55%	ADVISOR CLASS	$8.23	65
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$8.12	364
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.70%	ADVISOR CLASS	$8.07	254

PIMCO EMERGING MARKETS BOND PORTFOLIO	0.30%	ADVISOR CLASS	$13.33	4
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.00%	ADVISOR CLASS	$12.18	22
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.10%	ADVISOR CLASS	$12.17	227
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.20%	ADVISOR CLASS	$12.38	56
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.25%	ADVISOR CLASS	$12.33	135
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.30%	ADVISOR CLASS	$15.60	324
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.55%	ADVISOR CLASS	$15.13	51
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.65%	ADVISOR CLASS	$14.94	140
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.70%	ADVISOR CLASS	$14.85	73

The accompanying notes are an integral part of these financial statements.

FSA-69

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.00%	ADVISOR CLASS	$10.84	67
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.10%	ADVISOR CLASS	$10.83	322
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.20%	ADVISOR CLASS	$10.30	34
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$10.26	343

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.00%	ADVISOR CLASS	$14.89	14
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.10%	ADVISOR CLASS	$14.87	109
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.20%	ADVISOR CLASS	$16.04	23
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.25%	ADVISOR CLASS	$15.98	138

PIMCO INCOME PORTFOLIO	0.30%	ADVISOR CLASS	$11.70	28
PIMCO INCOME PORTFOLIO	1.00%	ADVISOR CLASS	$11.41	240
PIMCO INCOME PORTFOLIO	1.10%	ADVISOR CLASS	$11.40	1,010
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$11.35	1,928
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$11.33	175
PIMCO INCOME PORTFOLIO	1.65%	ADVISOR CLASS	$11.20	1

PROFUND VP BEAR	1.30%	COMMON SHARES	$0.99	8
PROFUND VP BEAR	1.55%	COMMON SHARES	$0.96	13
PROFUND VP BEAR	1.65%	COMMON SHARES	$0.95	10

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$46.06	717
PROFUND VP BIOTECHNOLOGY	1.55%	COMMON SHARES	$44.67	21
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$44.12	151
PROFUND VP BIOTECHNOLOGY	1.70%	COMMON SHARES	$43.85	114

PUTNAM VT DIVERSIFIED INCOME FUND	0.30%	CLASS IB	$10.60	8
PUTNAM VT DIVERSIFIED INCOME FUND	1.00%	CLASS IB	$10.36	36
PUTNAM VT DIVERSIFIED INCOME FUND	1.10%	CLASS IB	$10.35	955
PUTNAM VT DIVERSIFIED INCOME FUND	1.20%	CLASS IB	$9.90	54
PUTNAM VT DIVERSIFIED INCOME FUND	1.25%	CLASS IB	$9.86	612
PUTNAM VT DIVERSIFIED INCOME FUND	1.30%	CLASS IB	$9.82	848
PUTNAM VT DIVERSIFIED INCOME FUND	1.65%	CLASS IB	$9.56	68
PUTNAM VT DIVERSIFIED INCOME FUND	1.70%	CLASS IB	$9.52	42

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	0.30%	CLASS IB	$16.50	2
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.00%	CLASS IB	$15.68	14
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.10%	CLASS IB	$15.66	210
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.25%	CLASS IB	$15.51	189

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.10%	CLASS IB	$8.98	122
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.20%	CLASS IB	$9.27	6
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.25%	CLASS IB	$9.23	112

PUTNAM VT RESEARCH FUND	1.00%	CLASS IB	$23.25	54
PUTNAM VT RESEARCH FUND	1.10%	CLASS IB	$23.23	103
PUTNAM VT RESEARCH FUND	1.25%	CLASS IB	$23.00	30

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.30%	CLASS II	$19.81	19
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.00%	CLASS II	$16.91	140

The accompanying notes are an integral part of these financial statements.

FSA-70

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.10%	CLASS II	$16.90	990
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.20%	CLASS II	$18.40	66
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$18.32	438

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$13.97	593
TEMPLETON DEVELOPING MARKETS VIP FUND	1.55%	CLASS 2	$13.55	35
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$13.38	143
TEMPLETON DEVELOPING MARKETS VIP FUND	1.70%	CLASS 2	$13.30	79

TEMPLETON FOREIGN VIP FUND	1.30%	CLASS 2	$12.35	253
TEMPLETON FOREIGN VIP FUND	1.55%	CLASS 2	$11.98	27
TEMPLETON FOREIGN VIP FUND	1.65%	CLASS 2	$11.83	87
TEMPLETON FOREIGN VIP FUND	1.70%	CLASS 2	$11.76	58

TEMPLETON GLOBAL BOND VIP FUND	0.30%	CLASS 2	$9.37	3
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$8.58	121
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$8.57	1,787
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$8.70	367
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$8.67	1,157
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$10.91	3,879
TEMPLETON GLOBAL BOND VIP FUND	1.55%	CLASS 2	$10.58	231
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$10.45	835
TEMPLETON GLOBAL BOND VIP FUND	1.70%	CLASS 2	$10.38	876

TEMPLETON GROWTH VIP FUND	1.30%	CLASS 2	$16.87	44
TEMPLETON GROWTH VIP FUND	1.55%	CLASS 2	$16.37	4
TEMPLETON GROWTH VIP FUND	1.65%	CLASS 2	$16.17	7
TEMPLETON GROWTH VIP FUND	1.70%	CLASS 2	$16.07	1

VANECK VIP EMERGING MARKETS BOND FUND	1.10%	INITIAL CLASS	$10.64	45
VANECK VIP EMERGING MARKETS BOND FUND	1.20%	INITIAL CLASS	$10.37	14
VANECK VIP EMERGING MARKETS BOND FUND	1.25%	INITIAL CLASS	$10.33	42

VANECK VIP GLOBAL RESOURCES FUND	0.30%	CLASS S	$8.08	7
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$8.84	124
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$7.51	51
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$7.47	142
VANECK VIP GLOBAL RESOURCES FUND	1.30%	CLASS S	$9.09	1,038
VANECK VIP GLOBAL RESOURCES FUND	1.55%	CLASS S	$8.82	87
VANECK VIP GLOBAL RESOURCES FUND	1.65%	CLASS S	$8.71	269
VANECK VIP GLOBAL RESOURCES FUND	1.70%	CLASS S	$8.66	167

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a—.

FSA-71

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,791,600	$126,263	$796,118	$373,513	$103,282	$1,887,997
Expenses:
Asset-based charges	63,309	298,709	456,273	349,470	206,967	4,066,695

Net Investment Income (Loss)	2,728,291	(172,446)	339,845	24,043	(103,685)	(2,178,698)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	353,597	942,329	74,842	(495,242)	(47,063)	12,145,888
Net realized gain distribution from the Portfolios	4,883,675	1,592,225	38,794	—	426,565	21,044,411

Net realized gain (loss)	5,237,272	2,534,554	113,636	(495,242)	379,502	33,190,299

Net change in unrealized appreciation (depreciation) of investments	(7,847,242)	(468,041)	(1,073,065)	5,863,943	1,214,135	32,187,090

Net Realized and Unrealized Gain (Loss) on Investments	(2,609,970)	2,066,513	(959,429)	5,368,701	1,593,637	65,377,389

Net Increase (Decrease) in Net Assets Resulting from Operations	$118,321	$1,894,067	$(619,584)	$5,392,744	$1,489,952	$63,198,691

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-72

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,084,657	$76,694	$—	$514,480	$44,591	$437,532
Expenses:
Asset-based charges	297,000	43,194	72,697	765,954	15,130	117,451

Net Investment Income (Loss)	787,657	33,500	(72,697)	(251,474)	29,461	320,081

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	102,072	101,902	805,748	461,206	8,622	7,668
Net realized gain distribution from the Portfolios	—	6,819	2,039,446	—	72,967	—

Net realized gain (loss)	102,072	108,721	2,845,194	461,206	81,589	7,668

Net change in unrealized appreciation (depreciation) of investments	(272,063)	346,833	(2,720,564)	5,685,786	(108,355)	1,710,488

Net Realized and Unrealized Gain (Loss) on Investments	(169,991)	455,554	124,630	6,146,992	(26,766)	1,718,156

Net Increase (Decrease) in Net Assets Resulting from Operations	$617,666	$489,054	$51,933	$5,895,518	$2,695	$2,038,237

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-73

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	7TWELVETM BALANCED PORTFOLIO	AB VPS BALANCED WEALTH STRATEGY PORTFOLIO**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$607,767	$308,775	$254,204	$74,824	$241,806	$9,606
Expenses:
Asset-based charges	215,852	329,194	269,909	147,385	635,418	53,270

Net Investment Income (Loss)	391,915	(20,419)	(15,705)	(72,561)	(393,612)	(43,664)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	161,400	2,731,913	834,022	606,073	1,212,654	(11,596)
Net realized gain distribution from the Portfolios	7,674,774	4,014,358	1,215,627	202,182	748,606	83,505

Net realized gain (loss)	7,836,174	6,746,271	2,049,649	808,255	1,961,260	71,909

Net change in unrealized appreciation (depreciation) of investments	(4,735,080)	(1,441,623)	1,901,450	2,430,665	3,852,123	381,551

Net Realized and Unrealized Gain (Loss) on Investments	3,101,094	5,304,648	3,951,099	3,238,920	5,813,383	453,460

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,493,009	$5,284,229	$3,935,394	$3,166,359	$5,419,771	$409,796

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO**	AB VPS GROWTH AND INCOME PORTFOLIO**	AB VPS INTERNATIONAL GROWTH PORTFOLIO**	AB VPS SMALL/MID CAP VALUE PORTFOLIO**	ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN CENTURY VP INFLATION PROTECTION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$125,598	$—	$57,036	$274,835	$562,678
Expenses:
Asset-based charges	91,433	216,004	119,737	104,233	71,729	189,245

Net Investment Income (Loss)	(91,433)	(90,406)	(119,737)	(47,197)	203,106	373,433

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	815,948	294,603	477,282	81,369	206,680	384,197
Net realized gain distribution from the Portfolios	1,040,919	—	800,697	—	—	—

Net realized gain (loss)	1,856,867	294,603	1,277,979	81,369	206,680	384,197

Net change in unrealized appreciation (depreciation) of investments	(181,205)	4,108,591	(618,480)	2,388,769	882,982	151,544

Net Realized and Unrealized Gain (Loss) on Investments	1,675,662	4,403,194	659,499	2,470,138	1,089,662	535,741

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,584,229	$4,312,788	$539,762	$2,422,941	$1,292,768	$909,174

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-75

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	AMERICAN CENTURY VP LARGE COMPANY VALUE	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$23,473	$1,888,220	$59,684	$—	$467,101	$418,882
Expenses:
Asset-based charges	27,805	1,512,334	320,628	383,236	497,097	150,780

Net Investment Income (Loss)	(4,332)	375,886	(260,944)	(383,236)	(29,996)	268,102

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	155,707	1,742,134	966,140	1,455,640	930,947	258,593
Net realized gain distribution from the Portfolios	—	4,358,430	1,370,213	646,136	430,042	—

Net realized gain (loss)	155,707	6,100,564	2,336,353	2,101,776	1,360,989	258,593

Net change in unrealized appreciation (depreciation) of investments	194,568	9,845,122	1,628,720	(415,449)	7,559,036	(115,119)

Net Realized and Unrealized Gain (Loss) on Investments	350,275	15,945,686	3,965,073	1,686,327	8,920,025	143,474

Net Increase (Decrease) in Net Assets Resulting from Operations	$345,943	$16,321,572	$3,704,129	$1,303,091	$8,890,029	$411,576

The accompanying notes are an integral part of these financial statements.

FSA-76

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$99,369	$556,862	$560,716	$1,011,992	$—	$105,937
Expenses:
Asset-based charges	102,961	1,116,051	669,952	1,615,657	1,441,396	821,327

Net Investment Income (Loss)	(3,592)	(559,189)	(109,236)	(603,665)	(1,441,396)	(715,390)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	278,684	3,783,468	288,845	2,839,904	5,887,543	839,036
Net realized gain distribution from the Portfolios	—	2,793,826	1,942,844	20,494,662	16,037,668	17,287,539

Net realized gain (loss)	278,684	6,577,294	2,231,689	23,334,566	21,925,211	18,126,575

Net change in unrealized appreciation (depreciation) of investments	477,292	(3,463,065)	(3,084,789)	(16,950,561)	(5,031,623)	(12,453,422)

Net Realized and Unrealized Gain (Loss) on Investments	755,976	3,114,229	(853,100)	6,384,005	16,893,588	5,673,153

Net Increase (Decrease) in Net Assets Resulting from Operations	$752,384	$2,555,040	$(962,336)	$5,780,340	$15,452,192	$4,957,763

The accompanying notes are an integral part of these financial statements.

FSA-77

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP ASSET STRATEGY	DELAWARE IVY VIP GLOBAL EQUITY INCOME	DELAWARE IVY VIP HIGH INCOME
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$99,840	$794,504	$2,188	$420,959	$245,021	$6,788,475
Expenses:
Asset-based charges	330,795	697,830	110,849	439,546	157,722	1,635,199

Net Investment Income (Loss)	(230,955)	96,674	(108,661)	(18,587)	87,299	5,153,276

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	813,878	2,477,736	214,341	1,014,784	(474,390)	(1,625,332)
Net realized gain distribution from the Portfolios	962,804	4,473,136	1,005,188	2,771,183	—	—

Net realized gain (loss)	1,776,682	6,950,872	1,219,529	3,785,967	(474,390)	(1,625,332)

Net change in unrealized appreciation (depreciation) of investments	3,276,713	5,699,334	754,090	(1,054,583)	1,945,532	1,663,710

Net Realized and Unrealized Gain (Loss) on Investments	5,053,395	12,650,206	1,973,619	2,731,384	1,471,142	38,378

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,822,440	$12,746,880	$1,864,958	$2,712,797	$1,558,441	$5,191,654

The accompanying notes are an integral part of these financial statements.

FSA-78

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	DELAWARE IVY VIP NATURAL RESOURCES	DELAWARE IVY VIP SMALL CAP GROWTH	DELAWARE VIP® EMERGING MARKETS SERIES	EATON VANCE VT FLOATING- RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$84,116	$379,673	$6,245	$1,592,743	$230,834	$772,586
Expenses:
Asset-based charges	73,649	556,741	120,314	655,099	913,644	2,234,126

Net Investment Income (Loss)	10,467	(177,068)	(114,069)	937,644	(682,810)	(1,461,540)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(196,962)	1,571,779	530,716	(221,390)	4,389,741	18,914,456
Net realized gain distribution from the Portfolios	—	4,646,764	49,963	—	7,160,669	13,905,542

Net realized gain (loss)	(196,962)	6,218,543	580,679	(221,390)	11,550,410	32,819,998

Net change in unrealized appreciation (depreciation) of investments	1,300,189	(4,833,476)	(1,059,489)	565,285	1,911,055	3,917,554

Net Realized and Unrealized Gain (Loss) on Investments	1,103,227	1,385,067	(478,810)	343,895	13,461,465	36,737,552

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,113,694	$1,207,999	$(592,879)	$1,281,539	$12,778,655	$35,276,012

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-79

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$226,453	$497,765	$4,832,439	$33,520,803	$102,130	$—
Expenses:
Asset-based charges	927,843	4,443,842	11,625,126	33,042,101	149,341	1,685,402

Net Investment Income (Loss)	(701,390)	(3,946,077)	(6,792,687)	478,702	(47,211)	(1,685,402)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,063,459	2,341,639	11,179,810	41,734,969	(15,834)	4,820,581
Net realized gain distribution from the Portfolios	9,403,357	17,288,357	13,466,137	65,644,140	—	21,207,782

Net realized gain (loss)	15,466,816	19,629,996	24,645,947	107,379,109	(15,834)	26,028,363

Net change in unrealized appreciation (depreciation) of investments	(6,563,042)	31,899,788	88,823,354	127,441,568	(172,458)	(11,513,037)

Net Realized and Unrealized Gain (Loss) on Investments	8,903,774	51,529,784	113,469,301	234,820,677	(188,292)	14,515,326

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,202,384	$47,583,707	$106,676,614	$235,299,379	$(235,503)	$12,829,924

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-80

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,485,177	$121,746,546	$6,382,067	$1,828,825	$496,787	$217,679
Expenses:
Asset-based charges	440,156	67,131,035	1,995,738	2,177,585	837,725	352,204

Net Investment Income (Loss)	1,045,021	54,615,511	4,386,329	(348,760)	(340,938)	(134,525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	809,988	191,231,196	3,071,210	5,348,564	284,132	148,376
Net realized gain distribution from the Portfolios	2,833,006	257,237,463	21,836,097	18,173,685	567,845	—

Net realized gain (loss)	3,642,994	448,468,659	24,907,307	23,522,249	851,977	148,376

Net change in unrealized appreciation (depreciation) of investments	129,893	178,663,687	(14,540,388)	8,415,209	4,256,858	2,167,219

Net Realized and Unrealized Gain (Loss) on Investments	3,772,887	627,132,346	10,366,919	31,937,458	5,108,835	2,315,595

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,817,908	$681,747,857	$14,753,248	$31,588,698	$4,767,897	$2,181,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-81

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$54,711,713	$—	$—	$77,409	$792,299	$949,352
Expenses:
Asset-based charges	43,275,664	337,491	1,319,958	184,762	1,423,374	715,083

Net Investment Income (Loss)	11,436,049	(337,491)	(1,319,958)	(107,353)	(631,075)	234,269

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	87,148,001	1,636,045	6,309,780	758,800	4,902,829	246,248
Net realized gain distribution from the Portfolios	118,233,082	1,066,562	6,295,175	620,055	7,606,611	2,367,565

Net realized gain (loss)	205,381,083	2,702,607	12,604,955	1,378,855	12,509,440	2,613,813

Net change in unrealized appreciation (depreciation) of investments	22,466,822	2,037,004	5,933,898	1,557,526	10,785,149	(2,041,086)

Net Realized and Unrealized Gain (Loss) on Investments	227,847,905	4,739,611	18,538,853	2,936,381	23,294,589	572,727

Net Increase (Decrease) in Net Assets Resulting from Operations	$239,283,954	$4,402,120	$17,218,895	$2,829,028	$22,663,514	$806,996

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-82

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$21,266,560	$8,081,633	$4,633,022	$95,653	$126,939	$5,080,499
Expenses:
Asset-based charges	19,618,105	10,952,239	4,500,547	66,862	133,495	7,523,674

Net Investment Income (Loss)	1,648,455	(2,870,606)	132,475	28,791	(6,556)	(2,443,175)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	36,608,292	19,965,294	802,211	20,710	232,290	38,217,286
Net realized gain distribution from the Portfolios	68,249,009	24,028,856	1,682,365	70,380	265,619	17,906,672

Net realized gain (loss)	104,857,301	43,994,150	2,484,576	91,090	497,909	56,123,958

Net change in unrealized appreciation (depreciation) of investments	(28,370,127)	(32,588,478)	(13,911,074)	(335,718)	(731,956)	80,460,735

Net Realized and Unrealized Gain (Loss) on Investments	76,487,174	11,405,672	(11,426,498)	(244,628)	(234,047)	136,584,693

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,135,629	$8,535,066	$(11,294,023)	$(215,837)	$(240,603)	$134,141,518

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-83

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*	EQ/FRANKLIN GROWTH ALLOCATION*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$774,768	$511,627	$477,082	$500,503	$795,960	$34,578
Expenses:
Asset-based charges	2,807,475	960,509	748,911	3,075,011	1,580,017	139,595

Net Investment Income (Loss)	(2,032,707)	(448,882)	(271,829)	(2,574,508)	(784,057)	(105,017)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	12,333,847	450,077	227,749	1,405,333	6,280,239	337,989
Net realized gain distribution from the Portfolios	21,417,954	2,638,655	2,163,309	17,332,397	—	1,729,107

Net realized gain (loss)	33,751,801	3,088,732	2,391,058	18,737,730	6,280,239	2,067,096

Net change in unrealized appreciation (depreciation) of investments	11,382,207	3,217,462	3,412,697	(1,086,404)	21,371,570	(363,766)

Net Realized and Unrealized Gain (Loss) on Investments	45,134,008	6,306,194	5,803,755	17,651,326	27,651,809	1,703,330

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,101,301	$5,857,312	$5,531,926	$15,076,818	$26,867,752	$1,598,313

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-84

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,539,299	$118,944	$286,755	$92,848	$350,203	$112,695,737
Expenses:
Asset-based charges	742,999	200,194	2,274,039	493,438	10,006,250	71,004,058

Net Investment Income (Loss)	796,300	(81,250)	(1,987,284)	(400,590)	(9,656,047)	41,691,679

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	293,100	715,269	572,418	2,056,213	5,680,395	184,291,968
Net realized gain distribution from the Portfolios	564,999	2,404,810	17,509,574	3,910,323	78,228,222	284,032,175

Net realized gain (loss)	858,099	3,120,079	18,081,992	5,966,536	83,908,617	468,324,143

Net change in unrealized appreciation (depreciation) of investments	(1,791,750)	(1,196,703)	2,933,351	2,662,037	(9,532,042)	104,221,709

Net Realized and Unrealized Gain (Loss) on Investments	(933,651)	1,923,376	21,015,343	8,628,573	74,376,575	572,545,852

Net Increase (Decrease) in Net Assets Resulting from Operations	$(137,351)	$1,842,126	$19,028,059	$8,227,983	$64,720,528	$614,237,531

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-85

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$834,979	$258,023	$2,015,702	$2,490,320	$47,686	$637,140
Expenses:
Asset-based charges	1,807,020	164,020	766,627	1,231,581	32,678	793,834

Net Investment Income (Loss)	(972,041)	94,003	1,249,075	1,258,739	15,008	(156,694)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(53,993)	410,423	1,133,058	2,411,533	56,128	2,431,952
Net realized gain distribution from the Portfolios	806,855	932,807	—	3,176,167	118,590	2,346,598

Net realized gain (loss)	752,862	1,343,230	1,133,058	5,587,700	174,718	4,778,550

Net change in unrealized appreciation (depreciation) of investments	(4,415,310)	(518,833)	2,804,504	599,059	4,748	9,877,604

Net Realized and Unrealized Gain (Loss) on Investments	(3,662,448)	824,397	3,937,562	6,186,759	179,466	14,656,154

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,634,489)	$918,400	$5,186,637	$7,445,498	$194,474	$14,499,460

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-86

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,709,886	$640,148	$—	$230,097	$102,116
Expenses:
Asset-based charges	1,443,946	804,150	622,448	4,792,656	1,034,661	1,464,980

Net Investment Income (Loss)	(1,443,946)	905,736	17,700	(4,792,656)	(804,564)	(1,362,864)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	7,268,082	317,852	1,820,367	3,752,286	331,116	4,787,719
Net realized gain distribution from the Portfolios	3,758,250	562,623	1,643,683	21,477,526	6,847,791	11,315,133

Net realized gain (loss)	11,026,332	880,475	3,464,050	25,229,812	7,178,907	16,102,852

Net change in unrealized appreciation (depreciation) of investments	3,967,551	8,559,084	(1,463,715)	2,112,664	7,091	356,881

Net Realized and Unrealized Gain (Loss) on Investments	14,993,883	9,439,559	2,000,335	27,342,476	7,185,998	16,459,733

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,549,937	$10,345,295	$2,018,035	$22,549,820	$6,381,434	$15,096,869

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-87

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$367,068	$32,824	$74,020	$—	$887,114
Expenses:
Asset-based charges	3,741,400	581,754	134,104	1,840,167	390,609	856,649

Net Investment Income (Loss)	(3,741,400)	(214,686)	(101,280)	(1,766,147)	(390,609)	30,465

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,116,174	1,978,344	590,384	13,530,961	2,239,045	2,114,381
Net realized gain distribution from the Portfolios	34,043,631	10,303,117	1,172,099	13,476,011	6,204,037	3,701,217

Net realized gain (loss)	35,159,805	12,281,461	1,762,483	27,006,972	8,443,082	5,815,598

Net change in unrealized appreciation (depreciation) of investments	(1,784,363)	(4,908,133)	351,232	7,137,387	(2,529,210)	7,151,634

Net Realized and Unrealized Gain (Loss) on Investments	33,375,442	7,373,328	2,113,715	34,144,359	5,913,872	12,967,232

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,634,042	$7,158,642	$2,012,435	$32,378,212	$5,523,263	$12,997,697

The accompanying notes are an integral part of these financial statements.

* Denotes	Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-88

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$259,083	$1,953,946	$—	$201,709	$912,905	$—
Expenses:
Asset-based charges	394,339	1,023,501	1,520,557	1,106,560	3,464,426	1,193,724

Net Investment Income (Loss)	(135,256)	930,445	(1,520,557)	(904,851)	(2,551,521)	(1,193,724)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,119,892	1,965,852	7,640,783	2,205,433	11,481,710	5,666,965
Net realized gain distribution from the Portfolios	2,923,194	3,750,426	11,289,628	10,640,376	7,178,976	1,349,502

Net realized gain (loss)	4,043,086	5,716,278	18,930,411	12,845,809	18,660,686	7,016,467

Net change in unrealized appreciation (depreciation) of investments	1,741,001	(3,273,286)	(1,434,588)	(5,507,450)	6,008,958	7,781,026

Net Realized and Unrealized Gain (Loss) on Investments	5,784,087	2,442,992	17,495,823	7,338,359	24,669,644	14,797,493

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,648,831	$3,373,437	$15,975,266	$6,433,508	$22,118,123	$13,603,769

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-89

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$657,590	$840,247	$100,372	$6,047,545	$124,673,916
Expenses:
Asset-based charges	3,038,734	741,460	1,749,400	258,629	2,787,010	90,186,160

Net Investment Income (Loss)	(3,038,734)	(83,870)	(909,153)	(158,257)	3,260,535	34,487,756

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	18,422,775	1,834,008	4,977,993	623,062	2,299,616	249,168,308
Net realized gain distribution from the Portfolios	19,924,035	1,037,954	11,120,089	2,148,399	13,578,946	408,708,521

Net realized gain (loss)	38,346,810	2,871,962	16,098,082	2,771,461	15,878,562	657,876,829

Net change in unrealized appreciation (depreciation) of investments	(9,660,706)	3,686,515	10,298,701	1,422,853	(4,765,062)	(58,184,049)

Net Realized and Unrealized Gain (Loss) on Investments	28,686,104	6,558,477	26,396,783	4,194,314	11,113,500	599,692,780

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,647,370	$6,474,607	$25,487,630	$4,036,057	$14,374,035	$634,180,536

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-90

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,348,234	$—	$—	$4,130,982	$1,709,419	$3,723,017
Expenses:
Asset-based charges	1,097,306	2,537,812	209,641	487,224	685,767	2,887,786

Net Investment Income (Loss)	2,250,928	(2,537,812)	(209,641)	3,643,758	1,023,652	835,231

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	794,652	61,161	2,982,917	546,881	1,188,834	2,098,253
Net realized gain distribution from the Portfolios	7,011,554	305,039	6,442,466	1,505,669	1,436,394	678,015

Net realized gain (loss)	7,806,206	366,200	9,425,383	2,052,550	2,625,228	2,776,268

Net change in unrealized appreciation (depreciation) of investments	(729,906)	(6,178)	(8,364,173)	(4,602,985)	(1,893,645)	(9,663,903)

Net Realized and Unrealized Gain (Loss) on Investments	7,076,300	360,022	1,061,210	(2,550,435)	731,583	(6,887,635)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,327,228	$(2,177,790)	$851,569	$1,093,323	$1,755,235	$(6,052,404)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-91

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$191,681	$204,747	$594,780	$—	$—	$6,774,966
Expenses:
Asset-based charges	600,764	371,855	1,259,213	5,465,292	2,828,949	13,460,371

Net Investment Income (Loss)	(409,083)	(167,108)	(664,433)	(5,465,292)	(2,828,949)	(6,685,405)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(104,250)	(10,730)	3,985,271	23,188,257	9,279,753	(354,392)
Net realized gain distribution from the Portfolios	—	181,344	9,349,801	36,391,521	7,801,564	28,427,506

Net realized gain (loss)	(104,250)	170,614	13,335,072	59,579,778	17,081,317	28,073,114

Net change in unrealized appreciation (depreciation) of investments	(290,601)	(956,582)	(1,707,639)	(6,732,167)	2,190,362	(34,400,021)

Net Realized and Unrealized Gain (Loss) on Investments	(394,851)	(785,968)	11,627,433	52,847,611	19,271,679	(6,326,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(803,934)	$(953,076)	$10,963,000	$47,382,319	$16,442,730	$(13,012,312)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-92

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$989,857	$609,056	$1,356,514	$—	$8,210	$6,055
Expenses:
Asset-based charges	2,018,713	237,752	366,568	387,911	10,208	11,137

Net Investment Income (Loss)	(1,028,856)	371,304	989,946	(387,911)	(1,998)	(5,082)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,239,777	(3,852,440)	(226,706)	638,055	13,644	7,770
Net realized gain distribution from the Portfolios	26,425,273	—	—	2,416,745	9,911	30,190

Net realized gain (loss)	30,665,050	(3,852,440)	(226,706)	3,054,800	23,555	37,960

Net change in unrealized appreciation (depreciation) of investments	1,615,500	8,220,611	225,587	(2,345,884)	57,595	7,338

Net Realized and Unrealized Gain (Loss) on Investments	32,280,550	4,368,171	(1,119)	708,916	81,150	45,298

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,251,694	$4,739,475	$988,827	$321,005	$79,152	$40,216

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-93

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,160	$14,461	$13,546	$416,274	$4,431,097	$164,141
Expenses:
Asset-based charges	20,572	25,404	23,578	1,480,165	2,247,984	87,499

Net Investment Income (Loss)	(10,412)	(10,943)	(10,032)	(1,063,891)	2,183,113	76,642

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	73,606	91,333	69,848	3,693,206	1,113,924	77,188
Net realized gain distribution from the Portfolios	74,081	64,279	59,989	18,874,985	2,853,264	—

Net realized gain (loss)	147,687	155,612	129,837	22,568,191	3,967,188	77,188

Net change in unrealized appreciation (depreciation) of investments	(33,759)	10,292	20,054	1,649,510	(2,332,080)	588,477

Net Realized and Unrealized Gain (Loss) on Investments	113,928	165,904	149,891	24,217,701	1,635,108	665,665

Net Increase (Decrease) in Net Assets Resulting from Operations	$103,516	$154,961	$139,859	$23,153,810	$3,818,221	$742,307

The accompanying notes are an integral part of these financial statements.

FSA-94

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	FRANKLIN MULTI- ASSET DYNAMIC MULTI-STRATEGY VIT	FRANKLIN MUTUAL SHARES VIP FUND	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$659,725	$420,716	$4,676,131	$88,464	$305,554	$—
Expenses:
Asset-based charges	893,474	320,017	1,289,558	49,778	144,331	30,054

Net Investment Income (Loss)	(233,749)	100,699	3,386,573	38,686	161,223	(30,054)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,825,127	(670,006)	402,470	34,257	(133,325)	16,256
Net realized gain distribution from the Portfolios	533,333	—	—	—	—	33,477

Net realized gain (loss)	2,358,460	(670,006)	402,470	34,257	(133,325)	49,733

Net change in unrealized appreciation (depreciation) of investments	4,974,818	2,899,473	10,199,813	348,508	1,770,590	(27,227)

Net Realized and Unrealized Gain (Loss) on Investments	7,333,278	2,229,467	10,602,283	382,765	1,637,265	22,506

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,099,529	$2,330,166	$13,988,856	$421,451	$1,798,488	$(7,548)

The accompanying notes are an integral part of these financial statements.

FSA-95

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	HARTFORD CAPITAL APPRECIATION HLS FUND	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. AMERICAN FRANCHISE FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$7,783	$56,464	$—	$470,142	$1,177,599
Expenses:
Asset-based charges	4,493	300,253	1,061,031	11,740	170,840	866,571

Net Investment Income (Loss)	(4,493)	(292,470)	(1,004,567)	(11,740)	299,302	311,028

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,495	777,114	212,900	43,579	(77,129)	1,502,924
Net realized gain distribution from the Portfolios	7,715	2,047,942	3,534,893	101,889	505,839	236,599

Net realized gain (loss)	12,210	2,825,056	3,747,793	145,468	428,710	1,739,523

Net change in unrealized appreciation (depreciation) of investments	12,080	254,772	14,817,108	(57,992)	370,898	7,622,446

Net Realized and Unrealized Gain (Loss) on Investments	24,290	3,079,828	18,564,901	87,476	799,608	9,361,969

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,797	$2,787,358	$17,560,334	$75,736	$1,098,910	$9,672,997

The accompanying notes are an integral part of these financial statements.

FSA-96

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$389,676	$337	$2,240,681	$33,887	$898	$1,920,242
Expenses:
Asset-based charges	313,552	119,831	611,279	183,181	431,740	3,152,887

Net Investment Income (Loss)	76,124	(119,494)	1,629,402	(149,294)	(430,842)	(1,232,645)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	509,973	362,225	(10,728)	(112,779)	1,111,947	4,973,596
Net realized gain distribution from the Portfolios	232,598	1,295,502	—	—	1,927,137	1,973,064

Net realized gain (loss)	742,571	1,657,727	(10,728)	(112,779)	3,039,084	6,946,660

Net change in unrealized appreciation (depreciation) of investments	2,767,910	(427,117)	(366,885)	2,790,999	2,720,718	34,018,747

Net Realized and Unrealized Gain (Loss) on Investments	3,510,481	1,230,610	(377,613)	2,678,220	5,759,802	40,965,407

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,586,605	$1,111,116	$1,251,789	$2,528,926	$5,328,960	$39,732,762

The accompanying notes are an integral part of these financial statements.

FSA-97

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$991,804	$507,973	$257,423	$794,442	$5,938,797	$—
Expenses:
Asset-based charges	603,100	254,824	386,675	372,784	2,325,144	101,439

Net Investment Income (Loss)	388,704	253,149	(129,252)	421,658	3,613,653	(101,439)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	443,157	316,413	511,822	292,654	1,272,959	448,034
Net realized gain distribution from the Portfolios	1,104,547	4,256,075	1,290,682	101,624	3,141,923	1,483,137

Net realized gain (loss)	1,547,704	4,572,488	1,802,504	394,278	4,414,882	1,931,171

Net change in unrealized appreciation (depreciation) of investments	(2,920,825)	(529,650)	771,591	1,182,411	(4,929,570)	(1,464,382)

Net Realized and Unrealized Gain (Loss) on Investments	(1,373,121)	4,042,838	2,574,095	1,576,689	(514,688)	466,789

Net Increase (Decrease) in Net Assets Resulting from Operations	$(984,417)	$4,295,987	$2,444,843	$1,998,347	$3,098,965	$365,350

The accompanying notes are an integral part of these financial statements.

FSA-98

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® RESEARCH SERIES	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$68,298	$7,123	$17,188	$588,322	$—	$1,385,286
Expenses:
Asset-based charges	211,283	317,746	56,960	553,859	350,418	1,398,364

Net Investment Income (Loss)	(142,985)	(310,623)	(39,772)	34,463	(350,418)	(13,078)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,314,616	1,949,783	242,604	910,535	2,140,045	182,124
Net realized gain distribution from the Portfolios	522,794	2,943,846	296,652	1,156,387	4,370,655	140,258

Net realized gain (loss)	1,837,410	4,893,629	539,256	2,066,922	6,510,700	322,382

Net change in unrealized appreciation (depreciation) of investments	1,874,284	317,267	545,167	8,223,279	(1,919,146)	(3,060,093)

Net Realized and Unrealized Gain (Loss) on Investments	3,711,694	5,210,896	1,084,423	10,290,201	4,591,554	(2,737,711)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,568,709	$4,900,273	$1,044,651	$10,324,664	$4,241,136	$(2,750,789)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-99

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$16,227	$10,975	$768,353	$667,996	$324,995
Expenses:
Asset-based charges	1,555,038	64,420	45,217	247,257	205,256	79,527

Net Investment Income (Loss)	(1,555,038)	(48,193)	(34,242)	521,096	462,740	245,468

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,469,025	167,508	93,232	60,656	44,491	(41,419)
Net realized gain distribution from the Portfolios	17,166,330	74,172	226,827	—	—	100,978

Net realized gain (loss)	23,635,355	241,680	320,059	60,656	44,491	59,559

Net change in unrealized appreciation (depreciation) of investments	(645,869)	368,508	250,189	4,025,869	(1,123,767)	(690,655)

Net Realized and Unrealized Gain (Loss) on Investments	22,989,486	610,188	570,248	4,086,525	(1,079,276)	(631,096)

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,434,448	$561,995	$536,006	$4,607,621	$(616,536)	$(385,628)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-100

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT DIVERSIFIED INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$88,606	$834,290	$—	$—	$173,166	$41,928
Expenses:
Asset-based charges	44,461	356,081	561	661,165	326,664	69,311

Net Investment Income (Loss)	44,145	478,209	(561)	(661,165)	(153,498)	(27,383)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,088	62,995	(16,137)	1,808,392	(419,751)	52,412
Net realized gain distribution from the Portfolios	421,910	—	526	283,397	—	154,764

Net realized gain (loss)	429,998	62,995	(15,611)	2,091,789	(419,751)	207,176

Net change in unrealized appreciation (depreciation) of investments	(63,962)	(365,273)	(1,264)	4,692,363	(1,675,792)	541,103

Net Realized and Unrealized Gain (Loss) on Investments	366,036	(302,278)	(16,875)	6,784,152	(2,095,543)	748,279

Net Increase (Decrease) in Net Assets Resulting from Operations	$410,181	$175,931	$(17,436)	$6,122,987	$(2,249,041)	$720,896

The accompanying notes are an integral part of these financial statements.

FSA-101

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$2,790	$342,037	$131,176	$100,238	$—
Expenses:
Asset-based charges	23,855	35,621	261,949	202,994	78,532	1,306,305

Net Investment Income (Loss)	(23,855)	(32,831)	80,088	(71,818)	21,706	(1,306,305)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(31,964)	199,455	37,429	987,932	(28,963)	(4,704,610)
Net realized gain distribution from the Portfolios	—	200,172	2,024,147	300,632	—	—

Net realized gain (loss)	(31,964)	399,627	2,061,576	1,288,564	(28,963)	(4,704,610)

Net change in unrealized appreciation (depreciation) of investments	47,853	266,679	2,545,972	(2,232,102)	156,549	(343,568)

Net Realized and Unrealized Gain (Loss) on Investments	15,889	666,306	4,607,548	(943,538)	127,586	(5,048,178)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,966)	$633,475	$4,687,636	$(1,015,356)	$149,292	$(6,354,483)

The accompanying notes are an integral part of these financial statements.

FSA-102

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2021

	TEMPLETON GROWTH VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,335	$59,147	$53,249
Expenses:
Asset-based charges	14,330	12,326	241,161

Net Investment Income (Loss)	(2,995)	46,821	(187,912)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(51,977)	551	454,729
Net realized gain distribution from the Portfolios	—	—	—

Net realized gain (loss)	(51,977)	551	454,729

Net change in unrealized appreciation (depreciation) of investments	93,022	(103,893)	2,521,005

Net Realized and Unrealized Gain (Loss) on Investments	41,045	(103,342)	2,975,734

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,050	$(56,521)	$2,787,822

The accompanying notes are an integral part of these financial statements.

FSA-103

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,728,291	$201,093	$(172,446)	$(47,834)	$339,845	$374,907
Net realized gain (loss)	5,237,272	913,806	2,534,554	1,034,730	113,636	149,566
Net change in unrealized appreciation (depreciation) of investments	(7,847,242)	4,508,346	(468,041)	1,288,505	(1,073,065)	476,565

Net increase (decrease) in net assets resulting from operations	118,321	5,623,245	1,894,067	2,275,401	(619,584)	1,001,038

From Contractowners Transactions:
Payments received from contractowners	1,742,903	873,151	2,236,703	2,573,771	5,441,486	3,972,373
Transfers between Variable Investment Options including guaranteed interest account, net	765,540	(377,783)	(1,069,743)	856,125	1,659,535	3,384,261
Redemptions for contract benefits and terminations	(373,212)	(648,451)	(3,710,172)	(1,034,895)	(2,931,428)	(1,954,076)
Contract maintenance charges	(152)	(170)	(3,078)	(3,671)	(1,972)	(2,380)

Net increase (decrease) in net assets resulting from contractowners transactions	2,135,079	(153,253)	(2,546,290)	2,391,330	4,167,621	5,400,178

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	(47)	51	96	153

Net Increase (Decrease) in Net Assets	2,253,400	5,469,992	(652,270)	4,666,782	3,548,133	6,401,369
Net Assets — Beginning of Year or Period	20,608,273	15,138,281	22,813,032	18,146,250	36,773,322	30,371,953

Net Assets — End of Year or Period	$22,861,673	$20,608,273	$22,160,762	$22,813,032	$40,321,455	$36,773,322

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-104

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$24,043	$110,087	$(103,685)	$(174,512)	$(2,178,698)	$(1,470,674)
Net realized gain (loss)	(495,242)	(4,480,157)	379,502	(802,966)	33,190,299	5,869,980
Net change in unrealized appreciation (depreciation) of investments	5,863,943	1,862,873	1,214,135	297,375	32,187,090	13,794,555

Net increase (decrease) in net assets resulting from operations	5,392,744	(2,507,197)	1,489,952	(680,103)	63,198,691	18,193,861

From Contractowners Transactions:
Payments received from contractowners	1,050,233	670,206	1,031,982	754,751	15,983,634	11,198,933
Transfers between Variable Investment Options including guaranteed interest account, net	(710,540)	(1,425,241)	(140,184)	(1,368,536)	(10,535,275)	(8,843,278)
Redemptions for contract benefits and terminations	(2,252,955)	(2,841,124)	(1,816,117)	(1,463,883)	(38,270,889)	(24,193,791)
Contract maintenance charges	(86,098)	(98,332)	(1,327)	(1,692)	(31,614)	(34,274)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,999,360)	(3,694,491)	(925,646)	(2,079,360)	(32,854,144)	(21,872,410)

Net Increase (Decrease) in Net Assets	3,393,384	(6,201,688)	564,306	(2,759,463)	30,344,547	(3,678,549)
Net Assets — Beginning of Year or Period	22,768,361	28,970,049	15,359,743	18,119,206	280,125,450	283,803,999

Net Assets — End of Year or Period	$26,161,745	$22,768,361	$15,924,049	$15,359,743	$310,469,997	$280,125,450

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-105

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT HIGH YIELD BOND*		1290 VT LOW VOLATILITY GLOBAL EQUITY*		1290 VT MICRO CAP*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$787,657	$733,141	$33,500	$46,695	$(72,697)	$(15,730)
Net realized gain (loss)	102,072	(194,966)	108,721	30,530	2,845,194	324,587
Net change in unrealized appreciation (depreciation) of investments	(272,063)	515,329	346,833	(191,267)	(2,720,564)	464,974

Net increase (decrease) in net assets resulting from operations	617,666	1,053,504	489,054	(114,042)	51,933	773,831

From Contractowners Transactions:
Payments received from contractowners	4,568,060	2,171,161	534,168	200,742	4,215,946	485,208
Transfers between Variable Investment Options including guaranteed interest account, net	1,452,586	317,201	186,099	(68,822)	1,724,788	432,447
Redemptions for contract benefits and terminations	(2,429,992)	(1,693,412)	(456,831)	(304,409)	(165,605)	(178,393)
Contract maintenance charges	(2,134)	(2,366)	(136)	(202)	(326)	(304)

Net increase (decrease) in net assets resulting from contractowners transactions	3,588,520	792,584	263,300	(172,691)	5,774,803	738,958

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	79	45	—	—	201	48

Net Increase (Decrease) in Net Assets	4,206,265	1,846,133	752,354	(286,733)	5,826,937	1,512,837
Net Assets — Beginning of Year or Period	21,593,510	19,747,377	3,367,935	3,654,668	2,401,754	888,917

Net Assets — End of Year or Period	$25,799,775	$21,593,510	$4,120,289	$3,367,935	$8,228,691	$2,401,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-106

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT MODERATE GROWTH ALLOCATION*		1290 VT MULTI- ALTERNATIVE STRATEGIES*		1290 VT NATURAL RESOURCES*(a)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(251,474)	$3,537	$29,461	$(2,633)	$320,081	$170,020
Net realized gain (loss)	461,206	73,445	81,589	(1,229)	7,668	(469,685)
Net change in unrealized appreciation (depreciation) of investments	5,685,786	3,239,410	(108,355)	49,218	1,710,488	(756,833)

Net increase (decrease) in net assets resulting from operations	5,895,518	3,316,392	2,695	45,356	2,038,237	(1,056,498)

From Contractowners Transactions:
Payments received from contractowners	19,443,442	18,427,957	450,820	418,771	1,558,797	423,920
Transfers between Variable Investment Options including guaranteed interest account, net	1,897,981	3,935,981	220,565	47,487	4,293,771	193,401
Redemptions for contract benefits and terminations	(918,452)	(324,494)	(52,422)	(9,999)	(1,168,737)	(458,331)
Contract maintenance charges	(677,314)	(293,503)	(177)	(68)	(686)	(608)

Net increase (decrease) in net assets resulting from contractowners transactions	19,745,657	21,745,941	618,786	456,191	4,683,145	158,382

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	723	878	51	25	(22,105)	—

Net Increase (Decrease) in Net Assets	25,641,898	25,063,211	621,532	501,572	6,699,277	(898,116)
Net Assets — Beginning of Year or Period	44,417,756	19,354,545	1,022,550	520,978	6,168,598	7,066,714

Net Assets — End of Year or Period	$70,059,654	$44,417,756	$1,644,082	$1,022,550	$12,867,875	$6,168,598

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.

FSA-107

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*(b)		1290 VT SMARTBETA EQUITY*(c)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$391,915	$10,724	$(20,419)	$84,869	$(15,705)	$(45,036)
Net realized gain (loss)	7,836,174	(318,028)	6,746,271	(254,006)	2,049,649	4,335,023
Net change in unrealized appreciation (depreciation) of investments	(4,735,080)	(1,348,979)	(1,441,623)	2,911,776	1,901,450	(2,569,581)

Net increase (decrease) in net assets resulting from operations	3,493,009	(1,656,283)	5,284,229	2,742,639	3,935,394	1,720,406

From Contractowners Transactions:
Payments received from contractowners	2,188,952	1,459,814	2,868,289	701,654	1,773,005	1,468,913
Transfers between Variable Investment Options including guaranteed interest account, net	962,036	(207,612)	10,541,978	9,404,933	(785,603)	11,533,206
Redemptions for contract benefits and terminations	(1,650,914)	(1,204,425)	(3,066,718)	(610,896)	(1,421,363)	(800,472)
Contract maintenance charges	(1,362)	(1,523)	(136,459)	(55,880)	(195,945)	(97,060)

Net increase (decrease) in net assets resulting from contractowners transactions	1,498,712	46,254	10,207,090	9,439,811	(629,906)	12,104,587

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	100	—	124	3,253	96	(16,433,491)

Net Increase (Decrease) in Net Assets	4,991,821	(1,610,029)	15,491,443	12,185,703	3,305,584	(2,608,498)
Net Assets — Beginning of Year or Period	14,283,317	15,893,346	13,826,362	1,640,659	18,351,983	20,960,481

Net Assets — End of Year or Period	$19,275,138	$14,283,317	$29,317,805	$13,826,362	$21,657,567	$18,351,983

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(c)	1290 VT SmartBeta Equity replaced EQ/Templeton Global Equity Managed Volatility due to a merger on June 12, 2020.

FSA-108

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT SOCIALLY RESPONSIBLE*		7TWELVETM BALANCED PORTFOLIO		AB VPS BALANCED WEALTH STRATEGY PORTFOLIO**
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(72,561)	$(25,589)	$(393,612)	$113,283	$(43,664)	$25,022
Net realized gain (loss)	808,255	963,246	1,961,260	1,271,256	71,909	(106,078)
Net change in unrealized appreciation (depreciation) of investments	2,430,665	406,239	3,852,123	(583,311)	381,551	295,161

Net increase (decrease) in net assets resulting from operations	3,166,359	1,343,896	5,419,771	801,228	409,796	214,105

From Contractowners Transactions:
Payments received from contractowners	5,463,347	571,526	944,279	740,732	2,598	16,048
Transfers between Variable Investment Options including guaranteed interest account, net	2,164,968	(3,166,642)	(139,023)	(2,963,479)	22,934	(351,294)
Redemptions for contract benefits and terminations	(603,409)	(198,890)	(6,222,201)	(7,880,774)	(305,092)	(357,453)
Contract maintenance charges	(27,207)	(25,814)	(9,200)	(11,105)	(529)	(607)

Net increase (decrease) in net assets resulting from contractowners transactions	6,997,699	(2,819,820)	(5,426,145)	(10,114,626)	(280,089)	(693,306)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	228	—	103	—	—	—

Net Increase (Decrease) in Net Assets	10,164,286	(1,475,924)	(6,271)	(9,313,398)	129,707	(479,201)
Net Assets — Beginning of Year or Period	8,076,590	9,552,514	45,739,196	55,052,594	3,585,111	4,064,312

Net Assets — End of Year or Period	$18,240,876	$8,076,590	$45,732,925	$45,739,196	$3,714,818	$3,585,111

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-109

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO**		AB VPS GROWTH AND INCOME PORTFOLIO**		AB VPS INTERNATIONAL GROWTH PORTFOLIO**
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(91,433)	$(17,900)	$(90,406)	$35,467	$(119,737)	$(22,104)
Net realized gain (loss)	1,856,867	482,626	294,603	140,083	1,277,979	930,706
Net change in unrealized appreciation (depreciation) of investments	(181,205)	753,487	4,108,591	186,405	(618,480)	893,822

Net increase (decrease) in net assets resulting from operations	1,584,229	1,218,213	4,312,788	361,955	539,762	1,802,424

From Contractowners Transactions:
Payments received from contractowners	4,375,851	1,369,115	2,482,562	1,212,916	87,792	51,502
Transfers between Variable Investment Options including guaranteed interest account, net	(311,347)	1,649,364	444,959	(430,589)	159,598	(285,641)
Redemptions for contract benefits and terminations	(280,711)	(70,110)	(862,991)	(750,896)	(1,219,688)	(828,764)
Contract maintenance charges	(242)	(172)	(1,245)	(1,301)	(923)	(1,161)

Net increase (decrease) in net assets resulting from contractowners transactions	3,783,551	2,948,197	2,063,285	30,130	(973,221)	(1,064,064)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	176	149	52	30	—	—

Net Increase (Decrease) in Net Assets	5,367,956	4,166,559	6,376,125	392,115	(433,459)	738,360
Net Assets — Beginning of Year or Period	6,096,019	1,929,460	15,711,906	15,319,791	8,451,846	7,713,486

Net Assets — End of Year or Period	$11,463,975	$6,096,019	$22,088,031	$15,711,906	$8,018,387	$8,451,846

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-110

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	AB VPS SMALL/MID CAP VALUE PORTFOLIO**		ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO		AMERICAN CENTURY VP INFLATION PROTECTION FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(47,197)	$(17,149)	$203,106	$595,141	$373,433	$28,823
Net realized gain (loss)	81,369	(143,087)	206,680	151,287	384,197	37,446
Net change in unrealized appreciation (depreciation) of investments	2,388,769	435,476	882,982	(246,064)	151,544	717,396

Net increase (decrease) in net assets resulting from operations	2,422,941	275,240	1,292,768	500,364	909,174	783,665

From Contractowners Transactions:
Payments received from contractowners	2,185,026	729,832	395,077	614,780	3,473,019	1,690,733
Transfers between Variable Investment Options including guaranteed interest account, net	623,581	55,330	(530,784)	(2,469)	6,381,511	1,247,984
Redemptions for contract benefits and terminations	(527,833)	(241,541)	(489,540)	(272,293)	(2,187,273)	(667,067)
Contract maintenance charges	(968)	(878)	(896)	(1,093)	(718)	(912)

Net increase (decrease) in net assets resulting from contractowners transactions	2,279,806	542,743	(626,143)	338,925	7,666,539	2,270,738

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	75	26	—	—	258	101

Net Increase (Decrease) in Net Assets	4,702,822	818,009	666,625	839,289	8,575,971	3,054,504
Net Assets — Beginning of Year or Period	6,832,634	6,014,625	6,067,896	5,228,607	11,811,981	8,757,477

Net Assets — End of Year or Period	$11,535,456	$6,832,634	$6,734,521	$6,067,896	$20,387,952	$11,811,981

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-111

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	AMERICAN CENTURY VP LARGE COMPANY VALUE		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,332)	$2,146	$375,886	$355,682	$(260,944)	$(181,080)
Net realized gain (loss)	155,707	13,016	6,100,564	1,772,933	2,336,353	743,773
Net change in unrealized appreciation (depreciation) of investments	194,568	(10,118)	9,845,122	9,664,786	1,628,720	4,446,931

Net increase (decrease) in net assets resulting from operations	345,943	5,044	16,321,572	11,793,401	3,704,129	5,009,624

From Contractowners Transactions:
Payments received from contractowners	70,800	17,462	23,132,980	12,473,914	7,637,083	1,986,749
Transfers between Variable Investment Options including guaranteed interest account, net	(262,095)	209,669	2,882,533	737,869	955,043	(473,292)
Redemptions for contract benefits and terminations	(371,819)	(247,484)	(6,789,967)	(8,784,870)	(1,817,333)	(903,755)
Contract maintenance charges	(217)	(262)	(3,208)	(3,594)	(1,195)	(1,330)

Net increase (decrease) in net assets resulting from contractowners transactions	(563,331)	(20,615)	19,222,338	4,423,319	6,773,598	608,372

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	115	200	164	201

Net Increase (Decrease) in Net Assets	(217,388)	(15,571)	35,544,025	16,216,920	10,477,891	5,618,197
Net Assets — Beginning of Year or Period	1,976,740	1,992,311	113,966,636	97,749,716	22,920,817	17,302,620

Net Assets — End of Year or Period	$1,759,352	$1,976,740	$149,510,661	$113,966,636	$33,398,708	$22,920,817

The accompanying notes are an integral part of these financial statements.

FSA-112

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM		AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(383,236)	$(253,248)	$(29,996)	$27,392	$268,102	$19,448
Net realized gain (loss)	2,101,776	1,340,306	1,360,989	687,512	258,593	2,557
Net change in unrealized appreciation (depreciation) of investments	(415,449)	4,493,940	7,559,036	2,955,826	(115,119)	529,928

Net increase (decrease) in net assets resulting from operations	1,303,091	5,580,998	8,890,029	3,670,730	411,576	551,933

From Contractowners Transactions:
Payments received from contractowners	3,236,299	1,076,680	13,760,235	6,431,639	4,558,864	1,259,610
Transfers between Variable Investment Options including guaranteed interest account, net	530,661	(539,953)	137,318	(276,940)	474,784	206,877
Redemptions for contract benefits and terminations	(2,950,980)	(1,660,018)	(2,930,864)	(2,059,460)	(873,525)	(604,863)
Contract maintenance charges	(1,899)	(2,332)	(1,354)	(1,639)	(725)	(873)

Net increase (decrease) in net assets resulting from contractowners transactions	814,081	(1,125,623)	10,965,335	4,093,600	4,159,398	860,751

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	153	292	201	153	50

Net Increase (Decrease) in Net Assets	2,117,172	4,455,528	19,855,656	7,764,531	4,571,127	1,412,734
Net Assets — Beginning of Year or Period	26,286,704	21,831,176	36,750,388	28,985,857	11,162,306	9,749,572

Net Assets — End of Year or Period	$28,403,876	$26,286,704	$56,606,044	$36,750,388	$15,733,433	$11,162,306

The accompanying notes are an integral part of these financial statements.

FSA-113

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,592)	$10,362	$(559,189)	$(829,913)	$(109,236)	$269,960
Net realized gain (loss)	278,684	359,815	6,577,294	2,413,091	2,231,689	912,529
Net change in unrealized appreciation (depreciation) of investments	477,292	(15,201)	(3,463,065)	12,370,051	(3,084,789)	1,980,320

Net increase (decrease) in net assets resulting from operations	752,384	354,976	2,555,040	13,953,229	(962,336)	3,162,809

From Contractowners Transactions:
Payments received from contractowners	95,810	93,841	11,070,908	5,072,475	3,016,941	3,613,121
Transfers between Variable Investment Options including guaranteed interest account, net	(202,022)	1,359,363	810,589	(1,291,909)	655,872	6,866,464
Redemptions for contract benefits and terminations	(1,451,773)	(1,801,705)	(8,318,748)	(4,976,434)	(5,864,662)	(4,208,994)
Contract maintenance charges	(499)	(601)	(5,593)	(6,412)	(3,127)	(4,271)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,558,484)	(349,102)	3,557,156	(1,202,280)	(2,194,976)	6,266,320

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	151	334	—	202

Net Increase (Decrease) in Net Assets	(806,100)	5,874	6,112,347	12,751,283	(3,157,312)	9,429,331
Net Assets — Beginning of Year or Period	7,188,885	7,183,011	79,330,162	66,578,879	47,832,108	38,402,777

Net Assets — End of Year or Period	$6,382,785	$7,188,885	$85,442,509	$79,330,162	$44,674,796	$47,832,108

The accompanying notes are an integral part of these financial statements.

FSA-114

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	BLACKROCK GLOBAL ALLOCATION V.I. FUND		BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND		CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(603,665)	$(63,776)	$(1,441,396)	$(1,034,807)	$(715,390)	$(364,268)
Net realized gain (loss)	23,334,566	6,630,005	21,925,211	7,394,224	18,126,575	4,039,388
Net change in unrealized appreciation (depreciation) of investments	(16,950,561)	11,889,956	(5,031,623)	20,159,236	(12,453,422)	4,014,050

Net increase (decrease) in net assets resulting from operations	5,780,340	18,456,185	15,452,192	26,518,653	4,957,763	7,689,170

From Contractowners Transactions:
Payments received from contractowners	12,051,175	5,153,232	8,901,854	6,197,820	4,238,938	2,187,902
Transfers between Variable Investment Options including guaranteed interest account, net	3,387,552	(3,725,706)	1,054,560	2,859,364	(455,394)	(2,456,754)
Redemptions for contract benefits and terminations	(12,948,652)	(12,201,719)	(11,731,383)	(5,732,836)	(5,876,095)	(3,110,907)
Contract maintenance charges	(9,086)	(11,533)	(7,028)	(7,881)	(6,479)	(7,646)

Net increase (decrease) in net assets resulting from contractowners transactions	2,480,989	(10,785,726)	(1,781,997)	3,316,467	(2,099,030)	(3,387,405)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	256	—	457	—	—

Net Increase (Decrease) in Net Assets	8,261,329	7,670,715	13,670,195	29,835,577	2,858,733	4,301,765
Net Assets — Beginning of Year or Period	115,097,481	107,426,766	94,134,581	64,299,004	57,764,665	53,462,900

Net Assets — End of Year or Period	$123,358,810	$115,097,481	$107,804,776	$94,134,581	$60,623,398	$57,764,665

The accompanying notes are an integral part of these financial statements.

FSA-115

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO		CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(230,955)	$(87,258)	$96,674	$30,913	$(108,661)	$(74,747)
Net realized gain (loss)	1,776,682	909,917	6,950,872	1,407,247	1,219,529	144,168
Net change in unrealized appreciation (depreciation) of investments	3,276,713	1,746,165	5,699,334	1,358,824	754,090	831,475

Net increase (decrease) in net assets resulting from operations	4,822,440	2,568,824	12,746,880	2,796,984	1,864,958	900,896

From Contractowners Transactions:
Payments received from contractowners	1,698,089	1,384,598	5,738,954	4,461,638	1,046,370	416,210
Transfers between Variable Investment Options including guaranteed interest account, net	86,788	(314,379)	(29,686)	(134,903)	(78,632)	82,410
Redemptions for contract benefits and terminations	(1,401,296)	(720,513)	(4,703,788)	(2,608,840)	(385,077)	(305,127)
Contract maintenance charges	(1,785)	(2,074)	(3,031)	(3,636)	(753)	(833)

Net increase (decrease) in net assets resulting from contractowners transactions	381,796	347,632	1,002,449	1,714,259	581,908	192,660

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(13)	47	109	96	67	7

Net Increase (Decrease) in Net Assets	5,204,223	2,916,503	13,749,438	4,511,339	2,446,933	1,093,563
Net Assets — Beginning of Year or Period	21,999,746	19,083,243	50,901,510	46,390,171	6,873,041	5,779,478

Net Assets — End of Year or Period	$27,203,969	$21,999,746	$64,650,948	$50,901,510	$9,319,974	$6,873,041

The accompanying notes are an integral part of these financial statements.

FSA-116

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	DELAWARE IVY VIP ASSET STRATEGY		DELAWARE IVY VIP GLOBAL EQUITY INCOME		DELAWARE IVY VIP HIGH INCOME
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(18,587)	$175,696	$87,299	$118,126	$5,153,276	$6,513,721
Net realized gain (loss)	3,785,967	(43,668)	(474,390)	(1,175,115)	(1,625,332)	(4,964,156)
Net change in unrealized appreciation (depreciation) of investments	(1,054,583)	3,362,072	1,945,532	985,310	1,663,710	2,661,040

Net increase (decrease) in net assets resulting from operations	2,712,797	3,494,100	1,558,441	(71,679)	5,191,654	4,210,605

From Contractowners Transactions:
Payments received from contractowners	575,296	469,256	180,920	142,631	4,217,099	4,132,688
Transfers between Variable Investment Options including guaranteed interest account, net	(557,435)	(1,776,228)	(330,841)	(667,164)	965,248	(6,694,962)
Redemptions for contract benefits and terminations	(10,077,744)	(3,323,376)	(1,829,419)	(1,148,685)	(14,370,052)	(11,193,475)
Contract maintenance charges	(2,679)	(3,377)	(998)	(1,320)	(10,011)	(13,509)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,062,562)	(4,633,725)	(1,980,338)	(1,674,538)	(9,197,716)	(13,769,258)

Net Increase (Decrease) in Net Assets	(7,349,765)	(1,139,625)	(421,897)	(1,746,217)	(4,006,062)	(9,558,653)
Net Assets — Beginning of Year or Period	33,336,470	34,476,095	10,889,031	12,635,248	115,411,825	124,970,478

Net Assets — End of Year or Period	$25,986,705	$33,336,470	$10,467,134	$10,889,031	$111,405,763	$115,411,825

The accompanying notes are an integral part of these financial statements.

FSA-117

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	DELAWARE IVY VIP NATURAL RESOURCES		DELAWARE IVY VIP SMALL CAP GROWTH		DELAWARE VIP® EMERGING MARKETS SERIES
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$10,467	$43,961	$(177,068)	$(449,633)	$(114,069)	$(46,923)
Net realized gain (loss)	(196,962)	(914,163)	6,218,543	(652,684)	580,679	136,319
Net change in unrealized appreciation (depreciation) of investments	1,300,189	(76,859)	(4,833,476)	11,699,436	(1,059,489)	1,773,970

Net increase (decrease) in net assets resulting from operations	1,113,694	(947,061)	1,207,999	10,597,119	(592,879)	1,863,366

From Contractowners Transactions:
Payments received from contractowners	121,163	97,276	454,990	386,938	1,967,536	1,358,252
Transfers between Variable Investment Options including guaranteed interest account, net	102,962	(306,570)	(1,037,843)	(1,586,842)	425,251	(610,658)
Redemptions for contract benefits and terminations	(673,527)	(705,140)	(5,435,480)	(3,435,105)	(412,318)	(347,666)
Contract maintenance charges	(685)	(853)	(3,458)	(4,180)	(712)	(772)

Net increase (decrease) in net assets resulting from contractowners transactions	(450,087)	(915,287)	(6,021,791)	(4,639,189)	1,979,757	399,156

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	88,616	(109,845)	—	—

Net Increase (Decrease) in Net Assets	663,607	(1,862,348)	(4,725,176)	5,848,085	1,386,878	2,262,522
Net Assets — Beginning of Year or Period	4,615,239	6,477,587	39,869,540	34,021,455	9,240,139	6,977,617

Net Assets — End of Year or Period	$5,278,846	$4,615,239	$35,144,364	$39,869,540	$10,627,017	$9,240,139

The accompanying notes are an integral part of these financial statements.

FSA-118

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EATON VANCE VT FLOATING-RATE INCOME FUND		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$937,644	$1,009,251	$(682,810)	$(448,080)	$(1,461,540)	$(717,863)
Net realized gain (loss)	(221,390)	(883,069)	11,550,410	4,959,519	32,819,998	25,517,537
Net change in unrealized appreciation (depreciation) of investments	565,285	(163,198)	1,911,055	2,611,540	3,917,554	(4,188,309)

Net increase (decrease) in net assets resulting from operations	1,281,539	(37,016)	12,778,655	7,122,979	35,276,012	20,611,365

From Contractowners Transactions:
Payments received from contractowners	5,873,014	4,348,790	149,875	279,432	416,224	436,715
Transfers between Variable Investment Options including guaranteed interest account, net	4,615,398	(2,277,272)	(7,817,010)	(2,054,098)	(17,338,605)	(8,463,260)
Redemptions for contract benefits and terminations	(4,280,418)	(3,518,152)	(7,762,917)	(4,985,815)	(20,176,279)	(12,951,963)
Contract maintenance charges	(2,736)	(3,640)	(1,049,247)	(1,067,449)	(2,424,075)	(2,439,111)

Net increase (decrease) in net assets resulting from contractowners transactions	6,205,258	(1,450,274)	(16,479,299)	(7,827,930)	(39,522,735)	(23,417,619)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	185	75	5	—	6	—

Net Increase (Decrease) in Net Assets	7,486,982	(1,487,215)	(3,700,639)	(704,951)	(4,246,717)	(2,806,254)
Net Assets — Beginning of Year or Period	50,579,104	52,066,319	64,138,152	64,843,103	153,110,537	155,916,791

Net Assets — End of Year or Period	$58,066,086	$50,579,104	$60,437,513	$64,138,152	$148,863,820	$153,110,537

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-119

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/2000 MANAGED VOLATILITY*		EQ/AB DYNAMIC AGGRESSIVE GROWTH*		EQ/AB DYNAMIC GROWTH*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(701,390)	$(422,746)	$(3,946,077)	$(1,388,869)	$(6,792,687)	$(2,305,723)
Net realized gain (loss)	15,466,816	3,639,731	19,629,996	1,952,544	24,645,947	10,233,795
Net change in unrealized appreciation (depreciation) of investments	(6,563,042)	7,692,763	31,899,788	10,847,401	88,823,354	11,206,727

Net increase (decrease) in net assets resulting from operations	8,202,384	10,909,748	47,583,707	11,411,076	106,676,614	19,134,799

From Contractowners Transactions:
Payments received from contractowners	189,669	175,218	79,550,220	65,288,719	59,343,526	55,817,357
Transfers between Variable Investment Options including guaranteed interest account, net	(7,813,891)	(4,708,099)	7,959,542	13,556,454	(5,353,086)	(6,308,921)
Redemptions for contract benefits and terminations	(7,578,391)	(5,292,162)	(7,043,345)	(3,126,380)	(35,350,835)	(20,192,753)
Contract maintenance charges	(1,047,712)	(1,064,854)	(4,536,677)	(3,066,084)	(13,101,406)	(12,055,451)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,250,325)	(10,889,897)	75,929,740	72,652,709	5,538,199	17,260,232

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	2,630	3,013	(8)	1,333

Net Increase (Decrease) in Net Assets	(8,047,941)	19,851	123,516,077	84,066,798	112,214,805	36,396,364
Net Assets — Beginning of Year or Period	67,184,150	67,164,299	283,046,314	198,979,516	803,737,410	767,341,046

Net Assets — End of Year or Period	$59,136,209	$67,184,150	$406,562,391	$283,046,314	$915,952,215	$803,737,410

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-120

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$478,702	$(13,612,440)	$(47,211)	$(12,260)	$(1,685,402)	$(1,064,791)
Net realized gain (loss)	107,379,109	249,827,852	(15,834)	13,348	26,028,363	11,343,372
Net change in unrealized appreciation (depreciation) of investments	127,441,568	(223,059,705)	(172,458)	(10,710)	(11,513,037)	16,980,514

Net increase (decrease) in net assets resulting from operations	235,299,379	13,155,707	(235,503)	(9,622)	12,829,924	27,259,095

From Contractowners Transactions:
Payments received from contractowners	56,461,899	54,118,345	2,964,691	1,812,703	14,196,776	7,491,829
Transfers between Variable Investment Options including guaranteed interest account, net	(21,602,833)	(184,610,723)	17,208,600	1,137,659	257,796	(1,422,581)
Redemptions for contract benefits and terminations	(234,504,319)	(156,330,298)	(1,335,609)	(1,222,815)	(11,608,932)	(6,717,803)
Contract maintenance charges	(38,855,205)	(39,897,085)	(544)	(436)	(254,932)	(246,286)

Net increase (decrease) in net assets resulting from contractowners transactions	(238,500,458)	(326,719,761)	18,837,138	1,727,111	2,590,708	(894,841)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	124	320	590	50	—	295

Net Increase (Decrease) in Net Assets	(3,200,955)	(313,563,734)	18,602,225	1,717,539	15,420,632	26,364,549
Net Assets — Beginning of Year or Period	2,335,900,035	2,649,463,769	7,903,658	6,186,119	110,178,433	83,813,884

Net Assets — End of Year or Period	$2,332,699,080	$2,335,900,035	$26,505,883	$7,903,658	$125,599,065	$110,178,433

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-121

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*(d)		EQ/ALL ASSET GROWTH ALLOCATION*(e)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,045,021	$416,499	$54,615,511	$34,226,123	$4,386,329	$946,785
Net realized gain (loss)	3,642,994	1,842,254	448,468,659	178,304,668	24,907,307	5,651,182
Net change in unrealized appreciation (depreciation) of investments	129,893	1,541,901	178,663,687	262,072,085	(14,540,388)	12,440,016

Net increase (decrease) in net assets resulting from operations	4,817,908	3,800,654	681,747,857	474,602,876	14,753,248	19,037,983

From Contractowners Transactions:
Payments received from contractowners	5,361,561	1,219,055	271,516,212	172,110,634	10,490,732	3,911,815
Transfers between Variable Investment Options including guaranteed interest account, net	483,476	(182,302)	25,402,497	(93,463,355)	(2,411,655)	105,081,851
Redemptions for contract benefits and terminations	(3,661,389)	(2,607,038)	(456,292,381)	(236,783,509)	(15,416,257)	(11,723,211)
Contract maintenance charges	(4,347)	(5,274)	(72,726,390)	(66,248,860)	(15,077)	(13,581)

Net increase (decrease) in net assets resulting from contractowners transactions	2,179,301	(1,575,559)	(232,100,062)	(224,385,090)	(7,352,257)	97,256,874

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	141	—	(457,967)	459,955	—	7,957

Net Increase (Decrease) in Net Assets	6,997,350	2,225,095	449,189,828	250,677,741	7,400,991	116,302,814
Net Assets — Beginning of Year or Period	30,720,162	28,495,067	4,572,464,391	4,321,786,650	157,794,965	41,492,151

Net Assets — End of Year or Period	$37,717,512	$30,720,162	$5,021,654,219	$4,572,464,391	$165,195,956	$157,794,965

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(d)	EQ/Aggressive Growth Strategy replaced EQ/Franklin Templeton Allocation Managed Volatility due to a merger on June 05, 2020.
(e)	EQ/All Asset Growth Allocation replaced CharterSM Aggressive Growth, CharterSM Growth, CharterSM Moderate and CharterSM Moderate Growth due to a merger on June 05, 2020.

FSA-122

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/AMERICAN CENTURY MID CAP VALUE*(f)		EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*		EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(348,760)	$(125,596)	$(340,938)	$(109,112)	$(134,525)	$(33,863)
Net realized gain (loss)	23,522,249	(756,972)	851,977	87,483	148,376	33,617
Net change in unrealized appreciation (depreciation) of investments	8,415,209	927,815	4,256,858	2,914,862	2,167,219	1,209,118

Net increase (decrease) in net assets resulting from operations	31,588,698	45,247	4,767,897	2,893,233	2,181,070	1,208,872

From Contractowners Transactions:
Payments received from contractowners	8,514,367	6,994,278	17,391,972	19,666,096	9,143,595	8,873,600
Transfers between Variable Investment Options including guaranteed interest account, net	(4,128,489)	1,953,755	1,531,213	6,027,977	1,561,697	2,701,308
Redemptions for contract benefits and terminations	(18,167,439)	(11,457,999)	(1,112,678)	(517,439)	(509,126)	(132,323)
Contract maintenance charges	(121,791)	(73,673)	(800,687)	(402,323)	(293,607)	(130,792)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,903,352)	(2,583,639)	17,009,820	24,774,311	9,902,559	11,311,793

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	104	780	743	975	300	500

Net Increase (Decrease) in Net Assets	17,685,450	(2,537,612)	21,778,460	27,668,519	12,083,929	12,521,165
Net Assets — Beginning of Year or Period	152,242,129	154,779,741	53,282,630	25,614,111	20,953,107	8,431,942

Net Assets — End of Year or Period	$169,927,579	$152,242,129	$75,061,090	$53,282,630	$33,037,036	$20,953,107

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(f)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.

FSA-123

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/BALANCED STRATEGY*(g)		EQ/CAPITAL GROUP RESEARCH*(h)		EQ/CLEARBRIDGE LARGE CAP GROWTH*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$11,436,049	$11,698,023	$(337,491)	$(254,787)	$(1,319,958)	$(1,161,536)
Net realized gain (loss)	205,381,083	142,879,423	2,702,607	2,008,300	12,604,955	10,599,306
Net change in unrealized appreciation (depreciation) of investments	22,466,822	89,160,130	2,037,004	1,783,807	5,933,898	11,166,186

Net increase (decrease) in net assets resulting from operations	239,283,954	243,737,576	4,402,120	3,537,320	17,218,895	20,603,956

From Contractowners Transactions:
Payments received from contractowners	96,235,071	94,640,819	93,719	114,948	7,573,078	2,106,237
Transfers between Variable Investment Options including guaranteed interest account, net	5,757,200	(50,224,925)	(1,396,481)	3,598,206	(1,799,836)	(5,622,889)
Redemptions for contract benefits and terminations	(286,455,665)	(204,676,483)	(3,226,751)	(2,221,959)	(13,892,334)	(9,959,292)
Contract maintenance charges	(49,501,398)	(48,519,800)	(216,891)	(167,901)	(209,305)	(219,169)

Net increase (decrease) in net assets resulting from contractowners transactions	(233,964,792)	(208,780,389)	(4,746,404)	1,323,294	(8,328,397)	(13,695,113)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,215	685	—	1,412	138	—

Net Increase (Decrease) in Net Assets	5,320,377	34,957,872	(344,284)	4,862,026	8,890,636	6,908,843
Net Assets — Beginning of Year or Period	3,073,850,265	3,038,892,393	22,868,925	18,006,899	91,168,338	84,259,495

Net Assets — End of Year or Period	$3,079,170,642	$3,073,850,265	$22,524,641	$22,868,925	$100,058,974	$91,168,338

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(g)	EQ/Balanced Strategy replaced EQ/Franklin Balanced Managed Volatility due to a merger on June 18, 2021.
(h)	EQ/Capital Group Research replaced EQ/UBS Growth and Income due to a merger on June 05, 2020.

FSA-124

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*(i)(j)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(107,353)	$(92,521)	$(631,075)	$(128,836)	$234,269	$592,201
Net realized gain (loss)	1,378,855	189,345	12,509,440	6,894,678	2,613,813	1,401,369
Net change in unrealized appreciation (depreciation) of investments	1,557,526	2,086,770	10,785,149	8,059,024	(2,041,086)	508,537

Net increase (decrease) in net assets resulting from operations	2,829,028	2,183,594	22,663,514	14,824,866	806,996	2,502,107

From Contractowners Transactions:
Payments received from contractowners	6,191,187	1,327,328	14,030,433	9,932,270	18,192,088	4,978,054
Transfers between Variable Investment Options including guaranteed interest account, net	631,963	958,281	802,504	(1,963,307)	425,327	48,647,665
Redemptions for contract benefits and terminations	(416,178)	(316,143)	(9,193,668)	(5,057,103)	(6,289,759)	(2,489,898)
Contract maintenance charges	(65,810)	(57,504)	(11,322)	(12,127)	(2,897)	(1,212)

Net increase (decrease) in net assets resulting from contractowners transactions	6,341,162	1,911,962	5,627,947	2,899,733	12,324,759	51,134,609

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	261	48	—	251	350	3,184

Net Increase (Decrease) in Net Assets	9,170,451	4,095,604	28,291,461	17,724,850	13,132,105	53,639,900
Net Assets — Beginning of Year or Period	10,219,551	6,123,947	94,375,489	76,650,639	53,639,900	—

Net Assets — End of Year or Period	$19,390,002	$10,219,551	$122,666,950	$94,375,489	$66,772,005	$53,639,900

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(i)	EQ/Conservative Allocation replaced CharterSM Conservative due to a merger on June 12, 2020.
(j)	Units were made available on June 12, 2020.

FSA-125

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CORE BOND INDEX*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,648,455	$3,947,704	$(2,870,606)	$1,443,762	$132,475	$332,822
Net realized gain (loss)	104,857,301	56,262,317	43,994,150	18,918,969	2,484,576	4,804,273
Net change in unrealized appreciation (depreciation) of investments	(28,370,127)	40,566,749	(32,588,478)	23,016,722	(13,911,074)	7,969,981

Net increase (decrease) in net assets resulting from operations	78,135,629	100,776,770	8,535,066	43,379,453	(11,294,023)	13,107,076

From Contractowners Transactions:
Payments received from contractowners	49,111,586	53,087,385	30,011,777	31,792,727	17,560,177	14,661,357
Transfers between Variable Investment Options including guaranteed interest account, net	3,472,676	(633,220)	67,279,182	206,147,629	34,478,863	25,648,518
Redemptions for contract benefits and terminations	(125,509,992)	(93,314,923)	(157,943,940)	(125,567,769)	(36,514,296)	(34,060,692)
Contract maintenance charges	(22,356,978)	(21,759,033)	(14,067,706)	(13,095,507)	(4,010,999)	(4,139,980)

Net increase (decrease) in net assets resulting from contractowners transactions	(95,282,708)	(62,619,791)	(74,720,687)	99,277,080	11,513,745	2,109,203

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	213	371	(5,491)	6,497	282	413

Net Increase (Decrease) in Net Assets	(17,146,866)	38,157,350	(66,191,112)	142,663,030	220,004	15,216,692
Net Assets — Beginning of Year or Period	1,413,946,749	1,375,789,399	815,021,771	672,358,741	320,046,112	304,829,420

Net Assets — End of Year or Period	$1,396,799,883	$1,413,946,749	$748,830,659	$815,021,771	$320,266,116	$320,046,112

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-126

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/CORE PLUS BOND*(k)		EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$28,791	$12,014	$(6,556)	$(10,779)	$(2,443,175)	$(87,407)
Net realized gain (loss)	91,090	66,169	497,909	(19,167)	56,123,958	34,371,541
Net change in unrealized appreciation (depreciation) of investments	(335,718)	72,075	(731,956)	997,414	80,460,735	38,324,533

Net increase (decrease) in net assets resulting from operations	(215,837)	150,258	(240,603)	967,468	134,141,518	72,608,667

From Contractowners Transactions:
Payments received from contractowners	3,047	1,355	1,625,449	810,919	69,075,435	38,549,537
Transfers between Variable Investment Options including guaranteed interest account, net	6,020,499	38,946	830,225	(374,111)	(4,209,136)	(3,036,143)
Redemptions for contract benefits and terminations	(233,746)	(128,715)	(1,574,828)	(808,242)	(52,192,103)	(38,001,442)
Contract maintenance charges	(66,497)	(35,356)	(954)	(1,099)	(39,960)	(43,325)

Net increase (decrease) in net assets resulting from contractowners transactions	5,723,303	(123,770)	879,892	(372,533)	12,634,236	(2,531,373)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	929	—	99	—	5	152

Net Increase (Decrease) in Net Assets	5,508,395	26,488	639,388	594,935	146,775,759	70,077,446
Net Assets — Beginning of Year or Period	1,503,787	1,477,299	9,203,913	8,608,978	509,387,200	439,309,754

Net Assets — End of Year or Period	$7,012,182	$1,503,787	$9,843,301	$9,203,913	$656,162,959	$509,387,200

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(k)	EQ/Core Plus Bond replaced EQ/Global Bond PLUS due to a merger on June 18, 2021.

FSA-127

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*		EQ/FRANKLIN GROWTH ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,032,707)	$(1,145,759)	$(448,882)	$(68,063)	$(271,829)	$(44,090)
Net realized gain (loss)	33,751,801	11,226,889	3,088,732	17,029	2,391,058	(11,881)
Net change in unrealized appreciation (depreciation) of investments	11,382,207	27,782,850	3,217,462	4,504,152	3,412,697	1,933,119

Net increase (decrease) in net assets resulting from operations	43,101,301	37,863,980	5,857,312	4,453,118	5,531,926	1,877,148

From Contractowners Transactions:
Payments received from contractowners	8,714,305	5,142,320	28,386,242	19,607,262	16,623,024	17,927,578
Transfers between Variable Investment Options including guaranteed interest account, net	(3,437,353)	(9,638,820)	5,584,924	7,986,459	2,106,381	3,904,536
Redemptions for contract benefits and terminations	(25,609,086)	(17,861,575)	(1,390,095)	(572,298)	(912,141)	(585,967)
Contract maintenance charges	(16,241)	(19,934)	(808,912)	(384,222)	(715,003)	(377,890)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,348,375)	(22,378,009)	31,772,159	26,637,201	17,102,261	20,868,257

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7	—	1,213	1,027	651	773

Net Increase (Decrease) in Net Assets	22,752,933	15,485,971	37,630,684	31,091,346	22,634,838	22,746,178
Net Assets — Beginning of Year or Period	190,879,517	175,393,546	55,194,856	24,103,510	46,786,016	24,039,838

Net Assets — End of Year or Period	$213,632,450	$190,879,517	$92,825,540	$55,194,856	$69,420,854	$46,786,016

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-128

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/FRANKLIN MODERATE ALLOCATION*		EQ/FRANKLIN RISING DIVIDENDS*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,574,508)	$(1,718,875)	$(784,057)	$(391,003)	$(105,017)	$(59,721)
Net realized gain (loss)	18,737,730	1,574,620	6,280,239	2,040,120	2,067,096	(272,399)
Net change in unrealized appreciation (depreciation) of investments	(1,086,404)	3,558,458	21,371,570	12,234,134	(363,766)	861,213

Net increase (decrease) in net assets resulting from operations	15,076,818	3,414,203	26,867,752	13,883,251	1,598,313	529,093

From Contractowners Transactions:
Payments received from contractowners	15,804,149	16,227,756	8,909,074	5,085,359	22,197	48,073
Transfers between Variable Investment Options including guaranteed interest account, net	658,094	(235,201)	282,019	(2,975,544)	(534,397)	(580,520)
Redemptions for contract benefits and terminations	(7,151,863)	(4,900,453)	(15,298,365)	(7,924,514)	(808,326)	(718,480)
Contract maintenance charges	(3,472,063)	(3,229,727)	(7,003)	(8,221)	(134,183)	(128,811)

Net increase (decrease) in net assets resulting from contractowners transactions	5,838,317	7,862,375	(6,114,275)	(5,822,920)	(1,454,709)	(1,379,738)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	6	304	108	105	—	—

Net Increase (Decrease) in Net Assets	20,915,141	11,276,882	20,753,585	8,060,436	143,604	(850,645)
Net Assets — Beginning of Year or Period	219,149,698	207,872,816	109,093,952	101,033,516	9,309,931	10,160,576

Net Assets — End of Year or Period	$240,064,839	$219,149,698	$129,847,537	$109,093,952	$9,453,535	$9,309,931

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-129

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/FRANKLIN STRATEGIC INCOME*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS GROWTH ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$796,300	$824,571	$(81,250)	$(102,547)	$(1,987,284)	$(503,025)
Net realized gain (loss)	858,099	(26,422)	3,120,079	1,099,185	18,081,992	1,486,929
Net change in unrealized appreciation (depreciation) of investments	(1,791,750)	960,187	(1,196,703)	266,641	2,933,351	6,186,166

Net increase (decrease) in net assets resulting from operations	(137,351)	1,758,336	1,842,126	1,263,279	19,028,059	7,170,070

From Contractowners Transactions:
Payments received from contractowners	2,967,776	1,600,370	53,170	45,381	54,500,256	51,497,903
Transfers between Variable Investment Options including guaranteed interest account, net	(188,513)	(821,588)	(430,290)	(994,517)	5,965,875	16,579,313
Redemptions for contract benefits and terminations	(6,648,325)	(7,128,968)	(1,391,513)	(1,004,370)	(3,576,613)	(1,467,241)
Contract maintenance charges	(4,288)	(5,942)	(171,920)	(172,269)	(2,168,604)	(1,082,089)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,873,350)	(6,356,128)	(1,940,553)	(2,125,775)	54,720,914	65,527,886

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	1,836	2,605

Net Increase (Decrease) in Net Assets	(4,010,701)	(4,597,792)	(98,427)	(862,496)	73,750,809	72,700,561
Net Assets — Beginning of Year or Period	54,634,275	59,232,067	13,715,286	14,577,782	139,814,244	67,113,683

Net Assets — End of Year or Period	$50,623,574	$54,634,275	$13,616,859	$13,715,286	$213,565,053	$139,814,244

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-130

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*		EQ/GROWTH STRATEGY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(400,590)	$(195,860)	$(9,656,047)	$(7,899,877)	$41,691,679	$29,656,045
Net realized gain (loss)	5,966,536	381,306	83,908,617	12,867,331	468,324,143	257,690,003
Net change in unrealized appreciation (depreciation) of investments	2,662,037	1,290,142	(9,532,042)	21,004,789	104,221,709	189,941,421

Net increase (decrease) in net assets resulting from operations	8,227,983	1,475,588	64,720,528	25,972,243	614,237,531	477,287,469

From Contractowners Transactions:
Payments received from contractowners	1,115,367	912,540	51,107,395	53,910,922	168,845,634	141,468,835
Transfers between Variable Investment Options including guaranteed interest account, net	8,619,693	(917,313)	(9,461,363)	1,890,174	1,379,565	(121,477,466)
Redemptions for contract benefits and terminations	(4,794,415)	(2,882,435)	(27,894,350)	(20,106,615)	(516,738,702)	(285,723,411)
Contract maintenance charges	(3,054)	(3,584)	(11,057,023)	(10,355,385)	(78,672,067)	(74,961,426)

Net increase (decrease) in net assets resulting from contractowners transactions	4,937,591	(2,890,792)	2,694,659	25,339,096	(425,185,570)	(340,693,468)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	1,731	170,026	(169,282)

Net Increase (Decrease) in Net Assets	13,165,574	(1,415,204)	67,415,187	51,313,070	189,221,987	136,424,719
Net Assets — Beginning of Year or Period	26,654,575	28,069,779	711,805,804	660,492,734	4,943,777,245	4,807,352,526

Net Assets — End of Year or Period	$39,820,149	$26,654,575	$779,220,991	$711,805,804	$5,132,999,232	$4,943,777,245

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-131

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(972,041)	$(450,836)	$94,003	$(4,174)	$1,249,075	$333,631
Net realized gain (loss)	752,862	2,406,451	1,343,230	134,323	1,133,058	(168,272)
Net change in unrealized appreciation (depreciation) of investments	(4,415,310)	1,157,523	(518,833)	233,952	2,804,504	1,357,007

Net increase (decrease) in net assets resulting from operations	(4,634,489)	3,113,138	918,400	364,101	5,186,637	1,522,366

From Contractowners Transactions:
Payments received from contractowners	3,433,091	5,608,480	174,179	211,673	5,977,028	3,024,555
Transfers between Variable Investment Options including guaranteed interest account, net	(11,562,427)	39,133,698	(265,541)	(802,660)	2,605,976	1,807,640
Redemptions for contract benefits and terminations	(18,189,375)	(13,342,249)	(957,238)	(809,761)	(4,474,339)	(3,993,380)
Contract maintenance charges	(1,577,863)	(1,636,889)	(110,210)	(126,186)	(4,397)	(5,017)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,896,574)	29,763,040	(1,158,810)	(1,526,934)	4,104,268	833,798

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	796	—	—	182	—

Net Increase (Decrease) in Net Assets	(32,531,063)	32,876,974	(240,410)	(1,162,833)	9,291,087	2,356,164
Net Assets — Beginning of Year or Period	145,837,570	112,960,596	11,494,356	12,657,189	54,590,053	52,233,889

Net Assets — End of Year or Period	$113,306,507	$145,837,570	$11,253,946	$11,494,356	$63,881,140	$54,590,053

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-132

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,258,739	$99,163	$15,008	$(2,746)	$(156,694)	$236,385
Net realized gain (loss)	5,587,700	1,265,859	174,718	12,861	4,778,550	269,353
Net change in unrealized appreciation (depreciation) of investments	599,059	2,896,251	4,748	12,616	9,877,604	(2,458,322)

Net increase (decrease) in net assets resulting from operations	7,445,498	4,261,273	194,474	22,731	14,499,460	(1,952,584)

From Contractowners Transactions:
Payments received from contractowners	221,434	243,904	10,122	3,401	1,561,709	1,733,486
Transfers between Variable Investment Options including guaranteed interest account, net	(3,513,600)	1,335,156	47,103	(26,602)	1,526,504	(1,581,814)
Redemptions for contract benefits and terminations	(9,482,161)	(7,424,104)	(344,224)	(257,624)	(5,313,737)	(3,751,469)
Contract maintenance charges	(1,381,931)	(1,447,667)	(218)	(274)	(136,271)	(131,313)

Net increase (decrease) in net assets resulting from contractowners transactions	(14,156,258)	(7,292,711)	(287,217)	(281,099)	(2,361,795)	(3,731,110)

Net Increase (Decrease) in Net Assets	(6,710,760)	(3,031,438)	(92,743)	(258,368)	12,137,665	(5,683,694)
Net Assets — Beginning of Year or Period	87,107,234	90,138,672	2,265,780	2,524,148	47,369,886	53,053,580

Net Assets — End of Year or Period	$80,396,474	$87,107,234	$2,173,037	$2,265,780	$59,507,551	$47,369,886

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-133

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*		EQ/INVESCO INTERNATIONAL GROWTH*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,443,946)	$(1,167,508)	$905,736	$549,073	$17,700	$(228,557)
Net realized gain (loss)	11,026,332	5,626,892	880,475	(1,056,056)	3,464,050	842,491
Net change in unrealized appreciation (depreciation) of investments	3,967,551	15,633,554	8,559,084	(9,693,301)	(1,463,715)	3,977,559

Net increase (decrease) in net assets resulting from operations	13,549,937	20,092,938	10,345,295	(10,200,284)	2,018,035	4,591,493

From Contractowners Transactions:
Payments received from contractowners	8,260,735	4,250,793	2,483,195	1,961,754	2,325,361	1,735,206
Transfers between Variable Investment Options including guaranteed interest account, net	(3,517,383)	(4,964,601)	(713,122)	(2,557,041)	(124,583)	(3,119,229)
Redemptions for contract benefits and terminations	(9,372,176)	(8,124,363)	(7,224,622)	(6,290,311)	(5,056,993)	(4,935,736)
Contract maintenance charges	(229,466)	(227,546)	(4,855)	(6,687)	(4,627)	(5,887)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,858,290)	(9,065,717)	(5,459,404)	(6,892,285)	(2,860,842)	(6,325,646)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	15	—	—	113	(5)

Net Increase (Decrease) in Net Assets	8,691,647	11,027,236	4,885,891	(17,092,569)	(842,694)	(1,734,158)
Net Assets — Beginning of Year or Period	101,482,953	90,455,717	55,838,452	72,931,021	46,517,227	48,251,385

Net Assets — End of Year or Period	$110,174,600	$101,482,953	$60,724,343	$55,838,452	$45,674,533	$46,517,227

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-134

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INVESCO MODERATE ALLOCATION*		EQ/INVESCO MODERATE GROWTH ALLOCATION*		EQ/JANUS ENTERPRISE*(l)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,792,656)	$(3,722,403)	$(804,564)	$(279,187)	$(1,362,864)	$(1,072,508)
Net realized gain (loss)	25,229,812	17,293,676	7,178,907	2,570,331	16,102,852	11,710,353
Net change in unrealized appreciation (depreciation) of investments	2,112,664	9,270,147	7,091	2,875,518	356,881	4,649,329

Net increase (decrease) in net assets resulting from operations	22,549,820	22,841,420	6,381,434	5,166,662	15,096,869	15,287,174

From Contractowners Transactions:
Payments received from contractowners	20,238,058	26,977,361	26,418,066	19,551,613	8,756,474	5,322,689
Transfers between Variable Investment Options including guaranteed interest account, net	(1,214,832)	4,674,400	4,896,935	7,920,030	(2,294,594)	18,597,996
Redemptions for contract benefits and terminations	(14,425,422)	(10,045,414)	(1,641,287)	(566,732)	(10,928,266)	(7,229,522)
Contract maintenance charges	(5,510,092)	(5,184,973)	(940,186)	(479,217)	(429,940)	(346,244)

Net increase (decrease) in net assets resulting from contractowners transactions	(912,288)	16,421,374	28,733,528	26,425,694	(4,896,326)	16,344,919

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	918	923	1,136	—	3,763

Net Increase (Decrease) in Net Assets	21,637,532	39,263,712	35,115,885	31,593,492	10,200,543	31,635,856
Net Assets — Beginning of Year or Period	344,796,303	305,532,591	61,499,245	29,905,753	100,925,967	69,290,111

Net Assets — End of Year or Period	$366,433,835	$344,796,303	$96,615,130	$61,499,245	$111,126,510	$100,925,967

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(l)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 05, 2020.

FSA-135

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/JPMORGAN GROWTH ALLOCATION*		EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,741,400)	$(2,558,631)	$(214,686)	$(43,721)	$(101,280)	$(67,724)
Net realized gain (loss)	35,159,805	4,458,773	12,281,461	(375,348)	1,762,483	1,212,990
Net change in unrealized appreciation (depreciation) of investments	(1,784,363)	16,056,882	(4,908,133)	3,538,215	351,232	(179,146)

Net increase (decrease) in net assets resulting from operations	29,634,042	17,957,024	7,158,642	3,119,146	2,012,435	966,120

From Contractowners Transactions:
Payments received from contractowners	64,725,203	51,686,583	14,806,952	4,011,510	1,092	6,928
Transfers between Variable Investment Options including guaranteed interest account, net	5,003,885	10,114,157	6,753,449	501,665	(1,473,341)	(393,779)
Redemptions for contract benefits and terminations	(5,478,912)	(2,881,214)	(3,099,576)	(1,909,154)	(797,784)	(787,974)
Contract maintenance charges	(3,760,971)	(2,605,349)	(157,388)	(156,803)	(176,902)	(179,195)

Net increase (decrease) in net assets resulting from contractowners transactions	60,489,205	56,314,177	18,303,437	2,447,218	(2,446,935)	(1,354,020)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2,049	2,305	513	261	—	—

Net Increase (Decrease) in Net Assets	90,125,296	74,273,506	25,462,592	5,566,625	(434,500)	(387,900)
Net Assets — Beginning of Year or Period	239,727,434	165,453,928	30,867,926	25,301,301	9,173,812	9,561,712

Net Assets — End of Year or Period	$329,852,730	$239,727,434	$56,330,518	$30,867,926	$8,739,312	$9,173,812

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-136

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,766,147)	$(1,181,514)	$(390,609)	$(326,476)	$30,465	$283,973
Net realized gain (loss)	27,006,972	17,530,472	8,443,082	5,822,259	5,815,598	143,416
Net change in unrealized appreciation (depreciation) of investments	7,137,387	19,847,898	(2,529,210)	530,490	7,151,634	(166,960)

Net increase (decrease) in net assets resulting from operations	32,378,212	36,196,856	5,523,263	6,026,273	12,997,697	260,429

From Contractowners Transactions:
Payments received from contractowners	19,537,656	9,083,031	102,195	288,761	8,094,726	3,874,257
Transfers between Variable Investment Options including guaranteed interest account, net	(584,192)	(8,325,583)	(2,020,159)	(3,136,584)	1,165,526	(200,134)
Redemptions for contract benefits and terminations	(13,677,385)	(10,273,309)	(2,791,581)	(1,950,953)	(5,829,715)	(5,339,215)
Contract maintenance charges	(12,046)	(12,277)	(407,877)	(394,976)	(4,976)	(5,374)

Net increase (decrease) in net assets resulting from contractowners transactions	5,264,033	(9,528,138)	(5,117,422)	(5,193,752)	3,425,561	(1,670,466)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	309	149	—	101	103	102

Net Increase (Decrease) in Net Assets	37,642,554	26,668,867	405,841	832,622	16,423,361	(1,409,935)
Net Assets — Beginning of Year or Period	132,342,420	105,673,553	26,191,987	25,359,365	57,986,012	59,395,947

Net Assets — End of Year or Period	$169,984,974	$132,342,420	$26,597,828	$26,191,987	$74,409,373	$57,986,012

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-137

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(135,256)	$50,510	$930,445	$248,872	$(1,520,557)	$(1,295,624)
Net realized gain (loss)	4,043,086	1,365,581	5,716,278	(818,337)	18,930,411	15,317,206
Net change in unrealized appreciation (depreciation) of investments	1,741,001	(695,482)	(3,273,286)	(3,424,179)	(1,434,588)	11,919,381

Net increase (decrease) in net assets resulting from operations	5,648,831	720,609	3,373,437	(3,993,644)	15,975,266	25,940,963

From Contractowners Transactions:
Payments received from contractowners	1,033,379	634,701	4,033,762	3,049,647	7,238,997	5,176,919
Transfers between Variable Investment Options including guaranteed interest account, net	(447,509)	974,416	(926,518)	(3,554,412)	(5,327,660)	(6,019,963)
Redemptions for contract benefits and terminations	(2,533,770)	(1,134,871)	(10,579,241)	(7,569,619)	(11,938,467)	(8,258,505)
Contract maintenance charges	(242,432)	(234,961)	(8,299)	(9,944)	(115,119)	(117,617)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,190,332)	239,285	(7,480,296)	(8,084,328)	(10,142,249)	(9,219,166)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	146

Net Increase (Decrease) in Net Assets	3,458,499	959,894	(4,106,859)	(12,077,972)	5,833,017	16,721,943
Net Assets — Beginning of Year or Period	25,132,414	24,172,520	74,726,106	86,804,078	112,188,451	95,466,508

Net Assets — End of Year or Period	$28,590,913	$25,132,414	$70,619,247	$74,726,106	$118,021,468	$112,188,451

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-138

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(904,851)	$(594,569)	$(2,551,521)	$(2,558,264)	$(1,193,724)	$(1,075,501)
Net realized gain (loss)	12,845,809	7,636,863	18,660,686	8,704,808	7,016,467	12,680,494
Net change in unrealized appreciation (depreciation) of investments	(5,507,450)	2,132,164	6,008,958	34,025,170	7,781,026	7,733,557

Net increase (decrease) in net assets resulting from operations	6,433,508	9,174,458	22,118,123	40,171,714	13,603,769	19,338,550

From Contractowners Transactions:
Payments received from contractowners	9,399,651	6,281,997	13,557,114	10,704,343	2,619,444	2,627,306
Transfers between Variable Investment Options including guaranteed interest account, net	3,971,978	(4,516,617)	(1,470,137)	(15,515,750)	(5,224,580)	(3,765,712)
Redemptions for contract benefits and terminations	(8,042,496)	(4,676,570)	(30,162,352)	(20,243,094)	(11,120,464)	(7,607,218)
Contract maintenance charges	(149,027)	(152,810)	(22,425)	(28,535)	(7,666)	(9,150)

Net increase (decrease) in net assets resulting from contractowners transactions	5,180,106	(3,064,000)	(18,097,800)	(25,083,036)	(13,733,266)	(8,754,774)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	232	—	—	—	—	—

Net Increase (Decrease) in Net Assets	11,613,846	6,110,458	4,020,323	15,088,678	(129,497)	10,583,776
Net Assets — Beginning of Year or Period	77,124,182	71,013,724	260,549,100	245,460,422	87,356,666	76,772,890

Net Assets — End of Year or Period	$88,738,028	$77,124,182	$264,569,423	$260,549,100	$87,227,169	$87,356,666

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-139

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MFS TECHNOLOGY*(m)		EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,038,734)	$(1,712,896)	$(83,870)	$531,041	$(909,153)	$(296,956)
Net realized gain (loss)	38,346,810	12,656,747	2,871,962	1,564,690	16,098,082	4,075,293
Net change in unrealized appreciation (depreciation) of investments	(9,660,706)	43,673,253	3,686,515	(679,188)	10,298,701	7,383,315

Net increase (decrease) in net assets resulting from operations	25,647,370	54,617,104	6,474,607	1,416,543	25,487,630	11,161,652

From Contractowners Transactions:
Payments received from contractowners	14,358,764	10,079,409	2,616,927	2,442,909	15,842,521	7,458,797
Transfers between Variable Investment Options including guaranteed interest account, net	(4,928,158)	120,082,553	(1,005,788)	(3,954,122)	687,415	(2,992,313)
Redemptions for contract benefits and terminations	(26,452,712)	(13,308,691)	(6,262,412)	(5,513,374)	(13,407,542)	(8,313,010)
Contract maintenance charges	(15,772)	(12,443)	(4,080)	(5,610)	(10,471)	(10,779)

Net increase (decrease) in net assets resulting from contractowners transactions	(17,037,878)	116,840,828	(4,655,353)	(7,030,197)	3,111,923	(3,857,305)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	11,440	—	—	—	149

Net Increase (Decrease) in Net Assets	8,609,492	171,469,372	1,819,254	(5,613,654)	28,599,553	7,304,496
Net Assets — Beginning of Year or Period	216,344,277	44,874,905	55,472,779	61,086,433	111,469,084	104,164,588

Net Assets — End of Year or Period	$224,953,769	$216,344,277	$57,292,033	$55,472,779	$140,068,637	$111,469,084

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(m)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 05, 2020.

FSA-140

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(158,257)	$(39,932)	$3,260,535	$1,759,082	$34,487,756	$29,719,480
Net realized gain (loss)	2,771,461	(101,721)	15,878,562	8,895,973	657,876,829	375,151,799
Net change in unrealized appreciation (depreciation) of investments	1,422,853	406,265	(4,765,062)	6,493,564	(58,184,049)	162,285,673

Net increase (decrease) in net assets resulting from operations	4,036,057	264,612	14,374,035	17,148,619	634,180,536	567,156,952

From Contractowners Transactions:
Payments received from contractowners	598,077	432,981	45,485,239	16,312,305	118,000,792	119,950,231
Transfers between Variable Investment Options including guaranteed interest account, net	(949,866)	10,280	2,661,347	168,125	10,553,533	(124,287,467)
Redemptions for contract benefits and terminations	(1,639,428)	(1,184,207)	(23,708,075)	(14,010,397)	(702,689,640)	(429,848,424)
Contract maintenance charges	(216,377)	(215,906)	(28,801)	(32,097)	(101,312,981)	(99,714,828)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,207,594)	(956,852)	24,409,710	2,437,936	(675,448,296)	(533,900,488)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	70,007	(69,608)	59,975	(59,829)

Net Increase (Decrease) in Net Assets	1,828,463	(692,240)	38,853,752	19,516,947	(41,207,785)	33,196,635
Net Assets — Beginning of Year or Period	16,653,104	17,345,344	197,266,987	177,750,040	6,360,779,280	6,327,582,645

Net Assets — End of Year or Period	$18,481,567	$16,653,104	$236,120,739	$197,266,987	$6,319,571,495	$6,360,779,280

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-141

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*(n)(j)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,250,928	$965,345	$(2,537,812)	$(2,163,097)	$(209,641)	$(92,467)
Net realized gain (loss)	7,806,206	5,158,144	366,200	2,131	9,425,383	3,029,584
Net change in unrealized appreciation (depreciation) of investments	(729,906)	2,730,832	(6,178)	1,179	(8,364,173)	4,053,523

Net increase (decrease) in net assets resulting from operations	9,327,228	8,854,321	(2,177,790)	(2,159,787)	851,569	6,990,640

From Contractowners Transactions:
Payments received from contractowners	18,865,850	4,920,261	287,277,460	102,572,348	126,297	71,259
Transfers between Variable Investment Options including guaranteed interest account, net	(102,959)	4,980,464	(245,001,723)	36,165,466	(2,463,113)	9,297,181
Redemptions for contract benefits and terminations	(8,358,824)	(7,877,739)	(58,254,239)	(66,783,281)	(1,150,489)	(425,683)
Contract maintenance charges	(10,972)	(12,518)	(340,080)	(362,573)	(222,461)	(80,506)

Net increase (decrease) in net assets resulting from contractowners transactions	10,393,095	2,010,468	(16,318,582)	71,591,960	(3,709,766)	8,862,251

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	344	157	(46,017)	68,258	—	1,493

Net Increase (Decrease) in Net Assets	19,720,667	10,864,946	(18,542,389)	69,500,431	(2,858,197)	15,854,384
Net Assets — Beginning of Year or Period	79,795,682	68,930,736	215,606,588	146,106,157	15,854,384	—

Net Assets — End of Year or Period	$99,516,349	$79,795,682	$197,064,199	$215,606,588	$12,996,187	$15,854,384

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(n)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
(j)	Units were made available on June 12, 2020.

FSA-142

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,643,758	$(404,845)	$1,023,652	$(19,088)	$835,231	$1,188,301
Net realized gain (loss)	2,052,550	684,760	2,625,228	2,771,790	2,776,268	10,178,693
Net change in unrealized appreciation (depreciation) of investments	(4,602,985)	2,376,288	(1,893,645)	1,572,130	(9,663,903)	2,075,285

Net increase (decrease) in net assets resulting from operations	1,093,323	2,656,203	1,755,235	4,324,832	(6,052,404)	13,442,279

From Contractowners Transactions:
Payments received from contractowners	5,997,463	3,744,318	1,198,233	1,344,267	23,805,386	20,097,382
Transfers between Variable Investment Options including guaranteed interest account, net	2,710,898	3,393,073	2,466,913	4,453,437	2,679,457	16,776,173
Redemptions for contract benefits and terminations	(3,599,117)	(2,752,876)	(8,237,745)	(6,404,906)	(24,179,109)	(21,051,468)
Contract maintenance charges	(2,660)	(3,426)	(4,522)	(6,375)	(13,823)	(18,664)

Net increase (decrease) in net assets resulting from contractowners transactions	5,106,584	4,381,089	(4,577,121)	(613,577)	2,291,911	15,803,423

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	191	202	—	—	252	445

Net Increase (Decrease) in Net Assets	6,200,098	7,037,494	(2,821,886)	3,711,255	(3,760,241)	29,246,147
Net Assets — Beginning of Year or Period	35,617,021	28,579,527	49,337,812	45,626,557	219,839,853	190,593,706

Net Assets — End of Year or Period	$41,817,119	$35,617,021	$46,515,926	$49,337,812	$216,079,612	$219,839,853

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-143

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(409,083)	$(220,653)	$(167,108)	$17,312	$(664,433)	$(172,597)
Net realized gain (loss)	(104,250)	(179,666)	170,614	1,198,937	13,335,072	786,469
Net change in unrealized appreciation (depreciation) of investments	(290,601)	355,925	(956,582)	(190,317)	(1,707,639)	11,637,759

Net increase (decrease) in net assets resulting from operations	(803,934)	(44,394)	(953,076)	1,025,932	10,963,000	12,251,631

From Contractowners Transactions:
Payments received from contractowners	6,418,238	3,491,128	107,896	209,251	11,289,054	4,969,281
Transfers between Variable Investment Options including guaranteed interest account, net	(3,517,066)	10,737,177	2,215,956	3,186,838	639,637	(1,953,647)
Redemptions for contract benefits and terminations	(7,398,717)	(6,665,839)	(2,275,001)	(1,702,632)	(9,570,188)	(5,460,418)
Contract maintenance charges	(23,094)	(25,486)	(561,743)	(498,170)	(6,920)	(6,840)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,520,639)	7,536,980	(512,892)	1,195,287	2,351,583	(2,451,624)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	606	—	—	52,456	(52,307)

Net Increase (Decrease) in Net Assets	(5,324,573)	7,493,192	(1,465,968)	2,221,219	13,367,039	9,747,700
Net Assets — Beginning of Year or Period	50,858,663	43,365,471	27,625,076	25,403,857	79,099,742	69,352,042

Net Assets — End of Year or Period	$45,534,090	$50,858,663	$26,159,108	$27,625,076	$92,466,781	$79,099,742

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-144

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/ULTRA CONSERVATIVE STRATEGY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,465,292)	$(4,280,556)	$(2,828,949)	$(2,375,233)	$(6,685,405)	$(8,603,769)
Net realized gain (loss)	59,579,778	32,449,077	17,081,317	8,546,641	28,073,114	85,678,991
Net change in unrealized appreciation (depreciation) of investments	(6,732,167)	70,847,978	2,190,362	35,219,206	(34,400,021)	(6,352,392)

Net increase (decrease) in net assets resulting from operations	47,382,319	99,016,499	16,442,730	41,390,614	(13,012,312)	70,722,830

From Contractowners Transactions:
Payments received from contractowners	45,215,789	28,636,598	16,533,958	9,985,630	(1,399,596)	3,049,095
Transfers between Variable Investment Options including guaranteed interest account, net	(2,113,002)	(18,665,658)	(1,074,433)	(3,752,714)	59,051,907	603,528,626
Redemptions for contract benefits and terminations	(37,366,663)	(24,324,979)	(21,427,125)	(15,936,179)	(99,130,118)	(95,184,345)
Contract maintenance charges	(435,431)	(434,129)	(15,404)	(19,401)	(28,636,155)	(30,732,886)

Net increase (decrease) in net assets resulting from contractowners transactions	5,300,693	(14,788,168)	(5,983,004)	(9,722,664)	(70,113,962)	480,660,490

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	156	—	—	(19)	29,842

Net Increase (Decrease) in Net Assets	52,683,012	84,228,487	10,459,726	31,667,950	(83,126,293)	551,413,162
Net Assets — Beginning of Year or Period	378,175,175	293,946,688	205,811,812	174,143,862	1,015,855,582	464,442,420

Net Assets — End of Year or Period	$430,858,187	$378,175,175	$216,271,538	$205,811,812	$932,729,289	$1,015,855,582

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-145

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*		FEDERATED HERMES HIGH INCOME BOND FUND II
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,028,856)	$643,810	$371,304	$254,864	$989,946	$1,182,953
Net realized gain (loss)	30,665,050	10,807,566	(3,852,440)	(5,799,667)	(226,706)	(823,292)
Net change in unrealized appreciation (depreciation) of investments	1,615,500	(10,963,882)	8,220,611	(1,857,379)	225,587	688,044

Net increase (decrease) in net assets resulting from operations	31,251,694	487,494	4,739,475	(7,402,182)	988,827	1,047,705

From Contractowners Transactions:
Payments received from contractowners	6,506,141	5,556,531	1,932,146	1,075,056	6,284,896	3,636,037
Transfers between Variable Investment Options including guaranteed interest account, net	(3,318,701)	(4,419,434)	1,748,613	894,278	3,642,497	(1,049,856)
Redemptions for contract benefits and terminations	(18,275,533)	(11,777,974)	(2,357,364)	(1,726,859)	(3,041,334)	(2,313,562)
Contract maintenance charges	(13,953)	(16,865)	(1,563)	(1,749)	(1,553)	(2,100)

Net increase (decrease) in net assets resulting from contractowners transactions	(15,102,046)	(10,657,742)	1,321,832	240,726	6,884,506	270,519

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	201	—	41	668

Net Increase (Decrease) in Net Assets	16,149,648	(10,170,248)	6,061,508	(7,161,456)	7,873,374	1,318,892
Net Assets — Beginning of Year or Period	136,583,703	146,753,951	13,520,105	20,681,561	28,546,138	27,227,246

Net Assets — End of Year or Period	$152,733,351	$136,583,703	$19,581,613	$13,520,105	$36,419,512	$28,546,138

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-146

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FEDERATED HERMES KAUFMANN FUND II		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP FREEDOM 2015 PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(387,911)	$(285,335)	$(1,998)	$(3,703)	$(5,082)	$(2,480)
Net realized gain (loss)	3,054,800	3,095,494	23,555	19,520	37,960	33,230
Net change in unrealized appreciation (depreciation) of investments	(2,345,884)	3,673,218	57,595	76,110	7,338	39,522

Net increase (decrease) in net assets resulting from operations	321,005	6,483,377	79,152	91,927	40,216	70,272

From Contractowners Transactions:
Payments received from contractowners	7,086,866	4,918,797	458	1,826	—	1,223
Transfers between Variable Investment Options including guaranteed interest account, net	287,237	(13,949)	(166)	(13,934)	(231)	156,678
Redemptions for contract benefits and terminations	(1,822,094)	(1,338,695)	(43,826)	(77,475)	(40,281)	(99,620)
Contract maintenance charges	(2,312)	(2,590)	(189)	(214)	(62)	(53)

Net increase (decrease) in net assets resulting from contractowners transactions	5,549,697	3,563,563	(43,723)	(89,797)	(40,574)	58,228

Net Increase (Decrease) in Net Assets	5,870,702	10,046,940	35,429	2,130	(358)	128,500
Net Assets — Beginning of Year or Period	31,705,029	21,658,089	666,983	664,853	716,007	587,507

Net Assets — End of Year or Period	$37,575,731	$31,705,029	$702,412	$666,983	$715,649	$716,007

The accompanying notes are an integral part of these financial statements.

FSA-147

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO		FIDELITY® VIP FREEDOM 2025 PORTFOLIO		FIDELITY® VIP FREEDOM 2030 PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,412)	$(6,108)	$(10,943)	$(5,990)	$(10,032)	$(5,912)
Net realized gain (loss)	147,687	95,418	155,612	99,174	129,837	23,747
Net change in unrealized appreciation (depreciation) of investments	(33,759)	80,794	10,292	114,928	20,054	58,031

Net increase (decrease) in net assets resulting from operations	103,516	170,104	154,961	208,112	139,859	75,866

From Contractowners Transactions:
Payments received from contractowners	12,880	234,804	62,142	7,858	69,386	3,806
Transfers between Variable Investment Options including guaranteed interest account, net	—	(5,549)	107,818	17,333	446,860	672,712
Redemptions for contract benefits and terminations	(336,916)	(300,521)	(256,109)	(113,581)	(240,142)	(614,861)
Contract maintenance charges	(46)	(55)	(96)	(122)	(40)	(70)

Net increase (decrease) in net assets resulting from contractowners transactions	(324,082)	(71,321)	(86,245)	(88,512)	276,064	61,587

Net Increase (Decrease) in Net Assets	(220,566)	98,783	68,716	119,600	415,923	137,453
Net Assets — Beginning of Year or Period	1,427,091	1,328,308	1,700,501	1,580,901	1,206,949	1,069,496

Net Assets — End of Year or Period	$1,206,525	$1,427,091	$1,769,217	$1,700,501	$1,622,872	$1,206,949

The accompanying notes are an integral part of these financial statements.

FSA-148

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FIDELITY® VIP MID CAP PORTFOLIO		FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,063,891)	$(741,785)	$2,183,113 $	2,823,354	$76,642	$54,104
Net realized gain (loss)	22,568,191	(2,121,716)	3,967,188	1,615,816	77,188	81,944
Net change in unrealized appreciation (depreciation) of investments	1,649,510	16,426,576	(2,332,080)	4,174,071	588,477	(57,863)

Net increase (decrease) in net assets resulting from operations	23,153,810	13,563,075	3,818,221	8,613,241	742,307	78,185

From Contractowners Transactions:
Payments received from contractowners	11,211,031	6,501,722	19,948,144	14,117,664	768,885	495,747
Transfers between Variable Investment Options including guaranteed interest account, net	438,873	(2,540,382)	11,393,369	913,589	258,868	218,231
Redemptions for contract benefits and terminations	(11,658,304)	(6,980,272)	(14,882,342)	(11,347,279)	(506,419)	(603,844)
Contract maintenance charges	(10,230)	(11,216)	(10,156)	(13,447)	(304)	(357)

Net increase (decrease) in net assets resulting from contractowners transactions	(18,630)	(3,030,148)	16,449,015	3,670,527	521,030	109,777

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	133	118	237	51	103

Net Increase (Decrease) in Net Assets	23,135,180	10,533,060	20,267,354	12,284,005	1,263,388	188,065
Net Assets — Beginning of Year or Period	98,176,357	87,643,297	163,619,908	151,335,903	6,298,608	6,110,543

Net Assets — End of Year or Period	$121,311,537	$98,176,357	$183,887,262	$163,619,908	$7,561,996	$6,298,608

The accompanying notes are an integral part of these financial statements.

FSA-149

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO		FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(233,749)	$113,792	$100,699	$30,860	$3,386,573	$4,266,041
Net realized gain (loss)	2,358,460	2,681,344	(670,006)	4,191,431	402,470	(1,447,403)
Net change in unrealized appreciation (depreciation) of investments	4,974,818	997,232	2,899,473	(2,112,994)	10,199,813	(4,247,994)

Net increase (decrease) in net assets resulting from operations	7,099,529	3,792,368	2,330,166	2,109,297	13,988,856	(1,429,356)

From Contractowners Transactions:
Payments received from contractowners	4,727,572	3,080,465	1,871,381	2,366,281	8,524,178	4,639,866
Transfers between Variable Investment Options including guaranteed interest account, net	352,925	(26,850)	246,889	(18,451)	(842,460)	(4,226,604)
Redemptions for contract benefits and terminations	(6,178,386)	(4,753,588)	(2,585,585)	(3,083,395)	(11,305,962)	(9,337,582)
Contract maintenance charges	(3,253)	(3,970)	(2,198)	(2,505)	(5,962)	(7,480)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,101,142)	(1,703,943)	(469,513)	(738,070)	(3,630,206)	(8,931,800)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	1,370	7	—

Net Increase (Decrease) in Net Assets	5,998,387	2,088,425	1,860,653	1,372,597	10,358,657	(10,361,156)
Net Assets — Beginning of Year or Period	65,643,446	63,555,021	22,761,859	21,389,262	94,396,503	104,757,659

Net Assets — End of Year or Period	$71,641,833	$65,643,446	$24,622,512	$22,761,859	$104,755,160	$94,396,503

The accompanying notes are an integral part of these financial statements.

FSA-150

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT		FRANKLIN MUTUAL SHARES VIP FUND		GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,686	$16,663	$161,223	$155,246	$(30,054)	$63,217
Net realized gain (loss)	34,257	(19,833)	(133,325)	(462,550)	49,733	22,864
Net change in unrealized appreciation (depreciation) of investments	348,508	(397,571)	1,770,590	(555,862)	(27,227)	(47,910)

Net increase (decrease) in net assets resulting from operations	421,451	(400,741)	1,798,488	(863,166)	(7,548)	38,171

From Contractowners Transactions:
Payments received from contractowners	209,436	380,730	350,787	552,188	61,697	156,370
Transfers between Variable Investment Options including guaranteed interest account, net	(185,170)	(22,805)	(707,776)	(85,062)	381,263	(126,677)
Redemptions for contract benefits and terminations	(571,811)	(191,304)	(1,721,452)	(1,333,023)	(287,412)	(306,073)
Contract maintenance charges	(398)	(576)	(1,072)	(1,218)	(272)	(357)

Net increase (decrease) in net assets resulting from contractowners transactions	(547,943)	166,045	(2,079,513)	(867,115)	155,276	(276,737)

Net Increase (Decrease) in Net Assets	(126,492)	(234,696)	(281,025)	(1,730,281)	147,728	(238,566)
Net Assets — Beginning of Year or Period	4,010,325	4,245,021	10,729,837	12,460,118	2,494,394	2,732,960

Net Assets — End of Year or Period	$3,883,833	$4,010,325	$10,448,812	$10,729,837	$2,642,122	$2,494,394

The accompanying notes are an integral part of these financial statements.

FSA-151

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND		HARTFORD CAPITAL APPRECIATION HLS FUND		HARTFORD DISCIPLINED EQUITY HLS FUND(o)(p)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,493)	$(57)	$(292,470)	$(156,491)	$(1,004,567)	$(159,227)
Net realized gain (loss)	12,210	24,966	2,825,056	1,507,438	3,747,793	(1,220,016)
Net change in unrealized appreciation (depreciation) of investments	12,080	4,955	254,772	2,250,387	14,817,108	10,787,802

Net increase (decrease) in net assets resulting from operations	19,797	29,864	2,787,358	3,601,334	17,560,334	9,408,559

From Contractowners Transactions:
Payments received from contractowners	5,514	531	545,113	304,176	4,094,799	1,985,149
Transfers between Variable Investment Options including guaranteed interest account, net	15,517	(82,621)	(478,074)	(667,814)	(4,822,295)	68,436,772
Redemptions for contract benefits and terminations	(23,247)	(199,206)	(2,397,987)	(1,415,558)	(6,841,864)	(1,337,784)
Contract maintenance charges	(59)	(65)	(1,691)	(2,267)	(5,553)	(1,730)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,275)	(281,361)	(2,332,639)	(1,781,463)	(7,574,913)	69,082,407

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	(102)	2,907

Net Increase (Decrease) in Net Assets	17,522	(251,497)	454,719	1,819,871	9,985,319	78,493,873

Net Assets — Beginning of Year or Period	292,446	543,943	22,231,693	20,411,822	78,493,873	—

Net Assets — End of Year or Period	$309,968	$292,446	$22,686,412	$22,231,693	$88,479,192	$78,493,873

The accompanying notes are an integral part of these financial statements.

(o)	Hartford Disciplined Equity HLS Fund replaced Hartford Growth Opportunities HLS Fund due to a merger on September 18, 2020.
(p)	Units were made available on September 18, 2020.

FSA-152

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	INVESCO V.I. AMERICAN FRANCHISE FUND		INVESCO V.I. BALANCED-RISK ALLOCATION FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(11,740)	$(9,280)	$299,302	$815,356	$311,028	$820,200
Net realized gain (loss)	145,468	124,040	428,710	444,330	1,739,523	1,450,807
Net change in unrealized appreciation (depreciation) of investments	(57,992)	129,008	370,898	(211,231)	7,622,446	(3,996,889)

Net increase (decrease) in net assets resulting from operations	75,736	243,768	1,098,910	1,048,455	9,672,997	(1,725,882)

From Contractowners Transactions:
Payments received from contractowners	37,249	3,258	2,729,156	1,106,642	1,672,490	1,609,274
Transfers between Variable Investment Options including guaranteed interest account, net	(12,268)	(13,302)	299,073	54,904	(3,009,375)	(3,069,770)
Redemptions for contract benefits and terminations	(61,373)	(37,791)	(1,240,283)	(919,314)	(7,921,089)	(5,330,196)
Contract maintenance charges	(40)	(44)	(706)	(643)	(5,290)	(6,675)

Net increase (decrease) in net assets resulting from contractowners transactions	(36,432)	(47,879)	1,787,240	241,589	(9,263,264)	(6,797,367)

Net Increase (Decrease) in Net Assets	39,304	195,889	2,886,150	1,290,044	409,733	(8,523,249)
Net Assets — Beginning of Year or Period	793,632	597,743	13,437,010	12,146,966	60,575,151	69,098,400

Net Assets — End of Year or Period	$832,936	$793,632	$16,323,160	$13,437,010	$60,984,884	$60,575,151

The accompanying notes are an integral part of these financial statements.

FSA-153

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	INVESCO V.I. EQUITY AND INCOME FUND		INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. HIGH YIELD FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$76,124	$170,207	$(119,494)	$(80,880)	$1,629,402	$1,890,203
Net realized gain (loss)	742,571	861,058	1,657,727	305,632	(10,728)	(1,533,649)
Net change in unrealized appreciation (depreciation) of investments	2,767,910	553,711	(427,117)	762,219	(366,885)	(46,209)

Net increase (decrease) in net assets resulting from operations	3,586,605	1,584,976	1,111,116	986,971	1,251,789	310,345

From Contractowners Transactions:
Payments received from contractowners	1,324,839	1,633,409	2,506,946	1,239,838	6,364,546	3,705,317
Transfers between Variable Investment Options including guaranteed interest account, net	230,468	(12,293)	291,150	199,265	2,865,510	(2,488,404)
Redemptions for contract benefits and terminations	(2,115,076)	(1,043,927)	(765,606)	(1,160,247)	(6,288,259)	(3,602,781)
Contract maintenance charges	(1,860)	(2,136)	(432)	(500)	(3,737)	(4,849)

Net increase (decrease) in net assets resulting from contractowners transactions	(561,629)	575,053	2,032,058	278,356	2,938,060	(2,390,717)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(35)	49	—	—	—	923

Net Increase (Decrease) in Net Assets	3,024,941	2,160,078	3,143,174	1,265,327	4,189,849	(2,079,449)
Net Assets — Beginning of Year or Period	21,652,174	19,492,096	9,126,209	7,860,882	45,312,770	47,392,219

Net Assets — End of Year or Period	$24,677,115	$21,652,174	$12,269,383	$9,126,209	$49,502,619	$45,312,770

The accompanying notes are an integral part of these financial statements.

FSA-154

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		JANUS HENDERSON BALANCED PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(149,294)	$(98,067)	$(430,842)	$(278,620)	$(1,232,645)	$675,106
Net realized gain (loss)	(112,779)	1,488,723	3,039,084	1,463,115	6,946,660	6,062,987
Net change in unrealized appreciation (depreciation) of investments	2,790,999	(698,436)	2,720,718	4,760,184	34,018,747	14,815,617

Net increase (decrease) in net assets resulting from operations	2,528,926	692,220	5,328,960	5,944,679	39,732,762	21,553,710

From Contractowners Transactions:
Payments received from contractowners	835,535	844,959	3,405,708	1,965,541	89,231,614	34,581,723
Transfers between Variable Investment Options including guaranteed interest account, net	(39,536)	(805,393)	512,944	(362,029)	13,303,970	13,926,668
Redemptions for contract benefits and terminations	(1,624,539)	(1,065,036)	(3,293,043)	(1,474,954)	(14,230,493)	(10,732,493)
Contract maintenance charges	(1,299)	(1,611)	(2,375)	(2,476)	(5,984)	(5,326)

Net increase (decrease) in net assets resulting from contractowners transactions	(829,839)	(1,027,081)	623,234	126,082	88,299,107	37,770,572

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	3,114	1,137

Net Increase (Decrease) in Net Assets	1,699,087	(334,861)	5,952,194	6,070,761	128,034,983	59,325,419
Net Assets — Beginning of Year or Period	12,108,054	12,442,915	28,526,346	22,455,585	208,387,367	149,061,948

Net Assets — End of Year or Period	$13,807,141	$12,108,054	$34,478,540	$28,526,346	$336,422,350	$208,387,367

The accompanying notes are an integral part of these financial statements.

FSA-155

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO		JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO		JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$388,704	$480,726	$253,149	$149,910	$(129,252)	$131,567
Net realized gain (loss)	1,547,704	154,113	4,572,488	1,760,884	1,802,504	688,626
Net change in unrealized appreciation (depreciation) of investments	(2,920,825)	2,289,638	(529,650)	(1,226,328)	771,591	3,229,156

Net increase (decrease) in net assets resulting from operations	(984,417)	2,924,477	4,295,987	684,466	2,444,843	4,049,349

From Contractowners Transactions:
Payments received from contractowners	8,179,053	7,603,117	3,276,286	2,788,788	3,386,887	1,965,151
Transfers between Variable Investment Options including guaranteed interest account, net	33,658,890	5,201,111	(574,773)	1,159,581	424,533	(74,929)
Redemptions for contract benefits and terminations	(5,020,833)	(2,597,906)	(1,944,285)	(1,485,649)	(1,062,097)	(1,423,220)
Contract maintenance charges	(1,971)	(2,157)	(1,064)	(1,058)	(694)	(884)

Net increase (decrease) in net assets resulting from contractowners transactions	36,815,139	10,204,165	756,164	2,461,662	2,748,629	466,118

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,245	802	—	145	99	50

Net Increase (Decrease) in Net Assets	35,831,967	13,129,444	5,052,151	3,146,273	5,193,571	4,515,517
Net Assets — Beginning of Year or Period	43,953,010	30,823,566	20,964,258	17,817,985	29,507,651	24,992,134

Net Assets — End of Year or Period	$79,784,977	$43,953,010	$26,016,409	$20,964,258	$34,701,222	$29,507,651

The accompanying notes are an integral part of these financial statements.

FSA-156

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO		LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$421,658	$547,260	$3,613,653 $	3,791,932	$(101,439)	$(70,407)
Net realized gain (loss)	394,278	18,996	4,414,882	(635,280)	1,931,171	723,642
Net change in unrealized appreciation (depreciation) of investments	1,182,411	362,724	(4,929,570)	5,020,172	(1,464,382)	1,008,584

Net increase (decrease) in net assets resulting from operations	1,998,347	928,980	3,098,965	8,176,824	365,350	1,661,819

From Contractowners Transactions:
Payments received from contractowners	2,834,851	3,192,662	26,057,002	14,321,019	41,197	87,723
Transfers between Variable Investment Options including guaranteed interest account, net	906,982	(151,849)	24,529,417	(6,655,328)	190,520	929,625
Redemptions for contract benefits and terminations	(1,589,577)	(2,161,256)	(15,556,658)	(11,293,560)	(828,603)	(586,832)
Contract maintenance charges	(270)	(332)	(9,319)	(11,710)	(439)	(493)

Net increase (decrease) in net assets resulting from contractowners transactions	2,151,986	879,225	35,020,442	(3,639,579)	(597,325)	430,023

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	193	—	—	—

Net Increase (Decrease) in Net Assets	4,150,333	1,808,205	38,119,600	4,537,245	(231,975)	2,091,842
Net Assets — Beginning of Year or Period	28,212,573	26,404,368	157,804,401	153,267,156	6,779,686	4,687,844

Net Assets — End of Year or Period	$32,362,906	$28,212,573	$195,924,001	$157,804,401	$6,547,711	$6,779,686

The accompanying notes are an integral part of these financial statements.

FSA-157

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MFS® RESEARCH SERIES
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(142,985)	$(126,644)	$(310,623)	$(230,703)	$(39,772)	$(22,052)
Net realized gain (loss)	1,837,410	963,524	4,893,629	3,143,356	539,256	201,836
Net change in unrealized appreciation (depreciation) of investments	1,874,284	852,862	317,267	795,199	545,167	513,163

Net increase (decrease) in net assets resulting from operations	3,568,709	1,689,742	4,900,273	3,707,852	1,044,651	692,947

From Contractowners Transactions:
Payments received from contractowners	1,533,554	1,103,902	838,636	1,346,828	541,037	517,227
Transfers between Variable Investment Options including guaranteed interest account, net	(773,276)	(719,727)	(499,293)	(1,297,376)	(175,900)	474,939
Redemptions for contract benefits and terminations	(2,096,995)	(1,711,531)	(3,925,843)	(1,521,061)	(661,849)	(345,141)
Contract maintenance charges	(1,379)	(1,523)	(1,625)	(1,900)	(304)	(288)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,338,096)	(1,328,879)	(3,588,125)	(1,473,509)	(297,016)	646,737

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	115	—	122	—	—

Net Increase (Decrease) in Net Assets	2,230,613	360,978	1,312,148	2,234,465	747,635	1,339,684
Net Assets — Beginning of Year or Period	15,706,616	15,345,638	22,037,729	19,803,264	4,551,988	3,212,304

Net Assets — End of Year or Period	$17,937,229	$15,706,616	$23,349,877	$22,037,729	$5,299,623	$4,551,988

The accompanying notes are an integral part of these financial statements.

FSA-158

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	MFS® VALUE SERIES		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,463	$77,570	$(350,418)	$(291,433)	$(13,078)	$418,344
Net realized gain (loss)	2,066,922	1,503,086	6,510,700	4,690,566	322,382	2,220,723
Net change in unrealized appreciation (depreciation) of investments	8,223,279	(403,966)	(1,919,146)	1,823,151	(3,060,093)	1,045,023

Net increase (decrease) in net assets resulting from operations	10,324,664	1,176,690	4,241,136	6,222,284	(2,750,789)	3,684,090

From Contractowners Transactions:
Payments received from contractowners	7,536,346	4,729,936	1,281,920	858,922	192,010	727,296
Transfers between Variable Investment Options including guaranteed interest account, net	215,655	1,263,549	(1,320,806)	(3,917,641)	13,911,604	(6,744,325)
Redemptions for contract benefits and terminations	(3,213,447)	(2,015,729)	(2,019,771)	(1,031,221)	(8,274,067)	(6,870,297)
Contract maintenance charges	(3,460)	(4,077)	(270,177)	(267,387)	(1,874,950)	(1,936,910)

Net increase (decrease) in net assets resulting from contractowners transactions	4,535,094	3,973,679	(2,328,834)	(4,357,327)	3,954,597	(14,824,236)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	271	150	70,003	(70,001)	—	—

Net Increase (Decrease) in Net Assets	14,860,029	5,150,519	1,982,305	1,794,956	1,203,808	(11,140,146)
Net Assets — Beginning of Year or Period	41,000,567	35,850,048	22,846,608	21,051,652	91,958,685	103,098,831

Net Assets — End of Year or Period	$55,860,596	$41,000,567	$24,828,913	$22,846,608	$93,162,493	$91,958,685

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-159

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	MULTIMANAGER TECHNOLOGY*		NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO		NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,555,038)	$(955,165)	$(48,193)	$(31,940)	$(34,242)	$(12,016)
Net realized gain (loss)	23,635,355	22,924,511	241,680	291,760	320,059	206,766
Net change in unrealized appreciation (depreciation) of investments	(645,869)	13,125,106	368,508	193,590	250,189	(1,133)

Net increase (decrease) in net assets resulting from operations	21,434,448	35,094,452	561,995	453,410	536,006	193,617

From Contractowners Transactions:
Payments received from contractowners	19,139,371	9,977,242	293,007	329,640	219,377	210,756
Transfers between Variable Investment Options including guaranteed interest account, net	(993,840)	(4,358,491)	59,677	(151,194)	204,746	(117,308)
Redemptions for contract benefits and terminations	(6,944,252)	(4,643,360)	(475,872)	(365,007)	(351,886)	(179,202)
Contract maintenance charges	(318,664)	(330,753)	(409)	(438)	(212)	(248)

Net increase (decrease) in net assets resulting from contractowners transactions	10,882,615	644,638	(123,597)	(186,999)	72,025	(86,002)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	179	290	—	109	—	—

Net Increase (Decrease) in Net Assets	32,317,242	35,739,380	438,398	266,520	608,031	107,615
Net Assets — Beginning of Year or Period	106,604,414	70,865,034	4,736,912	4,470,392	3,106,879	2,999,264

Net Assets — End of Year or Period	$138,921,656	$106,604,414	$5,175,310	$4,736,912	$3,714,910	$3,106,879

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-160

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		PIMCO EMERGING MARKETS BOND PORTFOLIO		PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$521,096	$665,459	$462,740	$491,955	$245,468	$62,867
Net realized gain (loss)	60,656	(2,370,340)	44,491	(120,754)	59,559	(122,456)
Net change in unrealized appreciation (depreciation) of investments	4,025,869	1,507,685	(1,123,767)	273,038	(690,655)	466,550

Net increase (decrease) in net assets resulting from operations	4,607,621	(197,196)	(616,536)	644,239	(385,628)	406,961

From Contractowners Transactions:
Payments received from contractowners	2,226,042	1,140,822	844,654	492,834	1,881,621	597,225
Transfers between Variable Investment Options including guaranteed interest account, net	1,793,635	(934,768)	549,634	(773,070)	1,306,077	(260,923)
Redemptions for contract benefits and terminations	(1,853,534)	(1,547,230)	(2,294,301)	(1,813,426)	(369,936)	(556,393)
Contract maintenance charges	(1,555)	(1,677)	(1,338)	(1,794)	(332)	(444)

Net increase (decrease) in net assets resulting from contractowners transactions	2,164,588	(1,342,853)	(901,351)	(2,095,456)	2,817,430	(220,535)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	285	(110)	327

Net Increase (Decrease) in Net Assets	6,772,209	(1,540,049)	(1,517,887)	(1,450,932)	2,431,692	186,753
Net Assets — Beginning of Year or Period	14,630,735	16,170,784	15,994,373	17,445,305	5,650,478	5,463,725

Net Assets — End of Year or Period	$21,402,944	$14,630,735	$14,476,486	$15,994,373	$8,082,170	$5,650,478

The accompanying notes are an integral part of these financial statements.

FSA-161

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO		PIMCO INCOME PORTFOLIO		PROFUND VP BEAR
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$44,145	$189,968	$478,209	$608,068	$(561)	$(693)
Net realized gain (loss)	429,998	50,192	62,995	(69,551)	(15,611)	(17,087)
Net change in unrealized appreciation (depreciation) of investments	(63,962)	201,458	(365,273)	513,560	(1,264)	1,100

Net increase (decrease) in net assets resulting from operations	410,181	441,618	175,931	1,052,077	(17,436)	(16,680)

From Contractowners Transactions:
Payments received from contractowners	621,912	151,694	13,711,431	8,666,931	207	696
Transfers between Variable Investment Options including guaranteed interest account, net	23,634	164,626	3,805,111	979,635	8,223	(4,827)
Redemptions for contract benefits and terminations	(110,671)	(139,004)	(1,268,825)	(1,449,190)	(392)	(4,684)
Contract maintenance charges	(80)	(105)	(693)	(488)	(35)	(41)

Net increase (decrease) in net assets resulting from contractowners transactions	534,795	177,211	16,247,024	8,196,888	8,003	(8,856)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	877	2,014	—	—

Net Increase (Decrease) in Net Assets	944,976	618,829	16,423,832	9,250,979	(9,433)	(25,536)
Net Assets — Beginning of Year or Period	3,437,103	2,818,274	22,039,194	12,788,215	40,083	65,619

Net Assets — End of Year or Period	$4,382,079	$3,437,103	$38,463,026	$22,039,194	$30,650	$40,083

The accompanying notes are an integral part of these financial statements.

FSA-162

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	PROFUND VP BIOTECHNOLOGY		PUTNAM VT DIVERSIFIED INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(661,165)	$(590,703)	$(153,498)	$1,768,352	$(27,383)	$36,500
Net realized gain (loss)	2,091,789	3,858,157	(419,751)	(847,176)	207,176	97,408
Net change in unrealized appreciation (depreciation) of investments	4,692,363	2,092,000	(1,675,792)	(1,652,838)	541,103	458,023

Net increase (decrease) in net assets resulting from operations	6,122,987	5,359,454	(2,249,041)	(731,662)	720,896	591,931

From Contractowners Transactions:
Payments received from contractowners	2,021,989	1,484,520	3,722,358	3,960,803	324,672	632,274
Transfers between Variable Investment Options including guaranteed interest account, net	(391,008)	33,443	(463,148)	(2,768,046)	(55,802)	128,735
Redemptions for contract benefits and terminations	(5,876,318)	(4,732,073)	(2,379,048)	(2,106,750)	(208,321)	(356,862)
Contract maintenance charges	(3,723)	(4,898)	(1,568)	(2,140)	(341)	(320)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,249,060)	(3,219,008)	878,594	(916,133)	60,208	403,827

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	48

Net Increase (Decrease) in Net Assets	1,873,927	2,140,446	(1,370,447)	(1,647,795)	781,104	995,806
Net Assets — Beginning of Year or Period	43,766,609	41,626,163	27,663,706	29,311,501	5,696,225	4,700,419

Net Assets — End of Year or Period	$45,640,536	$43,766,609	$26,293,259	$27,663,706	$6,477,329	$5,696,225

The accompanying notes are an integral part of these financial statements.

FSA-163

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND		PUTNAM VT RESEARCH FUND		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(23,855)	$(24,258)	$(32,831)	$(8,983)	$80,088	$151,542
Net realized gain (loss)	(31,964)	(35,483)	399,627	239,301	2,061,576	(267,569)
Net change in unrealized appreciation (depreciation) of investments	47,853	(131,236)	266,679	100,083	2,545,972	223,085

Net increase (decrease) in net assets resulting from operations	(7,966)	(190,977)	633,475	330,401	4,687,636	107,058

From Contractowners Transactions:
Payments received from contractowners	145,292	173,407	1,356,456	331,974	5,822,704	2,083,161
Transfers between Variable Investment Options including guaranteed interest account, net	262,578	(38,989)	420,827	(421,143)	1,554,616	54,642
Redemptions for contract benefits and terminations	(254,526)	(206,638)	(142,418)	(66,937)	(1,494,814)	(725,310)
Contract maintenance charges	(251)	(255)	(170)	(167)	(737)	(973)

Net increase (decrease) in net assets resulting from contractowners transactions	153,093	(72,475)	1,634,695	(156,273)	5,881,769	1,411,520

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	49	—	90	10	213	99

Net Increase (Decrease) in Net Assets	145,176	(263,452)	2,268,260	174,138	10,569,618	1,518,677
Net Assets — Beginning of Year or Period	2,040,532	2,303,984	2,089,700	1,915,562	18,133,852	16,615,175

Net Assets — End of Year or Period	$2,185,708	$2,040,532	$4,357,960	$2,089,700	$28,703,470	$18,133,852

The accompanying notes are an integral part of these financial statements.

FSA-164

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(71,818)	$310,493	$21,706	$93,537	$(1,306,305)	$7,888,709
Net realized gain (loss)	1,288,564	803,244	(28,963)	(401,630)	(4,704,610)	(4,859,937)
Net change in unrealized appreciation (depreciation) of investments	(2,232,102)	524,698	156,549	44,152	(343,568)	(10,918,244)

Net increase (decrease) in net assets resulting from operations	(1,015,356)	1,638,435	149,292	(263,941)	(6,354,483)	(7,889,472)

From Contractowners Transactions:
Payments received from contractowners	729,837	612,959	108,473	74,594	5,247,262	4,812,402
Transfers between Variable Investment Options including guaranteed interest account, net	(554,986)	(168,488)	231,357	7,643	2,577,778	(5,606,623)
Redemptions for contract benefits and terminations	(1,446,731)	(1,463,926)	(612,917)	(648,476)	(12,418,826)	(11,956,888)
Contract maintenance charges	(1,218)	(1,516)	(421)	(545)	(8,308)	(13,151)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,273,098)	(1,020,971)	(273,508)	(566,784)	(4,602,094)	(12,764,260)

Net Increase (Decrease) in Net Assets	(2,288,454)	617,464	(124,216)	(830,725)	(10,956,577)	(20,653,732)
Net Assets — Beginning of Year or Period	14,057,393	13,439,929	5,297,651	6,128,376	103,114,947	123,768,679

Net Assets — End of Year or Period	$11,768,939	$14,057,393	$5,173,435	$5,297,651	$92,158,370	$103,114,947

The accompanying notes are an integral part of these financial statements.

FSA-165

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	TEMPLETON GROWTH VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND		VANECK VIP GLOBAL RESOURCES FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,995)	$16,128	$46,821	$57,658	$(187,912)	$(86,938)
Net realized gain (loss)	(51,977)	(142,274)	551	(5,752)	454,729	(1,686,461)
Net change in unrealized appreciation (depreciation) of investments	93,022	153,378	(103,893)	23,488	2,521,005	4,019,373

Net increase (decrease) in net assets resulting from operations	38,050	27,232	(56,521)	75,394	2,787,822	2,245,974

From Contractowners Transactions:
Payments received from contractowners	9,572	4,775	65,753	71,961	369,317	285,084
Transfers between Variable Investment Options including guaranteed interest account, net	(3,924)	(65,944)	106,596	(57,293)	(1,142,465)	(37,287)
Redemptions for contract benefits and terminations	(207,905)	(157,086)	(79,003)	(43,508)	(2,118,836)	(2,034,448)
Contract maintenance charges	(107)	(151)	(47)	(61)	(1,918)	(2,049)

Net increase (decrease) in net assets resulting from contractowners transactions	(202,364)	(218,406)	93,299	(28,901)	(2,893,902)	(1,788,700)

Net Increase (Decrease) in Net Assets	(164,314)	(191,174)	36,778	46,493	(106,080)	457,274
Net Assets — Beginning of Year or Period	1,102,565	1,293,739	1,023,408	976,915	16,735,441	16,278,167

Net Assets — End of Year or Period	$938,251	$1,102,565	$1,060,186	$1,023,408	$16,629,361	$16,735,441

The accompanying notes are an integral part of these financial statements.

FSA-166

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

The change in units outstanding for the years or periods ended December 31, 2021 and 2020 were as follows:

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	172	(59)	113	106	(125)	(19)

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	218	(376)	(158)	483	(262)	221

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	746	(372)	374	864	(377)	487

1290 VT EQUITY INCOME	IA	48	(96)	(48)	40	(182)	(142)
1290 VT EQUITY INCOME	IB	74	(176)	(102)	306	(449)	(143)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	37	(122)	(85)	34	(154)	(120)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	125	(99)	26	133	(188)	(55)

1290 VT GAMCO SMALL COMPANY VALUE	IA	108	(1,036)	(928)	184	(1,086)	(902)
1290 VT GAMCO SMALL COMPANY VALUE	IB	486	(509)	(23)	617	(542)	75

1290 VT HIGH YIELD BOND	IB	576	(288)	288	470	(403)	67

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	55	(33)	22	39	(53)	(14)

1290 VT MICRO CAP	IB	602	(296)	306	92	(27)	65

1290 VT MODERATE GROWTH ALLOCATION	IB	1,730	(148)	1,582	2,133	(90)	2,043

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	65	(10)	55	48	(3)	45

1290 VT NATURAL RESOURCES	IB	1,092	(574)	518	241	(208)	33

1290 VT REAL ESTATE	IB	333	(219)	114	257	(245)	12

1290 VT SMALL CAP VALUE	IB	1,514	(801)	713	1,290	(210)	1,080

1290 VT SMARTBETA EQUITY	IB	166	(225)	(59)	1,314	(178)	1,136

1290 VT SOCIALLY RESPONSIBLE	IB	392	(65)	327	98	(274)	(176)

7TWELVETM BALANCED PORTFOLIO	CLASS 4	97	(508)	(411)	171	(1,103)	(932)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	CLASS B	1	(15)	(14)	4	(44)	(40)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	CLASS B	308	(138)	170	206	(30)	176

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	299	(181)	118	251	(237)	14

AB VPS INTERNATIONAL GROWTH PORTFOLIO	CLASS B	30	(82)	(52)	42	(123)	(81)

The accompanying notes are an integral part of these financial statements.

FSA-167

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	265	(127)	138	148	(92)	56

ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	31	(67)	(36)	97	(71)	26

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	958	(286)	672	409	(203)	206

AMERICAN CENTURY VP LARGE COMPANY VALUE	CLASS II	7	(29)	(22)	15	(15)	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	1,644	(505)	1,139	1,464	(1,092)	372

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	CLASS 4	459	(138)	321	224	(186)	38

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	243	(190)	53	162	(241)	(79)

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	CLASS 4	778	(230)	548	564	(319)	245

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	CLASS 4	437	(108)	329	230	(148)	82

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	CLASS P-2	21	(115)	(94)	178	(199)	(21)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	842	(615)	227	640	(742)	(102)

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	637	(830)	(193)	1,290	(734)	556

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	1,163	(917)	246	600	(1,356)	(756)

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	228	(255)	(27)	323	(261)	62

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLASS II	339	(466)	(127)	274	(562)	(288)

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	104	(85)	19	103	(77)	26

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLASS II	425	(373)	52	500	(398)	102

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	60	(28)	32	60	(41)	19

DELAWARE IVY VIP ASSET STRATEGY	CLASS II	78	(713)	(635)	87	(458)	(371)

DELAWARE IVY VIP GLOBAL EQUITY INCOME	CLASS II	10	(98)	(88)	14	(106)	(92)

DELAWARE IVY VIP HIGH INCOME	CLASS II	320	(783)	(463)	372	(1,173)	(801)

DELAWARE IVY VIP NATURAL RESOURCES	CLASS II	80	(148)	(68)	95	(271)	(176)

DELAWARE IVY VIP SMALL CAP GROWTH	CLASS II	72	(273)	(201)	103	(307)	(204)

The accompanying notes are an integral part of these financial statements.

FSA-168

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

DELAWARE VIP® EMERGING MARKETS SERIES	SERVICE CLASS	279	(157)	122	207	(164)	43

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	1,424	(878)	546	731	(895)	(164)

EQ/400 MANAGED VOLATILITY	IB	82	(629)	(547)	444	(768)	(324)

EQ/500 MANAGED VOLATILITY	IB	79	(1,245)	(1,166)	477	(1,366)	(889)

EQ/2000 MANAGED VOLATILITY	IB	111	(640)	(529)	514	(958)	(444)

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	7,016	(924)	6,092	7,823	(535)	7,288

EQ/AB DYNAMIC GROWTH	IB	2,944	(2,576)	368	5,054	(3,532)	1,522

EQ/AB DYNAMIC MODERATE GROWTH	IB	4,273	(19,676)	(15,403)	26,686	(53,744)	(27,058)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	2,291	(330)	1,961	616	(438)	178

EQ/AB SMALL CAP GROWTH	IA	314	(360)	(46)	201	(227)	(26)
EQ/AB SMALL CAP GROWTH	IB	508	(219)	289	487	(388)	99

EQ/AGGRESSIVE ALLOCATION	A	18	(179)	(161)	38	(137)	(99)
EQ/AGGRESSIVE ALLOCATION	B	437	(79)	358	163	(122)	41

EQ/AGGRESSIVE GROWTH STRATEGY	IB	11,768	(22,486)	(10,718)	23,764	(39,179)	(15,415)

EQ/ALL ASSET GROWTH ALLOCATION	IA	123	(223)	(100)	659	(368)	291
EQ/ALL ASSET GROWTH ALLOCATION	IB	768	(1,163)	(395)	9,059	(875)	8,184

EQ/AMERICAN CENTURY MID CAP VALUE	IB	483	(911)	(428)	1,264	(1,043)	221

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	1,503	(109)	1,394	2,404	(85)	2,319

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	IB	868	(56)	812	1,134	(70)	1,064

EQ/BALANCED STRATEGY	IB	5,479	(18,303)	(12,824)	21,559	(36,403)	(14,844)

EQ/CAPITAL GROUP RESEARCH	IA	8	(66)	(58)	17	(96)	(79)
EQ/CAPITAL GROUP RESEARCH	IB	6	(56)	(50)	220	(113)	107

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	488	(553)	(65)	359	(821)	(462)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	455	(92)	363	209	(48)	161
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	6	(24)	(18)	37	(64)	(27)

EQ/COMMON STOCK INDEX	IA	159	(174)	(15)	210	(232)	(22)
EQ/COMMON STOCK INDEX	IB	528	(225)	303	461	(213)	248

The accompanying notes are an integral part of these financial statements.

FSA-169

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CONSERVATIVE ALLOCATION	B	1,961	(810)	1,151	5,593	(505)	5,088

EQ/CONSERVATIVE GROWTH STRATEGY	IB	5,492	(11,285)	(5,793)	15,201	(20,118)	(4,917)

EQ/CONSERVATIVE STRATEGY	IB	14,806	(20,586)	(5,780)	28,998	(20,919)	8,079

EQ/CORE BOND INDEX	IB	4,795	(3,712)	1,083	7,355	(7,168)	187

EQ/CORE PLUS BOND	B	542	(76)	466	44	(52)	(8)

EQ/EMERGING MARKETS EQUITY PLUS	IB	261	(191)	70	208	(253)	(45)

EQ/EQUITY 500 INDEX	IA	9,042	(9,859)	(817)	1,533	(1,927)	(394)
EQ/EQUITY 500 INDEX	IB	2,977	(913)	2,064	2,001	(1,282)	719

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	420	(942)	(522)	293	(1,213)	(920)

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	IB	2,691	(160)	2,531	2,639	(116)	2,523

EQ/FRANKLIN GROWTH ALLOCATION	IB	1,486	(80)	1,406	2,096	(85)	2,011

EQ/FRANKLIN MODERATE ALLOCATION	IB	1,030	(584)	446	1,369	(694)	675

EQ/FRANKLIN RISING DIVIDENDS	IB	470	(668)	(198)	511	(788)	(277)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	16	(14)	2	6	(14)	(8)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	29	(94)	(65)	119	(205)	(86)

EQ/FRANKLIN STRATEGIC INCOME	IB	348	(623)	(275)	331	(802)	(471)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	10	(54)	(44)	17	(45)	(28)
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	10	(35)	(25)	58	(112)	(54)

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	4,555	(172)	4,383	6,335	(131)	6,204

EQ/GOLDMAN SACHS MID CAP VALUE	IB	369	(199)	170	98	(224)	(126)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	2,382	(2,195)	187	4,079	(1,872)	2,207

EQ/GROWTH STRATEGY	IB	5,366	(24,071)	(18,705)	22,937	(44,000)	(21,063)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,731	(4,506)	(2,775)	6,974	(4,043)	2,931

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	29	(47)	(18)	38	(68)	(30)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	24	(73)	(49)	141	(235)	(94)

EQ/INTERNATIONAL EQUITY INDEX	IA	199	(253)	(54)	218	(313)	(95)
EQ/INTERNATIONAL EQUITY INDEX	IB	591	(198)	393	509	(297)	212

The accompanying notes are an integral part of these financial statements.

FSA-170

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	144	(1,152)	(1,008)	1,013	(1,590)	(577)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	9	(32)	(23)	7	(32)	(25)

EQ/INVESCO COMSTOCK	IA	183	(221)	(38)	220	(353)	(133)
EQ/INVESCO COMSTOCK	IB	36	(88)	(52)	105	(168)	(63)

EQ/INVESCO GLOBAL	IA	90	(274)	(184)	195	(459)	(264)
EQ/INVESCO GLOBAL	IB	339	(275)	64	262	(431)	(169)

EQ/INVESCO GLOBAL REAL ASSETS	IB	268	(549)	(281)	354	(795)	(441)

EQ/INVESCO INTERNATIONAL GROWTH	IB	206	(344)	(138)	199	(624)	(425)

EQ/INVESCO MODERATE ALLOCATION	IB	1,127	(1,204)	(77)	2,416	(936)	1,480

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	2,386	(129)	2,257	2,499	(86)	2,413

EQ/JANUS ENTERPRISE	IA	102	(277)	(175)	628	(305)	323
EQ/JANUS ENTERPRISE	IB	435	(245)	190	785	(458)	327

EQ/JPMORGAN GROWTH ALLOCATION	IB	5,008	(193)	4,815	5,727	(420)	5,307

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	73	(80)	(7)	90	(109)	(19)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	1,691	(326)	1,365	623	(232)	391

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	4	(78)	(74)	61	(118)	(57)

EQ/LARGE CAP GROWTH INDEX	IA	271	(456)	(185)	287	(544)	(257)
EQ/LARGE CAP GROWTH INDEX	IB	748	(248)	500	528	(467)	61

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	9	(40)	(31)	16	(35)	(19)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	22	(91)	(69)	85	(209)	(124)

EQ/LARGE CAP VALUE INDEX	IA	262	(356)	(94)	224	(347)	(123)
EQ/LARGE CAP VALUE INDEX	IB	553	(208)	345	364	(276)	88

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	71	(68)	3	102	(55)	47
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	22	(108)	(86)	158	(211)	(53)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	540	(1,136)	(596)	560	(1,366)	(806)

EQ/LOOMIS SAYLES GROWTH	IA	70	(303)	(233)	115	(305)	(190)
EQ/LOOMIS SAYLES GROWTH	IB	207	(183)	24	279	(379)	(100)

The accompanying notes are an integral part of these financial statements.

FSA-171

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MFS INTERNATIONAL GROWTH	IA	206	(272)	(66)	232	(346)	(114)
EQ/MFS INTERNATIONAL GROWTH	IB	605	(189)	416	585	(655)	(70)

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	774	(1,286)	(512)	591	(1,786)	(1,195)

EQ/MFS MID CAP FOCUSED GROWTH	IB	59	(371)	(312)	158	(420)	(262)

EQ/MFS TECHNOLOGY	IB	788	(862)	(74)	5,012	(802)	4,210

EQ/MFS UTILITIES SERIES	IB	256	(418)	(162)	298	(651)	(353)

EQ/MID CAP INDEX	IA	419	(532)	(113)	175	(408)	(233)
EQ/MID CAP INDEX	IB	831	(386)	445	622	(429)	193

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	44	(35)	9	41	(49)	(8)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	20	(92)	(72)	109	(145)	(36)

EQ/MODERATE ALLOCATION	A	303	(855)	(552)	412	(1,034)	(622)
EQ/MODERATE ALLOCATION	B	3,339	(882)	2,457	1,602	(646)	956

EQ/MODERATE GROWTH STRATEGY	IB	4,852	(38,218)	(33,366)	26,702	(60,995)	(34,293)

EQ/MODERATE-PLUS ALLOCATION	A	26	(135)	(109)	44	(357)	(313)
EQ/MODERATE-PLUS ALLOCATION	B	1,327	(508)	819	996	(406)	590

EQ/MONEY MARKET	IA	6,439	(9,241)	(2,802)	14,566	(11,260)	3,306
EQ/MONEY MARKET	IB	27,354	(26,436)	918	16,826	(12,589)	4,237

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	194	(363)	(169)	1,209	(316)	893

EQ/PIMCO GLOBAL REAL RETURN	IB	986	(567)	419	870	(500)	370

EQ/PIMCO REAL RETURN	IB	436	(783)	(347)	822	(876)	(54)

EQ/PIMCO TOTAL RETURN	IB	3,132	(2,791)	341	4,132	(2,754)	1,378

EQ/PIMCO ULTRA SHORT BOND	IA	345	(1,242)	(897)	2,237	(1,649)	588
EQ/PIMCO ULTRA SHORT BOND	IB	918	(539)	379	827	(612)	215

EQ/QUALITY BOND PLUS	IB	460	(492)	(32)	1,059	(1,010)	49

EQ/SMALL COMPANY INDEX	IA	349	(412)	(63)	136	(320)	(184)
EQ/SMALL COMPANY INDEX	IB	605	(333)	272	525	(318)	207

The accompanying notes are an integral part of these financial statements.

FSA-172

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/T. ROWE PRICE GROWTH STOCK	IA	304	(581)	(277)	383	(912)	(529)
EQ/T. ROWE PRICE GROWTH STOCK	IB	1,349	(528)	821	1,254	(830)	424

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	752	(527)	225	595	(769)	(174)

EQ/ULTRA CONSERVATIVE STRATEGY	IB	20,094	(26,491)	(6,397)	248,447	(198,932)	49,515

EQ/VALUE EQUITY	IA	124	(676)	(552)	199	(746)	(547)
EQ/VALUE EQUITY	IB	253	(261)	(8)	359	(307)	52

EQ/WELLINGTON ENERGY	IB	1,344	(1,041)	303	1,311	(1,049)	262

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	776	(244)	532	546	(524)	22

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	390	(146)	244	411	(220)	191

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	—	(2)	(2)	—	(5)	(5)

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	1	(2)	(1)	14	(11)	3

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	1	(17)	(16)	15	(19)	(4)

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	10	(15)	(5)	3	(9)	(6)

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	29	(16)	13	41	(42)	(1)

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	719	(562)	157	560	(648)	(88)

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	2,380	(1,035)	1,345	2,022	(1,654)	368

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	93	(50)	43	98	(87)	11

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	477	(511)	(34)	530	(615)	(85)

FRANKLIN ALLOCATION VIP FUND	CLASS 2	146	(163)	(17)	238	(268)	(30)

FRANKLIN INCOME VIP FUND	CLASS 2	838	(1,027)	(189)	634	(1,260)	(626)

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT	CLASS II	36	(90)	(54)	53	(35)	18

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	56	(171)	(115)	122	(157)	(35)

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	73	(56)	17	48	(81)	(33)

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	COMMON SHARES	4	(5)	(1)	17	(45)	(28)

The accompanying notes are an integral part of these financial statements.

FSA-173

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

HARTFORD CAPITAL APPRECIATION HLS FUND	IC	68	(190)	(122)	118	(243)	(125)

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	154	(401)	(247)	3,110	(306)	2,804

INVESCO V.I. AMERICAN FRANCHISE FUND	SERIES II	3	(4)	(1)	12	(12)	—

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	265	(133)	132	162	(145)	17

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	71	(439)	(368)	173	(500)	(327)

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	109	(148)	(39)	165	(123)	42

INVESCO V.I. HEALTH CARE FUND	SERIES II	214	(89)	125	205	(185)	20

INVESCO V.I. HIGH YIELD FUND	SERIES II	765	(491)	274	1,035	(1,236)	(201)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	43	(77)	(34)	54	(114)	(60)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	258	(213)	45	233	(191)	42

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	5,571	(614)	4,957	3,298	(892)	2,406

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	3,918	(720)	3,198	1,489	(613)	876

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	SERVICE SHARES	280	(226)	54	403	(219)	184

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	CLASS 2	300	(114)	186	234	(161)	73

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	CLASS 2	317	(151)	166	412	(350)	62

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	3,678	(1,153)	2,525	1,540	(1,776)	(236)

LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	VC SHARES	35	(53)	(18)	70	(58)	12

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	108	(165)	(57)	92	(137)	(45)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	39	(119)	(80)	114	(163)	(49)

MFS® RESEARCH SERIES	SERVICE CLASS	39	(49)	(10)	83	(35)	48

MFS® VALUE SERIES	SERVICE CLASS	561	(282)	279	616	(323)	293

MULTIMANAGER AGGRESSIVE EQUITY	IB	50	(84)	(34)	101	(200)	(99)

MULTIMANAGER CORE BOND	IB	987	(720)	267	1,782	(2,848)	(1,066)

MULTIMANAGER TECHNOLOGY	IB	776	(425)	351	975	(838)	137

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	CLASS S	35	(44)	(9)	46	(65)	(19)

The accompanying notes are an integral part of these financial statements.

FSA-174

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	55	(46)	9	32	(43)	(11)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	733	(488)	245	372	(625)	(253)

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	145	(191)	(46)	100	(243)	(143)

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	304	(46)	258	86	(110)	(24)

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	54	(17)	37	36	(20)	16

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	1,644	(214)	1,430	1,078	(317)	761

PROFUND VP BEAR	COMMON SHARES	236	(235)	1	100	(106)	(6)

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	89	(184)	(95)	152	(242)	(90)

PUTNAM VT DIVERSIFIED INCOME FUND	CLASS IB	587	(502)	85	793	(896)	(103)

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	26	(22)	4	63	(29)	34

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	CLASS IB	45	(29)	16	38	(45)	(7)

PUTNAM VT RESEARCH FUND	CLASS IB	126	(49)	77	56	(66)	(10)

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	588	(222)	366	266	(154)	112

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	149	(242)	(93)	148	(247)	(99)

TEMPLETON FOREIGN VIP FUND	CLASS 2	58	(80)	(22)	58	(114)	(56)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	1,030	(1,382)	(352)	804	(1,899)	(1,095)

TEMPLETON GROWTH VIP FUND	CLASS 2	2	(14)	(12)	3	(19)	(16)

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	24	(16)	8	27	(28)	(1)

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	260	(600)	(340)	388	(699)	(311)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-175

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements

December 31, 2021

1.	Organization

Separate Account No. 70 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Product Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Century Variable Portfolios II, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Delaware VIP® Trust, Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Federated Insurance Series, Fidelity® Variable Insurance Products, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Hartford Series Trust, Inc., Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds, Putnam Variable Trust, Rydex Variable Trust, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Product Series Fund, Inc.*

•	AB VPS Balanced Wealth Strategy Portfolio
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Growth and Income Portfolio
•	AB VPS International Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Main Street Mid Cap Fund(1)
•	Invesco V.I. Small Cap Equity Fund

ALPS Variable Investment Trust

•	ALPS | Red Rocks Global Opportunity Portfolio

American Century Variable Portfolios, Inc.

•	American Century VP Large Company Value

American Century Variable Portfolios II, Inc.

•	American Century VP Inflation Protection Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation FundSM
•	American Funds Insurance Series® Global Growth FundSM
•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® Growth-Income FundSM
•	American Funds Insurance Series® International Growth and Income FundSM
•	American Funds Insurance Series® Managed Risk Asset Allocation FundSM
•	American Funds Insurance Series® New World Fund®
•	American Funds Insurance Series® The Bond Fund Of America®(2)

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Delaware VIP® Trust

•	Delaware VIP® Emerging Markets Series

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity

FSA-176

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

1.	Organization (Continued)

•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond(3)
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/AXA Investment Managers Moderate Allocation
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/First Trust Moderate Growth Allocation
•	EQ/Franklin Growth Allocation(4)
•	EQ/Franklin Moderate Allocation(5)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Franklin Strategic Income
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets(6)
•	EQ/Invesco International Growth
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond Plus
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Ultra Conservative Strategy
•	EQ/Value Equity(7)
•	EQ/Wellington Energy
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology

EQ Premier VIP Trust*

•	EQ/Aggressive Allocation
•	EQ/Conservative Allocation
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation

Federated Insurance Series

•	Federated Hermes High Income Bond Fund II
•	Federated Hermes Kaufmann Fund II

FSA-177

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

1.	Organization (Continued)

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Freedom 2015 Portfolio
•	Fidelity® VIP Freedom 2020 Portfolio
•	Fidelity® VIP Freedom 2025 Portfolio
•	Fidelity® VIP Freedom 2030 Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

First Trust Variable Insurance Trust

•	First Trust Multi Income Allocation Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Hartford Series Trust, Inc.

•	Hartford Capital Appreciation HLS Fund
•	Hartford Disciplined Equity HLS Fund

Ivy Variable Insurance Portfolios

•	Delaware Ivy VIP Asset Strategy(8)
•	Delaware Ivy VIP Global Equity Income(9)
•	Delaware Ivy VIP High Income (10)
•	Delaware Ivy VIP Natural Resources (11)
•	Delaware Ivy VIP Small Cap Growth (12)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio(13)
•	Janus Henderson U.S. Low Volatility Portfolio

JPMorgan Insurance Trust

•	JPMorgan Insurance Trust Global Allocation Portfolio
•	JPMorgan Insurance Trust Income Builder Portfolio

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Aggressive Growth Portfolio
•	ClearBridge Variable Appreciation Portfolio
•	ClearBridge Variable Dividend Strategy Portfolio
•	ClearBridge Variable Mid Cap Portfolio
•	Franklin Multi-Asset Dynamic Multi-Strategy VIT(14)

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio
•	Lord Abbett Series Fund — Growth Opportunities Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio
•	MFS® Research Series
•	MFS® Value Series

Neuberger Berman Advisers Management Trust

•	Neuberger Berman International Equity Portfolio
•	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

Northern Lights Variable Trust

•	7TwelveTM Balanced Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO Income Portfolio

ProFunds

•	ProFund VP Bear
•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Diversified Income Fund
•	Putnam VT Global Asset Allocation Fund
•	Putnam VT Multi-Asset Absolute Return Fund
•	Putnam VT Research Fund

Rydex Variable Trust

•	Guggenheim VIF Global Managed Futures Strategy Fund
•	Guggenheim VIF Multi-Hedge Strategies Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

Van Eck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Global Resources Fund (15)

FSA-178

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

1.	Organization (Concluded)

(1)	Formerly known as Invesco V.I. Mid Cap Core Equity.
(2)	Formerly known as American Funds Insurance Series® Bond FundSM.
(3)	On October 15, 2021, EQ/AB Short Duration Government Bond replaced LVIP Delaware Limited-Term Diversified Income Fund on certain product offered by Equitable Financial.
(4)	Formerly known as EQ/Legg Mason Growth Allocation.
(5)	Formerly known as EQ/Legg Mason Moderate Allocation.
(6)	Formerly known as EQ/Invesco Global Real Estate.
(7)	Formerly known as EQ/BlackRock Basic Value Equity.
(8)	Formerly known as Ivy VIP Asset Strategy.
(9)	Formerly known as Ivy VIP Global Equity Income.
(10)	Formerly known as Ivy VIP High Income.
(11)	Formerly known as Ivy VIP Natural Resources.
(12)	Formerly known as Ivy VIP Small Cap Growth.
(13)	On October 15, 2021, Janus Henderson Flexible Bond Portfolio replaced LVIP Delaware Diversified Income Fund certain product offered by Equitable Financial.
(14)	Formerly known as QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.
(15)	Formerly known as VanEck VIP Global Hard Assets Fund.

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial for the Accumulator, Investment Edge and the Retirement Cornerstone Series (collectively, the “Contracts”). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator, Investment Edge and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-179

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

FSA-180

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

3.	Fair Value Disclosures (Concluded)

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2021 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$10,986,777	$1,239,734
1290 VT DoubleLine Dynamic Allocation	4,705,847	5,832,353
1290 VT DoubleLine Opportunistic Bond	9,145,516	4,599,257
1290 VT Equity Income	2,627,608	4,602,925
1290 VT GAMCO Mergers & Acquisitions	2,538,007	3,140,773
1290 VT GAMCO Small Company Value	34,787,820	48,776,251
1290 VT High Yield Bond	8,410,452	4,034,175
1290 VT Low Volatility Global Equity	846,892	543,273
1290 VT Micro Cap	13,572,712	5,830,909
1290 VT Moderate Growth Allocation	22,142,817	2,647,860
1290 VT Multi-Alternative Strategies	842,871	121,581
1290 VT Natural Resources	4,383,002	6,462,087
1290 VT Real Estate	12,685,655	3,120,154
1290 VT Small Cap Value	25,881,820	11,680,667
1290 VT SmartBeta Equity	4,011,924	3,441,810
1290 VT Socially Responsible	8,871,296	1,743,749
7TwelveTM Balanced Portfolio	2,246,691	7,317,738
AB VPS Balanced Wealth Strategy Portfolio	118,837	359,085
AB VPS Global Thematic Growth Portfolio	7,978,036	3,244,823
AB VPS Growth and Income Portfolio	5,352,118	3,379,165
AB VPS International Growth Portfolio	1,332,295	1,624,556
AB VPS Small/Mid Cap Value Portfolio	4,360,332	2,127,623
ALPS | Red Rocks Global Opportunity Portfolio	823,806	1,246,843
American Century VP Inflation Protection Fund	11,559,057	3,518,727
American Century VP Large Company Value	228,415	796,078
American Funds Insurance Series® Asset Allocation FundSM	33,916,859	9,960,090
American Funds Insurance Series® Global Growth FundSM	11,304,505	3,421,274
American Funds Insurance Series® Global Small Capitalization FundSM	5,509,929	4,432,948
American Funds Insurance Series® Growth-Income FundSM	16,642,519	5,277,141
American Funds Insurance Series® International Growth and Income FundSM	5,949,903	1,522,200
American Funds Insurance Series® Managed Risk Asset Allocation FundSM	441,750	2,003,825
American Funds Insurance Series® New World Fund®	17,125,548	11,333,605
American Funds Insurance Series® The Bond Fund Of America®	9,756,951	10,118,318
BlackRock Global Allocation V.I. Fund	40,026,858	17,654,871
BlackRock Large Cap Focus Growth V.I. Fund	28,270,624	15,456,349
ClearBridge Variable Aggressive Growth Portfolio	22,796,593	8,323,474

FSA-181

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
ClearBridge Variable Appreciation Portfolio	$3,083,582	$1,969,937
ClearBridge Variable Dividend Strategy Portfolio	13,340,904	7,768,436
ClearBridge Variable Mid Cap Portfolio	2,073,595	595,084
Delaware Ivy VIP Asset Strategy	4,332,682	11,642,649
Delaware Ivy VIP Global Equity Income	481,863	2,374,903
Delaware Ivy VIP High Income	13,041,188	17,085,630
Delaware Ivy VIP Natural Resources	603,344	1,042,964
Delaware Ivy VIP Small Cap Growth	7,424,700	8,976,796
Delaware VIP® Emerging Markets Series	4,365,293	2,449,643
Eaton Vance VT Floating-Rate Income Fund	17,802,837	10,659,749
EQ/400 Managed Volatility	9,749,376	19,750,812
EQ/500 Managed Volatility	17,148,631	44,227,358
EQ/2000 Managed Volatility	12,883,371	20,431,727
EQ/AB Dynamic Aggressive Growth	104,718,228	15,443,579
EQ/AB Dynamic Growth	56,839,624	44,627,984
EQ/AB Dynamic Moderate Growth	164,167,723	336,545,214
EQ/AB Short Duration Government Bond	22,088,044	3,297,477
EQ/AB Small Cap Growth	47,204,147	25,091,059
EQ/Aggressive Allocation	12,454,070	6,396,601
EQ/Aggressive Growth Strategy	638,150,799	558,397,852
EQ/All Asset Growth Allocation	41,413,792	22,543,623
EQ/American Century Mid Cap Value	29,191,280	25,269,602
EQ/American Century Moderate Growth Allocation	19,386,780	2,149,300
EQ/AXA Investment Managers Moderate Allocation	10,794,815	1,026,291
EQ/Balanced Strategy	262,786,942	376,506,253
EQ/Capital Group Research	1,636,483	5,653,815
EQ/ClearBridge Large Cap Growth	15,582,665	18,935,707
EQ/ClearBridge Select Equity Managed Volatility	9,576,375	2,722,201
EQ/Common Stock Index	25,781,632	13,178,149
EQ/Conservative Allocation	24,271,278	9,344,307
EQ/Conservative Growth Strategy	177,925,722	203,310,754
EQ/Conservative Strategy	222,508,763	276,071,193
EQ/Core Bond Index	59,078,351	45,749,483
EQ/Core Plus Bond	566,484	1,012,000
EQ/Emerging Markets Equity PLUS	3,514,946	2,375,891
EQ/Equity 500 Index	431,253,992	403,156,254
EQ/Fidelity Institutional AM® Large Cap	33,149,683	34,112,804
EQ/First Trust Moderate Growth Allocation	36,858,462	2,895,317
EQ/Franklin Growth Allocation	20,698,891	1,704,499
EQ/Franklin Moderate Allocation	31,195,210	10,598,697
EQ/Franklin Rising Dividends	11,062,716	17,960,941
EQ/Franklin Small Cap Value Managed Volatility	2,901,601	2,732,219
EQ/Franklin Strategic Income	7,047,593	9,559,644
EQ/Global Equity Managed Volatility	3,151,985	2,768,978
EQ/Goldman Sachs Growth Allocation	74,634,773	4,389,754
EQ/Goldman Sachs Mid Cap Value	15,074,200	6,626,876
EQ/Goldman Sachs Moderate Growth Allocation	109,415,090	38,148,256
EQ/Growth Strategy	516,190,905	615,652,595
EQ/Intermediate Government Bond	19,638,367	47,700,126
EQ/International Core Managed Volatility	2,041,039	2,173,039
EQ/International Equity Index	12,221,139	6,867,615
EQ/International Managed Volatility	7,684,048	17,405,399
EQ/International Value Managed Volatility	291,604	445,223
EQ/Invesco Comstock	9,267,518	9,439,409

FSA-182

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Invesco Global	$13,474,943	$16,018,929
EQ/Invesco Global Real Assets	5,839,512	9,830,557
EQ/Invesco International Growth	5,480,022	6,679,368
EQ/Invesco Moderate Allocation	35,386,152	19,613,570
EQ/Invesco Moderate Growth Allocation	37,440,378	2,662,737
EQ/Janus Enterprise	22,634,809	17,578,865
EQ/JPMorgan Growth Allocation	96,966,953	6,173,468
EQ/JPMorgan Value Opportunities	37,760,755	9,368,374
EQ/Large Cap Core Managed Volatility	1,351,609	2,727,725
EQ/Large Cap Growth Index	48,371,312	31,397,106
EQ/Large Cap Growth Managed Volatility	7,738,877	7,042,872
EQ/Large Cap Value Index	21,485,489	14,328,143
EQ/Large Cap Value Managed Volatility	5,715,527	5,117,920
EQ/Lazard Emerging Markets Equity	11,950,684	14,750,109
EQ/Loomis Sayles Growth	19,949,181	20,322,359
EQ/MFS International Growth	25,240,825	10,324,962
EQ/MFS International Intrinsic Value	22,384,123	35,854,469
EQ/MFS Mid Cap Focused Growth	3,852,816	17,430,303
EQ/MFS Technology	42,350,914	42,503,491
EQ/MFS Utilities Series	5,983,790	9,685,059
EQ/Mid Cap Index	41,221,024	27,898,164
EQ/Mid Cap Value Managed Volatility	4,222,197	4,439,649
EQ/Moderate Allocation	71,438,514	30,189,316
EQ/Moderate Growth Strategy	630,868,091	863,120,134
EQ/Moderate-Plus Allocation	31,542,782	11,886,861
EQ/Money Market	321,326,587	339,877,959
EQ/Morgan Stanley Small Cap Growth	10,337,717	7,814,657
EQ/PIMCO Global Real Return	17,635,110	7,378,708
EQ/PIMCO Real Return	8,874,436	10,991,510
EQ/PIMCO Total Return	41,698,004	37,892,595
EQ/PIMCO Ultra Short Bond	12,617,360	17,547,083
EQ/Quality Bond Plus	6,543,745	7,042,402
EQ/Small Company Index	33,262,516	22,225,565
EQ/T. Rowe Price Growth Stock	86,467,964	50,241,042
EQ/T. Rowe Price Health Sciences	26,665,376	27,675,767
EQ/Ultra Conservative Strategy	249,177,788	297,549,668
EQ/Value Equity	34,490,579	24,196,208
EQ/Wellington Energy	6,766,769	5,073,432
Federated Hermes High Income Bond Fund II	11,403,242	3,528,789
Federated Hermes Kaufmann Fund II	11,517,672	3,939,141
Fidelity® VIP Asset Manager: Growth Portfolio	18,959	54,769
Fidelity® VIP Freedom 2015 Portfolio	36,271	51,737
Fidelity® VIP Freedom 2020 Portfolio	97,089	357,502
Fidelity® VIP Freedom 2025 Portfolio	283,789	316,698
Fidelity® VIP Freedom 2030 Portfolio	692,953	366,932
Fidelity® VIP Mid Cap Portfolio	33,644,883	15,852,419
Fidelity® VIP Strategic Income Portfolio	38,210,874	16,725,364
First Trust Multi Income Allocation Portfolio	1,320,735	723,012
First Trust/Dow Jones Dividend & Income Allocation Portfolio	8,961,208	9,762,765
Franklin Allocation VIP Fund	2,921,990	3,290,804
Franklin Income VIP Fund	16,822,009	17,065,635
Franklin Multi-Asset Dynamic Multi-Strategy VIT	459,715	968,972
Franklin Mutual Shares VIP Fund	1,138,917	3,057,205
Guggenheim VIF Global Managed Futures Strategy Fund	678,783	520,084

FSA-183

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
Guggenheim VIF Multi-Hedge Strategies Fund	$48,135	$47,187
Hartford Capital Appreciation HLS Fund	3,309,708	3,886,875
Hartford Disciplined Equity HLS Fund	8,350,719	13,395,307
Invesco V.I. American Franchise Fund	252,806	199,089
Invesco V.I. Balanced-Risk Allocation Fund	4,537,477	1,945,094
Invesco V.I. Diversified Dividend Fund	3,127,068	11,842,705
Invesco V.I. Equity and Income Fund	2,289,472	2,542,379
Invesco V.I. Health Care Fund	4,814,317	1,606,251
Invesco V.I. High Yield Fund	11,718,359	7,150,898
Invesco V.I. Main Street Mid Cap Fund	1,032,646	2,011,777
Invesco V.I. Small Cap Equity Fund	7,948,869	5,829,340
Janus Henderson Balanced Portfolio	103,377,692	14,335,052
Janus Henderson Flexible Bond Portfolio	47,297,308	8,987,513
Janus Henderson U.S. Low Volatility Portfolio	9,538,493	4,273,106
JPMorgan Insurance Trust Global Allocation Portfolio	5,980,055	2,069,849
JPMorgan Insurance Trust Income Builder Portfolio	5,025,180	2,349,912
Lord Abbett Series Fund — Bond Debenture Portfolio	61,579,221	19,803,011
Lord Abbett Series Fund — Growth Opportunities Portfolio	2,475,541	1,691,168
MFS® Investors Trust Series	3,307,612	4,265,899
MFS® Massachusetts Investors Growth Stock Portfolio	4,579,147	5,534,047
MFS® Research Series	1,074,603	1,114,739
MFS® Value Series	11,352,041	5,625,876
Multimanager Aggressive Equity	7,117,294	5,425,888
Multimanager Core Bond	16,116,396	12,034,619
Multimanager Technology	45,470,116	18,976,030
Neuberger Berman International Equity Portfolio	576,724	674,342
Neuberger Berman U.S. Equity Index Putwrite Strategy Portfolio	857,572	592,962
PIMCO CommodityRealreturn® Strategy Portfolio	6,838,641	4,152,956
PIMCO Emerging Markets Bond Portfolio	2,538,178	2,976,789
PIMCO Global Bond Opportunities Portfolio (Unhedged)	3,742,221	578,346
PIMCO Global Managed Asset Allocation Portfolio	1,303,862	303,011
PIMCO Income Portfolio	19,496,496	2,770,431
ProFund VP Bear	299,440	291,471
ProFund VP Biotechnology	4,060,573	8,687,400
Putnam VT Diversified Income Fund	6,416,257	5,691,161
Putnam VT Global Asset Allocation Fund	591,798	404,159
Putnam VT Multi-Asset Absolute Return Fund	408,520	279,233
Putnam VT Research Fund	2,899,258	1,097,122
T. Rowe Price Equity Income Portfolio	11,958,106	3,971,789
Templeton Developing Markets VIP Fund	2,759,260	3,803,544
Templeton Foreign VIP Fund	825,692	1,077,493
Templeton Global Bond VIP Fund	9,849,216	15,757,615
Templeton Growth VIP Fund	49,226	254,585
VanEck VIP Emerging Markets Bond Fund	318,308	178,188
VanEck VIP Global Resources Fund	2,242,118	5,323,932

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under

FSA-184

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

5.	Expenses and Related Party Transactions (Continued)

the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub- advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.04% to a high of 1.50% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/ AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/ Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/ Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

FSA-185

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

5.	Expenses and Related Party Transactions (Concluded)

Equitable Financial serves as the transfer agent for EQAT and VIP.

6.	Reorganizations

In June 2021, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 18, 2021	1290 VT Energy	1290 VT Natural Resources

Shares Class	Class IB	Class IB
Shares	1,188,430	1,259,189
Net Asset Value	$5.41	$7.46
Net Assets Before Merger	$6,434,610	$2,962,490
Net Assets After Merger	$—	$9,397,100
Realized Gain	$882,146

Shares Class	Class K	Class K
Shares	115,561	83,729
Net Asset Value	$5.41	$7.47
Net Assets Before Merger	$625,596	$—
Net Assets After Merger	$—	$625,596
Realized Loss	$(369,171)

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Franklin Balanced Managed Volatility	EQ/Balanced Strategy

Shares Class	Class IA
Shares	402,558
Net Asset Value	$8.57
Net Assets Before Merger	$3,449,858
Net Assets After Merger	$—
Realized Loss	$(671,652)

Shares Class	Class IB
Shares	697,135
Net Asset Value	$8.57
Net Assets Before Merger	$5,975,007
Net Assets After Merger	$—
Realized Loss	$(1,143,474)
Shares Class		Class IB
Shares		20,829,378
Net Asset Value		$17.94
Net Assets Before Merger		$364,191,515
Net Assets After Merger		$373,616,380

FSA-186

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Global Bond PLUS	EQ/Core Plus Bond

Shares Class	Class IA
Shares	355,422
Net Asset Value	$9.20
Net Assets Before Merger	$3,269,947
Net Assets After Merger	$—
Unrealized Loss	$(19,081)

Shares Class	Class IB
Shares	326,724
Net Asset Value	$9.18
Net Assets Before Merger	$2,998,972
Net Assets After Merger	$—
Unrealized Loss	$(44,751)

Shares Class		Class B
Shares		1,853,472
Net Asset Value		$4.21
Net Assets Before Merger		$1,540,665
Net Assets After Merger		$7,809,584

In June 2020, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios of EQAT and VIP (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios of EQAT and VIP (each a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

Shares Class	Class IA
Shares	642,756
Net Asset Value	$6.98
Net Assets Before Merger	$4,484,801
Net Assets After Merger	$—
Unrealized Loss	$(1,386,379)

Shares Class	Class IB
Shares	542,436
Net Asset Value	$6.98
Net Assets Before Merger	$3,783,735
Net Assets After Merger	$—
Unrealized Loss	$(879,430)

Shares Class		Class IB
Shares		3,821,377
Net Asset Value		$15.82
Net Assets Before Merger		$52,187,922
Net Assets After Merger		$60,456,458

FSA-187

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

June 5, 2020	CharterSM Aggressive Growth	EQ/All Asset Growth Allocation

	CharterSM Growth

	CharterSM Moderate

	CharterSM Moderate Growth

	CharterSM Aggressive Growth

Shares Class	Class B
Shares	1,488,888
Net Asset Value	$9.77
Net Assets Before Merger	$14,542,181
Net Assets After Merger	$—
Realized Loss	$(754,654)

	CharterSM Growth

Shares Class	Class B
Shares	2,275,637
Net Asset Value	$9.78
Net Assets Before Merger	$22,260,869
Net Assets After Merger	$—
Realized Loss	$(1,357,264)

	CharterSM Moderate

Shares Class	Class B
Shares	3,448,788
Net Asset Value	$10.13
Net Assets Before Merger	$34,934,016
Net Assets After Merger	$—
Realized Loss	$(832,969)

CharterSM Moderate Growth

Shares Class	Class B

Shares	3,372,269
Net Asset Value	$10.08
Net Assets Before Merger	$33,999,564
Net Assets After Merger	$—
Realized Loss	$(1,149,415)

Shares Class	Class IA
Shares	1,367,756
Net Asset Value	$20.27
Net Assets Before Merger	$21,097,022
Net Assets After Merger	$27,720,145

Shares Class	Class IB
Shares	5,448,611
Net Asset Value	$20.33
Net Assets Before Merger	$11,632,941
Net Assets After Merger	$110,746,448

FSA-188

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/UBS Growth & Income	EQ/Capital Group Research

Shares Class	Class IB	Class IB
Shares	626,511	368,318
Net Asset Value	$8.83	$27.19
Net Assets Before Merger	$5,531,357	$4,481,917
Net Assets After Merger	$—	$10,013,274
Unrealized Loss	$(24,779)

	Removed Portfolio	Surviving Portfolio

June 5, 2020	Multimanager Mid Cap Growth	EQ/Janus Enterprise

Shares Class	Class IB
Shares	2,259,095
Net Asset Value	$10.06
Net Assets Before Merger	$22,722,896
Net Assets After Merger	$—
Unrealized Gain	$1,706,472

Shares Class	Class IA
Shares	1,919,101
Net Asset Value	$20.79
Net Assets Before Merger	$29,032,281
Net Assets After Merger	$39,889,826

Shares Class			Class IB
Shares			1,047,171
Net Asset Value			$20.46
Net Assets Before Merger			$9,555,002
Net Assets After Merger			$21,420,353

		Removed Portfolio	Surviving Portfolio

June 5, 2020		EQ/MFS Technology II	EQ/MFS Technology

Shares Class		Class IB	Class IB
Shares		3,331,584	6,874,140
Net Asset Value		$36.54	$25.41
Net Assets Before Merger		$121,725,150	$52,961,132
Net Assets After Merger Unrealized Gain	$ $	— 18,771,963	$174,686,282

		Removed Portfolio	Surviving Portfolio

June 12, 2020		CharterSM Small Cap Value	1290 VT Small Cap Value

Shares Class		Class B	Class IB
Shares		678,846	1,361,243
Net Asset Value		$13.46	$8.05
Net Assets Before Merger		$9,137,676	$1,820,548
Net Assets After Merger		$—	$10,958,224
Unrealized Loss		$(1,723,533)

FSA-189

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

Shares Class	Class IA
Shares	223,266
Net Asset Value	$8.91
Net Assets Before Merger	$1,990,217
Net Assets After Merger	$—
Realized Loss	$(475,052)

Shares Class	Class IB
Shares	1,084,558
Net Asset Value	$8.92
Net Assets Before Merger	$9,669,536
Net Assets After Merger	$—
Realized Loss	$(2,324,579)

Shares Class	Class IB
Shares	1,119,416
Net Asset Value	$13.42
Net Assets Before Merger	$3,362,431
Net Assets After Merger	$15,022,184

	Removed Portfolio	Surviving Portfolio

June 12, 2020	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

Shares Class	Class IB	Class IB
Shares	658,766	4,340,295
Net Asset Value	$11.82	$19.27
Net Assets Before Merger	$7,787,825	$75,864,202
Net Assets After Merger	$—	$83,652,027
Unrealized Loss	$(1,616,152)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Conservative	EQ/Conservative Allocation

Shares Class	Class B	Class B
Shares	4,664,634	4,860,250
Net Asset Value	$9.95	$9.55
Net Assets Before Merger	$46,435,760	$—
Net Assets After Merger	$—	$46,435,760
Realized Loss	$(1,064,362)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

Shares Class	Class B	Class IB
Shares	755,408	882,924
Net Asset Value	$13.55	$11.59
Net Assets Before Merger	$10,236,814	$—
Net Assets After Merger	$—	$10,236,814
Unrealized Loss	$(231,721)

FSA-190

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

6.	Reorganizations (Concluded)

In September 2020, pursuant to the Agreement and Plan of Reorganization, Hartford Disciplined Equity HLS Fund (“Surviving Portfolio”) acquired the net assets of Hartford Growth Opportunities HLS Fund (“Removed Portfolio”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolio was replaced with the Variable Investment Option that invests in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

September 18, 2020	Hartford Growth Opportunities HLS Fund	Hartford Disciplined Equity HLS Fund

Shares Class	Class IC	Class IC
Shares	2,550,987	4,834,983
Net Asset Value	$29.07	$15.34
Net Assets Before Merger	$74,163,314	$—
Net Assets After Merger	$—	$74,163,314
Unrealized Loss	$(12,937,361)

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Accumulator 11.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 11.0 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Accumulator 11.0 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Accumulator 11.0 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Accumulator 13.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 13.0 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Accumulator 13.0 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Investment Edge(1)	0.70%	0.30%	0.20%	1.20%	1.20%
Investment Edge ADV(1)	0.20%	0.10%	0.00%	0.30%	0.30%
Investment Edge Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Investment Edge 15(1)	0.70%	0.30%	0.10%	1.10%	1.10%
Investment Edge 15 — ADV(1)	0.10%	0.20%	0.00%	0.30%	0.30%
Investment Edge 15 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Investment Edge 21(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — ADV(1)	0.15%	0.10%	0.00%	0.25%	0.25%
Investment Edge 21 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Retirement Cornerstone Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 11 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 11 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 11 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 12 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 12 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%

FSA-191

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Retirement Cornerstone 12 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 12 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 12 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 13 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 13 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 13 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 15 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series E	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 15 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 17 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 17 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10. Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Charge for each additional transfer in excess of 12 transfers per contract year Special service charges	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

FSA-192

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note – This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit		Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.15%. Maximum charge 2.30%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death Benefit	Annually on each contract date anniversary	0.35% of the Annual ratchet to age 80 benefit base.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract anniversary	Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Greater of Death Benefit	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.05% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.10% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.20% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 1.05% or 1.15% Maximum Charge 2.00% or 2.30%	Unit liquidation from account value

Greater of GMDB	Annually on each contract anniversary	GMBD election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMDB I	Annually on each contract anniversary	GMBD I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMDB II	Annually on each contract anniversary	GMBD II election: 1.25% (max 2.60%)	Unit liquidation from account value

FSA-193

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Greater of GMIB	Annually on each contract anniversary	GMIB election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMIB I	Annually on each contract anniversary	GMIB I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMIB II	Annually on each contract anniversary	GMIB II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of Income Benefit	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	No Charge

Highest Anniversary Value Death Benefit Charge	Annually on each contract anniversary	0.25% — Current Charge (Max. 0.25%)	Unit liquidation from account value

	Annually on each contract anniversary	0.35% — Current Charge (Max. 0.35%)	Unit liquidation from account value

Annual Ratchet Death Benefit Charge	Annually on each contract anniversary	0.25% — Current Charge (Max. 0.25%)	Unit liquidation from account value

Earnings Enhancement Benefit	Annually on each contract date anniversary for which the benefit is in effect.	0.35%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life	Annually on each contract date anniversary for which the benefit is in effect.	GMIB I Conversion: Current charge 1.10%. Maximum charge can be increased to 1.40%, if the GMIB is reset or if the GWBL benefit ratchets after conversion.	Unit liquidation from account value

GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Protected Premium Death Benefit	Annually on each contract anniversary	Depending on the contract and age Current Charge: Ranges from low of 0.60% to age 65 to 20.00% over age 95 Maximum Charge: Ranges from low of 1.20% to age 65 and 40.00% over age 95.	Unit liquidation from account value

Return of Premium Death Benefit Option	Annually on each contract anniversary	Maximum Charge: 0.50% Current charge 0.30%	Unit liquidation from account value

RMD Wealth Guard Death Benefit	Annually on each contract anniversary	Maximum Charge: 1.80% Current charge 0.90%	Unit liquidation from account value

	Annually on each contract anniversary	Maximum Charge: 1.20 (for issue ages 20-64). 2.00% (for issue ages 65-68). Current charge 0.60 )for issue ages 20-64) and 1.00% (for issue ages 65-68).	Unit liquidation from account value

FSA-194

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2021	Lowest contract charge 0.30% Class IB	$21.59	—	—	—	0.70%
	Highest contract charge 1.25% Class IB	$19.97	—	—	—	(0.25)%
	All contract charges	—	344	$6,441	12.91%
2020	Lowest contract charge 0.30% Class IB	$21.44	—	—	—	38.59%
	Highest contract charge 1.25% Class IB	$20.02	—	—	—	37.31%
	All contract charges	—	231	$4,370	1.48%
2019	Lowest contract charge 1.10% Class IB	$13.01	—	—	—	22.50%
	Highest contract charge 1.25% Class IB	$14.58	—	—	—	22.42%
	All contract charges	—	250	$3,477	4.12%
2018	Lowest contract charge 1.10% Class IB	$10.62	—	—	—	(5.26)%
	Highest contract charge 1.25% Class IB	$11.91	—	—	—	(5.48)%
	All contract charges	—	258	$2,934	2.52%
2017	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	13.00%
	Highest contract charge 1.25% Class IB	$12.60	—	—	—	12.90%
	All contract charges	—	141	$1,723	3.23%

1290 VT DoubleLine Dynamic Allocation
2021	Lowest contract charge 1.00% Class IB(s)	$13.67	—	—	—	7.38%
	Highest contract charge 1.70% Class IB	$15.33	—	—	—	8.19%
	All contract charges	—	1,472	$22,161	0.56%
2020	Lowest contract charge 1.10% Class IB	$12.54	—	—	—	11.86%
	Highest contract charge 1.70% Class IB	$14.17	—	—	—	11.22%
	All contract charges	—	1,630	$22,813	1.10%
2019	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	16.77%
	Highest contract charge 1.70% Class IB	$12.74	—	—	—	16.13%
	All contract charges	—	1,409	$18,146	2.10%
2018	Lowest contract charge 1.30% Class IB	$11.24	—	—	—	(5.39)%
	Highest contract charge 1.70% Class IB	$10.97	—	—	—	(5.76)%
	All contract charges	—	1,364	$15,267	1.64%
2017	Lowest contract charge 1.30% Class IB	$11.88	—	—	—	8.20%
	Highest contract charge 1.70% Class IB	$11.64	—	—	—	7.68%
	All contract charges	—	1,428	$16,907	0.57%

1290 VT DoubleLine Opportunistic Bond
2021	Lowest contract charge 0.30% Class IB	$11.72	—	—	—	(0.68)%
	Highest contract charge 1.70% Class IB	$10.63	—	—	—	(2.21)%
	All contract charges	—	3,656	$40,321	2.06%
2020	Lowest contract charge 0.30% Class IB	$11.80	—	—	—	3.96%
	Highest contract charge 1.70% Class IB	$10.87	—	—	—	2.55%
	All contract charges	—	3,282	$36,773	2.33%
2019	Lowest contract charge 0.30% Class IB	$11.35	—	—	—	7.79%
	Highest contract charge 1.70% Class IB	$10.60	—	—	—	6.32%
	All contract charges	—	2,795	$30,372	3.15%

FSA-195

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT DoubleLine Opportunistic Bond (Continued)
2018	Lowest contract charge 1.10% Class IB	$10.24	—	—	—	(2.01)%
	Highest contract charge 1.70% Class IB	$9.97	—	—	—	(2.64)%
	All contract charges	—	2,368	$24,048	3.18%
2017	Lowest contract charge 1.10% Class IB	$10.45	—	—	—	2.75%
	Highest contract charge 1.70% Class IB	$10.24	—	—	—	2.20%
	All contract charges	—	2,018	$20,921	2.10%

1290 VT Equity Income
2021	Lowest contract charge 1.30% Class IA	$28.84	—	—	—	24.74%
	Highest contract charge 1.70% Class IA	$27.45	—	—	—	24.21%
	All contract charges	—	667	$18,990	1.49%
2020	Lowest contract charge 1.30% Class IA	$23.12	—	—	—	(5.79)%
	Highest contract charge 1.70% Class IA	$22.10	—	—	—	(6.16)%
	All contract charges	—	715	$16,315	1.90%
2019	Lowest contract charge 1.30% Class IA	$24.54	—	—	—	22.64%
	Highest contract charge 1.70% Class IA	$23.55	—	—	—	22.15%
	All contract charges	—	857	$20,796	2.24%
2018	Lowest contract charge 1.30% Class IA	$20.01	—	—	—	(12.85)%
	Highest contract charge 1.70% Class IA	$19.28	—	—	—	(13.23)%
	All contract charges	—	944	$18,720	1.95%
2017	Lowest contract charge 1.30% Class IA	$22.96	—	—	—	14.34%
	Highest contract charge 1.70% Class IA	$22.22	—	—	—	13.89%
	All contract charges	—	1,046	$23,794	1.72%

1290 VT Equity Income
2021	Lowest contract charge 0.30% Class IB	$18.97	—	—	—	26.05%
	Highest contract charge 1.70% Class IB	$13.19	—	—	—	24.20%
	All contract charges	—	625	$7,170	1.49%
2020	Lowest contract charge 1.10% Class IB	$12.56	—	—	—	(5.63)%
	Highest contract charge 1.70% Class IB	$10.62	—	—	—	(6.10)%
	All contract charges	—	727	$6,452	1.90%
2019	Lowest contract charge 1.10% Class IB	$13.31	—	—	—	22.90%
	Highest contract charge 1.70% Class IB	$11.31	—	—	—	22.01%
	All contract charges	—	870	$8,173	2.24%
2018	Lowest contract charge 1.10% Class IB	$10.83	—	—	—	(12.66)%
	Highest contract charge 1.70% Class IB	$9.27	—	—	—	(13.20)%
	All contract charges	—	994	$7,411	1.95%
2017	Lowest contract charge 1.10% Class IB	$12.40	—	—	—	14.50%
	Highest contract charge 1.70% Class IB	$10.68	—	—	—	13.98%
	All contract charges	—	1,237	$10,341	1.72%

1290 VT GAMCO Mergers & Acquisitions
2021	Lowest contract charge 1.30% Class IA	$15.38	—	—	—	9.94%
	Highest contract charge 1.70% Class IA	$14.64	—	—	—	9.50%
	All contract charges	—	560	$8,475	0.65%
2020	Lowest contract charge 1.30% Class IA	$13.99	—	—	—	(2.58)%
	Highest contract charge 1.70% Class IA	$13.37	—	—	—	(2.98)%
	All contract charges	—	645	$8,877	0.17%
2019	Lowest contract charge 1.30% Class IA	$14.36	—	—	—	7.24%
	Highest contract charge 1.70% Class IA	$13.78	—	—	—	6.82%
	All contract charges	—	765	$10,822	4.08%
2018	Lowest contract charge 1.30% Class IA	$13.39	—	—	—	(6.17)%
	Highest contract charge 1.70% Class IA	$12.90	—	—	—	(6.59)%
	All contract charges	—	840	$11,107	1.48%
2017	Lowest contract charge 1.30% Class IA	$14.27	—	—	—	4.85%
	Highest contract charge 1.70% Class IA	$13.81	—	—	—	4.38%
	All contract charges	—	888	$12,517	0.17%

FSA-196

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2021	Lowest contract charge 0.30% Class IB	$13.38	—	—	—	11.13%
	Highest contract charge 1.25% Class IB	$12.37	—	—	—	10.05%
	All contract charges	—	611	$7,410	0.65%
2020	Lowest contract charge 0.30% Class IB	$12.04	—	—	—	(1.63)%
	Highest contract charge 1.25% Class IB	$11.24	—	—	—	(2.60)%
	All contract charges	—	585	$6,448	0.17%
2019	Lowest contract charge 0.30% Class IB	$12.24	—	—	—	8.32%
	Highest contract charge 1.25% Class IB	$11.54	—	—	—	7.25%
	All contract charges	—	640	$7,261	4.08%
2018	Lowest contract charge 0.30% Class IB	$11.30	—	—	—	(5.20)%
	Highest contract charge 1.25% Class IB	$10.76	—	—	—	(6.03)%
	All contract charges	—	586	$6,207	1.48%
2017	Lowest contract charge 0.30% Class IB	$11.92	—	—	—	5.86%
	Highest contract charge 1.25% Class IB	$11.45	—	—	—	4.85%
	All contract charges	—	495	$5,588	0.17%

1290 VT GAMCO Small Company Value
2021	Lowest contract charge 1.30% Class IA	$37.88	—	—	—	23.51%
	Highest contract charge 1.70% Class IA	$36.06	—	—	—	22.99%
	All contract charges	—	6,202	$232,166	0.62%
2020	Lowest contract charge 1.30% Class IA	$30.67	—	—	—	8.07%
	Highest contract charge 1.70% Class IA	$29.32	—	—	—	7.68%
	All contract charges	—	7,130	$216,321	0.73%
2019	Lowest contract charge 1.30% Class IA	$28.38	—	—	—	21.75%
	Highest contract charge 1.70% Class IA	$27.23	—	—	—	21.24%
	All contract charges	—	8,032	$225,658	0.59%
2018	Lowest contract charge 0.65% Class IA	$18.82	—	—	—	(16.13)%
	Highest contract charge 1.70% Class IA	$22.46	—	—	—	(17.03)%
	All contract charges	—	8,696	$200,837	0.56%
2017	Lowest contract charge 0.65% Class IA	$22.44	—	—	—	15.37%
	Highest contract charge 1.70% Class IA	$27.07	—	—	—	14.12%
	All contract charges	—	9,108	$252,633	0.63%

1290 VT GAMCO Small Company Value
2021	Lowest contract charge 0.30% Class IB	$20.40	—	—	—	24.77%
	Highest contract charge 1.25% Class IB	$18.87	—	—	—	23.58%
	All contract charges	—	4,379	$78,299	0.62%
2020	Lowest contract charge 0.30% Class IB	$16.35	—	—	—	9.15%
	Highest contract charge 1.25% Class IB	$15.27	—	—	—	8.14%
	All contract charges	—	4,402	$63,802	0.73%
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	22.99%
	Highest contract charge 1.25% Class IB	$14.12	—	—	—	21.83%
	All contract charges	—	4,327	$58,145	0.59%
2018	Lowest contract charge 0.30% Class IB	$12.18	—	—	—	(15.83)%
	Highest contract charge 1.25% Class IB	$11.59	—	—	—	(16.62)%
	All contract charges	—	3,948	$43,787	0.56%
2017	Lowest contract charge 0.30% Class IB	$14.47	—	—	—	15.76%
	Highest contract charge 1.25% Class IB	$13.90	—	—	—	14.59%
	All contract charges	—	3,302	$44,286	0.63%

1290 VT High Yield Bond
2021	Lowest contract charge 1.00% Class IB(s)	$12.64	—	—	—	2.76%
	Highest contract charge 1.70% Class IB	$13.13	—	—	—	2.18%
	All contract charges	—	1,970	$25,800	4.59%
2020	Lowest contract charge 1.10% Class IB	$12.28	—	—	—	5.23%
	Highest contract charge 1.70% Class IB	$12.85	—	—	—	4.64%
	All contract charges	—	1,682	$21,593	4.99%

FSA-197

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT High Yield Bond (Continued)
2019	Lowest contract charge 1.10% Class IB	$11.67	—	—	—	11.67%
	Highest contract charge 1.70% Class IB	$12.28	—	—	—	11.03%
	All contract charges	—	1,615	$19,747	5.69%
2018	Lowest contract charge 1.10% Class IB	$10.45	—	—	—	(3.24)%
	Highest contract charge 1.70% Class IB	$11.06	—	—	—	(3.91)%
	All contract charges	—	1,260	$13,910	5.66%
2017	Lowest contract charge 1.10% Class IB	$10.80	—	—	—	5.26%
	Highest contract charge 1.70% Class IB	$11.51	—	—	—	4.73%
	All contract charges	—	1,182	$13,584	5.10%

1290 VT Low Volatility Global Equity
2021	Lowest contract charge 1.00% Class IB(s)	$14.91	—	—	—	9.96%
	Highest contract charge 1.65% Class IB	$12.68	—	—	—	13.42%
	All contract charges	—	271	$4,120	2.08%
2020	Lowest contract charge 1.10% Class IB	$13.05	—	—	—	(2.39)%
	Highest contract charge 1.65% Class IB(c)	$11.18	—	—	—	(2.87)%
	All contract charges	—	249	$3,368	2.63%
2019	Lowest contract charge 1.10% Class IB	$13.37	—	—	—	18.74%
	Highest contract charge 1.30% Class IB	$11.56	—	—	—	18.44%
	All contract charges	—	263	$3,655	2.59%
2018	Lowest contract charge 1.10% Class IB	$11.26	—	—	—	(4.74)%
	Highest contract charge 1.30% Class IB(c)	$9.76	—	—	—	(3.27)%
	All contract charges	—	274	$3,253	2.93%
2017	Lowest contract charge 1.10% Class IB	$11.82	—	—	—	17.15%
	Highest contract charge 1.25% Class IB	$13.15	—	—	—	16.89%
	All contract charges	—	197	$2,521	1.63%

1290 VT Micro Cap
2021	Lowest contract charge 1.00% Class IB(s)	$18.28	—	—	—	(6.83)%
	Highest contract charge 1.65% Class IB	$17.94	—	—	—	9.06%
	All contract charges	—	451	$8,229	0.00%
2020	Lowest contract charge 1.10% Class IB	$16.65	—	—	—	48.53%
	Highest contract charge 1.65% Class IB	$16.45	—	—	—	47.80%
	All contract charges	—	145	$2,402	0.05%
2019	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	28.11%
	Highest contract charge 1.65% Class IB(c)	$11.13	—	—	—	27.35%
	All contract charges	—	80	$889	0.25%
2018	Lowest contract charge 1.10% Class IB(c)	$8.75	—	—	—	(12.06)%
	Highest contract charge 1.30% Class IB(c)	$8.75	—	—	—	(11.97)%
	All contract charges	—	8	$66	0.09%

1290 VT Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$13.11	—	—	—	11.01%
	Highest contract charge 1.65% Class IB	$12.98	—	—	—	10.66%
	All contract charges	—	5,344	$70,060	0.89%
2020	Lowest contract charge 1.30% Class IB	$11.81	—	—	—	4.88%
	Highest contract charge 1.65% Class IB	$11.73	—	—	—	4.55%
	All contract charges	—	3,762	$44,418	1.33%
2019	Lowest contract charge 1.30% Class IB(e)	$11.26	—	—	—	10.94%
	Highest contract charge 1.65% Class IB(e)	$11.22	—	—	—	10.54%
	All contract charges	—	1,719	$19,355	2.48%

1290 VT Multi-Alternative Strategies
2021	Lowest contract charge 1.00% Class IB(s)	$10.98	—	—	—	0.18%
	Highest contract charge 1.25% Class IB	$10.92	—	—	—	1.77%
	All contract charges	—	150	$1,644	3.31%

FSA-198

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Multi-Alternative Strategies (Continued)
2020	Lowest contract charge 1.10% Class IB	$10.77	—	—	—	3.46%
	Highest contract charge 1.25% Class IB	$10.73	—	—	—	3.27%
	All contract charges	—	95	$1,023	0.77%
2019	Lowest contract charge 1.10% Class IB	$10.41	—	—	—	6.44%
	Highest contract charge 1.25% Class IB(c)	$10.39	—	—	—	6.35%
	All contract charges	—	50	$521	3.73%
2018	Lowest contract charge 1.10% Class IB(c)	$9.78	—	—	—	(2.40)%
	Highest contract charge 1.10% Class IB(c)	$9.78	—	—	—	(2.40)%
	All contract charges	—	1	$14	1.78%

1290 VT Natural Resources(t)
2021	Lowest contract charge 0.30% Class IB	$9.66	—	—	—	29.66%
	Highest contract charge 1.70% Class IB	$8.83	—	—	—	27.79%
	All contract charges	—	1,361	$12,868	4.52%
2020	Lowest contract charge 1.10% Class IB	$7.86	—	—	—	(16.65)%
	Highest contract charge 1.70% Class IB	$6.91	—	—	—	(17.15)%
	All contract charges	—	843	$6,169	4.38%
2019	Lowest contract charge 1.10% Class IB	$9.43	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$8.34	—	—	—	9.31%
	All contract charges	—	810	$7,067	4.99%
2018	Lowest contract charge 1.10% Class IB	$8.58	—	—	—	(15.05)%
	Highest contract charge 1.70% Class IB	$7.63	—	—	—	(15.50)%
	All contract charges	—	739	$5,820	2.69%
2017	Lowest contract charge 1.10% Class IB	$10.10	—	—	—	10.87%
	Highest contract charge 1.70% Class IB	$9.03	—	—	—	10.12%
	All contract charges	—	680	$6,284	2.65%

1290 VT Real Estate
2021	Lowest contract charge 0.30% Class IB	$16.08	—	—	—	25.53%
	Highest contract charge 1.70% Class IB	$14.62	—	—	—	23.69%
	All contract charges	—	1,329	$19,275	3.68%
2020	Lowest contract charge 0.30% Class IB	$12.81	—	—	—	(9.28)%
	Highest contract charge 1.70% Class IB	$11.82	—	—	—	(10.59)%
	All contract charges	—	1,215	$14,283	1.40%
2019	Lowest contract charge 0.30% Class IB	$14.12	—	—	—	21.41%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	19.75%
	All contract charges	—	1,203	$15,893	5.23%
2018	Lowest contract charge 1.10% Class IB	$9.88	—	—	—	(6.62)%
	Highest contract charge 1.70% Class IB	$11.04	—	—	—	(7.15)%
	All contract charges	—	1,094	$12,114	3.80%
2017	Lowest contract charge 1.10% Class IB	$10.58	—	—	—	9.07%
	Highest contract charge 1.70% Class IB	$11.89	—	—	—	8.49%
	All contract charges	—	1,125	$13,417	3.63%

1290 VT Small Cap Value(k)
2021	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	38.05%
	Highest contract charge 1.70% Class IB	$17.50	—	—	—	36.19%
	All contract charges	—	1,956	$29,314	1.27%
2020	Lowest contract charge 0.30% Class IB	$10.04	—	—	—	(1.76)%
	Highest contract charge 1.70% Class IB(p)	$12.85	—	—	—	28.76%
	All contract charges	—	1,243	$13,820	2.49%
2019	Lowest contract charge 0.30% Class IB(c)	$10.22	—	—	—	25.40%
	Highest contract charge 1.65% Class IB(c)	$10.05	—	—	—	23.77%
	All contract charges	—	163	$1,641	1.64%
2018	Lowest contract charge 1.10% Class IB(c)	$8.13	—	—	—	(16.62)%
	Highest contract charge 1.30% Class IB(c)	$8.13	—	—	—	(16.62)%
	All contract charges	—	13	$107	1.72%

FSA-199

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT SmartBeta Equity(l)
2021	Lowest contract charge 0.30% Class IB	$22.80	—	—	—	22.71%
	Highest contract charge 1.70% Class IB	$14.33	—	—	—	21.03%
	All contract charges	—	1,331	$21,656	1.26%
2020	Lowest contract charge 0.30% Class IB	$18.58	—	—	—	10.66%
	Highest contract charge 1.70% Class IB(p)	$11.84	—	—	—	18.05%
	All contract charges	—	1,390	$18,351	0.54%
2019	Lowest contract charge 0.30% Class IB	$16.79	—	—	—	26.53%
	Highest contract charge 1.65% Class IB(c)	$11.87	—	—	—	24.82%
	All contract charges	—	254	$3,696	1.30%
2018	Lowest contract charge 1.10% Class IB	$11.30	—	—	—	(7.07)%
	Highest contract charge 1.30% Class IB(c)	$9.52	—	—	—	(5.65)%
	All contract charges	—	197	$2,315	1.39%
2017	Lowest contract charge 1.10% Class IB	$12.16	—	—	—	20.40%
	Highest contract charge 1.25% Class IB	$13.62	—	—	—	20.21%
	All contract charges	—	106	$1,393	1.42%

1290 VT Socially Responsible
2021	Lowest contract charge 1.00% Class IB(s)	$23.27	—	—	—	21.07%
	Highest contract charge 1.70% Class IB	$28.50	—	—	—	28.09%
	All contract charges	—	724	$18,241	0.58%
2020	Lowest contract charge 1.10% Class IB	$18.04	—	—	—	18.61%
	Highest contract charge 1.70% Class IB	$22.25	—	—	—	17.91%
	All contract charges	—	397	$8,076	0.80%
2019	Lowest contract charge 1.10% Class IB	$15.21	—	—	—	28.90%
	Highest contract charge 1.70% Class IB	$18.87	—	—	—	28.02%
	All contract charges	—	573	$9,553	0.98%
2018	Lowest contract charge 1.10% Class IB	$11.80	—	—	—	(5.45)%
	Highest contract charge 1.70% Class IB	$14.74	—	—	—	(5.99)%
	All contract charges	—	472	$6,185	1.19%
2017	Lowest contract charge 1.10% Class IB	$12.48	—	—	—	19.08%
	Highest contract charge 1.70% Class IB	$15.68	—	—	—	18.34%
	All contract charges	—	285	$4,332	1.05%

7TwelveTM Balanced Portfolio
2021	Lowest contract charge 1.10% Class 4	$12.67	—	—	—	12.52%
	Highest contract charge 1.70% Class 4	$13.51	—	—	—	11.84%
	All contract charges	—	3,357	$45,730	0.51%
2020	Lowest contract charge 1.10% Class 4	$11.26	—	—	—	4.07%
	Highest contract charge 1.70% Class 4	$12.08	—	—	—	3.42%
	All contract charges	—	3,768	$45,737	1.59%
2019	Lowest contract charge 1.10% Class 4	$10.82	—	—	—	13.54%
	Highest contract charge 1.70% Class 4	$11.68	—	—	—	12.96%
	All contract charges	—	4,700	$55,051	1.14%
2018	Lowest contract charge 1.10% Class 4	$9.53	—	—	—	(9.58)%
	Highest contract charge 1.70% Class 4	$10.34	—	—	—	(10.24)%
	All contract charges	—	5,416	$55,914	0.43%
2017	Lowest contract charge 1.10% Class 4	$10.54	—	—	—	9.11%
	Highest contract charge 1.70% Class 4	$11.52	—	—	—	8.47%
	All contract charges	—	6,266	$71,655	0.34%

AB VPS Balanced Wealth Strategy Portfolio
2021	Lowest contract charge 1.30% Class B	$21.86	—	—	—	11.93%
	Highest contract charge 1.70% Class B	$20.81	—	—	—	11.46%
	All contract charges	—	172	$3,713	0.26%
2020	Lowest contract charge 1.30% Class B	$19.53	—	—	—	7.78%
	Highest contract charge 1.70% Class B	$18.67	—	—	—	7.36%
	All contract charges	—	186	$3,584	2.13%

FSA-200

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

AB VPS Balanced Wealth Strategy Portfolio (Continued)
2019	Lowest contract charge 1.30% Class B	$18.12	—	—	—	16.68%
	Highest contract charge 1.70% Class B	$17.39	—	—	—	16.24%
	All contract charges	—	226	$4,063	2.19%
2018	Lowest contract charge 1.30% Class B	$15.53	—	—	—	(7.61)%
	Highest contract charge 1.70% Class B	$14.96	—	—	—	(8.05)%
	All contract charges	—	299	$4,596	1.70%
2017	Lowest contract charge 1.30% Class B	$16.81	—	—	—	14.12%
	Highest contract charge 1.70% Class B	$16.27	—	—	—	13.70%
	All contract charges	—	329	$5,470	1.79%

AB VPS Global Thematic Growth Portfolio
2021	Lowest contract charge 1.00% Class B(s)	$23.69	—	—	—	18.04%
	Highest contract charge 1.25% Class B	$24.53	—	—	—	21.02%
	All contract charges	—	479	$11,464	0.00%
2020	Lowest contract charge 1.10% Class B	$19.52	—	—	—	37.56%
	Highest contract charge 1.25% Class B	$20.27	—	—	—	37.33%
	All contract charges	—	309	$6,096	0.52%
2019	Lowest contract charge 1.10% Class B	$14.19	—	—	—	28.30%
	Highest contract charge 1.25% Class B	$14.76	—	—	—	28.13%
	All contract charges	—	133	$1,929	0.16%
2018	Lowest contract charge 1.10% Class B	$11.06	—	—	—	(10.95)%
	Highest contract charge 1.25% Class B	$11.52	—	—	—	(11.11)%
	All contract charges	—	117	$1,310	0.00%
2017	Lowest contract charge 1.10% Class B	$12.42	—	—	—	34.85%
	Highest contract charge 1.25% Class B	$12.96	—	—	—	34.58%
	All contract charges	—	91	$1,155	0.27%

AB VPS Growth and Income Portfolio
2021	Lowest contract charge 0.30% Class B	$20.49	—	—	—	27.43%
	Highest contract charge 1.25% Class B	$19.11	—	—	—	26.22%
	All contract charges	—	1,178	$22,088	0.64%
2020	Lowest contract charge 0.30% Class B	$16.08	—	—	—	2.16%
	Highest contract charge 1.25% Class B	$15.14	—	—	—	1.20%
	All contract charges	—	1,060	$15,712	1.36%
2019	Lowest contract charge 0.30% Class B	$15.74	—	—	—	23.26%
	Highest contract charge 1.25% Class B	$14.96	—	—	—	22.12%
	All contract charges	—	1,046	$15,320	1.04%
2018	Lowest contract charge 1.10% Class B	$11.87	—	—	—	(6.83)%
	Highest contract charge 1.25% Class B	$12.25	—	—	—	(7.06)%
	All contract charges	—	759	$9,082	0.74%
2017	Lowest contract charge 1.10% Class B	$12.74	—	—	—	17.20%
	Highest contract charge 1.25% Class B	$13.18	—	—	—	17.16%
	All contract charges	—	325	$4,194	1.25%

AB VPS International Growth Portfolio
2021	Lowest contract charge 0.65% Class B	$17.68	—	—	—	7.28%
	Highest contract charge 1.70% Class B	$18.01	—	—	—	6.19%
	All contract charges	—	429	$8,017	0.00%
2020	Lowest contract charge 1.30% Class B	$17.74	—	—	—	27.90%
	Highest contract charge 1.70% Class B	$16.96	—	—	—	27.42%
	All contract charges	—	481	$8,451	1.11%
2019	Lowest contract charge 1.30% Class B	$13.87	—	—	—	25.52%
	Highest contract charge 1.70% Class B	$13.31	—	—	—	25.09%
	All contract charges	—	562	$7,713	0.28%
2018	Lowest contract charge 1.30% Class B	$11.05	—	—	—	(18.63)%
	Highest contract charge 1.70% Class B	$10.64	—	—	—	(19.03)%
	All contract charges	—	652	$7,139	0.41%

FSA-201

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

AB VPS International Growth Portfolio (Continued)
2017	Lowest contract charge 0.65% Class B	$12.37	—	—	—	33.73%
	Highest contract charge 1.70% Class B	$13.14	—	—	—	32.33%
	All contract charges	—	716	$9,644	0.94%

AB VPS Small/Mid Cap Value Portfolio
2021	Lowest contract charge 0.30% Class B	$18.62	—	—	—	35.22%
	Highest contract charge 1.25% Class B	$17.36	—	—	—	33.85%
	All contract charges	—	674	$11,535	0.61%
2020	Lowest contract charge 0.30% Class B	$13.77	—	—	—	2.76%
	Highest contract charge 1.25% Class B	$12.97	—	—	—	1.81%
	All contract charges	—	536	$6,833	0.81%
2019	Lowest contract charge 0.30% Class B	$13.40	—	—	—	19.54%
	Highest contract charge 1.25% Class B	$12.74	—	—	—	18.40%
	All contract charges	—	480	$6,015	0.33%
2018	Lowest contract charge 0.30% Class B	$11.21	—	—	—	(15.59)%
	Highest contract charge 1.25% Class B	$10.76	—	—	—	(16.39)%
	All contract charges	—	402	$4,259	0.22%
2017	Lowest contract charge 1.10% Class B	$12.50	—	—	—	11.61%
	Highest contract charge 1.25% Class B	$12.87	—	—	—	11.53%
	All contract charges	—	317	$4,027	0.25%

ALPS | Red Rocks Global Opportunity Portfolio
2021	Lowest contract charge 1.10% Class III	$19.54	—	—	—	22.58%
	Highest contract charge 1.25% Class III	$19.35	—	—	—	22.39%
	All contract charges	—	345	$6,732	4.30%
2020	Lowest contract charge 1.10% Class III	$15.94	—	—	—	8.07%
	Highest contract charge 1.25% Class III	$15.81	—	—	—	7.92%
	All contract charges	—	381	$6,066	12.80%
2019	Lowest contract charge 1.10% Class III	$14.75	—	—	—	38.24%
	Highest contract charge 1.25% Class III	$14.65	—	—	—	38.08%
	All contract charges	—	355	$5,227	0.00%
2018	Lowest contract charge 1.10% Class III	$10.67	—	—	—	(13.46)%
	Highest contract charge 1.25% Class III	$10.61	—	—	—	(13.60)%
	All contract charges	—	360	$3,842	5.79%
2017	Lowest contract charge 0.30% Class III	$12.33	—	—	—	24.55%
	Highest contract charge 1.25% Class III	$12.28	—	—	—	23.29%
	All contract charges	—	268	$3,300	3.19%

American Century VP Inflation Protection Fund
2021	Lowest contract charge 0.30% Class II	$12.77	—	—	—	5.98%
	Highest contract charge 1.25% Class II	$11.81	—	—	—	4.98%
	All contract charges	—	1,718	$20,388	3.33%
2020	Lowest contract charge 0.30% Class II	$12.05	—	—	—	9.25%
	Highest contract charge 1.25% Class II	$11.25	—	—	—	8.17%
	All contract charges	—	1,046	$11,812	1.43%
2019	Lowest contract charge 0.30% Class II	$11.03	—	—	—	8.56%
	Highest contract charge 1.25% Class II	$10.40	—	—	—	7.55%
	All contract charges	—	840	$8,757	2.32%
2018	Lowest contract charge 1.10% Class II	$9.70	—	—	—	(3.87)%
	Highest contract charge 1.25% Class II	$9.67	—	—	—	(4.07)%
	All contract charges	—	817	$7,906	2.97%
2017	Lowest contract charge 1.10% Class II	$10.09	—	—	—	2.54%
	Highest contract charge 1.25% Class II	$10.08	—	—	—	2.44%
	All contract charges	—	627	$6,328	2.74%

FSA-202

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Century VP Large Company Value
2021	Lowest contract charge 1.30% Class II	$29.60	—	—	—	19.98%
	Highest contract charge 1.70% Class II	$28.17	—	—	—	19.47%
	All contract charges	—	61	$1,758	1.23%
2020	Lowest contract charge 1.30% Class II	$24.67	—	—	—	1.15%
	Highest contract charge 1.70% Class II	$23.58	—	—	—	0.73%
	All contract charges	—	83	$1,976	1.58%
2019	Lowest contract charge 1.30% Class II	$24.39	—	—	—	25.66%
	Highest contract charge 1.70% Class II	$23.41	—	—	—	25.12%
	All contract charges	—	83	$1,991	1.91%
2018	Lowest contract charge 1.30% Class II	$19.41	—	—	—	(9.38)%
	Highest contract charge 1.70% Class II	$18.71	—	—	—	(9.74)%
	All contract charges	—	88	$1,680	1.57%
2017	Lowest contract charge 1.30% Class II	$21.42	—	—	—	9.51%
	Highest contract charge 1.70% Class II	$20.73	—	—	—	9.11%
	All contract charges	—	113	$2,376	1.58%

American Funds Insurance Series® Asset Allocation FundSM
2021	Lowest contract charge 1.00% Class 4(s)	$17.07	—	—	—	9.42%
	Highest contract charge 1.25% Class 4	$18.53	—	—	—	13.40%
	All contract charges	—	8,428	$149,510	1.43%
2020	Lowest contract charge 1.10% Class 4	$15.02	—	—	—	10.93%
	Highest contract charge 1.25% Class 4	$16.34	—	—	—	10.78%
	All contract charges	—	7,289	$113,966	1.49%
2019	Lowest contract charge 1.10% Class 4	$13.54	—	—	—	19.61%
	Highest contract charge 1.25% Class 4	$14.75	—	—	—	19.43%
	All contract charges	—	6,917	$97,750	1.82%
2018	Lowest contract charge 1.10% Class 4	$11.32	—	—	—	(5.90)%
	Highest contract charge 1.25% Class 4	$12.35	—	—	—	(6.01)%
	All contract charges	—	5,924	$70,115	1.65%
2017	Lowest contract charge 1.10% Class 4	$12.03	—	—	—	14.68%
	Highest contract charge 1.25% Class 4	$13.14	—	—	—	14.46%
	All contract charges	—	4,036	$50,965	1.67%

American Funds Insurance Series® Global Growth FundSM
2021	Lowest contract charge 0.30% Class 4	$27.19	—	—	—	15.80%
	Highest contract charge 1.25% Class 4	$25.14	—	—	—	14.69%
	All contract charges	—	1,460	$33,399	0.21%
2020	Lowest contract charge 0.30% Class 4	$23.48	—	—	—	29.80%
	Highest contract charge 1.25% Class 4	$21.92	—	—	—	28.49%
	All contract charges	—	1,139	$22,921	0.16%
2019	Lowest contract charge 0.30% Class 4	$18.09	—	—	—	34.40%
	Highest contract charge 1.25% Class 4	$17.06	—	—	—	33.18%
	All contract charges	—	1,101	$17,303	1.01%
2018	Lowest contract charge 0.30% Class 4	$13.46	—	—	—	(9.48)%
	Highest contract charge 1.25% Class 4	$12.81	—	—	—	(10.36)%
	All contract charges	—	922	$10,929	0.58%
2017	Lowest contract charge 0.30% Class 4	$14.87	—	—	—	30.67%
	Highest contract charge 1.25% Class 4	$14.29	—	—	—	29.44%
	All contract charges	—	589	$7,918	0.72%

American Funds Insurance Series® Global Small Capitalization FundSM
2021	Lowest contract charge 0.30% Class 4	$21.17	—	—	—	6.12%
	Highest contract charge 1.70% Class 4	$21.32	—	—	—	4.61%
	All contract charges	—	1,371	$28,402	0.00%
2020	Lowest contract charge 0.30% Class 4	$19.95	—	—	—	28.96%
	Highest contract charge 1.70% Class 4	$20.38	—	—	—	27.22%
	All contract charges	—	1,318	$26,285	0.13%

FSA-203

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Global Small Capitalization FundSM (Continued)
2019	Lowest contract charge 0.30% Class 4	$15.47	—	—	—	30.88%
	Highest contract charge 1.70% Class 4	$16.02	—	—	—	28.99%
	All contract charges	—	1,397	$21,830	0.01%
2018	Lowest contract charge 0.30% Class 4	$11.82	—	—	—	(11.06)%
	Highest contract charge 1.70% Class 4	$12.42	—	—	—	(12.35)%
	All contract charges	—	1,382	$16,863	0.02%
2017	Lowest contract charge 0.30% Class 4	$13.29	—	—	—	25.26%
	Highest contract charge 1.70% Class 4	$14.17	—	—	—	23.54%
	All contract charges	—	1,194	$16,674	0.41%

American Funds Insurance Series® Growth-Income FundSM
2021	Lowest contract charge 0.30% Class 4	$26.85	—	—	—	23.39%
	Highest contract charge 1.25% Class 4	$24.83	—	—	—	22.26%
	All contract charges	—	2,580	$56,606	1.03%
2020	Lowest contract charge 0.30% Class 4	$21.76	—	—	—	12.92%
	Highest contract charge 1.25% Class 4	$20.31	—	—	—	11.84%
	All contract charges	—	2,032	$36,750	1.21%
2019	Lowest contract charge 0.30% Class 4	$19.27	—	—	—	25.46%
	Highest contract charge 1.25% Class 4	$18.16	—	—	—	24.21%
	All contract charges	—	1,787	$28,986	1.59%
2018	Lowest contract charge 0.30% Class 4	$15.36	—	—	—	(2.35)%
	Highest contract charge 1.25% Class 4	$14.62	—	—	—	(3.24)%
	All contract charges	—	1,461	$19,140	1.51%
2017	Lowest contract charge 0.30% Class 4	$15.73	—	—	—	21.75%
	Highest contract charge 1.25% Class 4	$15.11	—	—	—	20.49%
	All contract charges	—	867	$11,955	1.52%

American Funds Insurance Series® International Growth and Income FundSM
2021	Lowest contract charge 0.30% Class 4	$13.72	—	—	—	4.73%
	Highest contract charge 1.25% Class 4	$12.69	—	—	—	3.76%
	All contract charges	—	1,250	$15,733	3.16%
2020	Lowest contract charge 1.10% Class 4	$12.05	—	—	—	4.60%
	Highest contract charge 1.25% Class 4	$12.23	—	—	—	4.44%
	All contract charges	—	921	$11,162	1.37%
2019	Lowest contract charge 1.10% Class 4	$11.52	—	—	—	21.14%
	Highest contract charge 1.25% Class 4	$11.71	—	—	—	20.85%
	All contract charges	—	839	$9,750	2.47%
2018	Lowest contract charge 1.10% Class 4	$9.51	—	—	—	(12.43)%
	Highest contract charge 1.25% Class 4	$9.69	—	—	—	(12.55)%
	All contract charges	—	715	$6,877	2.31%
2017	Lowest contract charge 1.10% Class 4	$10.86	—	—	—	23.27%
	Highest contract charge 1.25% Class 4	$11.08	—	—	—	23.25%
	All contract charges	—	506	$5,568	2.34%

American Funds Insurance Series® Managed Risk Asset Allocation FundSM
2021	Lowest contract charge 1.30% Class P-2	$17.25	—	—	—	11.08%
	Highest contract charge 1.70% Class P-2	$16.64	—	—	—	10.56%
	All contract charges	—	373	$6,363	1.37%
2020	Lowest contract charge 1.30% Class P-2	$15.53	—	—	—	4.51%
	Highest contract charge 1.70% Class P-2	$15.05	—	—	—	4.08%
	All contract charges	—	467	$7,171	1.55%
2019	Lowest contract charge 1.30% Class P-2	$14.86	—	—	—	16.46%
	Highest contract charge 1.70% Class P-2	$14.46	—	—	—	16.05%
	All contract charges	—	488	$7,183	2.29%

FSA-204

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Managed Risk Asset Allocation FundSM (Continued)
2018	Lowest contract charge 1.30% Class P-2	$12.76	—	—	—	(6.18)%
	Highest contract charge 1.70% Class P-2	$12.46	—	—	—	(6.53)%
	All contract charges	—	509	$6,445	1.33%
2017	Lowest contract charge 1.30% Class P-2	$13.60	—	—	—	13.33%
	Highest contract charge 1.70% Class P-2	$13.33	—	—	—	12.87%
	All contract charges	—	562	$7,606	0.76%

American Funds Insurance Series® New World Fund®
2021	Lowest contract charge 0.30% Class 4	$16.95	—	—	—	4.31%
	Highest contract charge 1.70% Class 4	$16.14	—	—	—	2.87%
	All contract charges	—	5,227	$85,442	0.65%
2020	Lowest contract charge 0.30% Class 4	$16.25	—	—	—	22.92%
	Highest contract charge 1.70% Class 4	$15.69	—	—	—	21.16%
	All contract charges	—	5,000	$79,330	0.04%
2019	Lowest contract charge 0.30% Class 4	$13.22	—	—	—	28.47%
	Highest contract charge 1.70% Class 4	$12.95	—	—	—	26.71%
	All contract charges	—	5,102	$66,579	0.77%
2018	Lowest contract charge 0.30% Class 4	$10.29	—	—	—	(14.53)%
	Highest contract charge 1.70% Class 4	$10.22	—	—	—	(15.75)%
	All contract charges	—	5,012	$51,492	0.71%
2017	Lowest contract charge 0.30% Class 4	$12.04	—	—	—	28.63%
	Highest contract charge 1.70% Class 4	$12.13	—	—	—	26.88%
	All contract charges	—	4,386	$53,367	0.85%

American Funds Insurance Series® The Bond Fund Of America®
2021	Lowest contract charge 0.65% Class 4	$12.03	—	—	—	(1.23)%
	Highest contract charge 1.70% Class 4	$11.06	—	—	—	(2.30)%
	All contract charges	—	3,936	$44,674	1.19%
2020	Lowest contract charge 0.65% Class 4	$12.18	—	—	—	8.65%
	Highest contract charge 1.70% Class 4	$11.32	—	—	—	7.50%
	All contract charges	—	4,129	$47,832	2.04%
2019	Lowest contract charge 0.65% Class 4	$11.21	—	—	—	8.41%
	Highest contract charge 1.70% Class 4	$10.53	—	—	—	7.23%
	All contract charges	—	3,573	$38,403	2.50%
2018	Lowest contract charge 0.65% Class 4	$10.34	—	—	—	(1.62)%
	Highest contract charge 1.70% Class 4	$9.82	—	—	—	(2.58)%
	All contract charges	—	3,487	$34,807	2.13%
2017	Lowest contract charge 0.65% Class 4	$10.51	—	—	—	2.64%
	Highest contract charge 1.70% Class 4	$10.08	—	—	—	1.61%
	All contract charges	—	4,010	$40,933	1.95%

BlackRock Global Allocation V.I. Fund
2021	Lowest contract charge 0.30% Class III	$16.62	—	—	—	6.13%
	Highest contract charge 1.70% Class III	$18.27	—	—	—	4.64%
	All contract charges	—	7,174	$123,356	0.83%
2020	Lowest contract charge 0.30% Class III	$15.66	—	—	—	20.37%
	Highest contract charge 1.70% Class III	$17.46	—	—	—	18.61%
	All contract charges	—	6,928	$115,095	1.28%
2019	Lowest contract charge 1.10% Class III	$11.47	—	—	—	16.45%
	Highest contract charge 1.70% Class III	$14.72	—	—	—	15.81%
	All contract charges	—	7,684	$107,424	1.24%
2018	Lowest contract charge 0.30% Class III	$11.09	—	—	—	(7.81)%
	Highest contract charge 1.70% Class III	$12.71	—	—	—	(9.21)%
	All contract charges	—	8,626	$104,285	0.84%

FSA-205

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

BlackRock Global Allocation V.I. Fund (Continued)
2017	Lowest contract charge 0.30% Class III	$12.03	—	—	—	13.38%
	Highest contract charge 1.70% Class III	$14.00	—	—	—	11.82%
	All contract charges	—	9,120	$121,106	1.31%

BlackRock Large Cap Focus Growth V.I. Fund
2021	Lowest contract charge 1.30% Class III	$59.13	—	—	—	16.24%
	Highest contract charge 1.70% Class III	$56.29	—	—	—	15.78%
	All contract charges	—	1,841	$107,803	0.00%
2020	Lowest contract charge 1.30% Class III	$50.87	—	—	—	41.58%
	Highest contract charge 1.70% Class III	$48.62	—	—	—	41.01%
	All contract charges	—	1,868	$94,133	0.00%
2019	Lowest contract charge 1.30% Class III	$35.93	—	—	—	30.61%
	Highest contract charge 1.70% Class III	$34.48	—	—	—	30.06%
	All contract charges	—	1,806	$64,298	0.00%
2018	Lowest contract charge 1.30% Class III	$27.51	—	—	—	1.44%
	Highest contract charge 1.70% Class III	$26.51	—	—	—	1.03%
	All contract charges	—	2,054	$55,833	0.00%
2017	Lowest contract charge 1.30% Class III	$27.12	—	—	—	27.50%
	Highest contract charge 1.70% Class III	$26.24	—	—	—	27.01%
	All contract charges	—	1,611	$43,359	0.00%

ClearBridge Variable Aggressive Growth Portfolio
2021	Lowest contract charge 1.00% Class II(s)	$14.99	—	—	—	0.33%
	Highest contract charge 1.70% Class II	$15.96	—	—	—	8.20%
	All contract charges	—	3,750	$60,622	0.17%
2020	Lowest contract charge 1.10% Class II	$13.76	—	—	—	16.41%
	Highest contract charge 1.70% Class II	$14.75	—	—	—	15.69%
	All contract charges	—	3,877	$57,764	0.59%
2019	Lowest contract charge 0.30% Class II	$13.79	—	—	—	24.35%
	Highest contract charge 1.70% Class II	$12.75	—	—	—	22.71%
	All contract charges	—	4,165	$53,462	0.75%
2018	Lowest contract charge 1.10% Class II	$9.58	—	—	—	(9.54)%
	Highest contract charge 1.70% Class II	$10.39	—	—	—	(10.20)%
	All contract charges	—	4,475	$46,680	0.37%
2017	Lowest contract charge 1.10% Class II	$10.59	—	—	—	14.73%
	Highest contract charge 1.70% Class II	$11.57	—	—	—	14.10%
	All contract charges	—	4,641	$53,721	0.27%

ClearBridge Variable Appreciation Portfolio
2021	Lowest contract charge 1.30 % Class II	$21.41	—	—	—	21.72%
	Highest contract charge 1.70% Class II	$20.82	—	—	—	21.19%
	All contract charges	—	1,272	$27,204	0.40%
2020	Lowest contract charge 1.30 % Class II	$17.59	—	—	—	12.97%
	Highest contract charge 1.70% Class II	$17.18	—	—	—	12.58%
	All contract charges	—	1,253	$22,000	0.87%
2019	Lowest contract charge 1.30 % Class II	$15.57	—	—	—	27.83%
	Highest contract charge 1.70% Class II	$15.26	—	—	—	27.27%
	All contract charges	—	1,227	$19,083	1.28%
2018	Lowest contract charge 1.30 % Class II	$12.18	—	—	—	(3.26)%
	Highest contract charge 1.70% Class II	$11.99	—	—	—	(3.62)%
	All contract charges	—	1,137	$13,831	1.18%
2017	Lowest contract charge 1.30 % Class II	$12.59	—	—	—	17.77%
	Highest contract charge 1.70% Class II	$12.44	—	—	—	17.25%
	All contract charges	—	1,025	$12,893	1.14%

FSA-206

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Clear Bridge Variable Dividend Strategy Portfolio
2021	Lowest contract charge 1.00% Class II(s)	$20.57	—	—	—	19.52%
	Highest contract charge 1.70% Class II	$20.78	—	—	—	24.43%
	All contract charges	—	3,062	$64,651	1.39%
2020	Lowest contract charge 1.10% Class II	$16.41	—	—	—	6.28%
	Highest contract charge 1.70% Class II	$16.70	—	—	—	5.70%
	All contract charges	—	3,010	$50,901	1.33%
2019	Lowest contract charge 1.10% Class II	$15.44	—	—	—	29.97%
	Highest contract charge 1.70% Class II	$15.80	—	—	—	29.19%
	All contract charges	—	2,908	$46,390	1.44%
2018	Lowest contract charge 1.10% Class II	$11.88	—	—	—	(6.01)%
	Highest contract charge 1.70% Class II	$12.23	—	—	—	(6.64)%
	All contract charges	—	2,562	$31,532	1.45%
2017	Lowest contract charge 1.10% Class II	$12.64	—	—	—	17.69%
	Highest contract charge 1.70% Class II	$13.10	—	—	—	16.96%
	All contract charges	—	2,293	$30,208	1.46%

Clear Bridge Variable Mid Cap Portfolio
2021	Lowest contract charge 1.30 % Class II	$19.13	—	—	—	26.69%
	Highest contract charge 1.70% Class II	$18.61	—	—	—	26.26%
	All contract charges	—	488	$9,320	0.03%
2020	Lowest contract charge 1.30 % Class II	$15.10	—	—	—	13.62%
	Highest contract charge 1.70% Class II	$14.74	—	—	—	13.12%
	All contract charges	—	456	$6,873	0.04%
2019	Lowest contract charge 1.30 % Class II	$13.29	—	—	—	30.94%
	Highest contract charge 1.70% Class II	$13.03	—	—	—	30.43%
	All contract charges	—	437	$5,779	0.37%
2018	Lowest contract charge 1.30 % Class II	$10.15	—	—	—	(13.98)%
	Highest contract charge 1.70% Class II	$9.99	—	—	—	(14.32)%
	All contract charges	—	422	$4,270	0.19%
2017	Lowest contract charge 1.30 % Class II	$11.80	—	—	—	11.11%
	Highest contract charge 1.70% Class II	$11.66	—	—	—	10.63%
	All contract charges	—	391	$4,609	0.20%

Delaware Ivy VIP Asset Strategy
2021	Lowest contract charge 1.10% Class II	$13.70	—	—	—	9.16%
	Highest contract charge 1.70% Class II	$16.35	—	—	—	8.57%
	All contract charges	—	1,644	$25,984	1.35%
2020	Lowest contract charge 1.10% Class II	$12.55	—	—	—	12.66%
	Highest contract charge 1.70% Class II	$15.06	—	—	—	11.89%
	All contract charges	—	2,279	$33,335	1.97%
2019	Lowest contract charge 1.10% Class II	$11.14	—	—	—	20.43%
	Highest contract charge 1.70% Class II	$13.46	—	—	—	19.75%
	All contract charges	—	2,650	$34,475	2.07%
2018	Lowest contract charge 0.30% Class II	$9.82	—	—	—	(5.76)%
	Highest contract charge 1.70% Class II	$11.24	—	—	—	(7.03)%
	All contract charges	—	2,983	$32,373	1.83%
2017	Lowest contract charge 0.30% Class II	$10.42	—	—	—	18.01%
	Highest contract charge 1.70% Class II	$12.09	—	—	—	16.25%
	All contract charges	—	3,109	$36,395	1.55%

Delaware Ivy VIP Global Equity Income
2021	Lowest contract charge 1.30% Class II	$24.64	—	—	—	15.46%
	Highest contract charge 1.70% Class II	$23.45	—	—	—	14.95%
	All contract charges	—	431	$10,466	2.25%
2020	Lowest contract charge 1.30% Class II	$21.34	—	—	—	1.81%
	Highest contract charge 1.70% Class II	$20.40	—	—	—	1.39%
	All contract charges	—	519	$10,888	2.59%

FSA-207

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Delaware Ivy VIP Global Equity Income (Continued)
2019	Lowest contract charge 1.30% Class II	$20.96	—	—	—	21.58%
	Highest contract charge 1.70% Class II	$20.12	—	—	—	21.06%
	All contract charges	—	611	$12,634	2.89%
2018	Lowest contract charge 1.30% Class II	$17.24	—	—	—	(12.84)%
	Highest contract charge 1.70% Class II	$16.62	—	—	—	(13.17)%
	All contract charges	—	732	$12,478	1.67%
2017	Lowest contract charge 1.30% Class II	$19.78	—	—	—	14.07%
	Highest contract charge 1.70% Class II	$19.14	—	—	—	13.59%
	All contract charges	—	820	$16,052	1.27%

Delaware Ivy VIP High Income
2021	Lowest contract charge 0.65% Class II	$18.72	—	—	—	5.35%
	Highest contract charge 1.70% Class II	$19.19	—	—	—	4.24%
	All contract charges	—	5,602	$111,395	5.89%
2020	Lowest contract charge 0.65% Class II	$17.77	—	—	—	5.33%
	Highest contract charge 1.70% Class II	$18.41	—	—	—	4.25%
	All contract charges	—	6,065	$115,402	7.20%
2019	Lowest contract charge 0.65% Class II	$16.87	—	—	—	10.48%
	Highest contract charge 1.70% Class II	$17.66	—	—	—	9.28%
	All contract charges	—	6,866	$124,962	6.60%
2018	Lowest contract charge 0.65% Class II	$15.27	—	—	—	(2.74)%
	Highest contract charge 1.70% Class II	$16.16	—	—	—	(3.81)%
	All contract charges	—	7,344	$121,832	6.36%
2017	Lowest contract charge 0.65% Class II	$15.70	—	—	—	6.01%
	Highest contract charge 1.70% Class II	$16.80	—	—	—	4.87%
	All contract charges	—	7,727	$132,738	5.47%

Delaware Ivy VIP Natural Resources
2021	Lowest contract charge 1.30% Class II	$7.20	—	—	—	25.00%
	Highest contract charge 1.70% Class II	$6.85	—	—	—	24.55%
	All contract charges	—	744	$5,274	1.64%
2020	Lowest contract charge 1.30% Class II	$5.76	—	—	—	(13.12)%
	Highest contract charge 1.70% Class II	$5.50	—	—	—	(13.52)%
	All contract charges	—	812	$4,611	2.36%
2019	Lowest contract charge 1.30% Class II	$6.63	—	—	—	7.98%
	Highest contract charge 1.70% Class II	$6.36	—	—	—	7.61%
	All contract charges	—	988	$6,473	1.00%
2018	Lowest contract charge 1.30% Class II	$6.14	—	—	—	(24.20)%
	Highest contract charge 1.70% Class II	$5.91	—	—	—	(24.62)%
	All contract charges	—	1,158	$7,034	0.31%
2017	Lowest contract charge 0.65% Class II	$7.90	—	—	—	2.33%
	Highest contract charge 1.70% Class II	$7.84	—	—	—	1.29%
	All contract charges	—	1,323	$10,612	0.14%

Delaware Ivy VIP Small Cap Growth
2021	Lowest contract charge 0.65% Class II	$31.11	—	—	—	3.32%
	Highest contract charge 1.70% Class II	$33.16	—	—	—	2.22%
	All contract charges	—	1,109	$35,033	0.95%
2020	Lowest contract charge 0.30% Class II	$20.78	—	—	—	37.25%
	Highest contract charge 1.70% Class II	$32.44	—	—	—	35.34%
	All contract charges	—	1,310	$39,851	0.00%
2019	Lowest contract charge 0.30% Class II	$15.14	—	—	—	22.99%
	Highest contract charge 1.70% Class II	$23.97	—	—	—	21.24%
	All contract charges	—	1,514	$33,927	0.00%
2018	Lowest contract charge 0.30% Class II(d)	$12.31	—	—	—	(12.32)%
	Highest contract charge 1.70% Class II	$19.77	—	—	—	(5.72)%
	All contract charges	—	1,700	$31,394	0.37%

FSA-208

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Delaware Ivy VIP Small Cap Growth (Continued)
2017	Lowest contract charge 1.30% Class II	$21.68	—	—	—	21.52%
	Highest contract charge 1.70% Class II	$20.97	—	—	—	21.00%
	All contract charges	—	1,303	$27,983	0.00%

Delaware VIP® Emerging Markets Series
2021	Lowest contract charge 0.30% Service Class	$14.81	—	—	—	(3.39)%
	Highest contract charge 1.25% Service Class	$13.69	—	—	—	(4.40)%
	All contract charges	—	740	$10,623	0.06%
2020	Lowest contract charge 1.10% Service Class	$15.18	—	—	—	23.31%
	Highest contract charge 1.25% Service Class	$14.32	—	—	—	23.13%
	All contract charges	—	618	$9,236	0.47%
2019	Lowest contract charge 1.10% Service Class	$12.31	—	—	—	20.92%
	Highest contract charge 1.25% Service Class	$11.63	—	—	—	20.77%
	All contract charges	—	575	$6,974	0.39%
2018	Lowest contract charge 1.10% Service Class	$10.18	—	—	—	(16.97)%
	Highest contract charge 1.25% Service Class	$9.63	—	—	—	(17.05)%
	All contract charges	—	439	$4,376	2.86%
2017	Lowest contract charge 1.10% Service Class	$12.26	—	—	—	38.69%
	Highest contract charge 1.25% Service Class	$11.61	—	—	—	38.38%
	All contract charges	—	267	$3,190	0.28%

Eaton Vance VT Floating-Rate Income Fund
2021	Lowest contract charge 0.30% Initial Class	$12.49	—	—	—	3.31%
	Highest contract charge 1.70% Initial Class	$11.14	—	—	—	1.92%
	All contract charges	—	5,059	$58,057	2.89%
2020	Lowest contract charge 0.30% Initial Class	$12.09	—	—	—	1.68%
	Highest contract charge 1.70% Initial Class	$10.93	—	—	—	0.28%
	All contract charges	—	4,513	$50,569	3.30%
2019	Lowest contract charge 0.30% Initial Class	$11.89	—	—	—	6.83%
	Highest contract charge 1.70% Initial Class	$10.90	—	—	—	5.21%
	All contract charges	—	4,677	$52,057	4.30%
2018	Lowest contract charge 0.30% Initial Class	$11.13	—	—	—	(0.45)%
	Highest contract charge 1.70% Initial Class	$10.36	—	—	—	(1.80)%
	All contract charges	—	4,393	$46,214	3.81%
2017	Lowest contract charge 0.30% Initial Class	$11.18	—	—	—	3.14%
	Highest contract charge 1.70% Initial Class	$10.55	—	—	—	1.74%
	All contract charges	—	2,652	$28,322	3.26%

EQ/400 Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$34.55	—	—	—	22.04%
	Highest contract charge 1.70% Class IB	$32.89	—	—	—	21.54%
	All contract charges	—	1,916	$60,434	0.37%
2020	Lowest contract charge 1.30% Class IB	$28.31	—	—	—	11.99%
	Highest contract charge 1.70% Class IB	$27.06	—	—	—	11.54%
	All contract charges	—	2,463	$64,136	0.68%
2019	Lowest contract charge 0.65% Class IB	$22.43	—	—	—	24.13%
	Highest contract charge 1.70% Class IB	$24.26	—	—	—	22.77%
	All contract charges	—	2,787	$64,841	0.93%
2018	Lowest contract charge 0.65% Class IB	$18.07	—	—	—	(12.83)%
	Highest contract charge 1.70% Class IB	$19.76	—	—	—	(13.75)%
	All contract charges	—	3,091	$58,913	0.89%
2017	Lowest contract charge 0.65% Class IB	$20.73	—	—	—	14.47%
	Highest contract charge 1.70% Class IB	$22.91	—	—	—	13.25%
	All contract charges	—	3,593	$79,230	0.74%

FSA-209

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$39.22	—	—	—	25.95%
	Highest contract charge 1.70% Class IB	$37.34	—	—	—	25.47%
	All contract charges	—	4,039	$148,852	0.50%
2020	Lowest contract charge 1.30% Class IB	$31.14	—	—	—	15.50%
	Highest contract charge 1.70% Class IB	$29.76	—	—	—	15.04%
	All contract charges	—	5,205	$153,102	0.95%
2019	Lowest contract charge 0.65% Class IB	$26.01	—	—	—	29.08%
	Highest contract charge 1.70% Class IB	$25.87	—	—	—	27.69%
	All contract charges	—	6,094	$155,911	1.46%
2018	Lowest contract charge 0.65% Class IB	$20.15	—	—	—	(6.67)%
	Highest contract charge 1.70% Class IB	$20.26	—	—	—	(7.66)%
	All contract charges	—	6,960	$139,884	1.03%
2017	Lowest contract charge 0.65% Class IB	$21.59	—	—	—	19.94%
	Highest contract charge 1.70% Class IB	$21.94	—	—	—	18.66%
	All contract charges	—	8,242	$179,840	1.08%

EQ/2000 Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$32.47	—	—	—	12.47%
	Highest contract charge 1.70% Class IB	$30.91	—	—	—	11.99%
	All contract charges	—	1,950	$59,130	0.35%
2020	Lowest contract charge 1.30% Class IB	$28.87	—	—	—	17.74%
	Highest contract charge 1.70% Class IB	$27.60	—	—	—	17.30%
	All contract charges	—	2,479	$67,180	0.74%
2019	Lowest contract charge 0.65% Class IB	$21.23	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$23.53	—	—	—	22.30%
	All contract charges	—	2,923	$67,161	0.88%
2018	Lowest contract charge 0.65% Class IB	$17.17	—	—	—	(12.49)%
	Highest contract charge 1.70% Class IB	$19.24	—	—	—	(13.41)%
	All contract charges	—	3,194	$60,105	0.73%
2017	Lowest contract charge 0.65% Class IB	$19.62	—	—	—	13.15%
	Highest contract charge 1.70% Class IB	$22.22	—	—	—	11.94%
	All contract charges	—	3,550	$77,736	0.70%

EQ/AB Dynamic Aggressive Growth
2021	Lowest contract charge 1.30% Class IB	$12.93	—	—	—	15.86%
	Highest contract charge 1.65% Class IB	$12.74	—	—	—	15.40%
	All contract charges	—	31,461	$406,562	0.15%
2020	Lowest contract charge 1.30% Class IB	$11.16	—	—	—	1.36%
	Highest contract charge 1.65% Class IB	$11.04	—	—	—	1.10%
	All contract charges	—	25,369	$283,046	0.71%
2019	Lowest contract charge 1.30% Class IB	$11.01	—	—	—	18.26%
	Highest contract charge 1.65% Class IB	$10.92	—	—	—	17.80%
	All contract charges	—	18,081	$198,980	0.92%
2018	Lowest contract charge 1.30% Class IB(b)	$9.31	—	—	—	(9.26)%
	Highest contract charge 1.65% Class IB(b)	$9.27	—	—	—	(9.56)%
	All contract charges	—	8,882	$82,654	2.44%

EQ/AB Dynamic Growth
2021	Lowest contract charge 1.30% Class IB	$13.61	—	—	—	13.32%
	Highest contract charge 1.70% Class IB	$13.25	—	—	—	12.96%
	All contract charges	—	67,454	$915,951	0.56%
2020	Lowest contract charge 1.30% Class IB	$12.01	—	—	—	2.39%
	Highest contract charge 1.70% Class IB	$11.73	—	—	—	1.91%
	All contract charges	—	67,086	$803,737	1.03%
2019	Lowest contract charge 1.30% Class IB	$11.73	—	—	—	16.37%
	Highest contract charge 1.70% Class IB	$11.51	—	—	—	15.91%
	All contract charges	—	65,564	$767,341	0.90%

FSA-210

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Dynamic Growth (Continued)
2018	Lowest contract charge 1.30% Class IB	$10.08	—	—	—	(8.20)%
	Highest contract charge 1.70% Class IB	$9.93	—	—	—	(8.56)%
	All contract charges	—	59,844	$602,293	1.05%
2017	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	13.31%
	Highest contract charge 1.70% Class IB	$10.86	—	—	—	12.77%
	All contract charges	—	48,758	$534,452	1.10%

EQ/AB Dynamic Moderate Growth
2021	Lowest contract charge 0.30% Class IB	$15.48	—	—	—	11.69%
	Highest contract charge 1.70% Class IB	$15.56	—	—	—	10.12%
	All contract charges	—	145,234	$2,332,669	1.41%
2020	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	4.13%
	Highest contract charge 1.70% Class IB	$14.13	—	—	—	2.69%
	All contract charges	—	160,637	$2,335,882	0.78%
2019	Lowest contract charge 0.30% Class IB	$13.31	—	—	—	15.44%
	Highest contract charge 1.70% Class IB	$13.76	—	—	—	13.81%
	All contract charges	—	187,695	$2,649,446	1.13%
2018	Lowest contract charge 0.30% Class IB	$11.53	—	—	—	(6.11)%
	Highest contract charge 1.70% Class IB	$12.09	—	—	—	(7.43)%
	All contract charges	—	190,184	$2,350,637	1.12%
2017	Lowest contract charge 0.30% Class IB	$12.28	—	—	—	12.56%
	Highest contract charge 1.70% Class IB	$13.06	—	—	—	10.96%
	All contract charges	—	208,647	$2,775,306	1.21%

EQ/AB Short Duration Government Bond
2021	Lowest contract charge 0.30% Class IB	$10.11	—	—	—	(0.59)%
	Highest contract charge 1.25% Class IB	$9.35	—	—	—	(1.58)%
	All contract charges	—	2,777	$26,505	0.78%
2020	Lowest contract charge 0.30% Class IB	$10.17	—	—	—	0.59%
	Highest contract charge 1.25% Class IB	$9.50	—	—	—	(0.31)%
	All contract charges	—	816	$7,904	0.97%
2019	Lowest contract charge 0.30% Class IB	$10.11	—	—	—	2.22%
	Highest contract charge 1.25% Class IB	$9.53	—	—	—	1.28%
	All contract charges	—	638	$6,186	2.25%
2018	Lowest contract charge 1.10% Class IB	$9.70	—	—	—	0.00%
	Highest contract charge 1.25% Class IB	$9.41	—	—	—	(0.11)%
	All contract charges	—	332	$3,172	1.57%
2017	Lowest contract charge 1.10% Class IB	$9.70	—	—	—	(0.92)%
	Highest contract charge 1.25% Class IB	$9.42	—	—	—	(1.05)%
	All contract charges	—	214	$2,045	0.53%

EQ/AB Small Cap Growth
2021	Lowest contract charge 1.30% Class IA	$48.94	—	—	—	11.46%
	Highest contract charge 1.70% Class IA	$46.59	—	—	—	11.01%
	All contract charges	—	1,573	$76,041	0.00%
2020	Lowest contract charge 1.30% Class IA	$43.91	—	—	—	34.28%
	Highest contract charge 1.70% Class IA	$41.97	—	—	—	33.75%
	All contract charges	—	1,619	$70,279	0.09%
2019	Lowest contract charge 1.30% Class IA	$32.70	—	—	—	26.16%
	Highest contract charge 1.70% Class IA	$31.38	—	—	—	25.62%
	All contract charges	—	1,645	$53,188	0.17%
2018	Lowest contract charge 1.30% Class IA	$25.92	—	—	—	(9.08)%
	Highest contract charge 1.70% Class IA	$24.98	—	—	—	(9.46)%
	All contract charges	—	1,729	$44,250	0.13%
2017	Lowest contract charge 1.30% Class IA	$28.51	—	—	—	21.06%
	Highest contract charge 1.70% Class IA	$27.59	—	—	—	20.59%
	All contract charges	—	1,839	$51,700	0.28%

FSA-211

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth
2021	Lowest contract charge 0.30% Class IB	$25.41	—	—	—	12.58%
	Highest contract charge 1.70% Class IB	$63.18	—	—	—	11.00%
	All contract charges	—	1,957	$49,557	0.00%
2020	Lowest contract charge 0.30% Class IB	$22.57	—	—	—	35.64%
	Highest contract charge 1.70% Class IB	$56.92	—	—	—	33.74%
	All contract charges	—	1,668	$39,899	0.09%
2019	Lowest contract charge 0.30% Class IB	$16.64	—	—	—	27.41%
	Highest contract charge 1.70% Class IB	$42.56	—	—	—	25.66%
	All contract charges	—	1,569	$30,626	0.17%
2018	Lowest contract charge 0.30% Class IB	$13.06	—	—	—	(8.16)%
	Highest contract charge 1.70% Class IB	$33.87	—	—	—	(9.46)%
	All contract charges	—	1,289	$21,276	0.13%
2017	Lowest contract charge 1.10% Class IB(b)	$12.39	—	—	—	21.35%
	Highest contract charge 1.70% Class IB	$37.41	—	—	—	20.60%
	All contract charges	—	1,053	$22,411	0.28%

EQ/Aggressive Allocation
2021	Lowest contract charge 1.30% Class A	$27.18	—	—	—	15.66%
	Highest contract charge 1.70% Class A	$25.88	—	—	—	15.18%
	All contract charges	—	612	$16,454	4.28%
2020	Lowest contract charge 1.30% Class A	$23.50	—	—	—	13.86%
	Highest contract charge 1.70% Class A	$22.47	—	—	—	13.48%
	All contract charges	—	773	$18,001	2.83%
2019	Lowest contract charge 1.30% Class A	$20.64	—	—	—	22.86%
	Highest contract charge 1.70% Class A	$19.80	—	—	—	22.37%
	All contract charges	—	872	$17,828	1.51%
2018	Lowest contract charge 1.30% Class A	$16.80	—	—	—	(9.87)%
	Highest contract charge 1.70% Class A	$16.18	—	—	—	(10.31)%
	All contract charges	—	1,025	$17,064	1.63%
2017	Lowest contract charge 1.30% Class A	$18.64	—	—	—	17.53%
	Highest contract charge 1.70% Class A	$18.04	—	—	—	17.07%
	All contract charges	—	1,073	$19,847	1.57%

EQ/Aggressive Allocation
2021	Lowest contract charge 0.30% Class B	$20.64	—	—	—	16.87%
	Highest contract charge 1.25% Class B	$19.08	—	—	—	15.71%
	All contract charges	—	1,178	$21,262	4.28%
2020	Lowest contract charge 1.10% Class B	$15.03	—	—	—	14.12%
	Highest contract charge 1.25% Class B	$16.49	—	—	—	13.96%
	All contract charges	—	820	$12,718	2.83%
2019	Lowest contract charge 1.10% Class B	$13.17	—	—	—	23.08%
	Highest contract charge 1.25% Class B	$14.47	—	—	—	22.94%
	All contract charges	—	779	$10,666	1.51%
2018	Lowest contract charge 1.10% Class B	$10.70	—	—	—	(9.70)%
	Highest contract charge 1.25% Class B	$11.77	—	—	—	(9.88)%
	All contract charges	—	708	$7,939	1.63%
2017	Lowest contract charge 1.10% Class B	$11.85	—	—	—	17.79%
	Highest contract charge 1.25% Class B	$13.06	—	—	—	17.66%
	All contract charges	—	557	$6,931	1.57%

EQ/Aggressive Growth Strategy(f)
2021	Lowest contract charge 1.30% Class IB	$23.24	—	—	—	15.28%
	Highest contract charge 1.70% Class IB	$22.34	—	—	—	14.80%
	All contract charges	—	217,632	$5,021,625	2.49%
2020	Lowest contract charge 1.30% Class IB	$20.16	—	—	—	13.07%
	Highest contract charge 1.70% Class IB	$19.46	—	—	—	12.62%
	All contract charges	—	228,350	$4,572,464	2.22%

FSA-212

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Growth Strategy(f) (Continued)
2019	Lowest contract charge 1.30% Class IB	$17.83	—	—	—	20.96%
	Highest contract charge 1.70% Class IB	$17.28	—	—	—	20.42%
	All contract charges	—	243,765	$4,321,783	1.58%
2018	Lowest contract charge 1.30% Class IB	$14.74	—	—	—	(8.28)%
	Highest contract charge 1.70% Class IB	$14.35	—	—	—	(8.60)%
	All contract charges	—	234,232	$3,434,707	1.22%
2017	Lowest contract charge 1.30% Class IB	$16.07	—	—	—	14.21%
	Highest contract charge 1.70% Class IB	$15.70	—	—	—	13.77%
	All contract charges	—	223,958	$3,578,153	1.71%

EQ/All Asset Growth Allocation(g)
2021	Lowest contract charge 1.30% Class IA	$21.23	—	—	—	9.49%
	Highest contract charge 1.70% Class IA	$20.21	—	—	—	9.01%
	All contract charges	—	1,849	$38,819	3.90%
2020	Lowest contract charge 1.30% Class IA	$19.39	—	—	—	10.80%
	Highest contract charge 1.70% Class IA	$18.54	—	—	—	10.42%
	All contract charges	—	1,949	$37,418	2.20%
2019	Lowest contract charge 1.30% Class IA	$17.50	—	—	—	17.53%
	Highest contract charge 1.70% Class IA	$16.79	—	—	—	17.09%
	All contract charges	—	1,658	$28,759	1.67%
2018	Lowest contract charge 1.30% Class IA	$14.89	—	—	—	(8.76)%
	Highest contract charge 1.70% Class IA	$14.34	—	—	—	(9.18)%
	All contract charges	—	1,865	$27,529	1.76%
2017	Lowest contract charge 1.30% Class IA	$16.32	—	—	—	14.45%
	Highest contract charge 1.70% Class IA	$15.79	—	—	—	13.92%
	All contract charges	—	1,946	$31,512	1.61%

EQ/All Asset Growth Allocation(g)
2021	Lowest contract charge 0.30% Class IB	$14.82	—	—	—	10.60%
	Highest contract charge 1.25% Class IB	$14.17	—	—	—	9.51%
	All contract charges	—	8,878	$126,376	3.90%
2020	Lowest contract charge 0.30% Class IB(a)	$13.40	—	—	—	11.95%
	Highest contract charge 1.25% Class IB	$12.94	—	—	—	10.88%
	All contract charges	—	9,273	$120,376	2.20%
2019	Lowest contract charge 1.10% Class IB	$11.72	—	—	—	17.79%
	Highest contract charge 1.25% Class IB	$11.67	—	—	—	17.64%
	All contract charges	—	1,089	$12,733	1.67%
2018	Lowest contract charge 1.10% Class IB	$9.95	—	—	—	(8.55)%
	Highest contract charge 1.25% Class IB	$9.92	—	—	—	(8.74)%
	All contract charges	—	1,145	$11,373	1.76%
2017	Lowest contract charge 1.10% Class IB(a)	$10.88	—	—	—	8.58%
	Highest contract charge 1.25% Class IB(a)	$10.87	—	—	—	8.48%
	All contract charges	—	1,153	$12,537	1.61%

EQ/American Century Mid Cap Value(m)
2021	Lowest contract charge 0.30% Class IB	$21.89	—	—	—	22.63%
	Highest contract charge 1.70% Class IB	$33.28	—	—	—	20.93%
	All contract charges	—	6,633	$169,882	1.11%
2020	Lowest contract charge 0.30% Class IB	$17.85	—	—	—	1.02%
	Highest contract charge 1.70% Class IB	$27.52	—	—	—	(0.40)%
	All contract charges	—	7,061	$152,205	1.23%
2019	Lowest contract charge 0.30% Class IB	$17.67	—	—	—	28.42%
	Highest contract charge 1.70% Class IB	$27.63	—	—	—	26.63%
	All contract charges	—	6,840	$154,740	1.82%
2018	Lowest contract charge 0.30% Class IB(c)	$13.76	—	—	—	(9.41)%
	Highest contract charge 1.70% Class IB(c)	$21.82	—	—	—	(9.69)%
	All contract charges	—	6,888	$125,143	0.56%

FSA-213

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/American Century Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$12.59	—	—	—	7.98%
	Highest contract charge 1.65% Class IB	$12.46	—	—	—	7.51%
	All contract charges	—	5,963	$75,061	0.78%
2020	Lowest contract charge 1.30% Class IB	$11.66	—	—	—	2.37%
	Highest contract charge 1.65% Class IB	$11.59	—	—	—	2.11%
	All contract charges	—	4,569	$53,283	1.04%
2019	Lowest contract charge 1.30% Class IB(e)	$11.39	—	—	—	12.00%
	Highest contract charge 1.65% Class IB(e)	$11.35	—	—	—	11.60%
	All contract charges	—	2,250	$25,614	2.26%

EQ/AXA Investment Managers Moderate Allocation
2021	Lowest contract charge 1.30% Class IB	$12.60	—	—	—	8.81%
	Highest contract charge 1.65% Class IB	$12.47	—	—	—	8.43%
	All contract charges	—	2,623	$33,037	0.82%
2020	Lowest contract charge 1.30% Class IB	$11.58	—	—	—	2.57%
	Highest contract charge 1.65% Class IB	$11.50	—	—	—	2.22%
	All contract charges	—	1,811	$20,953	1.10%
2019	Lowest contract charge 1.30% Class IB(e)	$11.29	—	—	—	11.45%
	Highest contract charge 1.65% Class IB(e)	$11.25	—	—	—	11.06%
	All contract charges	—	747	$8,432	3.03%

EQ/Balanced Strategy(u)
2021	Lowest contract charge 0.65% Class IB	$18.33	—	—	—	8.78%
	Highest contract charge 1.70% Class IB	$17.73	—	—	—	7.58%
	All contract charges	—	164,895	$3,079,132	1.75%
2020	Lowest contract charge 0.65% Class IB	$16.85	—	—	—	10.49%
	Highest contract charge 1.70% Class IB	$16.48	—	—	—	9.36%
	All contract charges	—	177,719	$3,073,818	1.80%
2019	Lowest contract charge 0.65% Class IB	$15.25	—	—	—	14.92%
	Highest contract charge 1.70% Class IB	$15.07	—	—	—	13.74%
	All contract charges	—	192,563	$3,038,879	1.51%
2018	Lowest contract charge 0.65% Class IB	$13.27	—	—	—	(4.81)%
	Highest contract charge 1.70% Class IB	$13.25	—	—	—	(5.83)%
	All contract charges	—	193,589	$2,678,065	1.19%
2017	Lowest contract charge 0.65% Class IB	$13.94	—	—	—	9.16%
	Highest contract charge 1.70% Class IB	$14.07	—	—	—	7.98%
	All contract charges	—	207,052	$3,033,570	1.29%

EQ/Capital Group Research
2021	Lowest contract charge 1.30% Class IA	$48.99	—	—	—	21.47%
	Highest contract charge 1.70% Class IA	$46.64	—	—	—	20.99%
	All contract charges	—	240	$11,514	0.00%
2020	Lowest contract charge 1.30% Class IA	$40.33	—	—	—	21.66%
	Highest contract charge 1.70% Class IA	$38.55	—	—	—	21.19%
	All contract charges	—	298	$11,842	0.12%
2019	Lowest contract charge 1.30% Class IA	$33.15	—	—	—	31.13%
	Highest contract charge 1.70% Class IA	$31.81	—	—	—	30.58%
	All contract charges	—	377	$12,291	0.53%
2018	Lowest contract charge 1.30% Class IA	$25.28	—	—	—	(6.06)%
	Highest contract charge 1.70% Class IA	$24.36	—	—	—	(6.45)%
	All contract charges	—	461	$11,492	0.55%
2017	Lowest contract charge 1.30% Class IA	$26.91	—	—	—	23.78%
	Highest contract charge 1.70% Class IA	$26.04	—	—	—	23.30%
	All contract charges	—	518	$13,770	0.77%

FSA-214

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Group Research(h)
2021	Lowest contract charge 1.30% Class IB	$49.22	—	—	—	21.47%
	Highest contract charge 1.70% Class IB	$43.42	—	—	—	20.95%
	All contract charges	—	234	$10,995	0.00%
2020	Lowest contract charge 1.30% Class IB	$40.52	—	—	—	21.68%
	Highest contract charge 1.70% Class IB	$35.90	—	—	—	21.20%
	All contract charges	—	284	$11,014	0.12%
2019	Lowest contract charge 1.30% Class IB	$33.30	—	—	—	31.15%
	Highest contract charge 1.70% Class IB	$29.62	—	—	—	30.60%
	All contract charges	—	177	$5,706	0.53%
2018	Lowest contract charge 1.30% Class IB	$25.39	—	—	—	(6.10)%
	Highest contract charge 1.70% Class IB	$22.68	—	—	—	(6.47)%
	All contract charges	—	194	$4,755	0.55%
2017	Lowest contract charge 1.30% Class IB	$27.04	—	—	—	23.81%
	Highest contract charge 1.70% Class IB	$24.25	—	—	—	23.35%
	All contract charges	—	237	$6,170	0.77%

EQ/ClearBridge Large Cap Growth
2021	Lowest contract charge 1.00% Class IB(s)	$19.13	—	—	—	20.62%
	Highest contract charge 1.70% Class IB	$34.02	—	—	—	19.62%
	All contract charges	—	3,239	$100,053	0.00%
2020	Lowest contract charge 1.10% Class IB	$15.88	—	—	—	29.42%
	Highest contract charge 1.70% Class IB	$28.44	—	—	—	28.63%
	All contract charges	—	3,304	$91,164	0.00%
2019	Lowest contract charge 1.10% Class IB	$12.27	—	—	—	30.53%
	Highest contract charge 1.70% Class IB	$22.11	—	—	—	29.75%
	All contract charges	—	3,766	$84,257	0.03%
2018	Lowest contract charge 1.10% Class IB(c)	$9.40	—	—	—	(7.57)%
	Highest contract charge 1.70% Class IB	$17.04	—	—	—	(2.01)%
	All contract charges	—	3,990	$71,191	0.17%
2017	Lowest contract charge 1.30% Class IB	$17.89	—	—	—	23.98%
	Highest contract charge 1.70% Class IB	$17.39	—	—	—	23.42%
	All contract charges	—	4,380	$82,106	0.07%

EQ/ClearBridge Select Equity Managed Volatility
2021	Lowest contract charge 1.00% Class IA(s)	$20.05	—	—	—	17.32%
	Highest contract charge 1.70% Class IA	$37.42	—	—	—	23.01%
	All contract charges	—	747	$15,615	0.54%
2020	Lowest contract charge 1.10% Class IA	$16.19	—	—	—	34.58%
	Highest contract charge 1.70% Class IA	$30.42	—	—	—	33.77%
	All contract charges	—	384	$6,704	0.02%
2019	Lowest contract charge 1.10% Class IA	$12.03	—	—	—	32.05%
	Highest contract charge 1.70% Class IA	$22.74	—	—	—	31.29%
	All contract charges	—	223	$3,027	0.35%
2018	Lowest contract charge 1.10% Class IA(c)	$9.11	—	—	—	(9.53)%
	Highest contract charge 1.70% Class IA	$17.32	—	—	—	(11.63)%
	All contract charges	—	148	$1,800	3.47%
2017	Lowest contract charge 1.30% Class IA	$20.25	—	—	—	12.69%
	Highest contract charge 1.70% Class IA	$19.60	—	—	—	12.26%
	All contract charges	—	62	$1,241	1.02%

EQ/ClearBridge Select Equity Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$30.97	—	—	—	23.53%
	Highest contract charge 1.70% Class IB	$29.10	—	—	—	22.99%
	All contract charges	—	126	$3,775	0.54%
2020	Lowest contract charge 1.30% Class IB	$25.07	—	—	—	34.28%
	Highest contract charge 1.70% Class IB	$23.66	—	—	—	33.82%
	All contract charges	—	144	$3,516	0.02%

FSA-215

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility (Continued)
2019	Lowest contract charge 1.30% Class IB	$18.67	—	—	—	31.85%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	171	$3,097	0.35%
2018	Lowest contract charge 1.30% Class IB	$14.16	—	—	—	(11.28)%
	Highest contract charge 1.70% Class IB	$13.47	—	—	—	(11.61)%
	All contract charges	—	182	$2,519	3.47%
2017	Lowest contract charge 1.30% Class IB	$15.96	—	—	—	12.71%
	Highest contract charge 1.70% Class IB	$15.24	—	—	—	12.22%
	All contract charges	—	192	$3,006	1.02%

EQ/Common Stock Index
2021	Lowest contract charge 1.30% Class IA	$43.76	—	—	—	23.30%
	Highest contract charge 1.70% Class IA	$41.65	—	—	—	22.79%
	All contract charges	—	1,851	$80,284	0.72%
2020	Lowest contract charge 1.30% Class IA	$35.49	—	—	—	18.22%
	Highest contract charge 1.70% Class IA	$33.92	—	—	—	17.74%
	All contract charges	—	1,866	$65,656	1.15%
2019	Lowest contract charge 1.30% Class IA	$30.02	—	—	—	28.57%
	Highest contract charge 1.70% Class IA	$28.81	—	—	—	28.04%
	All contract charges	—	1,888	$56,207	1.52%
2018	Lowest contract charge 1.30% Class IA	$23.35	—	—	—	(7.05)%
	Highest contract charge 1.70% Class IA	$22.50	—	—	—	(7.41)%
	All contract charges	—	1,774	$41,118	1.42%
2017	Lowest contract charge 1.30% Class IA	$25.12	—	—	—	18.88%
	Highest contract charge 1.70% Class IA	$24.30	—	—	—	18.42%
	All contract charges	—	1,676	$41,761	1.44%

EQ/Common Stock Index
2021	Lowest contract charge 1.00% Class IB(s)	$22.24	—	—	—	16.99%
	Highest contract charge 1.25% Class IB	$26.07	—	—	—	23.32%
	All contract charges	—	1,820	$42,383	0.72%
2020	Lowest contract charge 1.10% Class IB	$17.98	—	—	—	18.45%
	Highest contract charge 1.25% Class IB	$21.14	—	—	—	18.30%
	All contract charges	—	1,517	$28,719	1.15%
2019	Lowest contract charge 1.10% Class IB	$15.18	—	—	—	28.75%
	Highest contract charge 1.25% Class IB	$17.87	—	—	—	28.56%
	All contract charges	—	1,269	$20,444	1.52%
2018	Lowest contract charge 1.10% Class IB	$11.79	—	—	—	(6.80)%
	Highest contract charge 1.25% Class IB	$13.90	—	—	—	(6.96)%
	All contract charges	—	1,150	$14,452	1.42%
2017	Lowest contract charge 1.10% Class IB	$12.65	—	—	—	19.11%
	Highest contract charge 1.25% Class IB	$14.94	—	—	—	18.95%
	All contract charges	—	685	$9,549	1.44%

EQ/Conservative Allocation(n)
2021	Lowest contract charge 1.00% Class B(s)	$10.73	—	—	—	1.90%
	Highest contract charge 1.25% Class B	$10.69	—	—	—	1.42%
	All contract charges	—	6,239	$66,772	1.59%
2020	Lowest contract charge 1.10% Class B(p)	$10.55	—	—	—	5.08%
	Highest contract charge 1.25% Class B(p)	$10.54	—	—	—	4.98%
	All contract charges	—	5,088	$53,640	1.84%

EQ/Conservative Growth Strategy
2021	Lowest contract charge 0.65% Class IB	$16.41	—	—	—	6.42%
	Highest contract charge 1.70% Class IB	$15.78	—	—	—	5.27%
	All contract charges	—	84,331	$1,396,766	1.49%

FSA-216

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2020	Lowest contract charge 0.65% Class IB	$15.42	—	—	—	9.21%
	Highest contract charge 1.70% Class IB	$14.99	—	—	—	8.07%
	All contract charges	—	90,124	$1,413,931	1.68%
2019	Lowest contract charge 0.65% Class IB	$14.12	—	—	—	12.69%
	Highest contract charge 1.70% Class IB	$13.87	—	—	—	11.41%
	All contract charges	—	95,041	$1,375,782	1.50%
2018	Lowest contract charge 0.65% Class IB	$12.53	—	—	—	(3.91)%
	Highest contract charge 1.70% Class IB	$12.45	—	—	—	(4.89)%
	All contract charges	—	92,579	$1,198,312	1.16%
2017	Lowest contract charge 0.65% Class IB	$13.04	—	—	—	7.33%
	Highest contract charge 1.70% Class IB	$13.09	—	—	—	6.16%
	All contract charges	—	102,892	$1,397,489	1.22%

EQ/Conservative Strategy
2021	Lowest contract charge 1.30% Class IB	$13.05	—	—	—	1.16%
	Highest contract charge 1.70% Class IB	$12.42	—	—	—	0.73%
	All contract charges	—	57,715	$748,830	1.02%
2020	Lowest contract charge 1.30% Class IB	$12.90	—	—	—	5.91%
	Highest contract charge 1.70% Class IB	$12.33	—	—	—	5.47%
	All contract charges	—	63,495	$815,022	1.58%
2019	Lowest contract charge 1.30% Class IB	$12.18	—	—	—	7.50%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	7.15%
	All contract charges	—	55,416	$672,358	1.55%
2018	Lowest contract charge 1.30% Class IB	$11.33	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$10.91	—	—	—	(3.11)%
	All contract charges	—	51,579	$582,463	1.14%
2017	Lowest contract charge 0.65% Class IB	$11.36	—	—	—	3.56%
	Highest contract charge 1.70% Class IB	$11.26	—	—	—	2.55%
	All contract charges	—	61,121	$710,754	0.98%

EQ/Core Bond Index
2021	Lowest contract charge 0.30% Class IB	$11.33	—	—	—	(2.41)%
	Highest contract charge 1.70% Class IB	$10.63	—	—	—	(3.71)%
	All contract charges	—	29,298	$320,247	1.43%
2020	Lowest contract charge 0.30% Class IB	$11.61	—	—	—	5.83%
	Highest contract charge 1.70% Class IB	$11.04	—	—	—	4.25%
	All contract charges	—	28,215	$320,029	1.52%
2019	Lowest contract charge 0.30% Class IB	$10.97	—	—	—	5.89%
	Highest contract charge 1.70% Class IB	$10.59	—	—	—	4.44%
	All contract charges	—	28,028	$304,817	1.89%
2018	Lowest contract charge 0.65% Class IB	$10.45	—	—	—	(0.38)%
	Highest contract charge 1.70% Class IB	$10.14	—	—	—	(1.46)%
	All contract charges	—	28,777	$299,406	1.83%
2017	Lowest contract charge 0.65% Class IB	$10.49	—	—	—	0.77%
	Highest contract charge 1.70% Class IB	$10.29	—	—	—	(0.29)%
	All contract charges	—	31,580	$333,707	1.59%

EQ/Core Plus Bond(v)
2021	Lowest contract charge 1.30% Class B	$13.30	—	—	—	(2.92)%
	Highest contract charge 1.70% Class B	$30.45	—	—	—	(3.36)%
	All contract charges	—	566	$7,011	2.07%
2020	Lowest contract charge 1.30% Class B	$13.70	—	—	—	13.32%
	Highest contract charge 1.70% Class B	$31.51	—	—	—	12.94%
	All contract charges	—	100	$1,503	2.35%
2019	Lowest contract charge 1.30% Class B	$12.09	—	—	—	5.50%
	Highest contract charge 1.70% Class B	$27.90	—	—	—	5.08%
	All contract charges	—	108	$1,477	2.01%

FSA-217

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Plus Bond(v) (Continued)
2018	Lowest contract charge 1.30% Class B	$11.46	—	—	—	(1.80)%
	Highest contract charge 1.70% Class B	$26.55	—	—	—	(2.21)%
	All contract charges	—	111	$1,441	2.02%
2017	Lowest contract charge 1.30% Class B	$11.67	—	—	—	0.95%
	Highest contract charge 1.70% Class B	$27.15	—	—	—	0.52%
	All contract charges	—	139	$1,798	1.55%

EQ/Emerging Markets Equity PLUS
2021	Lowest contract charge 0.65% Class IB	$11.91	—	—	—	(1.24)%
	Highest contract charge 1.70% Class IB	$10.73	—	—	—	(2.28)%
	All contract charges	—	871	$9,843	1.20%
2020	Lowest contract charge 0.65% Class IB	$12.06	—	—	—	13.35%
	Highest contract charge 1.70% Class IB	$10.98	—	—	—	12.16%
	All contract charges	—	801	$9,204	1.16%
2019	Lowest contract charge 0.65% Class IB	$10.64	—	—	—	17.31%
	Highest contract charge 1.70% Class IB	$9.79	—	—	—	16.13%
	All contract charges	—	846	$8,609	1.61%
2018	Lowest contract charge 1.10% Class IB	$8.91	—	—	—	(16.18)%
	Highest contract charge 1.70% Class IB	$8.43	—	—	—	(16.70)%
	All contract charges	—	854	$7,442	1.37%
2017	Lowest contract charge 1.10% Class IB	$10.63	—	—	—	32.54%
	Highest contract charge 1.70% Class IB	$10.12	—	—	—	31.60%
	All contract charges	—	726	$7,516	1.06%

EQ/Equity 500 Index
2021	Lowest contract charge 1.30% Class IA	$44.53	—	—	—	26.33%
	Highest contract charge 1.70% Class IA	$42.39	—	—	—	25.79%
	All contract charges	—	8,339	$366,345	0.88%
2020	Lowest contract charge 1.30% Class IA	$35.25	—	—	—	16.22%
	Highest contract charge 1.70% Class IA	$33.70	—	—	—	15.77%
	All contract charges	—	9,156	$318,522	1.30%
2019	Lowest contract charge 0.65% Class IA	$28.59	—	—	—	29.84%
	Highest contract charge 1.70% Class IA	$29.11	—	—	—	28.46%
	All contract charges	—	9,550	$286,039	1.65%
2018	Lowest contract charge 0.65% Class IA	$22.02	—	—	—	(5.53)%
	Highest contract charge 1.70% Class IA	$22.66	—	—	—	(6.56)%
	All contract charges	—	9,514	$221,167	1.52%
2017	Lowest contract charge 0.65% Class IA	$23.31	—	—	—	20.22%
	Highest contract charge 1.70% Class IA	$24.25	—	—	—	18.99%
	All contract charges	—	9,298	$230,465	1.57%

EQ/Equity 500 Index
2021	Lowest contract charge 0.25% Class IB(s)	$29.32	—	—	—	20.46%
	Highest contract charge 1.25% Class IB	$27.10	—	—	—	26.40%
	All contract charges	—	11,836	$289,731	0.88%
2020	Lowest contract charge 0.30% Class IB	$22.97	—	—	—	17.43%
	Highest contract charge 1.25% Class IB	$21.44	—	—	—	16.27%
	All contract charges	—	9,772	$190,799	1.30%
2019	Lowest contract charge 0.30% Class IB	$19.56	—	—	—	30.31%
	Highest contract charge 1.25% Class IB	$18.44	—	—	—	29.04%
	All contract charges	—	9,053	$153,212	1.65%
2018	Lowest contract charge 0.30% Class IB	$15.01	—	—	—	(5.24)%
	Highest contract charge 1.25% Class IB	$14.29	—	—	—	(6.11)%
	All contract charges	—	7,285	$96,405	1.52%
2017	Lowest contract charge 0.30% Class IB	$15.84	—	—	—	20.64%
	Highest contract charge 1.25% Class IB	$15.22	—	—	—	19.56%
	All contract charges	—	5,525	$78,918	1.57%

FSA-218

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Fidelity Institutional AM® Large Cap
2021	Lowest contract charge 0.30% Class IB	$28.47	—	—	—	24.87%
	Highest contract charge 1.70% Class IB	$40.61	—	—	—	23.10%
	All contract charges	—	5,820	$213,592	0.38%
2020	Lowest contract charge 0.30% Class IB	$22.80	—	—	—	25.90%
	Highest contract charge 1.70% Class IB	$32.99	—	—	—	24.21%
	All contract charges	—	6,342	$190,847	0.68%
2019	Lowest contract charge 0.30% Class IB	$18.11	—	—	—	30.66%
	Highest contract charge 1.70% Class IB	$26.56	—	—	—	28.81%
	All contract charges	—	7,262	$175,368	0.93%
2018	Lowest contract charge 0.30% Class IB(c)	$13.86	—	—	—	(11.10)%
	Highest contract charge 1.70% Class IB(c)	$20.62	—	—	—	(11.35)%
	All contract charges	—	8,016	$150,997	0.25%

EQ/First Trust Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$12.88	—	—	—	9.06%
	Highest contract charge 1.65% Class IB	$12.75	—	—	—	8.70%
	All contract charges	—	7,206	$92,825	0.70%
2020	Lowest contract charge 1.30% Class IB	$11.81	—	—	—	5.45%
	Highest contract charge 1.65% Class IB	$11.73	—	—	—	5.01%
	All contract charges	—	4,675	$55,195	1.14%
2019	Lowest contract charge 1.30% Class IB(e)	$11.20	—	—	—	10.02%
	Highest contract charge 1.65% Class IB(e)	$11.17	—	—	—	9.72%
	All contract charges	—	2,152	$24,104	2.32%

EQ/Franklin Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$12.51	—	—	—	10.71%
	Highest contract charge 1.65% Class IB	$12.39	—	—	—	10.43%
	All contract charges	—	5,549	$69,421	0.84%
2020	Lowest contract charge 1.30% Class IB	$11.30	—	—	—	0.18%
	Highest contract charge 1.65% Class IB	$11.22	—	—	—	(0.18)%
	All contract charges	—	4,143	$46,786	1.20%
2019	Lowest contract charge 1.30% Class IB(e)	$11.28	—	—	—	10.70%
	Highest contract charge 1.65% Class IB(e)	$11.24	—	—	—	10.30%
	All contract charges	—	2,132	$24,040	2.37%

EQ/Franklin Moderate Allocation
2021	Lowest contract charge 1.30% Class IB	$13.20	—	—	—	6.88%
	Highest contract charge 1.70% Class IB	$12.89	—	—	—	6.44%
	All contract charges	—	18,216	$240,065	0.22%
2020	Lowest contract charge 1.30% Class IB	$12.35	—	—	—	1.48%
	Highest contract charge 1.70% Class IB	$12.11	—	—	—	1.09%
	All contract charges	—	17,770	$219,150	0.49%
2019	Lowest contract charge 1.30% Class IB	$12.17	—	—	—	13.53%
	Highest contract charge 1.70% Class IB	$11.98	—	—	—	13.13%
	All contract charges	—	17,095	$207,873	1.06%
2018	Lowest contract charge 1.30% Class IB	$10.72	—	—	—	(7.27)%
	Highest contract charge 1.70% Class IB	$10.59	—	—	—	(7.67)%
	All contract charges	—	15,215	$162,945	1.44%
2017	Lowest contract charge 1.30% Class IB	$11.56	—	—	—	9.37%
	Highest contract charge 1.70% Class IB	$11.47	—	—	—	8.93%
	All contract charges	—	10,544	$121,791	1.06%

EQ/Franklin Rising Dividends
2021	Lowest contract charge 0.30% Class IB	$26.82	—	—	—	26.39%
	Highest contract charge 1.70% Class IB	$27.66	—	—	—	24.59%
	All contract charges	—	4,924	$129,847	0.67%

FSA-219

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Rising Dividends (Continued)
2020	Lowest contract charge 0.30% Class IB	$21.22	—	—	—	15.83%
	Highest contract charge 1.70% Class IB	$22.20	—	—	—	14.20%
	All contract charges	—	5,122	$109,091	0.93%
2019	Lowest contract charge 0.30% Class IB	$18.32	—	—	—	29.38%
	Highest contract charge 1.70% Class IB	$19.44	—	—	—	27.56%
	All contract charges	—	5,399	$101,033	1.13%
2018	Lowest contract charge 0.30% Class IB(c)	$14.16	—	—	—	(7.33)%
	Highest contract charge 1.70% Class IB(c)	$15.24	—	—	—	(7.58)%
	All contract charges	—	5,154	$75,713	0.29%

EQ/Franklin Small Cap Value Managed Volatility
2021	Lowest contract charge 0.65% Class IA	$28.28	—	—	—	18.87%
	Highest contract charge 1.70% Class IA	$30.37	—	—	—	17.62%
	All contract charges	—	77	$2,393	0.36%
2020	Lowest contract charge 0.65% Class IA	$23.79	—	—	—	11.59%
	Highest contract charge 1.70% Class IA	$25.82	—	—	—	10.39%
	All contract charges	—	75	$1,999	0.72%
2019	Lowest contract charge 0.65% Class IA	$21.32	—	—	—	24.68%
	Highest contract charge 1.70% Class IA	$23.39	—	—	—	23.36%
	All contract charges	—	83	$2,015	0.88%
2018	Lowest contract charge 0.65% Class IA	$17.10	—	—	—	(13.42)%
	Highest contract charge 1.70% Class IA	$18.96	—	—	—	(14.32)%
	All contract charges	—	99	$1,932	0.60%
2017	Lowest contract charge 1.30% Class IA	$22.87	—	—	—	10.27%
	Highest contract charge 1.70% Class IA	$22.13	—	—	—	9.88%
	All contract charges	—	131	$2,962	0.55%

EQ/Franklin Small Cap Value Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$24.37	—	—	—	18.07%
	Highest contract charge 1.70% Class IB	$22.90	—	—	—	17.56%
	All contract charges	—	297	$7,059	0.36%
2020	Lowest contract charge 1.30% Class IB	$20.64	—	—	—	10.85%
	Highest contract charge 1.70% Class IB	$19.48	—	—	—	10.43%
	All contract charges	—	362	$7,310	0.72%
2019	Lowest contract charge 1.30% Class IB	$18.62	—	—	—	23.89%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	448	$8,145	0.88%
2018	Lowest contract charge 1.30% Class IB	$15.03	—	—	—	(13.97)%
	Highest contract charge 1.70% Class IB	$14.30	—	—	—	(14.32)%
	All contract charges	—	460	$6,784	0.60%
2017	Lowest contract charge 1.30% Class IB	$17.47	—	—	—	10.29%
	Highest contract charge 1.70% Class IB	$16.69	—	—	—	9.87%
	All contract charges	—	529	$9,057	0.55%

EQ/Franklin Strategic Income
2021	Lowest contract charge 0.65% Class IB	$13.81	—	—	—	0.51%
	Highest contract charge 1.70% Class IB	$13.69	—	—	—	(0.51)%
	All contract charges	—	3,563	$50,603	2.92%
2020	Lowest contract charge 0.65% Class IB	$13.74	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$13.76	—	—	—	3.15%
	All contract charges	—	3,838	$54,614	2.91%
2019	Lowest contract charge 0.65% Class IB	$13.17	—	—	—	8.04%
	Highest contract charge 1.70% Class IB	$13.34	—	—	—	6.89%
	All contract charges	—	4,309	$59,212	4.01%
2018	Lowest contract charge 0.65% Class IB(c)	$12.19	—	—	—	(1.30)%
	Highest contract charge 1.70% Class IB(c)	$12.48	—	—	—	(1.42)%
	All contract charges	—	4,422	$56,645	0.70%

FSA-220

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Equity Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$23.04	—	—	—	14.34%
	Highest contract charge 1.70% Class IA	$21.94	—	—	—	13.91%
	All contract charges	—	240	$5,436	0.86%
2020	Lowest contract charge 1.30% Class IA	$20.15	—	—	—	12.82%
	Highest contract charge 1.70% Class IA	$19.26	—	—	—	12.37%
	All contract charges	—	284	$5,639	0.63%
2019	Lowest contract charge 1.30% Class IA	$17.86	—	—	—	23.60%
	Highest contract charge 1.70% Class IA	$17.14	—	—	—	23.13%
	All contract charges	—	312	$5,520	1.30%
2018	Lowest contract charge 1.30% Class IA	$14.45	—	—	—	(13.27)%
	Highest contract charge 1.70% Class IA	$13.92	—	—	—	(13.65)%
	All contract charges	—	361	$5,171	0.99%
2017	Lowest contract charge 1.30% Class IA	$16.66	—	—	—	24.42%
	Highest contract charge 1.70% Class IA	$16.12	—	—	—	23.90%
	All contract charges	—	413	$6,818	1.08%

EQ/Global Equity Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$48.90	—	—	—	14.39%
	Highest contract charge 1.70% Class IB	$33.83	—	—	—	13.94%
	All contract charges	—	185	$8,180	0.86%
2020	Lowest contract charge 1.30% Class IB	$42.75	—	—	—	12.80%
	Highest contract charge 1.70% Class IB	$29.69	—	—	—	12.33%
	All contract charges	—	210	$8,076	0.63%
2019	Lowest contract charge 1.30% Class IB	$37.90	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$26.43	—	—	—	23.16%
	All contract charges	—	264	$9,057	1.30%
2018	Lowest contract charge 1.30% Class IB	$30.65	—	—	—	(13.32)%
	Highest contract charge 1.70% Class IB	$21.46	—	—	—	(13.68)%
	All contract charges	—	279	$7,728	0.99%
2017	Lowest contract charge 1.30% Class IB	$35.36	—	—	—	24.46%
	Highest contract charge 1.70% Class IB	$24.86	—	—	—	23.93%
	All contract charges	—	341	$10,751	1.08%

EQ/Goldman Sachs Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$12.97	—	—	—	12.10%
	Highest contract charge 1.65% Class IB	$12.84	—	—	—	11.75%
	All contract charges	—	16,472	$213,565	0.17%
2020	Lowest contract charge 1.30% Class IB	$11.57	—	—	—	1.40%
	Highest contract charge 1.65% Class IB	$11.49	—	—	—	1.06%
	All contract charges	—	12,089	$139,814	0.83%
2019	Lowest contract charge 1.30% Class IB(e)	$11.41	—	—	—	11.75%
	Highest contract charge 1.65% Class IB(e)	$11.37	—	—	—	11.36%
	All contract charges	—	5,885	$67,114	1.53%

EQ/Goldman Sachs Mid Cap Value
2021	Lowest contract charge 1.30% Class IB	$34.78	—	—	—	28.81%
	Highest contract charge 1.70% Class IB	$33.11	—	—	—	28.28%
	All contract charges	—	1,169	$39,801	0.27%
2020	Lowest contract charge 1.30% Class IB	$27.00	—	—	—	7.06%
	Highest contract charge 1.70% Class IB	$25.81	—	—	—	6.65%
	All contract charges	—	999	$26,640	0.59%
2019	Lowest contract charge 1.30% Class IB	$25.22	—	—	—	29.07%
	Highest contract charge 1.70% Class IB	$24.20	—	—	—	28.52%
	All contract charges	—	1,125	$28,056	0.84%
2018	Lowest contract charge 1.30% Class IB(c)	$19.54	—	—	—	(8.90)%
	Highest contract charge 1.70% Class IB(c)	$18.83	—	—	—	(8.99)%
	All contract charges	—	1,251	$24,185	0.22%

FSA-221

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Goldman Sachs Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$13.46	—	—	—	9.16%
	Highest contract charge 1.70% Class IB	$13.10	—	—	—	8.71%
	All contract charges	—	58,039	$779,220	0.05%
2020	Lowest contract charge 1.30% Class IB	$12.33	—	—	—	3.70%
	Highest contract charge 1.70% Class IB	$12.05	—	—	—	3.26%
	All contract charges	—	57,852	$711,805	0.15%
2019	Lowest contract charge 1.30% Class IB	$11.89	—	—	—	16.00%
	Highest contract charge 1.70% Class IB	$11.67	—	—	—	15.54%
	All contract charges	—	55,645	$660,493	1.03%
2018	Lowest contract charge 1.30% Class IB	$10.25	—	—	—	(6.31)%
	Highest contract charge 1.70% Class IB	$10.10	—	—	—	(6.74)%
	All contract charges	—	49,320	$504,559	0.98%
2017	Lowest contract charge 1.30% Class IB	$10.94	—	—	—	8.96%
	Highest contract charge 1.70% Class IB	$10.83	—	—	—	8.63%
	All contract charges	—	41,484	$453,329	0.53%

EQ/Growth Strategy
2021	Lowest contract charge 0.65% Class IB	$22.76	—	—	—	13.63%
	Highest contract charge 1.70% Class IB	$22.25	—	—	—	12.37%
	All contract charges	—	217,476	$5,132,949	2.19%
2020	Lowest contract charge 0.65% Class IB	$20.03	—	—	—	12.85%
	Highest contract charge 1.70% Class IB	$19.80	—	—	—	11.68%
	All contract charges	—	236,181	$4,943,766	2.05%
2019	Lowest contract charge 0.65% Class IB	$17.75	—	—	—	19.45%
	Highest contract charge 1.70% Class IB	$17.73	—	—	—	18.20%
	All contract charges	—	257,244	$4,807,345	1.55%
2018	Lowest contract charge 0.65% Class IB	$14.86	—	—	—	(6.66)%
	Highest contract charge 1.70% Class IB	$15.00	—	—	—	(7.69)%
	All contract charges	—	254,814	$4,017,172	1.20%
2017	Lowest contract charge 0.65% Class IB	$15.92	—	—	—	12.99%
	Highest contract charge 1.70% Class IB	$16.25	—	—	—	11.84%
	All contract charges	—	255,967	$4,359,904	1.55%

EQ/Intermediate Government Bond
2021	Lowest contract charge 0.30% Class IB	$10.67	—	—	—	(2.47)%
	Highest contract charge 1.70% Class IB	$9.67	—	—	—	(3.78)%
	All contract charges	—	11,134	$113,304	0.65%
2020	Lowest contract charge 0.30% Class IB	$10.94	—	—	—	3.99%
	Highest contract charge 1.70% Class IB	$10.05	—	—	—	2.55%
	All contract charges	—	13,909	$145,836	1.08%
2019	Lowest contract charge 0.30% Class IB	$10.52	—	—	—	3.85%
	Highest contract charge 1.70% Class IB	$9.80	—	—	—	2.40%
	All contract charges	—	10,978	$112,959	1.57%
2018	Lowest contract charge 0.30% Class IB	$10.13	—	—	—	0.60%
	Highest contract charge 1.70% Class IB	$9.57	—	—	—	(0.93)%
	All contract charges	—	11,177	$111,962	1.24%
2017	Lowest contract charge 0.30% Class IB	$10.07	—	—	—	0.00%
	Highest contract charge 1.70% Class IB	$9.66	—	—	—	(1.33)%
	All contract charges	—	12,267	$123,980	0.85%

EQ/International Core Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$15.15	—	—	—	8.60%
	Highest contract charge 1.70% Class IA	$14.42	—	—	—	8.18%
	All contract charges	—	352	$5,301	2.25%
2020	Lowest contract charge 1.30% Class IA	$13.95	—	—	—	7.06%
	Highest contract charge 1.70% Class IA	$13.33	—	—	—	6.64%
	All contract charges	—	370	$5,120	1.39%

FSA-222

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility (Continued)
2019	Lowest contract charge 1.30% Class IA	$13.03	—	—	—	20.87%
	Highest contract charge 1.70% Class IA	$12.50	—	—	—	20.31%
	All contract charges	—	400	$5,157	2.00%
2018	Lowest contract charge 1.30% Class IA	$10.78	—	—	—	(15.98)%
	Highest contract charge 1.70% Class IA	$10.39	—	—	—	(16.34)%
	All contract charges	—	435	$4,650	1.70%
2017	Lowest contract charge 1.30% Class IA	$12.83	—	—	—	24.68%
	Highest contract charge 1.70% Class IA	$12.42	—	—	—	24.20%
	All contract charges	—	432	$5,495	1.66%

EQ/International Core Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$21.07	—	—	—	8.61%
	Highest contract charge 1.70% Class IB	$16.45	—	—	—	8.15%
	All contract charges	—	305	$5,950	2.25%
2020	Lowest contract charge 1.30% Class IB	$19.40	—	—	—	7.06%
	Highest contract charge 1.70% Class IB	$15.21	—	—	—	6.59%
	All contract charges	—	354	$6,372	1.39%
2019	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	20.88%
	Highest contract charge 1.70% Class IB	$14.27	—	—	—	20.42%
	All contract charges	—	448	$7,498	2.00%
2018	Lowest contract charge 1.30% Class IB	$14.99	—	—	—	(16.02)%
	Highest contract charge 1.70% Class IB	$11.85	—	—	—	(16.37)%
	All contract charges	—	437	$6,117	1.70%
2017	Lowest contract charge 1.30% Class IB	$17.85	—	—	—	24.65%
	Highest contract charge 1.70% Class IB	$14.17	—	—	—	24.19%
	All contract charges	—	491	$8,206	1.66%

EQ/International Equity Index
2021	Lowest contract charge 1.30% Class IA	$15.35	—	—	—	9.49%
	Highest contract charge 1.70% Class IA	$14.61	—	—	—	9.03%
	All contract charges	—	2,069	$31,286	3.38%
2020	Lowest contract charge 1.30% Class IA	$14.02	—	—	—	2.49%
	Highest contract charge 1.70% Class IA	$13.40	—	—	—	2.06%
	All contract charges	—	2,123	$29,331	2.00%
2019	Lowest contract charge 1.30% Class IA	$13.68	—	—	—	20.63%
	Highest contract charge 1.70% Class IA	$13.13	—	—	—	20.13%
	All contract charges	—	2,218	$29,952	2.89%
2018	Lowest contract charge 1.30% Class IA	$11.34	—	—	—	(16.31)%
	Highest contract charge 1.70% Class IA	$10.93	—	—	—	(16.63)%
	All contract charges	—	2,374	$26,596	2.56%
2017	Lowest contract charge 1.30% Class IA	$13.55	—	—	—	21.63%
	Highest contract charge 1.70% Class IA	$13.11	—	—	—	21.16%
	All contract charges	—	2,318	$31,039	2.94%

EQ/International Equity Index
2021	Lowest contract charge 0.30% Class IB	$13.55	—	—	—	10.61%
	Highest contract charge 1.25% Class IB	$12.53	—	—	—	9.53%
	All contract charges	—	2,610	$32,595	3.38%
2020	Lowest contract charge 0.30% Class IB	$12.25	—	—	—	3.55%
	Highest contract charge 1.25% Class IB	$11.44	—	—	—	2.51%
	All contract charges	—	2,217	$25,259	2.00%
2019	Lowest contract charge 0.30% Class IB	$11.83	—	—	—	21.71%
	Highest contract charge 1.25% Class IB	$11.16	—	—	—	20.65%
	All contract charges	—	2,005	$22,282	2.89%
2018	Lowest contract charge 0.30% Class IB	$9.72	—	—	—	(15.40)%
	Highest contract charge 1.25% Class IB	$9.25	—	—	—	(16.21)%
	All contract charges	—	1,800	$16,585	2.56%

FSA-223

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Equity Index (Continued)
2017	Lowest contract charge 0.30% Class IB	$11.49	—	—	—	22.89%
	Highest contract charge 1.25% Class IB	$11.04	—	—	—	21.72%
	All contract charges	—	1,689	$18,593	2.94%

EQ/International Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$14.73	—	—	—	9.19%
	Highest contract charge 1.70% Class IB	$14.02	—	—	—	8.77%
	All contract charges	—	5,565	$80,392	2.95%
2020	Lowest contract charge 1.30% Class IB	$13.49	—	—	—	5.31%
	Highest contract charge 1.70% Class IB	$12.89	—	—	—	4.80%
	All contract charges	—	6,573	$87,104	1.58%
2019	Lowest contract charge 0.65% Class IB	$12.90	—	—	—	20.56%
	Highest contract charge 1.70% Class IB	$12.30	—	—	—	19.42%
	All contract charges	—	7,150	$90,136	2.23%
2018	Lowest contract charge 0.65% Class IB	$10.70	—	—	—	(14.94)%
	Highest contract charge 1.70% Class IB	$10.30	—	—	—	(15.92)%
	All contract charges	—	8,262	$87,056	1.79%
2017	Lowest contract charge 0.65% Class IB	$12.58	—	—	—	23.45%
	Highest contract charge 1.70% Class IB	$12.25	—	—	—	22.13%
	All contract charges	—	9,065	$113,324	1.96%

EQ/International Value Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$13.98	—	—	—	8.88%
	Highest contract charge 1.70% Class IA	$13.31	—	—	—	8.48%
	All contract charges	—	157	$2,173	2.07%
2020	Lowest contract charge 1.30% Class IA	$12.84	—	—	—	2.88%
	Highest contract charge 1.70% Class IA	$12.27	—	—	—	2.42%
	All contract charges	—	180	$2,265	1.31%
2019	Lowest contract charge 1.30% Class IA	$12.48	—	—	—	21.05%
	Highest contract charge 1.70% Class IA	$11.98	—	—	—	20.52%
	All contract charges	—	205	$2,524	2.20%
2018	Lowest contract charge 1.30% Class IA	$10.31	—	—	—	(17.59)%
	Highest contract charge 1.70% Class IA	$9.94	—	—	—	(17.92)%
	All contract charges	—	233	$2,379	1.62%
2017	Lowest contract charge 1.30% Class IA	$12.51	—	—	—	21.69%
	Highest contract charge 1.70% Class IA	$12.11	—	—	—	21.34%
	All contract charges	—	277	$3,440	1.87%

EQ/Invesco Comstock
2021	Lowest contract charge 1.30% Class IA	$32.40	—	—	—	31.28%
	Highest contract charge 1.70% Class IA	$30.84	—	—	—	30.73%
	All contract charges	—	1,646	$52,673	1.13%
2020	Lowest contract charge 1.30% Class IA	$24.68	—	—	—	(2.06)%
	Highest contract charge 1.70% Class IA	$23.59	—	—	—	(2.44)%
	All contract charges	—	1,684	$41,078	1.97%
2019	Lowest contract charge 1.30% Class IA	$25.20	—	—	—	23.35%
	Highest contract charge 1.70% Class IA	$24.18	—	—	—	22.87%
	All contract charges	—	1,817	$45,272	2.10%
2018	Lowest contract charge 1.30% Class IA	$20.43	—	—	—	(13.54)%
	Highest contract charge 1.70% Class IA	$19.68	—	—	—	(13.91)%
	All contract charges	—	1,786	$36,147	1.68%
2017	Lowest contract charge 1.30% Class IA	$23.63	—	—	—	16.46%
	Highest contract charge 1.70% Class IA	$22.86	—	—	—	15.98%
	All contract charges	—	1,362	$31,909	0.80%

FSA-224

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock
2021	Lowest contract charge 1.30% Class IB	$28.58	—	—	—	31.28%
	Highest contract charge 1.70% Class IB	$26.71	—	—	—	30.74%
	All contract charges	—	244	$6,833	1.13%
2020	Lowest contract charge 1.30% Class IB	$21.77	—	—	—	(2.07)%
	Highest contract charge 1.70% Class IB	$20.43	—	—	—	(2.48)%
	All contract charges	—	296	$6,291	1.97%
2019	Lowest contract charge 1.30% Class IB	$22.23	—	—	—	23.36%
	Highest contract charge 1.70% Class IB	$20.95	—	—	—	22.87%
	All contract charges	—	359	$7,780	2.10%
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(13.53)%
	Highest contract charge 1.70% Class IB	$17.05	—	—	—	(13.89)%
	All contract charges	—	379	$6,686	1.68%
2017	Lowest contract charge 1.30% Class IB	$20.84	—	—	—	16.42%
	Highest contract charge 1.70% Class IB	$19.80	—	—	—	15.99%
	All contract charges	—	461	$9,403	0.80%

EQ/Invesco Global
2021	Lowest contract charge 1.30% Class IA	$33.09	—	—	—	13.56%
	Highest contract charge 1.70% Class IA	$31.50	—	—	—	13.11%
	All contract charges	—	2,159	$70,632	0.00%
2020	Lowest contract charge 1.30% Class IA	$29.14	—	—	—	25.39%
	Highest contract charge 1.70% Class IA	$27.85	—	—	—	24.89%
	All contract charges	—	2,343	$67,513	0.00%
2019	Lowest contract charge 1.30% Class IA	$23.24	—	—	—	29.40%
	Highest contract charge 1.70% Class IA	$22.30	—	—	—	28.83%
	All contract charges	—	2,607	$59,980	0.35%
2018	Lowest contract charge 1.30% Class IA	$17.96	—	—	—	(14.60)%
	Highest contract charge 1.70% Class IA	$17.31	—	—	—	(14.94)%
	All contract charges	—	2,807	$49,903	0.35%
2017	Lowest contract charge 1.30% Class IA	$21.03	—	—	—	33.86%
	Highest contract charge 1.70% Class IA	$20.35	—	—	—	33.36%
	All contract charges	—	3,093	$64,193	0.60%

EQ/Invesco Global
2021	Lowest contract charge 1.00% Class IB(s)	$19.81	—	—	—	13.33%
	Highest contract charge 1.70% Class IB	$28.14	—	—	—	13.15%
	All contract charges	—	1,787	$39,541	0.00%
2020	Lowest contract charge 1.10% Class IB	$17.39	—	—	—	25.65%
	Highest contract charge 1.70% Class IB	$24.87	—	—	—	24.85%
	All contract charges	—	1,723	$33,969	0.00%
2019	Lowest contract charge 1.10% Class IB	$13.84	—	—	—	29.71%
	Highest contract charge 1.70% Class IB	$19.92	—	—	—	28.85%
	All contract charges	—	1,892	$30,475	0.35%
2018	Lowest contract charge 0.30% Class IB	$12.57	—	—	—	(13.73)%
	Highest contract charge 1.70% Class IB	$15.46	—	—	—	(14.91)%
	All contract charges	—	1,748	$22,406	0.35%
2017	Lowest contract charge 0.30% Class IB	$14.57	—	—	—	35.16%
	Highest contract charge 1.70% Class IB	$18.17	—	—	—	33.31%
	All contract charges	—	1,311	$20,934	0.60%

EQ/Invesco Global Real Assets
2021	Lowest contract charge 0.30% Class IB	$14.65	—	—	—	20.68%
	Highest contract charge 1.70% Class IB	$18.74	—	—	—	18.98%
	All contract charges	—	3,520	$60,723	2.92%
2020	Lowest contract charge 0.30% Class IB	$12.14	—	—	—	(12.47)%
	Highest contract charge 1.70% Class IB	$15.75	—	—	—	(13.70)%
	All contract charges	—	3,801	$55,837	2.33%

FSA-225

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Global Real Assets (Continued)
2019	Lowest contract charge 0.30% Class IB	$13.87	—	—	—	22.10%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	20.38%
	All contract charges	—	4,242	$72,930	4.39%
2018	Lowest contract charge 0.30% Class IB(c)	$11.36	—	—	—	(0.79)%
	Highest contract charge 1.70% Class IB(c)	$15.16	—	—	—	(1.04)%
	All contract charges	—	4,591	$66,530	0.55%

EQ/Invesco International Growth
2021	Lowest contract charge 0.30% Class IB	$15.50	—	—	—	5.51%
	Highest contract charge 1.70% Class IB	$18.62	—	—	—	3.96%
	All contract charges	—	2,619	$45,674	1.37%
2020	Lowest contract charge 0.30% Class IB	$14.69	—	—	—	13.26%
	Highest contract charge 1.70% Class IB	$17.91	—	—	—	11.66%
	All contract charges	—	2,757	$46,517	0.80%
2019	Lowest contract charge 0.30% Class IB	$12.97	—	—	—	27.78%
	Highest contract charge 1.70% Class IB	$16.04	—	—	—	26.00%
	All contract charges	—	3,182	$48,251	1.63%
2018	Lowest contract charge 0.30% Class IB(c)	$10.15	—	—	—	(5.05)%
	Highest contract charge 1.70% Class IB(c)	$12.73	—	—	—	(5.35)%
	All contract charges	—	3,491	$42,018	0.21%

EQ/Invesco Moderate Allocation
2021	Lowest contract charge 1.30% Class IB	$12.67	—	—	—	6.56%
	Highest contract charge 1.70% Class IB	$12.34	—	—	—	6.20%
	All contract charges	—	28,975	$366,433	0.00%
2020	Lowest contract charge 1.30% Class IB	$11.89	—	—	—	7.12%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	6.70%
	All contract charges	—	29,052	$344,796	0.18%
2019	Lowest contract charge 1.30% Class IB	$11.10	—	—	—	12.92%
	Highest contract charge 1.70% Class IB	$10.89	—	—	—	12.38%
	All contract charges	—	27,572	$305,533	1.03%
2018	Lowest contract charge 1.30% Class IB	$9.83	—	—	—	(6.29)%
	Highest contract charge 1.70% Class IB	$9.69	—	—	—	(6.65)%
	All contract charges	—	25,664	$251,973	0.83%
2017	Lowest contract charge 1.30% Class IB	$10.49	—	—	—	8.37%
	Highest contract charge 1.70% Class IB	$10.38	—	—	—	7.90%
	All contract charges	—	22,093	$231,467	0.31%

EQ/Invesco Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$13.19	—	—	—	8.65%
	Highest contract charge 1.65% Class IB	$13.06	—	—	—	8.38%
	All contract charges	—	7,325	$96,615	0.29%
2020	Lowest contract charge 1.30% Class IB	$12.14	—	—	—	7.72%
	Highest contract charge 1.65% Class IB	$12.05	—	—	—	7.30%
	All contract charges	—	5,068	$61,499	0.71%
2019	Lowest contract charge 1.30% Class IB(e)	$11.27	—	—	—	10.82%
	Highest contract charge 1.65% Class IB(e)	$11.23	—	—	—	10.42%
	All contract charges	—	2,655	$29,906	1.76%

EQ/Janus Enterprise(i)
2021	Lowest contract charge 1.30% Class IA	$34.47	—	—	—	15.32%
	Highest contract charge 1.70% Class IA	$32.81	—	—	—	14.84%
	All contract charges	—	1,946	$66,139	0.10%
2020	Lowest contract charge 1.30% Class IA	$29.89	—	—	—	17.26%
	Highest contract charge 1.70% Class IA	$28.57	—	—	—	16.80%
	All contract charges	—	2,121	$62,618	0.00%
2019	Lowest contract charge 1.30% Class IA	$25.49	—	—	—	34.73%
	Highest contract charge 1.70% Class IA	$24.46	—	—	—	34.17%
	All contract charges	—	1,798	$45,305	0.02%

FSA-226

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise(i) (Continued)
2018	Lowest contract charge 1.30% Class IA	$18.92	—	—	—	(3.07)%
	Highest contract charge 1.70% Class IA	$18.23	—	—	—	(3.49)%
	All contract charges	—	1,843	$34,523	0.00%
2017	Lowest contract charge 1.30% Class IA	$19.52	—	—	—	26.26%
	Highest contract charge 1.70% Class IA	$18.89	—	—	—	25.77%
	All contract charges	—	1,844	$35,682	0.00%

EQ/Janus Enterprise(i)
2021	Lowest contract charge 0.30% Class IB	$22.27	—	—	—	16.47%
	Highest contract charge 1.70% Class IB	$40.80	—	—	—	14.83%
	All contract charges	—	1,737	$44,985	0.10%
2020	Lowest contract charge 0.30% Class IB	$19.12	—	—	—	18.46%
	Highest contract charge 1.70% Class IB	$35.53	—	—	—	16.80%
	All contract charges	—	1,547	$38,306	0.00%
2019	Lowest contract charge 0.30% Class IB	$16.14	—	—	—	36.09%
	Highest contract charge 1.70% Class IB	$30.42	—	—	—	34.13%
	All contract charges	—	1,220	$23,984	0.02%
2018	Lowest contract charge 1.10% Class IB	$10.37	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IB	$22.68	—	—	—	(3.45)%
	All contract charges	—	1,110	$17,273	0.00%
2017	Lowest contract charge 1.10% Class IB	$10.68	—	—	—	26.54%
	Highest contract charge 1.70% Class IB	$23.49	—	—	—	25.75%
	All contract charges	—	1,012	$18,086	0.00%

EQ/JPMorgan Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$13.05	—	—	—	11.44%
	Highest contract charge 1.65% Class IB	$12.86	—	—	—	11.05%
	All contract charges	—	25,285	$329,853	0.00%
2020	Lowest contract charge 1.30% Class IB	$11.71	—	—	—	7.33%
	Highest contract charge 1.65% Class IB	$11.58	—	—	—	6.93%
	All contract charges	—	20,470	$239,727	0.01%
2019	Lowest contract charge 1.30% Class IB	$10.91	—	—	—	14.36%
	Highest contract charge 1.65% Class IB	$10.83	—	—	—	13.88%
	All contract charges	—	15,163	$165,454	0.95%
2018	Lowest contract charge 1.30% Class IB(b)	$9.54	—	—	—	(6.01)%
	Highest contract charge 1.65% Class IB(b)	$9.51	—	—	—	(6.21)%
	All contract charges	—	7,242	$69,110	1.23%

EQ/JPMorgan Value Opportunities
2021	Lowest contract charge 1.30% Class IA	$34.92	—	—	—	21.59%
	Highest contract charge 1.70% Class IA	$33.24	—	—	—	21.09%
	All contract charges	—	378	$12,920	0.83%
2020	Lowest contract charge 1.30% Class IA	$28.72	—	—	—	9.62%
	Highest contract charge 1.70% Class IA	$27.45	—	—	—	9.19%
	All contract charges	—	385	$10,861	1.20%
2019	Lowest contract charge 1.30% Class IA	$26.20	—	—	—	25.90%
	Highest contract charge 1.70% Class IA	$25.14	—	—	—	25.32%
	All contract charges	—	404	$10,437	1.30%
2018	Lowest contract charge 1.30% Class IA	$20.81	—	—	—	(16.53)%
	Highest contract charge 1.70% Class IA	$20.06	—	—	—	(16.83)%
	All contract charges	—	467	$9,617	0.99%
2017	Lowest contract charge 1.30% Class IA	$24.93	—	—	—	16.22%
	Highest contract charge 1.70% Class IA	$24.12	—	—	—	15.74%
	All contract charges	—	485	$11,969	0.87%

EQ/JPMorgan Value Opportunities
2021	Lowest contract charge 0.30% Class IB	$15.32	—	—	—	22.85%
	Highest contract charge 1.70% Class IB	$37.42	—	—	—	21.10%
	All contract charges	—	2,591	$43,410	0.83%

FSA-227

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/JPMorgan Value Opportunities (Continued)
2020	Lowest contract charge 0.30% Class IB	$12.47	—	—	—	10.75%
	Highest contract charge 1.70% Class IB	$30.90	—	—	—	9.19%
	All contract charges	—	1,226	$20,006	1.20%
2019	Lowest contract charge 0.30% Class IB(c)	$11.26	—	—	—	27.09%
	Highest contract charge 1.70% Class IB	$28.30	—	—	—	25.39%
	All contract charges	—	835	$14,864	1.30%
2018	Lowest contract charge 1.10% Class IB(c)	$8.84	—	—	—	(10.44)%
	Highest contract charge 1.70% Class IB	$22.57	—	—	—	(16.87)%
	All contract charges	—	373	$7,945	0.99%
2017	Lowest contract charge 1.30% Class IB	$26.68	—	—	—	16.20%
	Highest contract charge 1.70% Class IB	$27.15	—	—	—	15.73%
	All contract charges	—	378	$9,976	0.87%

EQ/Large Cap Core Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$41.34	—	—	—	25.65%
	Highest contract charge 1.70% Class IB	$29.23	—	—	—	25.18%
	All contract charges	—	235	$8,738	0.37%
2020	Lowest contract charge 1.30% Class IB	$32.90	—	—	—	14.75%
	Highest contract charge 1.70% Class IB	$23.35	—	—	—	14.29%
	All contract charges	—	309	$9,173	0.69%
2019	Lowest contract charge 1.30% Class IB	$28.67	—	—	—	28.28%
	Highest contract charge 1.70% Class IB	$20.43	—	—	—	27.77%
	All contract charges	—	366	$9,561	1.25%
2018	Lowest contract charge 1.30% Class IB	$22.35	—	—	—	(7.64)%
	Highest contract charge 1.70% Class IB	$15.99	—	—	—	(8.05)%
	All contract charges	—	401	$8,197	0.97%
2017	Lowest contract charge 1.30% Class IB	$24.20	—	—	—	20.40%
	Highest contract charge 1.70% Class IB	$17.39	—	—	—	19.93%
	All contract charges	—	487	$10,843	1.01%

EQ/Large Cap Growth Index
2021	Lowest contract charge 0.65% Class IA	$55.72	—	—	—	25.92%
	Highest contract charge 1.70% Class IA	$57.05	—	—	—	24.56%
	All contract charges	—	1,652	$97,868	0.05%
2020	Lowest contract charge 0.65% Class IA	$44.25	—	—	—	36.41%
	Highest contract charge 1.70% Class IA	$45.80	—	—	—	34.98%
	All contract charges	—	1,837	$87,022	0.30%
2019	Lowest contract charge 0.65% Class IA	$32.44	—	—	—	34.44%
	Highest contract charge 1.70% Class IA	$33.93	—	—	—	33.01%
	All contract charges	—	2,094	$73,076	0.64%
2018	Lowest contract charge 0.65% Class IA	$24.13	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IA	$25.51	—	—	—	(3.92)%
	All contract charges	—	1,822	$47,830	0.66%
2017	Lowest contract charge 0.65% Class IA	$24.85	—	—	—	28.42%
	Highest contract charge 1.70% Class IA	$26.55	—	—	—	27.03%
	All contract charges	—	1,806	$49,189	0.81%

EQ/Large Cap Growth Index
2021	Lowest contract charge 0.30% Class IB	$38.08	—	—	—	26.34%
	Highest contract charge 1.25% Class IB	$35.21	—	—	—	25.12%
	All contract charges	—	2,310	$72,116	0.05%
2020	Lowest contract charge 0.30% Class IB	$30.14	—	—	—	36.94%
	Highest contract charge 1.25% Class IB	$28.14	—	—	—	35.61%
	All contract charges	—	1,810	$45,320	0.30%
2019	Lowest contract charge 0.30% Class IB	$22.01	—	—	—	34.87%
	Highest contract charge 1.25% Class IB	$20.75	—	—	—	33.61%
	All contract charges	—	1,749	$32,598	0.64%

FSA-228

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Index (Continued)
2018	Lowest contract charge 1.10% Class IB	$12.84	—	—	—	(3.31)%
	Highest contract charge 1.25% Class IB	$15.53	—	—	—	(3.48)%
	All contract charges	—	1,569	$21,979	0.66%
2017	Lowest contract charge 1.10% Class IB	$13.28	—	—	—	27.82%
	Highest contract charge 1.25% Class IB	$16.09	—	—	—	27.60%
	All contract charges	—	1,263	$18,737	0.81%

EQ/Large Cap Growth Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$50.21	—	—	—	22.76%
	Highest contract charge 1.70% Class IA	$47.80	—	—	—	22.25%
	All contract charges	—	143	$7,074	0.00%
2020	Lowest contract charge 1.30% Class IA	$40.90	—	—	—	30.30%
	Highest contract charge 1.70% Class IA	$39.10	—	—	—	29.77%
	All contract charges	—	174	$7,015	0.08%
2019	Lowest contract charge 1.30% Class IA	$31.39	—	—	—	31.95%
	Highest contract charge 1.70% Class IA	$30.13	—	—	—	31.46%
	All contract charges	—	193	$5,981	0.42%
2018	Lowest contract charge 1.30% Class IA	$23.79	—	—	—	(4.23)%
	Highest contract charge 1.70% Class IA	$22.92	—	—	—	(4.62)%
	All contract charges	—	216	$5,059	0.47%
2017	Lowest contract charge 1.30% Class IA	$24.84	—	—	—	27.52%
	Highest contract charge 1.70% Class IA	$24.03	—	—	—	27.01%
	All contract charges	—	255	$6,271	0.48%

EQ/Large Cap Growth Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$58.62	—	—	—	22.76%
	Highest contract charge 1.70% Class IB	$61.88	—	—	—	22.27%
	All contract charges	—	333	$19,520	0.00%
2020	Lowest contract charge 1.30% Class IB	$47.75	—	—	—	30.29%
	Highest contract charge 1.70% Class IB	$50.61	—	—	—	29.77%
	All contract charges	—	402	$19,174	0.08%
2019	Lowest contract charge 1.30% Class IB	$36.65	—	—	—	31.98%
	Highest contract charge 1.70% Class IB	$39.00	—	—	—	31.45%
	All contract charges	—	526	$19,377	0.42%
2018	Lowest contract charge 1.30% Class IB	$27.77	—	—	—	(4.24)%
	Highest contract charge 1.70% Class IB	$29.67	—	—	—	(4.63)%
	All contract charges	—	570	$15,944	0.47%
2017	Lowest contract charge 1.30% Class IB	$29.00	—	—	—	27.53%
	Highest contract charge 1.70% Class IB	$31.11	—	—	—	27.03%
	All contract charges	—	668	$19,555	0.48%

EQ/Large Cap Value Index
2021	Lowest contract charge 1.30% Class IA	$31.76	—	—	—	22.67%
	Highest contract charge 1.70% Class IA	$30.24	—	—	—	22.18%
	All contract charges	—	1,341	$41,974	1.34%
2020	Lowest contract charge 1.30% Class IA	$25.89	—	—	—	0.86%
	Highest contract charge 1.70% Class IA	$24.75	—	—	—	0.49%
	All contract charges	—	1,435	$36,628	1.90%
2019	Lowest contract charge 1.30% Class IA	$25.67	—	—	—	24.01%
	Highest contract charge 1.70% Class IA	$24.63	—	—	—	23.46%
	All contract charges	—	1,558	$39,380	2.33%
2018	Lowest contract charge 1.30% Class IA	$20.70	—	—	—	(10.08)%
	Highest contract charge 1.70% Class IA	$19.95	—	—	—	(10.42)%
	All contract charges	—	1,303	$26,682	2.10%
2017	Lowest contract charge 1.30% Class IA	$23.02	—	—	—	11.53%
	Highest contract charge 1.70% Class IA	$22.27	—	—	—	11.07%
	All contract charges	—	1,325	$30,204	2.05%

FSA-229

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Index
2021	Lowest contract charge 0.30% Class IB	$20.96	—	—	—	23.88%
	Highest contract charge 1.25% Class IB	$19.39	—	—	—	22.72%
	All contract charges	—	1,794	$32,395	1.34%
2020	Lowest contract charge 1.10% Class IB	$13.70	—	—	—	1.03%
	Highest contract charge 1.25% Class IB	$15.80	—	—	—	0.96%
	All contract charges	—	1,449	$21,325	1.90%
2019	Lowest contract charge 1.10% Class IB	$13.56	—	—	—	24.29%
	Highest contract charge 1.25% Class IB	$15.65	—	—	—	24.11%
	All contract charges	—	1,361	$19,984	2.33%
2018	Lowest contract charge 1.10% Class IB	$10.91	—	—	—	(9.91)%
	Highest contract charge 1.25% Class IB	$12.61	—	—	—	(10.06)%
	All contract charges	—	1,099	$13,112	2.10%
2017	Lowest contract charge 1.10% Class IB	$12.11	—	—	—	11.72%
	Highest contract charge 1.25% Class IB	$14.02	—	—	—	11.54%
	All contract charges	—	811	$10,859	2.05%

EQ/Large Cap Value Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$30.43	—	—	—	23.20%
	Highest contract charge 1.70% Class IA	$28.97	—	—	—	22.70%
	All contract charges	—	522	$15,701	0.94%
2020	Lowest contract charge 1.30% Class IA	$24.70	—	—	—	4.31%
	Highest contract charge 1.70% Class IA	$23.61	—	—	—	3.87%
	All contract charges	—	519	$12,681	1.66%
2019	Lowest contract charge 1.30% Class IA	$23.68	—	—	—	23.78%
	Highest contract charge 1.70% Class IA	$22.73	—	—	—	23.33%
	All contract charges	—	472	$11,068	1.95%
2018	Lowest contract charge 1.30% Class IA	$19.13	—	—	—	(11.11)%
	Highest contract charge 1.70% Class IA	$18.43	—	—	—	(11.48)%
	All contract charges	—	495	$9,390	2.42%
2017	Lowest contract charge 1.30% Class IA	$21.52	—	—	—	12.38%
	Highest contract charge 1.70% Class IA	$20.82	—	—	—	11.94%
	All contract charges	—	503	$10,734	1.53%

EQ/Large Cap Value Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$28.23	—	—	—	23.22%
	Highest contract charge 1.70% Class IB	$30.31	—	—	—	22.71%
	All contract charges	—	456	$12,889	0.94%
2020	Lowest contract charge 1.30% Class IB	$22.91	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$24.70	—	—	—	3.87%
	All contract charges	—	542	$12,451	1.66%
2019	Lowest contract charge 1.30% Class IB	$21.96	—	—	—	23.79%
	Highest contract charge 1.70% Class IB	$23.78	—	—	—	23.34%
	All contract charges	—	595	$13,104	1.95%
2018	Lowest contract charge 1.30% Class IB	$17.74	—	—	—	(11.08)%
	Highest contract charge 1.70% Class IB	$19.28	—	—	—	(11.48)%
	All contract charges	—	607	$10,830	2.42%
2017	Lowest contract charge 1.30% Class IB	$19.95	—	—	—	12.33%
	Highest contract charge 1.70% Class IB	$21.78	—	—	—	11.92%
	All contract charges	—	734	$14,837	1.53%

EQ/Lazard Emerging Markets Equity
2021	Lowest contract charge 0.30% Class IB	$11.14	—	—	—	5.49%
	Highest contract charge 1.70% Class IB	$11.99	—	—	—	4.08%
	All contract charges	—	5,915	$70,606	2.58%
2020	Lowest contract charge 0.30% Class IB	$10.56	—	—	—	(1.77)%
	Highest contract charge 1.70% Class IB	$11.52	—	—	—	(3.19)%
	All contract charges	—	6,511	$74,714	1.72%

FSA-230

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Lazard Emerging Markets Equity (Continued)
2019	Lowest contract charge 0.30% Class IB	$10.75	—	—	—	18.39%
	Highest contract charge 1.70% Class IB	$11.90	—	—	—	16.78%
	All contract charges	—	7,317	$86,792	2.60%
2018	Lowest contract charge 0.30% Class IB(c)	$9.08	—	—	—	(1.41)%
	Highest contract charge 1.70% Class IB(c)	$10.19	—	—	—	(1.74)%
	All contract charges	—	7,831	$79,666	0.17%

EQ/Loomis Sayles Growth
2021	Lowest contract charge 1.30% Class IA	$47.17	—	—	—	14.69%
	Highest contract charge 1.70% Class IA	$44.90	—	—	—	14.19%
	All contract charges	—	1,537	$71,911	0.00%
2020	Lowest contract charge 1.30% Class IA	$41.13	—	—	—	29.22%
	Highest contract charge 1.70% Class IA	$39.32	—	—	—	28.71%
	All contract charges	—	1,770	$72,157	0.00%
2019	Lowest contract charge 1.30% Class IA	$31.83	—	—	—	29.60%
	Highest contract charge 1.70% Class IA	$30.55	—	—	—	29.12%
	All contract charges	—	1,960	$61,881	0.03%
2018	Lowest contract charge 1.30% Class IA	$24.56	—	—	—	(4.25)%
	Highest contract charge 1.70% Class IA	$23.66	—	—	—	(4.64)%
	All contract charges	—	2,083	$50,745	0.09%
2017	Lowest contract charge 1.30% Class IA	$25.65	—	—	—	32.90%
	Highest contract charge 1.70% Class IA	$24.81	—	—	—	32.32%
	All contract charges	—	1,959	$49,866	0.19%

EQ/Loomis Sayles Growth
2021	Lowest contract charge 0.25% Class IB(s)	$34.34	—	—	—	12.78%
	Highest contract charge 1.70% Class IB	$43.23	—	—	—	14.21%
	All contract charges	—	1,572	$46,079	0.00%
2020	Lowest contract charge 0.30% Class IB	$29.63	—	—	—	30.53%
	Highest contract charge 1.70% Class IB	$37.85	—	—	—	28.70%
	All contract charges	—	1,548	$40,005	0.00%
2019	Lowest contract charge 0.30% Class IB	$22.70	—	—	—	30.91%
	Highest contract charge 1.70% Class IB	$29.41	—	—	—	29.10%
	All contract charges	—	1,648	$33,565	0.03%
2018	Lowest contract charge 1.10% Class IB	$13.85	—	—	—	(4.02)%
	Highest contract charge 1.70% Class IB	$22.78	—	—	—	(4.65)%
	All contract charges	—	1,517	$24,115	0.09%
2017	Lowest contract charge 1.10% Class IB	$14.43	—	—	—	33.12%
	Highest contract charge 1.70% Class IB	$23.89	—	—	—	32.28%
	All contract charges	—	1,211	$20,879	0.19%

EQ/MFS International Growth
2021	Lowest contract charge 1.30% Class IA	$22.78	—	—	—	7.96%
	Highest contract charge 1.70% Class IA	$21.69	—	—	—	7.59%
	All contract charges	—	2,120	$47,790	0.24%
2020	Lowest contract charge 1.30% Class IA	$21.10	—	—	—	13.87%
	Highest contract charge 1.70% Class IA	$20.16	—	—	—	13.39%
	All contract charges	—	2,186	$45,655	0.45%
2019	Lowest contract charge 1.30% Class IA	$18.53	—	—	—	25.63%
	Highest contract charge 1.70% Class IA	$17.78	—	—	—	25.04%
	All contract charges	—	2,300	$42,214	1.34%
2018	Lowest contract charge 1.30% Class IA	$14.75	—	—	—	(10.61)%
	Highest contract charge 1.70% Class IA	$14.22	—	—	—	(10.90)%
	All contract charges	—	2,192	$32,070	0.95%
2017	Lowest contract charge 1.30% Class IA	$16.50	—	—	—	30.43%
	Highest contract charge 1.70% Class IA	$15.96	—	—	—	29.86%
	All contract charges	—	1,833	$29,949	0.86%

FSA-231

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS International Growth
2021	Lowest contract charge 0.30% Class IB	$18.27	—	—	—	9.07%
	Highest contract charge 1.70% Class IB	$27.18	—	—	—	7.56%
	All contract charges	—	2,429	$40,948	0.24%
2020	Lowest contract charge 0.30% Class IB	$16.75	—	—	—	15.04%
	Highest contract charge 1.70% Class IB	$25.27	—	—	—	13.42%
	All contract charges	—	2,013	$31,469	0.45%
2019	Lowest contract charge 0.30% Class IB	$14.56	—	—	—	26.83%
	Highest contract charge 1.70% Class IB	$22.28	—	—	—	25.10%
	All contract charges	—	2,083	$28,800	1.34%
2018	Lowest contract charge 0.30% Class IB	$11.48	—	—	—	(9.61)%
	Highest contract charge 1.70% Class IB	$17.81	—	—	—	(10.95)%
	All contract charges	—	1,679	$18,486	0.95%
2017	Lowest contract charge 0.30% Class IB	$12.70	—	—	—	31.61%
	Highest contract charge 1.70% Class IB	$20.00	—	—	—	29.87%
	All contract charges	—	1,359	$17,271	0.86%

EQ/MFS International Intrinsic Value
2021	Lowest contract charge 0.30% Class IB	$21.18	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$27.61	—	—	—	8.36%
	All contract charges	—	11,064	$264,551	0.35%
2020	Lowest contract charge 0.30% Class IB	$19.27	—	—	—	19.69%
	Highest contract charge 1.70% Class IB	$25.48	—	—	—	18.02%
	All contract charges	—	11,576	$260,533	0.25%
2019	Lowest contract charge 0.30% Class IB	$16.10	—	—	—	25.49%
	Highest contract charge 1.70% Class IB	$21.59	—	—	—	23.72%
	All contract charges	—	12,771	$245,448	0.67%
2018	Lowest contract charge 0.30% Class IB(c)	$12.83	—	—	—	(4.40)%
	Highest contract charge 1.70% Class IB(c)	$17.45	—	—	—	(4.70)%
	All contract charges	—	13,493	$211,736	0.00%

EQ/MFS Mid Cap Focused Growth
2021	Lowest contract charge 0.65% Class IB	$42.24	—	—	—	18.09%
	Highest contract charge 1.70% Class IB	$47.05	—	—	—	16.87%
	All contract charges	—	1,786	$87,224	0.00%
2020	Lowest contract charge 0.65% Class IB	$35.77	—	—	—	28.85%
	Highest contract charge 1.70% Class IB	$40.26	—	—	—	27.49%
	All contract charges	—	2,098	$87,355	0.00%
2019	Lowest contract charge 0.65% Class IB	$27.76	—	—	—	35.41%
	Highest contract charge 1.70% Class IB	$31.58	—	—	—	33.98%
	All contract charges	—	2,360	$76,772	0.02%
2018	Lowest contract charge 0.65% Class IB(c)	$20.50	—	—	—	(9.45)%
	Highest contract charge 1.70% Class IB(c)	$23.57	—	—	—	(9.62)%
	All contract charges	—	2,346	$56,849	0.01%

EQ/MFS Technology(j)
2021	Lowest contract charge 0.30% Class IB	$20.00	—	—	—	13.44%
	Highest contract charge 1.70% Class IB	$66.05	—	—	—	11.85%
	All contract charges	—	5,435	$224,949	0.00%
2020	Lowest contract charge 0.30% Class IB	$17.63	—	—	—	46.43%
	Highest contract charge 1.70% Class IB	$59.05	—	—	—	44.34%
	All contract charges	—	5,509	$216,331	0.08%
2019	Lowest contract charge 0.30% Class IB(c)	$12.04	—	—	—	35.43%
	Highest contract charge 1.70% Class IB	$40.91	—	—	—	33.52%
	All contract charges	—	1,299	$44,875	0.00%
2018	Lowest contract charge 1.10% Class IB(c)	$8.88	—	—	—	(11.11)%
	Highest contract charge 1.70% Class IB(c)	$30.64	—	—	—	(11.27)%
	All contract charges	—	1,068	$33,121	0.00%

FSA-232

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series
2021	Lowest contract charge 0.30% Class IB	$17.90	—	—	—	13.58%
	Highest contract charge 1.70% Class IB	$26.00	—	—	—	11.97%
	All contract charges	—	2,531	$57,292	1.19%
2020	Lowest contract charge 0.30% Class IB	$15.76	—	—	—	5.21%
	Highest contract charge 1.70% Class IB	$23.22	—	—	—	3.75%
	All contract charges	—	2,693	$55,471	2.33%
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	24.32%
	Highest contract charge 1.70% Class IB	$22.38	—	—	—	22.56%
	All contract charges	—	3,046	$61,085	2.88%
2018	Lowest contract charge 0.30% Class IB(c)	$12.05	—	—	—	(2.74)%
	Highest contract charge 1.70% Class IB(c)	$18.26	—	—	—	(2.98)%
	All contract charges	—	3,048	$50,223	0.50%

EQ/Mid Cap Index
2021	Lowest contract charge 1.30% Class IA	$39.02	—	—	—	22.28%
	Highest contract charge 1.70% Class IA	$37.15	—	—	—	21.80%
	All contract charges	—	2,075	$79,816	0.63%
2020	Lowest contract charge 1.30% Class IA	$31.91	—	—	—	11.38%
	Highest contract charge 1.70% Class IA	$30.50	—	—	—	10.91%
	All contract charges	—	2,188	$68,946	1.00%
2019	Lowest contract charge 1.30% Class IA	$28.65	—	—	—	23.76%
	Highest contract charge 1.70% Class IA	$27.50	—	—	—	23.26%
	All contract charges	—	2,421	$68,558	1.13%
2018	Lowest contract charge 1.30% Class IA	$23.15	—	—	—	(12.84)%
	Highest contract charge 1.70% Class IA	$22.31	—	—	—	(13.19)%
	All contract charges	—	2,513	$57,522	1.07%
2017	Lowest contract charge 1.30% Class IA	$26.56	—	—	—	13.94%
	Highest contract charge 1.70% Class IA	$25.70	—	—	—	13.52%
	All contract charges	—	2,519	$66,190	0.94%

EQ/Mid Cap Index
2021	Lowest contract charge 0.30% Class IB	$22.91	—	—	—	23.50%
	Highest contract charge 1.25% Class IB	$21.19	—	—	—	22.34%
	All contract charges	—	3,105	$60,180	0.63%
2020	Lowest contract charge 0.30% Class IB	$18.55	—	—	—	12.49%
	Highest contract charge 1.25% Class IB	$17.32	—	—	—	11.45%
	All contract charges	—	2,660	$42,463	1.00%
2019	Lowest contract charge 0.30% Class IB	$16.49	—	—	—	25.02%
	Highest contract charge 1.25% Class IB	$15.54	—	—	—	23.82%
	All contract charges	—	2,467	$35,553	1.13%
2018	Lowest contract charge 0.30% Class IB	$13.19	—	—	—	(11.95)%
	Highest contract charge 1.25% Class IB	$12.55	—	—	—	(12.85)%
	All contract charges	—	2,116	$24,839	1.07%
2017	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	15.14
	Highest contract charge 1.25% Class IB	$14.40	—	—	—	14.10
	All contract charges	—	1,603	$21,792	0.94

EQ/Mid Cap Value Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$32.76	—	—	—	25.76%
	Highest contract charge 1.70% Class IA	$31.18	—	—	—	25.22%
	All contract charges	—	238	$7,710	0.56%
2020	Lowest contract charge 1.30% Class IA	$26.05	—	—	—	3.58%
	Highest contract charge 1.70% Class IA	$24.90	—	—	—	3.19%
	All contract charges	—	229	$5,929	1.17%
2019	Lowest contract charge 1.30% Class IA	$25.15	—	—	—	24.94%
	Highest contract charge 1.70% Class IA	$24.13	—	—	—	24.45%
	All contract charges	—	237	$5,910	1.39%

FSA-233

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility (Continued)
2018	Lowest contract charge 1.30% Class IA	$20.13	—	—	—	(14.41)%
	Highest contract charge 1.70% Class IA	$19.39	—	—	—	(14.81)%
	All contract charges	—	241	$4,819	1.21%
2017	Lowest contract charge 1.30% Class IA	$23.52	—	—	—	10.89%
	Highest contract charge 1.70% Class IA	$22.76	—	—	—	10.43%
	All contract charges	—	229	$5,338	1.07%

EQ/Mid Cap Value Managed Volatility
2021	Lowest contract charge 1.30% Class IB	$37.71	—	—	—	25.74%
	Highest contract charge 1.70% Class IB	$38.49	—	—	—	25.25%
	All contract charges	—	292	$10,771	0.56%
2020	Lowest contract charge 1.30% Class IB	$29.99	—	—	—	3.59%
	Highest contract charge 1.70% Class IB	$30.73	—	—	—	3.19%
	All contract charges	—	364	$10,724	1.17%
2019	Lowest contract charge 1.30% Class IB	$28.95	—	—	—	24.95%
	Highest contract charge 1.70% Class IB	$29.78	—	—	—	24.45%
	All contract charges	—	400	$11,435	1.39%
2018	Lowest contract charge 1.30% Class IB	$23.17	—	—	—	(14.41)%
	Highest contract charge 1.70% Class IB	$23.93	—	—	—	(14.78)%
	All contract charges	—	414	$9,486	1.21%
2017	Lowest contract charge 1.30% Class IB	$27.07	—	—	—	10.85%
	Highest contract charge 1.70% Class IB	$28.08	—	—	—	10.42%
	All contract charges	—	489	$13,131	1.07%

EQ/Moderate Allocation
2021	Lowest contract charge 1.30% Class A	$18.16	—	—	—	7.01%
	Highest contract charge 1.70% Class A	$17.28	—	—	—	6.54%
	All contract charges	—	5,523	$99,350	2.74%
2020	Lowest contract charge 1.30% Class A	$16.97	—	—	—	9.84%
	Highest contract charge 1.70% Class A	$16.22	—	—	—	9.37%
	All contract charges	—	6,075	$102,225	2.29%
2019	Lowest contract charge 1.30% Class A	$15.45	—	—	—	14.02%
	Highest contract charge 1.70% Class A	$14.83	—	—	—	13.55%
	All contract charges	—	6,697	$102,635	1.66%
2018	Lowest contract charge 1.30% Class A	$13.55	—	—	—	(6.03)%
	Highest contract charge 1.70% Class A	$13.06	—	—	—	(6.38)%
	All contract charges	—	7,282	$97,916	1.65%
2017	Lowest contract charge 1.30% Class A	$14.42	—	—	—	9.66%
	Highest contract charge 1.70% Class A	$13.95	—	—	—	9.15%
	All contract charges	—	7,245	$103,678	1.29%

EQ/Moderate Allocation
2021	Lowest contract charge 1.00% Class B(s)	$13.92	—	—	—	4.58%
	Highest contract charge 1.25% Class B	$14.51	—	—	—	7.01%
	All contract charges	—	9,609	$136,681	2.74%
2020	Lowest contract charge 1.10% Class B	$12.97	—	—	—	10.10%
	Highest contract charge 1.25% Class B	$13.56	—	—	—	9.89%
	All contract charges	—	7,152	$95,028	2.29%
2019	Lowest contract charge 1.10% Class B	$11.78	—	—	—	14.26%
	Highest contract charge 1.25% Class B	$12.34	—	—	—	14.15%
	All contract charges	—	6,196	$75,040	1.66%
2018	Lowest contract charge 1.10% Class B	$10.31	—	—	—	(5.84)%
	Highest contract charge 1.25% Class B	$10.81	—	—	—	(6.00)%
	All contract charges	—	5,157	$54,691	1.65%
2017	Lowest contract charge 1.10% Class B	$10.95	—	—	—	9.83%
	Highest contract charge 1.25% Class B	$11.50	—	—	—	9.63%
	All contract charges	—	3,892	$43,939	1.29%

FSA-234

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Growth Strategy
2021	Lowest contract charge 0.65% Class IB	$20.44	—	—	—	11.15%
	Highest contract charge 1.70% Class IB	$19.89	—	—	—	9.95%
	All contract charges	—	301,656	$6,319,462	1.93%
2020	Lowest contract charge 0.65% Class IB	$18.39	—	—	—	11.66%
	Highest contract charge 1.70% Class IB	$18.09	—	—	—	10.51%
	All contract charges	—	335,022	$6,360,764	1.90%
2019	Lowest contract charge 0.65% Class IB	$16.47	—	—	—	17.22%
	Highest contract charge 1.70% Class IB	$16.37	—	—	—	15.93%
	All contract charges	—	369,315	$6,327,553	1.50%
2018	Lowest contract charge 0.65% Class IB	$14.05	—	—	—	(5.77)%
	Highest contract charge 1.70% Class IB	$14.12	—	—	—	(6.74)%
	All contract charges	—	386,476	$5,690,464	1.18%
2017	Lowest contract charge 0.65% Class IB	$14.91	—	—	—	11.02%
	Highest contract charge 1.70% Class IB	$15.14	—	—	—	9.87%
	All contract charges	—	410,293	$6,460,092	1.40%

EQ/Moderate-Plus Allocation
2021	Lowest contract charge 1.30% Class A	$22.44	—	—	—	11.20%
	Highest contract charge 1.70% Class A	$21.36	—	—	—	10.73%
	All contract charges	—	1,273	$28,266	3.69%
2020	Lowest contract charge 1.30% Class A	$20.18	—	—	—	12.61%
	Highest contract charge 1.70% Class A	$19.29	—	—	—	12.22%
	All contract charges	—	1,382	$27,632	2.67%
2019	Lowest contract charge 1.30% Class A	$17.92	—	—	—	18.44%
	Highest contract charge 1.70% Class A	$17.19	—	—	—	17.90%
	All contract charges	—	1,695	$30,120	1.61%
2018	Lowest contract charge 1.30% Class A	$15.13	—	—	—	(8.02)%
	Highest contract charge 1.70% Class A	$14.58	—	—	—	(8.42)%
	All contract charges	—	2,039	$30,652	1.68%
2017	Lowest contract charge 1.30% Class A	$16.45	—	—	—	13.37%
	Highest contract charge 1.70% Class A	$15.92	—	—	—	12.99%
	All contract charges	—	2,208	$36,100	1.43%

EQ/Moderate-Plus Allocation
2021	Lowest contract charge 1.00% Class B(s)	$15.70	—	—	—	6.51%
	Highest contract charge 1.25% Class B	$16.75	—	—	—	11.22%
	All contract charges	—	4,438	$71,233	3.69%
2020	Lowest contract charge 1.10% Class B	$14.07	—	—	—	12.83%
	Highest contract charge 1.25% Class B	$15.06	—	—	—	12.72%
	All contract charges	—	3,619	$52,148	2.67%
2019	Lowest contract charge 1.10% Class B	$12.47	—	—	—	18.65%
	Highest contract charge 1.25% Class B	$13.36	—	—	—	18.44%
	All contract charges	—	3,029	$38,797	1.61%
2018	Lowest contract charge 1.10% Class B	$10.51	—	—	—	(7.89)%
	Highest contract charge 1.25% Class B	$11.28	—	—	—	(7.99)%
	All contract charges	—	2,433	$26,363	1.68%
2017	Lowest contract charge 1.10% Class B	$11.41	—	—	—	13.65%
	Highest contract charge 1.25% Class B	$12.26	—	—	—	13.41%
	All contract charges	—	1,846	$21,863	1.43%

EQ/Money Market
2021	Lowest contract charge 0.65% Class IA	$9.64	—	—	—	(0.41)%
	Highest contract charge 1.70% Class IA	$8.43	—	—	—	(1.52)%
	All contract charges	—	8,437	$73,976	0.00%
2020	Lowest contract charge 0.65% Class IA	$9.68	—	—	—	(0.41)%
	Highest contract charge 1.70% Class IA	$8.56	—	—	—	(1.50)%
	All contract charges	—	11,239	$99,450	0.16%

FSA-235

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market (Continued)
2019	Lowest contract charge 0.65% Class IA	$9.72	—	—	—	0.83%
	Highest contract charge 1.70% Class IA	$8.69	—	—	—	(0.23)%
	All contract charges	—	7,933	$70,991	1.49%
2018	Lowest contract charge 0.65% Class IA	$9.64	—	—	—	0.63%
	Highest contract charge 1.70% Class IA	$8.71	—	—	—	(0.34)%
	All contract charges	—	6,784	$60,906	1.26%
2017	Lowest contract charge 0.65% Class IA	$9.58	—	—	—	(0.31)%
	Highest contract charge 1.70% Class IA	$8.74	—	—	—	(1.35)%
	All contract charges	—	6,813	$61,312	0.38%

EQ/Money Market
2021	Lowest contract charge 0.00% Class IB(s)	$9.73	—	—	—	0.21%
	Highest contract charge 1.70% Class IB	$23.01	—	—	—	(1.54)%
	All contract charges	—	12,762	$123,088	0.00%
2020	Lowest contract charge 0.30% Class IB	$10.12	—	—	—	(0.10)%
	Highest contract charge 1.70% Class IB	$23.37	—	—	—	(1.48)%
	All contract charges	—	11,844	$116,157	0.16%
2019	Lowest contract charge 0.30% Class IB	$10.13	—	—	—	1.20%
	Highest contract charge 1.70% Class IB	$23.72	—	—	—	(0.21)%
	All contract charges	—	7,607	$75,089	1.49%
2018	Lowest contract charge 0.30% Class IB	$10.01	—	—	—	0.91%
	Highest contract charge 1.70% Class IB	$23.77	—	—	—	(0.46)%
	All contract charges	—	6,167	$60,610	1.26%
2017	Lowest contract charge 1.10% Class IB	$9.75	—	—	—	(0.71)%
	Highest contract charge 1.70% Class IB	$23.88	—	—	—	(1.32)%
	All contract charges	—	6,338	$62,447	0.38%

EQ/Morgan Stanley Small Cap Growth(o)
2021	Lowest contract charge 0.30% Class IB	$18.26	—	—	—	2.47%
	Highest contract charge 1.70% Class IB	$17.86	—	—	—	1.02%
	All contract charges	—	724	$12,995	0.00%
2020	Lowest contract charge 0.30% Class IB(p)	$17.82	—	—	—	75.05%
	Highest contract charge 1.70% Class IB(p)	$17.68	—	—	—	73.84%
	All contract charges	—	893	$15,851	0.00%

EQ/PIMCO Global Real Return
2021	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	3.74%
	Highest contract charge 1.70% Class IB	$11.89	—	—	—	2.24%
	All contract charges	—	3,375	$41,817	10.71%
2020	Lowest contract charge 0.30% Class IB	$13.36	—	—	—	10.05%
	Highest contract charge 1.70% Class IB	$11.63	—	—	—	8.49%
	All contract charges	—	2,956	$35,617	0.00%
2019	Lowest contract charge 1.10% Class IB	$11.04	—	—	—	6.98%
	Highest contract charge 1.70% Class IB	$10.72	—	—	—	6.35%
	All contract charges	—	2,586	$28,580	3.67%
2018	Lowest contract charge 1.10% Class IB	$10.32	—	—	—	(2.46)%
	Highest contract charge 1.70% Class IB	$10.08	—	—	—	(3.08)%
	All contract charges	—	2,403	$24,896	2.65%
2017	Lowest contract charge 1.10% Class IB	$10.58	—	—	—	1.83%
	Highest contract charge 1.70% Class IB	$10.40	—	—	—	1.17%
	All contract charges	—	1,985	$21,118	1.41%

EQ/PIMCO Real Return
2021	Lowest contract charge 1.30% Class IB	$13.72	—	—	—	3.94%
	Highest contract charge 1.70% Class IB	$13.06	—	—	—	3.49%
	All contract charges	—	3,443	$46,467	3.59%

FSA-236

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Real Return (Continued)
2020	Lowest contract charge 1.30% Class IB	$13.20	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$12.62	—	—	—	9.45%
	All contract charges	—	3,790	$49,291	1.39%
2019	Lowest contract charge 1.30% Class IB	$12.01	—	—	—	6.95%
	Highest contract charge 1.70% Class IB	$11.53	—	—	—	6.56%
	All contract charges	—	3,844	$45,584	1.88%
2018	Lowest contract charge 1.30% Class IB(c)	$11.23	—	—	—	0.18%
	Highest contract charge 1.70% Class IB(c)	$10.82	—	—	—	0.09%
	All contract charges	—	4,365	$48,416	0.46%

EQ/PIMCO Total Return
2021	Lowest contract charge 0.30% Class IB	$12.57	—	—	—	(1.72)%
	Highest contract charge 1.70% Class IB	$12.67	—	—	—	(3.13)%
	All contract charges	—	17,491	$216,071	1.70%
2020	Lowest contract charge 0.30% Class IB	$12.79	—	—	—	8.30%
	Highest contract charge 1.70% Class IB	$13.08	—	—	—	6.78%
	All contract charges	—	17,150	$219,831	1.92%
2019	Lowest contract charge 0.30% Class IB	$11.81	—	—	—	8.25%
	Highest contract charge 1.70% Class IB	$12.25	—	—	—	6.80%
	All contract charges	—	15,772	$190,585	2.14%
2018	Lowest contract charge 0.30% Class IB(c)	$10.91	—	—	—	1.77%
	Highest contract charge 1.70% Class IB(c)	$11.47	—	—	—	1.41%
	All contract charges	—	14,521	$165,330	0.69%

EQ/PIMCO Ultra Short Bond
2021	Lowest contract charge 1.30% Class IA	$9.46	—	—	—	(1.77)%
	Highest contract charge 1.70% Class IA	$9.00	—	—	—	(2.17)%
	All contract charges	—	2,312	$21,582	0.41%
2020	Lowest contract charge 1.30% Class IA	$9.63	—	—	—	(0.10)%
	Highest contract charge 1.70% Class IA	$9.20	—	—	—	(0.65)%
	All contract charges	—	3,209	$30,347	0.84%
2019	Lowest contract charge 1.30% Class IA	$9.64	—	—	—	1.15%
	Highest contract charge 1.70% Class IA	$9.26	—	—	—	0.87%
	All contract charges	—	2,621	$25,026	2.32%
2018	Lowest contract charge 1.30% Class IA	$9.53	—	—	—	(0.31)%
	Highest contract charge 1.70% Class IA	$9.18	—	—	—	(0.76)%
	All contract charges	—	2,790	$26,335	2.40%
2017	Lowest contract charge 1.30% Class IA	$9.56	—	—	—	0.53%
	Highest contract charge 1.70% Class IA	$9.25	—	—	—	0.11%
	All contract charges	—	2,497	$23,664	1.27%

EQ/PIMCO Ultra Short Bond
2021	Lowest contract charge 0.30% Class IB	$10.52	—	—	—	(0.75)%
	Highest contract charge 1.70% Class IB	$9.64	—	—	—	(2.13)%
	All contract charges	—	2,426	$23,938	0.41%
2020	Lowest contract charge 0.30% Class IB	$10.60	—	—	—	0.86%
	Highest contract charge 1.70% Class IB	$9.85	—	—	—	(0.61)%
	All contract charges	—	2,047	$20,497	0.84%
2019	Lowest contract charge 0.30% Class IB	$10.51	—	—	—	2.24%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	0.81%
	All contract charges	—	1,832	$18,326	2.32%
2018	Lowest contract charge 1.10% Class IB	$10.04	—	—	—	(0.20)%
	Highest contract charge 1.70% Class IB	$9.83	—	—	—	(0.81)%
	All contract charges	—	1,866	$18,389	2.40%
2017	Lowest contract charge 1.10% Class IB	$10.06	—	—	—	0.80%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	0.20%
	All contract charges	—	950	$9,340	1.27%

FSA-237

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Quality Bond PLUS
2021	Lowest contract charge 1.30% Class IB	$11.44	—	—	—	(3.38)%
	Highest contract charge 1.70% Class IB	$15.68	—	—	—	(3.74)%
	All contract charges	—	2,150	$26,159	0.79%
2020	Lowest contract charge 1.30% Class IB	$11.84	—	—	—	4.59%
	Highest contract charge 1.70% Class IB	$16.29	—	—	—	4.16%
	All contract charges	—	2,182	$27,625	1.52%
2019	Lowest contract charge 1.30% Class IB	$11.32	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$15.64	—	—	—	3.85%
	All contract charges	—	2,133	$25,403	1.58%
2018	Lowest contract charge 1.30% Class IB	$10.85	—	—	—	(1.27)%
	Highest contract charge 1.70% Class IB	$15.06	—	—	—	(1.63)%
	All contract charges	—	2,247	$26,332	1.59%
2017	Lowest contract charge 1.30% Class IB	$10.99	—	—	—	0.09%
	Highest contract charge 1.70% Class IB	$15.31	—	—	—	(0.33)%
	All contract charges	—	2,455	$28,720	1.23%

EQ/Small Company Index
2021	Lowest contract charge 1.30% Class IA	$37.31	—	—	—	13.58%
	Highest contract charge 1.70% Class IA	$35.51	—	—	—	13.09%
	All contract charges	—	1,457	$53,634	0.62%
2020	Lowest contract charge 1.30% Class IA	$32.85	—	—	—	18.17%
	Highest contract charge 1.70% Class IA	$31.40	—	—	—	17.69%
	All contract charges	—	1,520	$49,316	1.04%
2019	Lowest contract charge 1.30% Class IA	$27.80	—	—	—	23.61%
	Highest contract charge 1.70% Class IA	$26.68	—	—	—	23.12%
	All contract charges	—	1,704	$46,820	1.12%
2018	Lowest contract charge 1.30% Class IA	$22.49	—	—	—	(12.49)%
	Highest contract charge 1.70% Class IA	$21.67	—	—	—	(12.83)%
	All contract charges	—	2,007	$44,509	1.04%
2017	Lowest contract charge 1.30% Class IA	$25.70	—	—	—	12.52%
	Highest contract charge 1.70% Class IA	$24.86	—	—	—	12.08%
	All contract charges	—	1,766	$44,885	1.07%

EQ/Small Company Index
2021	Lowest contract charge 0.30% Class IB	$21.32	—	—	—	14.75%
	Highest contract charge 1.25% Class IB	$19.71	—	—	—	13.60%
	All contract charges	—	2,093	$38,755	0.62%
2020	Lowest contract charge 0.30% Class IB	$18.58	—	—	—	19.33%
	Highest contract charge 1.25% Class IB	$17.35	—	—	—	18.27%
	All contract charges	—	1,821	$29,767	1.04%
2019	Lowest contract charge 0.30% Class IB	$15.57	—	—	—	24.86%
	Highest contract charge 1.25% Class IB	$14.67	—	—	—	23.59%
	All contract charges	—	1,614	$22,474	1.12%
2018	Lowest contract charge 0.30% Class IB	$12.47	—	—	—	(11.56)%
	Highest contract charge 1.25% Class IB	$11.87	—	—	—	(12.40)%
	All contract charges	—	1,325	$14,966	1.04%
2017	Lowest contract charge 0.30% Class IB	$14.10	—	—	—	13.62%
	Highest contract charge 1.25% Class IB	$13.55	—	—	—	12.54%
	All contract charges	—	1,204	$15,721	1.07%

EQ/T. Rowe Price Growth Stock
2021	Lowest contract charge 1.30% Class IA	$54.01	—	—	—	12.36%
	Highest contract charge 1.70% Class IA	$51.41	—	—	—	11.88%
	All contract charges	—	4,910	$261,721	0.00%
2020	Lowest contract charge 1.30% Class IA	$48.07	—	—	—	34.76%
	Highest contract charge 1.70% Class IA	$45.95	—	—	—	34.24%
	All contract charges	—	5,187	$246,426	0.00%

FSA-238

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Growth Stock (Continued)
2019	Lowest contract charge 1.30% Class IA	$35.67	—	—	—	29.43%
	Highest contract charge 1.70% Class IA	$34.23	—	—	—	28.88%
	All contract charges	—	5,716	$201,496	0.00%
2018	Lowest contract charge 1.30% Class IA	$27.56	—	—	—	(2.92)%
	Highest contract charge 1.70% Class IA	$26.56	—	—	—	(3.31)%
	All contract charges	—	5,477	$149,506	0.00%
2017	Lowest contract charge 1.30% Class IA	$28.39	—	—	—	31.68%
	Highest contract charge 1.70% Class IA	$27.47	—	—	—	31.12%
	All contract charges	—	5,607	$157,447	0.00%

EQ/T. Rowe Price Growth Stock
2021	Lowest contract charge 0.25% Class IB(s)	$33.22	—	—	—	13.88%
	Highest contract charge 1.70% Class IB	$64.20	—	—	—	11.91%
	All contract charges	—	6,035	$169,135	0.00%
2020	Lowest contract charge 0.30% Class IB	$29.26	—	—	—	36.16%
	Highest contract charge 1.70% Class IB	$57.37	—	—	—	34.23%
	All contract charges	—	5,214	$131,747	0.00%
2019	Lowest contract charge 0.30% Class IB	$21.49	—	—	—	30.72%
	Highest contract charge 1.70% Class IB	$42.74	—	—	—	28.85%
	All contract charges	—	4,790	$92,450	0.00%
2018	Lowest contract charge 0.30% Class IB	$16.44	—	—	—	(1.91)%
	Highest contract charge 1.70% Class IB	$33.17	—	—	—	(3.29)%
	All contract charges	—	4,149	$63,551	0.00%
2017	Lowest contract charge 0.30% Class IB	$16.76	—	—	—	32.91%
	Highest contract charge 1.70% Class IB	$34.30	—	—	—	31.12%
	All contract charges	—	3,322	$55,656	0.00%

EQ/T. Rowe Price Health Sciences
2021	Lowest contract charge 0.25% Class IB(s)	$30.96	—	—	—	10.77%
	Highest contract charge 1.70% Class IB	$64.74	—	—	—	7.65%
	All contract charges	—	5,302	$216,269	0.00%
2020	Lowest contract charge 0.30% Class IB	$28.34	—	—	—	26.52%
	Highest contract charge 1.70% Class IB	$60.14	—	—	—	24.75%
	All contract charges	—	5,077	$205,810	0.00%
2019	Lowest contract charge 0.30% Class IB	$22.40	—	—	—	27.93%
	Highest contract charge 1.70% Class IB	$48.21	—	—	—	26.14%
	All contract charges	—	5,251	$174,142	0.00%
2018	Lowest contract charge 0.30% Class IB(c)	$17.51	—	—	—	(9.51)%
	Highest contract charge 1.70% Class IB(c)	$38.22	—	—	—	(9.75)%
	All contract charges	—	5,303	$145,114	0.00%

EQ/Ultra Conservative Strategy
2021	Lowest contract charge 1.30% Class IB	$10.77	—	—	—	(1.28)%
	Highest contract charge 1.70% Class IB	$10.33	—	—	—	(1.71)%
	All contract charges	—	88,140	$932,693	0.74%
2020	Lowest contract charge 1.30% Class IB	$10.91	—	—	—	4.30%
	Highest contract charge 1.70% Class IB	$10.51	—	—	—	3.85%
	All contract charges	—	94,537	$1,015,822	0.80%
2019	Lowest contract charge 1.30% Class IB	$10.46	—	—	—	4.70%
	Highest contract charge 1.70% Class IB	$10.12	—	—	—	4.33%
	All contract charges	—	45,022	$464,435	0.92%
2018	Lowest contract charge 1.30% Class IB	$9.99	—	—	—	(1.67)%
	Highest contract charge 1.70% Class IB	$9.70	—	—	—	(2.12)%
	All contract charges	—	109,223	$1,079,622	2.70%
2017	Lowest contract charge 1.30% Class IB	$10.16	—	—	—	0.59%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	0.20%
	All contract charges	—	13,061	$131,233	0.56%

FSA-239

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Value Equity
2021	Lowest contract charge 1.30% Class IA	$29.13	—	—	—	23.75%
	Highest contract charge 1.70% Class IA	$27.73	—	—	—	23.24%
	All contract charges	—	4,156	$119,532	0.66%
2020	Lowest contract charge 1.30% Class IA	$23.54	—	—	—	1.47%
	Highest contract charge 1.70% Class IA	$22.50	—	—	—	1.08%
	All contract charges	$—	4,708	$109,566	1.88%
2019	Lowest contract charge 1.30% Class IA	$23.20	—	—	—	21.85%
	Highest contract charge 1.70% Class IA	$22.26	—	—	—	21.31%
	All contract charges	$—	5,255	$120,614	1.91%
2018	Lowest contract charge 1.30% Class IA	$19.04	—	—	—	(9.20)%
	Highest contract charge 1.70% Class IA	$18.35	—	—	—	(9.56)%
	All contract charges	$—	5,708	$107,601	1.61%
2017	Lowest contract charge 0.65% Class IA	$19.96	—	—	—	7.37%
	Highest contract charge 1.70% Class IA	$20.29	—	—	—	6.29%
	All contract charges	$—	6,202	$128,933	1.41%

EQ/Value Equity
2021	Lowest contract charge 0.30% Class IB	$19.61	—	—	—	24.98%
	Highest contract charge 1.25% Class IB	$18.13	—	—	—	23.75%
	All contract charges	—	2,029	$33,163	0.66%
2020	Lowest contract charge 0.30% Class IB	$15.69	—	—	—	2.55%
	Highest contract charge 1.25% Class IB	$14.65	—	—	—	1.52%
	All contract charges	—	2,037	$26,988	1.88%
2019	Lowest contract charge 0.30% Class IB	$15.30	—	—	—	22.99%
	Highest contract charge 1.25% Class IB	$14.43	—	—	—	21.98%
	All contract charges	—	1,985	$26,111	1.91%
2018	Lowest contract charge 0.30% Class IB	$12.44	—	—	—	(8.26)%
	Highest contract charge 1.25% Class IB	$11.83	—	—	—	(9.21)%
	All contract charges	—	1,829	$19,922	1.61%
2017	Lowest contract charge 1.10% Class IB	$11.11	—	—	—	6.93%
	Highest contract charge 1.25% Class IB	$13.03	—	—	—	6.80%
	All contract charges	—	1,534	$18,662	1.41%

EQ/Wellington Energy
2021	Lowest contract charge 0.30% Class IB	$4.38	—	—	—	35.19%
	Highest contract charge 1.70% Class IB	$5.58	—	—	—	33.49%
	All contract charges	—	3,767	$19,581	3.42%
2020	Lowest contract charge 0.30% Class IB	$3.24	—	—	—	(37.57)%
	Highest contract charge 1.70% Class IB	$4.18	—	—	—	(38.44)%
	All contract charges	—	3,464	$13,520	3.26%
2019	Lowest contract charge 0.30% Class IB(c)	$5.19	—	—	—	0.78%
	Highest contract charge 1.70% Class IB	$6.79	—	—	—	(0.73)%
	All contract charges	—	3,202	$20,682	0.91%
2018	Lowest contract charge 1.10% Class IB(c)	$5.23	—	—	—	(31.63)%
	Highest contract charge 1.70% Class IB(c)	$6.84	—	—	—	(31.67)%
	All contract charges	—	3,248	$21,298	0.11%

Federated Hermes High Income Bond Fund II
2021	Lowest contract charge 0.25% Service Class(s)	$14.53	—	—	—	3.20%
	Highest contract charge 1.25% Service Class	$13.43	—	—	—	3.15%
	All contract charges	—	2,770	$36,420	4.23%
2020	Lowest contract charge 0.30% Service Class	$13.95	—	—	—	5.12%
	Highest contract charge 1.25% Service Class	$13.02	—	—	—	4.08%
	All contract charges	—	2,238	$28,546	5.63%

FSA-240

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Federated Hermes High Income Bond Fund II (Continued)
2019	Lowest contract charge 0.30% Service Class	$13.27	—	—	—	13.81%
	Highest contract charge 1.25% Service Class	$12.51	—	—	—	12.70%
	All contract charges	—	2,216	$27,227	5.43%
2018	Lowest contract charge 0.30% Service Class	$11.66	—	—	—	(3.72)%
	Highest contract charge 1.25% Service Class	$11.10	—	—	—	(4.64)%
	All contract charges	—	1,856	$20,290	7.29%
2017	Lowest contract charge 0.30% Service Class	$12.11	—	—	—	6.23%
	Highest contract charge 1.25% Service Class	$11.64	—	—	—	5.24%
	All contract charges	—	1,670	$19,170	5.96%

Federated Hermes Kaufmann Fund II
2021	Lowest contract charge 0.30% Service Class	$28.86	—	—	—	1.98%
	Highest contract charge 1.25% Service Class	$26.68	—	—	—	0.98%
	All contract charges	—	1,627	$37,573	0.00%
2020	Lowest contract charge 0.30% Service Class	$28.30	—	—	—	28.11%
	Highest contract charge 1.25% Service Class	$26.42	—	—	—	26.84%
	All contract charges	—	1,383	$31,702	0.00%
2019	Lowest contract charge 0.30% Service Class	$22.09	—	—	—	33.07%
	Highest contract charge 1.25% Service Class	$20.83	—	—	—	31.84%
	All contract charges	—	1,192	$21,657	0.00%
2018	Lowest contract charge 0.30% Service Class	$16.60	—	—	—	3.30%
	Highest contract charge 1.25% Service Class	$15.80	—	—	—	2.33%
	All contract charges	—	877	$12,343	0.00%
2017	Lowest contract charge 0.30% Service Class	$16.07	—	—	—	27.54%
	Highest contract charge 1.25% Service Class	$15.44	—	—	—	26.35%
	All contract charges	—	517	$7,249	0.00%

Fidelity® VIP Asset Manager: Growth Portfolio
2021	Lowest contract charge 1.30% Service Class 2	$25.60	—	—	—	12.18%
	Highest contract charge 1.70% Service Class 2	$24.37	—	—	—	11.74%
	All contract charges	—	27	$702	1.17%
2020	Lowest contract charge 1.30% Service Class 2	$22.82	—	—	—	15.43%
	Highest contract charge 1.70% Service Class 2	$21.81	—	—	—	14.97%
	All contract charges	—	29	$667	0.85%
2019	Lowest contract charge 1.30% Service Class 2	$19.77	—	—	—	20.92%
	Highest contract charge 1.70% Service Class 2	$18.97	—	—	—	20.37%
	All contract charges	—	34	$664	1.33%
2018	Lowest contract charge 1.30% Service Class 2	$16.35	—	—	—	(9.07)%
	Highest contract charge 1.70% Service Class 2	$15.76	—	—	—	(9.43)%
	All contract charges	—	36	$596	1.05%
2017	Lowest contract charge 1.30% Service Class 2	$17.98	—	—	—	16.91%
	Highest contract charge 1.70% Service Class 2	$17.40	—	—	—	16.47%
	All contract charges	—	51	$908	1.12%

FSA-241

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Freedom 2015 Portfolio
2021	Lowest contract charge 1.30% Service Class 2	$18.49	—	—	—	5.96%
	Highest contract charge 1.70% Service Class 2	$17.69	—	—	—	5.55%
	All contract charges	—	41	$715	0.84%
2020	Lowest contract charge 1.30% Service Class 2	$17.45	—	—	—	12.07%
	Highest contract charge 1.70% Service Class 2	$16.76	—	—	—	11.66%
	All contract charges	—	42	$716	1.12%
2019	Lowest contract charge 1.30% Service Class 2	$15.57	—	—	—	16.45%
	Highest contract charge 1.70% Service Class 2	$15.01	—	—	—	15.91%
	All contract charges	—	39	$587	2.10%
2018	Lowest contract charge 1.30% Service Class 2	$13.37	—	—	—	(6.50)%
	Highest contract charge 1.70% Service Class 2	$12.95	—	—	—	(6.90)%
	All contract charges	—	33	$434	1.21%
2017	Lowest contract charge 1.30% Service Class 2	$14.30	—	—	—	13.31%
	Highest contract charge 1.70% Service Class 2	$13.91	—	—	—	12.91%
	All contract charges	—	69	$975	1.35%

Fidelity® VIP Freedom 2020 Portfolio
2021	Lowest contract charge 1.30% Service Class 2	$19.70	—	—	—	7.83%
	Highest contract charge 1.65% Service Class 2	$18.95	—	—	—	7.43%
	All contract charges	—	63	$1,206	0.75%
2020	Lowest contract charge 1.30% Service Class 2	$18.27	—	—	—	13.27%
	Highest contract charge 1.70% Service Class 2	$17.55	—	—	—	12.79%
	All contract charges	—	79	$1,427	1.01%
2019	Lowest contract charge 1.30% Service Class 2	$16.13	—	—	—	18.34%
	Highest contract charge 1.70% Service Class 2	$15.56	—	—	—	17.88%
	All contract charges	—	83	$1,328	1.66%
2018	Lowest contract charge 1.30% Service Class 2	$13.63	—	—	—	(7.34)%
	Highest contract charge 1.70% Service Class 2	$13.20	—	—	—	(7.69)%
	All contract charges	—	100	$1,355	1.35%
2017	Lowest contract charge 1.30% Service Class 2	$14.71	—	—	—	14.74%
	Highest contract charge 1.70% Service Class 2	$14.30	—	—	—	14.31%
	All contract charges	—	84	$1,227	1.36%

FSA-242

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Freedom 2025 Portfolio
2021	Lowest contract charge 1.30% Service Class 2	$21.22	—	—	—	9.10%
	Highest contract charge 1.70% Service Class 2	$20.31	—	—	—	8.67%
	All contract charges	—	83	$1,769	0.80%
2020	Lowest contract charge 1.30% Service Class 2	$19.45	—	—	—	14.14%
	Highest contract charge 1.70% Service Class 2	$18.69	—	—	—	13.76%
	All contract charges	—	88	$1,700	1.00%
2019	Lowest contract charge 1.30% Service Class 2	$17.04	—	—	—	19.92%
	Highest contract charge 1.65% Service Class 2	$16.51	—	—	—	19.55%
	All contract charges	—	94	$1,581	1.75%
2018	Lowest contract charge 1.30% Service Class 2	$14.21	—	—	—	(7.97)%
	Highest contract charge 1.65% Service Class 2	$13.81	—	—	—	(8.36)%
	All contract charges	—	105	$1,487	1.34%
2017	Lowest contract charge 1.30% Service Class 2	$15.44	—	—	—	16.00%
	Highest contract charge 1.65% Service Class 2	$15.07	—	—	—	15.66%
	All contract charges	—	89	$1,367	1.26%

Fidelity® VIP Freedom 2030 Portfolio
2021	Lowest contract charge 1.30% Service Class 2	$22.71	—	—	—	10.62%
	Highest contract charge 1.70% Service Class 2	$21.73	—	—	—	10.19%
	All contract charges	—	73	$1,622	0.89%
2020	Lowest contract charge 1.30% Service Class 2	$20.53	—	—	—	15.14%
	Highest contract charge 1.70% Service Class 2	$19.72	—	—	—	14.65%
	All contract charges	—	60	$1,207	0.99%
2019	Lowest contract charge 1.30% Service Class 2	$17.83	—	—	—	22.46%
	Highest contract charge 1.70% Service Class 2	$17.20	—	—	—	21.99%
	All contract charges	—	61	$1,069	2.03%
2018	Lowest contract charge 1.30% Service Class 2	$14.56	—	—	—	(9.23)%
	Highest contract charge 1.70% Service Class 2	$14.10	—	—	—	(9.62)%
	All contract charges	—	56	$808	1.14%
2017	Lowest contract charge 1.30% Service Class 2	$16.04	—	—	—	19.08%
	Highest contract charge 1.70% Service Class 2	$15.60	—	—	—	18.63%
	All contract charges	—	62	$1,002	1.13%

FSA-243

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Mid Cap Portfolio
2021	Lowest contract charge 0.30% Service Class 2	$22.43	—	—	—	24.96%
	Highest contract charge 1.70% Service Class 2	$32.22	—	—	—	23.17%
	All contract charges	—	4,534	$121,280	0.37%
2020	Lowest contract charge 0.30% Service Class 2	$17.95	—	—	—	17.47%
	Highest contract charge 1.70% Service Class 2	$26.16	—	—	—	15.85%
	All contract charges	—	4,377	$98,150	0.40%
2019	Lowest contract charge 0.30% Service Class 2	$15.28	—	—	—	22.83%
	Highest contract charge 1.70% Service Class 2	$22.58	—	—	—	21.07%
	All contract charges	—	4,465	$87,622	0.68%
2018	Lowest contract charge 0.30% Service Class 2	$12.44	—	—	—	(15.03)%
	Highest contract charge 1.70% Service Class 2	$18.65	—	—	—	(16.22)%
	All contract charges	—	4,423	$73,124	0.40%
2017	Lowest contract charge 0.30% Service Class 2	$14.64	—	—	—	20.20%
	Highest contract charge 1.70% Service Class 2	$22.26	—	—	—	18.53%
	All contract charges	—	4,323	$87,138	0.50%

Fidelity® VIP Strategic Income Portfolio
2021	Lowest contract charge 0.30% Service Class 2	$13.66	—	—	—	3.25%
	Highest contract charge 1.70% Service Class 2	$14.54	—	—	—	1.75%
	All contract charges	—	13,487	$183,887	2.53%
2020	Lowest contract charge 0.30% Service Class 2	$13.23	—	—	—	6.87%
	Highest contract charge 1.70% Service Class 2	$14.29	—	—	—	5.31%
	All contract charges	—	12,142	$163,619	3.14%
2019	Lowest contract charge 0.30% Service Class 2	$12.38	—	—	—	10.34%
	Highest contract charge 1.70% Service Class 2	$13.57	—	—	—	8.82%
	All contract charges	—	11,774	$151,336	3.30%
2018	Lowest contract charge 0.30% Service Class 2	$11.22	—	—	—	(3.19)%
	Highest contract charge 1.70% Service Class 2	$12.47	—	—	—	(4.52)%
	All contract charges	—	10,478	$124,541	3.74%
2017	Lowest contract charge 0.30% Service Class 2	$11.59	—	—	—	7.31%
	Highest contract charge 1.70% Service Class 2	$13.06	—	—	—	5.75%
	All contract charges	—	9,253	$116,085	3.27%

FSA-244

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

First Trust Multi Income Allocation Portfolio
2021	Lowest contract charge 1.00% Class I(s)	$13.13	—	—	—	9.05%
	Highest contract charge 1.70% Class I	$12.95	—	—	—	10.78%
	All contract charges	—	573	$7,562	2.35%
2020	Lowest contract charge 1.10% Class I	$11.77	—	—	—	1.38%
	Highest contract charge 1.70% Class I	$11.69	—	—	—	0.78%
	All contract charges	—	530	$6,299	2.17%
2019	Lowest contract charge 1.10% Class I	$11.61	—	—	—	15.06%
	Highest contract charge 1.70% Class I	$11.60	—	—	—	14.40%
	All contract charges	—	519	$6,111	2.63%
2018	Lowest contract charge 1.10% Class I	$10.09	—	—	—	(5.44)%
	Highest contract charge 1.70% Class I	$10.14	—	—	—	(6.11)%
	All contract charges	—	396	$4,068	2.30%
2017	Lowest contract charge 1.10% Class I	$10.67	—	—	—	4.81%
	Highest contract charge 1.70% Class I	$10.80	—	—	—	4.25%
	All contract charges	—	368	$4,001	2.83%

First Trust/Dow Jones Dividend & Income Allocation Portfolio
2021	Lowest contract charge 0.30% Class I	$19.22	—	—	—	11.87%
	Highest contract charge 1.70% Class I	$19.35	—	—	—	10.32%
	All contract charges	—	3,888	$71,642	0.94%
2020	Lowest contract charge 0.30% Class I	$17.18	—	—	—	7.51%
	Highest contract charge 1.70% Class I	$17.54	—	—	—	5.98%
	All contract charges	—	3,922	$65,643	1.48%
2019	Lowest contract charge 0.30% Class I	$15.98	—	—	—	20.42%
	Highest contract charge 1.70% Class I	$16.55	—	—	—	18.72%
	All contract charges	—	4,007	$63,555	1.63%
2018	Lowest contract charge 0.30% Class I	$13.27	—	—	—	(5.21)%
	Highest contract charge 1.70% Class I	$13.94	—	—	—	(6.51)%
	All contract charges	—	3,488	$46,896	1.54%
2017	Lowest contract charge 1.10% Class I	$12.13	—	—	—	12.31%
	Highest contract charge 1.70% Class I	$14.91	—	—	—	11.52%
	All contract charges	—	3,503	$50,335	1.34%

Franklin Allocation VIP Fund
2021	Lowest contract charge 1.00% Class 2(s)	$14.32	—	—	—	9.23%
	Highest contract charge 1.70% Class 2	$20.34	—	—	—	9.77%
	All contract charges	—	1,357	$24,622	1.75%
2020	Lowest contract charge 1.10% Class 2	$12.95	—	—	—	10.49%
	Highest contract charge 1.70% Class 2	$18.53	—	—	—	9.84%
	All contract charges	—	1,374	$22,761	1.48%
2019	Lowest contract charge 1.10% Class 2	$11.72	—	—	—	18.50%
	Highest contract charge 1.70% Class 2	$16.87	—	—	—	17.81%
	All contract charges	—	1,404	$21,389	4.04%
2018	Lowest contract charge 1.10% Class 2	$9.89	—	—	—	(10.58)%
	Highest contract charge 1.70% Class 2	$14.32	—	—	—	(11.17)%
	All contract charges	—	2,184	$29,693	3.00%
2017	Lowest contract charge 1.10% Class 2(b)	$11.06	—	—	—	10.71%
	Highest contract charge 1.70% Class 2	$16.12	—	—	—	10.03%
	All contract charges	—	1,402	$21,003	2.68%

Franklin Income VIP Fund
2021	Lowest contract charge 0.30% Class 2	$15.78	—	—	—	16.46%
	Highest contract charge 1.70% Class 2	$18.71	—	—	—	14.71%
	All contract charges	—	6,396	$104,754	4.69%
2020	Lowest contract charge 0.30% Class 2	$13.55	—	—	—	0.37%
	Highest contract charge 1.70% Class 2	$16.31	—	—	—	(0.97)%
	All contract charges	—	6,585	$94,396	5.89%

FSA-245

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Franklin Income VIP Fund (Continued)
2019	Lowest contract charge 0.30% Class 2	$13.50	—	—	—	15.68%
	Highest contract charge 1.70% Class 2	$16.47	—	—	—	14.06%
	All contract charges	—	7,211	$104,757	5.39%
2018	Lowest contract charge 0.30% Class 2	$11.67	—	—	—	(4.58)%
	Highest contract charge 1.70% Class 2	$14.44	—	—	—	(5.93)%
	All contract charges	—	6,763	$87,447	4.78%
2017	Lowest contract charge 0.30% Class 2	$12.23	—	—	—	9.39%
	Highest contract charge 1.70% Class 2	$15.35	—	—	—	7.79%
	All contract charges	—	6,702	$92,902	4.12%

Franklin Multi-Asset Dynamic Multi-Strategy VIT
2021	Lowest contract charge 1.10% Class II	$10.74	—	—	—	11.41%
	Highest contract charge 1.70% Class II	$10.54	—	—	—	10.71%
	All contract charges	—	359	$3,884	2.24%
2020	Lowest contract charge 1.10% Class II	$9.64	—	—	—	(9.31)%
	Highest contract charge 1.70% Class II	$9.52	—	—	—	(9.85)%
	All contract charges	—	413	$4,010	1.71%
2019	Lowest contract charge 1.10% Class II	$10.63	—	—	—	14.30%
	Highest contract charge 1.70% Class II	$10.56	—	—	—	13.55%
	All contract charges	—	395	$4,245	2.18%
2018	Lowest contract charge 1.10% Class II	$9.30	—	—	—	(8.28)%
	Highest contract charge 1.70% Class II	$9.30	—	—	—	(8.82)%
	All contract charges	—	362	$3,429	1.55%
2017	Lowest contract charge 1.10% Class II	$10.14	—	—	—	12.54%
	Highest contract charge 1.70% Class II	$10.20	—	—	—	11.84%
	All contract charges	—	370	$3,811	1.34%

Franklin Mutual Shares VIP Fund
2021	Lowest contract charge 1.00% Class 2(s)	$13.41	—	—	—	6.77%
	Highest contract charge 1.70% Class 2	$20.74	—	—	—	17.11%
	All contract charges	—	580	$10,446	2.80%
2020	Lowest contract charge 1.10% Class 2	$11.36	—	—	—	(6.12)%
	Highest contract charge 1.70% Class 2	$17.71	—	—	—	(6.64)%
	All contract charges	—	695	$10,728	2.86%
2019	Lowest contract charge 1.10% Class 2	$12.10	—	—	—	21.24%
	Highest contract charge 1.70% Class 2	$18.97	—	—	—	20.52%
	All contract charges	—	730	$12,458	1.83%
2018	Lowest contract charge 1.10% Class 2	$9.98	—	—	—	(10.09)%
	Highest contract charge 1.70% Class 2	$15.74	—	—	—	(10.67)%
	All contract charges	—	767	$11,180	2.34%
2017	Lowest contract charge 1.10% Class 2	$11.10	—	—	—	7.14%
	Highest contract charge 1.70% Class 2	$17.62	—	—	—	6.53%
	All contract charges	—	877	$14,585	2.25%

Guggenheim VIF Global Managed Futures Strategy Fund
2021	Lowest contract charge 0.30% Common Shares	$10.61	—	—	—	0.66%
	Highest contract charge 1.70% Common Shares	$7.16	—	—	—	(0.69)%
	All contract charges	—	304	$2,642	0.00%
2020	Lowest contract charge 0.30% Common Shares	$10.54	—	—	—	2.23%
	Highest contract charge 1.70% Common Shares	$7.21	—	—	—	0.84%
	All contract charges	—	287	$2,494	3.67%

FSA-246

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Guggenheim VIF Global Managed Futures Strategy Fund (Continued)
2019	Lowest contract charge 0.30% Common Shares	$10.31	—	—	—	7.85%
	Highest contract charge 1.70% Common Shares	$7.15	—	—	—	6.24%
	All contract charges	—	320	$2,733	0.87%
2018	Lowest contract charge 0.30% Common Shares	$9.56	—	—	—	(9.30)%
	Highest contract charge 1.70% Common Shares	$6.73	—	—	—	(10.51)%
	All contract charges	—	347	$2,773	0.00%
2017	Lowest contract charge 0.30% Common Shares	$10.54	—	—	—	8.44%
	Highest contract charge 1.70% Common Shares	$7.52	—	—	—	6.82%
	All contract charges	—	323	$2,866	1.44%

Guggenheim VIF Multi-Hedge Strategies Fund
2021	Lowest contract charge 1.30% Common Shares	$10.83	—	—	—	6.70%
	Highest contract charge 1.70% Common Shares	$10.36	—	—	—	6.26%
	All contract charges	—	28	$310	0.00%
2020	Lowest contract charge 1.30% Common Shares	$10.15	—	—	—	6.06%
	Highest contract charge 1.70% Common Shares	$9.75	—	—	—	5.63%
	All contract charges	—	29	$292	1.45%
2019	Lowest contract charge 1.30% Common Shares	$9.57	—	—	—	3.57%
	Highest contract charge 1.70% Common Shares	$9.23	—	—	—	3.13%
	All contract charges	—	57	$544	2.39%
2018	Lowest contract charge 1.30% Common Shares	$9.24	—	—	—	(6.29)%
	Highest contract charge 1.70% Common Shares	$8.95	—	—	—	(6.67)%
	All contract charges	—	68	$620	0.00%
2017	Lowest contract charge 1.30% Common Shares	$9.86	—	—	—	2.39%
	Highest contract charge 1.70% Common Shares	$9.59	—	—	—	1.91%
	All contract charges	—	70	$686	0.00%

Hartford Capital Appreciation HLS Fund
2021	Lowest contract charge 1.10% Class IC	$18.84	—	—	—	12.88%
	Highest contract charge 1.70% Class IC	$19.27	—	—	—	12.23%
	All contract charges	—	1,153	$22,686	0.03%
2020	Lowest contract charge 1.10% Class IC	$16.69	—	—	—	19.99%
	Highest contract charge 1.70% Class IC	$17.17	—	—	—	19.24%
	All contract charges	—	1,275	$22,232	0.48%
2019	Lowest contract charge 1.10% Class IC	$13.91	—	—	—	29.16%
	Highest contract charge 1.70% Class IC	$14.40	—	—	—	28.46%
	All contract charges	—	1,400	$20,412	0.95%
2018	Lowest contract charge 0.30% Class IC	$11.96	—	—	—	(7.72)%
	Highest contract charge 1.70% Class IC	$11.21	—	—	—	(9.01)%
	All contract charges	—	1,479	$16,715	0.45%

FSA-247

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Hartford Capital Appreciation HLS Fund (Continued)
2017	Lowest contract charge 0.30% Class IC	$12.96	—	—	—	21.12%
	Highest contract charge 1.70% Class IC	$12.32	—	—	—	19.38%
	All contract charges	—	1,420	$17,578	0.73%

Hartford Disciplined Equity HLS Fund(q)
2021	Lowest contract charge 0.30% Class IC	$38.90	—	—	—	24.56%
	Highest contract charge 1.70% Class IC	$34.95	—	—	—	22.80%
	All contract charges	—	2,557	$88,479	0.07%
2020	Lowest contract charge 0.30% Class IC(r)	$31.23	—	—	—	13.48%
	Highest contract charge 1.70% Class IC(r)	$28.46	—	—	—	13.03%
	All contract charges	—	2,804	$78,494	0.16%

Invesco V.I. American Franchise Fund
2021	Lowest contract charge 1.30% Series II	$52.11	—	—	—	10.19%
	Highest contract charge 1.70% Series II	$49.61	—	—	—	9.76%
	All contract charges	—	15	$750	0.00%
2020	Lowest contract charge 1.30% Series II	$47.29	—	—	—	40.16%
	Highest contract charge 1.70% Series II	$45.20	—	—	—	39.59%
	All contract charges	—	16	$719	0.00%
2019	Lowest contract charge 1.30% Series II	$33.74	—	—	—	34.64%
	Highest contract charge 1.65% Series II	$32.55	—	—	—	34.17%
	All contract charges	—	16	$544	0.00%
2018	Lowest contract charge 1.30% Series II	$25.06	—	—	—	(5.15)%
	Highest contract charge 1.65% Series II	$24.26	—	—	—	(5.49)%
	All contract charges	—	21	$516	0.00%
2017	Lowest contract charge 1.30% Series II	$26.42	—	—	—	25.39%
	Highest contract charge 1.70% Series II	$25.56	—	—	—	24.87%
	All contract charges	—	19	$504	0.00%

Invesco V.I. Balanced-Risk Allocation Fund
2021	Lowest contract charge 1.00% Series II(s)	$13.46	—	—	—	7.51%
	Highest contract charge 1.25% Series II	$14.15	—	—	—	7.85%
	All contract charges	—	1,181	$16,323	3.19%
2020	Lowest contract charge 1.10% Series II	$12.44	—	—	—	8.74%
	Highest contract charge 1.25% Series II	$13.12	—	—	—	8.61%
	All contract charges	—	1,049	$13,437	8.13%
2019	Lowest contract charge 1.10% Series II	$11.44	—	—	—	13.60%
	Highest contract charge 1.25% Series II	$12.08	—	—	—	13.43%
	All contract charges	—	1,032	$12,147	0.00%
2018	Lowest contract charge 1.10% Series II	$10.07	—	—	—	(7.70)%
	Highest contract charge 1.25% Series II	$10.65	—	—	—	(7.87)%
	All contract charges	—	924	$9,610	1.32%
2017	Lowest contract charge 1.10% Series II	$10.91	—	—	—	8.67%
	Highest contract charge 1.25% Series II	$11.56	—	—	—	8.54%
	All contract charges	—	932	$10,547	3.79%

Invesco V.I. Diversified Dividend Fund
2021	Lowest contract charge 0.65% Series II	$28.59	—	—	—	17.80%
	Highest contract charge 1.70% Series II	$23.45	—	—	—	16.61%
	All contract charges	—	2,285	$60,983	1.90%
2020	Lowest contract charge 0.65% Series II	$24.27	—	—	—	(0.78)%
	Highest contract charge 1.70% Series II	$20.11	—	—	—	(1.85)%
	All contract charges	—	2,653	$60,574	2.82%
2019	Lowest contract charge 0.65% Series II	$24.46	—	—	—	23.97%
	Highest contract charge 1.70% Series II	$20.49	—	—	—	22.69%
	All contract charges	—	2,980	$69,097	2.65%
2018	Lowest contract charge 0.65% Series II	$19.73	—	—	—	(8.40)%
	Highest contract charge 1.70% Series II	$16.70	—	—	—	(9.39)%
	All contract charges	—	3,311	$62,246	2.10%

FSA-248

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Diversified Dividend Fund (Continued)
2017	Lowest contract charge 0.65% Series II	$21.54	—	—	—	7.65%
	Highest contract charge 1.70% Series II	$18.43	—	—	—	6.47%
	All contract charges	—	3,809	$78,587	1.53%

Invesco V.I. Equity and Income Fund
2021	Lowest contract charge 1.30 % Series II	$15.82	—	—	—	16.84%
	Highest contract charge 1.70% Series II	$15.39	—	—	—	16.41%
	All contract charges	—	1,562	$24,677	1.66%
2020	Lowest contract charge 1.30 % Series II	$13.54	—	—	—	8.23%
	Highest contract charge 1.70% Series II	$13.22	—	—	—	7.74%
	All contract charges	—	1,601	$21,652	2.24%
2019	Lowest contract charge 1.30 % Series II	$12.51	—	—	—	18.35%
	Highest contract charge 1.70% Series II	$12.27	—	—	—	17.98%
	All contract charges	—	1,559	$19,492	2.38%
2018	Lowest contract charge 1.30 % Series II	$10.57	—	—	—	(10.88)%
	Highest contract charge 1.70% Series II	$10.40	—	—	—	(11.26)%
	All contract charges	—	1,442	$15,214	2.06%
2017	Lowest contract charge 1.30 % Series II	$11.86	—	—	—	9.31%
	Highest contract charge 1.70% Series II	$11.72	—	—	—	8.92%
	All contract charges	—	1,267	$15,012	1.61%

Invesco V.I. Health Care Fund
2021	Lowest contract charge 0.30% Series II	$22.13	—	—	—	11.71%
	Highest contract charge 1.25% Series II	$20.46	—	—	—	10.59%
	All contract charges	—	712	$12,251	0.00%
2020	Lowest contract charge 1.10% Series II	$13.76	—	—	—	12.88%
	Highest contract charge 1.25% Series II	$18.50	—	—	—	12.80%
	All contract charges	—	587	$9,109	0.10%
2019	Lowest contract charge 1.10% Series II	$12.19	—	—	—	30.79%
	Highest contract charge 1.25% Series II	$16.40	—	—	—	30.57%
	All contract charges	—	567	$7,846	0.00%
2018	Lowest contract charge 1.10% Series II	$9.32	—	—	—	(0.53)%
	Highest contract charge 1.25% Series II	$12.56	—	—	—	(0.71)%
	All contract charges	—	493	$5,358	0.00%
2017	Lowest contract charge 1.10% Series II	$9.37	—	—	—	14.27%
	Highest contract charge 1.25% Series II	$12.65	—	—	—	14.17%
	All contract charges	—	391	$4,408	0.09%

Invesco V.I. High Yield Fund
2021	Lowest contract charge 1.00% Series II(s)	$11.88	—	—	—	2.59%
	Highest contract charge 1.70% Series II	$13.69	—	—	—	2.24%
	All contract charges	—	3,801	$49,502	4.70%
2020	Lowest contract charge 0.30% Series II	$12.84	—	—	—	2.56%
	Highest contract charge 1.70% Series II	$13.39	—	—	—	1.13%
	All contract charges	—	3,527	$45,313	5.70%
2019	Lowest contract charge 0.30% Series II	$12.52	—	—	—	12.89%
	Highest contract charge 1.70% Series II	$13.24	—	—	—	11.26%
	All contract charges	—	3,728	$47,392	5.83%
2018	Lowest contract charge 0.30% Series II	$11.09	—	—	—	(3.90)%
	Highest contract charge 1.70% Series II	$11.90	—	—	—	(5.25)%
	All contract charges	—	3,371	$38,789	5.07%
2017	Lowest contract charge 0.30% Series II	$11.54	—	—	—	5.77%
	Highest contract charge 1.70% Series II	$12.56	—	—	—	4.32%
	All contract charges	—	3,407	$41,395	3.97%

Invesco V.I. Main Street Mid Cap Fund
2021	Lowest contract charge 1.30% Series II	$25.69	—	—	—	21.24%
	Highest contract charge 1.70% Series II	$24.46	—	—	—	20.79%
	All contract charges	—	541	$13,805	0.25%

FSA-249

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Main Street Mid Cap Fund (Continued)
2020	Lowest contract charge 1.30% Series II	$21.19	—	—	—	7.56%
	Highest contract charge 1.70% Series II	$20.25	—	—	—	7.09%
	All contract charges	—	575	$12,106	0.48%
2019	Lowest contract charge 1.30% Series II	$19.70	—	—	—	23.36%
	Highest contract charge 1.70% Series II	$18.91	—	—	—	22.87%
	All contract charges	—	635	$12,442	0.22%
2018	Lowest contract charge 1.30% Series II	$15.97	—	—	—	(12.73)%
	Highest contract charge 1.70% Series II	$15.39	—	—	—	(13.10)%
	All contract charges	—	689	$10,933	0.11%
2017	Lowest contract charge 1.30% Series II	$18.30	—	—	—	13.17%
	Highest contract charge 1.70% Series II	$17.71	—	—	—	12.73%
	All contract charges	—	707	$12,870	0.32%

Invesco V.I. Small Cap Equity Fund
2021	Lowest contract charge 0.30% Series II	$20.51	—	—	—	19.73%
	Highest contract charge 1.70% Series II	$34.26	—	—	—	18.06%
	All contract charges	—	1,286	$34,479	0.00%
2020	Lowest contract charge 1.10% Series II	$14.58	—	—	—	25.47%
	Highest contract charge 1.70% Series II	$29.02	—	—	—	24.71%
	All contract charges	—	1,241	$28,526	0.03%
2019	Lowest contract charge 1.10% Series II	$11.62	—	—	—	24.95%
	Highest contract charge 1.70% Series II	$23.27	—	—	—	24.17%
	All contract charges	—	1,199	$22,456	0.00%
2018	Lowest contract charge 1.10% Series II	$9.30	—	—	—	(16.22)%
	Highest contract charge 1.70% Series II	$18.74	—	—	—	(16.71)%
	All contract charges	—	1,123	$17,369	0.00%
2017	Lowest contract charge 1.10% Series II	$11.10	—	—	—	12.46%
	Highest contract charge 1.70% Series II	$22.50	—	—	—	11.77%
	All contract charges	—	979	$18,905	0.00%

Janus Henderson Balanced Portfolio
2021	Lowest contract charge 0.30% Service Shares	$22.03	—	—	—	16.56%
	Highest contract charge 1.25% Service Shares	$20.37	—	—	—	15.48%
	All contract charges	—	17,230	$336,422	0.71%
2020	Lowest contract charge 0.30% Service Shares	$18.90	—	—	—	13.72%
	Highest contract charge 1.25% Service Shares	$17.64	—	—	—	12.57%
	All contract charges	—	12,273	$208,387	1.58%
2019	Lowest contract charge 0.30% Service Shares	$16.62	—	—	—	21.85%
	Highest contract charge 1.25% Service Shares	$15.67	—	—	—	20.72%
	All contract charges	—	9,867	$149,062	1.76%
2018	Lowest contract charge 0.30% Service Shares	$13.64	—	—	—	0.15%
	Highest contract charge 1.25% Service Shares	$12.98	—	—	—	(0.84)%
	All contract charges	—	6,729	$84,157	1.78%
2017	Lowest contract charge 0.30% Service Shares	$13.62	—	—	—	17.82%
	Highest contract charge 1.25% Service Shares	$13.09	—	—	—	16.67%
	All contract charges	—	4,346	$55,151	1.46%

FSA-250

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Janus Henderson Flexible Bond Portfolio
2021	Lowest contract charge 0.30% Service Shares	$12.64	—	—	—	(1.40)%
	Highest contract charge 1.25% Service Shares	$11.69	—	—	—	(2.34)%
	All contract charges	—	6,911	$79,785	1.87%
2020	Lowest contract charge 0.30% Service Shares	$12.82	—	—	—	9.95%
	Highest contract charge 1.25% Service Shares	$11.97	—	—	—	8.92%
	All contract charges	—	3,713	$43,953	2.50%
2019	Lowest contract charge 0.30% Service Shares	$11.66	—	—	—	8.87%
	Highest contract charge 1.25% Service Shares	$10.99	—	—	—	7.85%
	All contract charges	—	2,837	$30,824	2.91%
2018	Lowest contract charge 0.30% Service Shares	$10.71	—	—	—	(1.56)%
	Highest contract charge 1.25% Service Shares	$10.19	—	—	—	(2.49)%
	All contract charges	—	2,668	$26,852	2.71%
2017	Lowest contract charge 0.30% Service Shares	$10.88	—	—	—	3.03%
	Highest contract charge 1.25% Service Shares	$10.45	—	—	—	2.05%
	All contract charges	—	2,772	$28,673	2.63%

Janus Henderson U.S. Low Volatility Portfolio
2021	Lowest contract charge 0.30% Service Shares	$23.63	—	—	—	20.99%
	Highest contract charge 1.25% Service Shares	$21.85	—	—	—	19.79%
	All contract charges	—	1,330	$26,016	2.20%
2020	Lowest contract charge 0.30% Service Shares	$19.53	—	—	—	3.17%
	Highest contract charge 1.25% Service Shares	$18.24	—	—	—	2.24%
	All contract charges	—	1,276	$20,964	1.96%
2019	Lowest contract charge 0.30% Service Shares	$18.93	—	—	—	27.65%
	Highest contract charge 1.25% Service Shares	$17.84	—	—	—	26.44%
	All contract charges	—	1,092	$17,818	1.77%
2018	Lowest contract charge 1.10% Service Shares	$11.87	—	—	—	(5.64)%
	Highest contract charge 1.25% Service Shares	$14.11	—	—	—	(5.81)%
	All contract charges	—	846	$11,068	1.73%
2017	Lowest contract charge 1.10% Service Shares	$12.58	—	—	—	14.16%
	Highest contract charge 1.25% Service Shares	$14.98	—	—	—	14.00%
	All contract charges	—	783	$10,980	1.41%

JPMorgan Insurance Trust Global Allocation Portfolio
2021	Lowest contract charge 0.30% Class 2	$16.22	—	—	—	8.93%
	Highest contract charge 1.25% Class 2	$15.25	—	—	—	7.93%
	All contract charges	—	2,273	$34,701	0.79%

FSA-251

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

JPMorgan Insurance Trust Global Allocation Portfolio (Continued)
2020	Lowest contract charge 0.30% Class 2	$14.89	—	—	—	15.07%
	Highest contract charge 1.25% Class 2	$14.13	—	—	—	13.95%
	All contract charges	—	2,087	$29,508	1.70%
2019	Lowest contract charge 0.30% Class 2	$12.94	—	—	—	16.16%
	Highest contract charge 1.25% Class 2	$12.40	—	—	—	15.13%
	All contract charges	—	2,014	$24,992	2.09%
2018	Lowest contract charge 0.30% Class 2	$11.14	—	—	—	(6.54)%
	Highest contract charge 1.25% Class 2	$10.77	—	—	—	(7.47)%
	All contract charges	—	2,001	$21,558	0.00%
2017	Lowest contract charge 1.10% Class 2	$11.69	—	—	—	15.63%
	Highest contract charge 1.25% Class 2	$11.64	—	—	—	15.36%
	All contract charges	—	1,648	$19,191	1.34%

JPMorgan Insurance Trust Income Builder Portfolio
2021	Lowest contract charge 1.00% Class 2(s)	$13.50	—	—	—	5.06%
	Highest contract charge 1.25% Class 2	$13.35	—	—	—	6.89%
	All contract charges	—	2,423	$32,363	2.59%
2020	Lowest contract charge 1.10% Class 2	$12.60	—	—	—	4.05%
	Highest contract charge 1.25% Class 2	$12.49	—	—	—	3.82%
	All contract charges	—	2,257	$28,212	3.30%
2019	Lowest contract charge 1.10% Class 2	$12.11	—	—	—	13.07%
	Highest contract charge 1.25% Class 2	$12.03	—	—	—	12.85%
	All contract charges	—	2,195	$26,404	3.05%
2018	Lowest contract charge 1.10% Class 2	$10.71	—	—	—	(5.97)%
	Highest contract charge 1.25% Class 2	$10.66	—	—	—	(6.08)%
	All contract charges	—	1,856	$19,792	0.00%
2017	Lowest contract charge 1.10% Class 2	$11.39	—	—	—	10.48%
	Highest contract charge 1.25% Class 2	$11.35	—	—	—	10.30%
	All contract charges	—	1,362	$15,457	4.04%

Lord Abbett Series Fund — Bond Debenture Portfolio
2021	Lowest contract charge 0.25% VC Shares(s)	$14.98	—	—	—	2.25%
	Highest contract charge 1.70% VC Shares	$15.59	—	—	—	1.50%
	All contract charges	—	13,429	$195,924	3.31%
2020	Lowest contract charge 0.30% VC Shares	$14.54	—	—	—	6.99%
	Highest contract charge 1.70% VC Shares	$15.36	—	—	—	5.49%
	All contract charges	—	10,904	$157,803	3.87%
2019	Lowest contract charge 0.30% VC Shares	$13.59	—	—	—	13.06%
	Highest contract charge 1.70% VC Shares	$14.56	—	—	—	11.40%
	All contract charges	—	11,140	$153,267	4.09%
2018	Lowest contract charge 0.30% VC Shares	$12.02	—	—	—	(4.38)%
	Highest contract charge 1.70% VC Shares	$13.07	—	—	—	(5.63)%
	All contract charges	—	10,255	$127,291	4.51%
2017	Lowest contract charge 0.30% VC Shares	$12.57	—	—	—	8.93%
	Highest contract charge 1.70% VC Shares	$13.85	—	—	—	7.36%
	All contract charges	—	9,063	$120,081	4.57%

Lord Abbett Series Fund — Growth Opportunities Portfolio
2021	Lowest contract charge 1.30% VC Shares	$30.39	—	—	—	5.05%
	Highest contract charge 1.70% VC Shares	$29.08	—	—	—	4.64%
	All contract charges	—	219	$6,546	0.00%
2020	Lowest contract charge 1.30% VC Shares	$28.93	—	—	—	37.57%
	Highest contract charge 1.70% VC Shares	$27.79	—	—	—	37.03%
	All contract charges	—	237	$6,778	0.00%
2019	Lowest contract charge 1.30% VC Shares	$21.03	—	—	—	34.64%
	Highest contract charge 1.70% VC Shares	$20.28	—	—	—	34.04%
	All contract charges	—	225	$4,686	0.00%

FSA-252

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Lord Abbett Series Fund — Growth Opportunities Portfolio (Continued)
2018	Lowest contract charge 1.30% VC Shares	$15.62	—	—	—	(4.17)%
	Highest contract charge 1.70% VC Shares	$15.13	—	—	—	(4.54)%
	All contract charges	—	267	$4,111	0.00%
2017	Lowest contract charge 1.30% VC Shares	$16.30	—	—	—	21.28%
	Highest contract charge 1.70% VC Shares	$15.85	—	—	—	20.81%
	All contract charges	—	305	$4,929	0.00%

MFS® Investors Trust Series
2021	Lowest contract charge 0.25% Service Class(s)	$26.88	—	—	—	18.89%
	Highest contract charge 1.70% Service Class	$37.27	—	—	—	24.36%
	All contract charges	—	575	$17,937	0.42%
2020	Lowest contract charge 1.10% Service Class	$17.19	—	—	—	12.35%
	Highest contract charge 1.70% Service Class	$29.97	—	—	—	11.66%
	All contract charges	—	632	$15,706	0.43%
2019	Lowest contract charge 1.10% Service Class	$15.30	—	—	—	29.77%
	Highest contract charge 1.70% Service Class	$26.84	—	—	—	29.04%
	All contract charges	—	677	$15,346	0.50%
2018	Lowest contract charge 1.10% Service Class	$11.79	—	—	—	(6.72)%
	Highest contract charge 1.70% Service Class	$20.80	—	—	—	(7.35)%
	All contract charges	—	681	$12,191	0.44%
2017	Lowest contract charge 1.10% Service Class	$12.64	—	—	—	21.66%
	Highest contract charge 1.70% Service Class	$22.45	—	—	—	20.96%
	All contract charges	—	671	$13,414	0.57%

MFS® Massachusetts Investors Growth Stock Portfolio
2021	Lowest contract charge 1.30% Service Class	$49.30	—	—	—	24.03%
	Highest contract charge 1.70% Service Class	$46.93	—	—	—	23.53%
	All contract charges	—	479	$23,348	0.03%
2020	Lowest contract charge 1.30% Service Class	$39.75	—	—	—	20.60%
	Highest contract charge 1.70% Service Class	$37.99	—	—	—	20.11%
	All contract charges	—	559	$22,036	0.23%
2019	Lowest contract charge 1.30% Service Class	$32.96	—	—	—	37.79%
	Highest contract charge 1.70% Service Class	$31.63	—	—	—	37.22%
	All contract charges	—	608	$19,802	0.34%
2018	Lowest contract charge 1.30% Service Class	$23.92	—	—	—	(0.75)%
	Highest contract charge 1.70% Service Class	$23.05	—	—	—	(1.16)%
	All contract charges	—	564	$13,360	0.33%
2017	Lowest contract charge 1.30% Service Class	$24.10	—	—	—	26.44%
	Highest contract charge 1.70% Service Class	$23.32	—	—	—	25.92%
	All contract charges	—	613	$14,624	0.42%

MFS® Research Series
2021	Lowest contract charge 0.30% Service Class	$27.73	—	—	—	24.13%
	Highest contract charge 1.25% Service Class	$25.65	—	—	—	22.96%
	All contract charges	—	231	$5,300	0.34%
2020	Lowest contract charge 1.10% Service Class	$17.96	—	—	—	14.98%
	Highest contract charge 1.25% Service Class	$20.86	—	—	—	14.87%
	All contract charges	—	241	$4,552	0.55%
2019	Lowest contract charge 1.10% Service Class	$15.62	—	—	—	31.15%
	Highest contract charge 1.25% Service Class	$18.16	—	—	—	30.93%
	All contract charges	—	193	$3,212	0.60%
2018	Lowest contract charge 1.10% Service Class	$11.91	—	—	—	(5.70)%
	Highest contract charge 1.25% Service Class	$13.87	—	—	—	(5.84)%
	All contract charges	—	201	$2,582	0.46%

FSA-253

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Research Series (Continued)
2017	Lowest contract charge 1.10% Service Class	$12.63	—	—	—	21.79%
	Highest contract charge 1.25% Service Class	$14.73	—	—	—	21.53%
	All contract charges	—	168	$2,330	1.13%

MFS® Value Series
2021	Lowest contract charge 0.30% Service Class	$22.44	—	—	—	24.81%
	Highest contract charge 1.25% Service Class	$20.75	—	—	—	23.59%
	All contract charges	—	2,954	$55,861	1.18%
2020	Lowest contract charge 0.30% Service Class	$17.98	—	—	—	2.92%
	Highest contract charge 1.25% Service Class	$16.79	—	—	—	1.94%
	All contract charges	—	2,675	$41,001	1.35%
2019	Lowest contract charge 0.30% Service Class	$17.47	—	—	—	29.12%
	Highest contract charge 1.25% Service Class	$16.47	—	—	—	27.87%
	All contract charges	—	2,382	$35,850	1.96%
2018	Lowest contract charge 1.10% Service Class	$11.17	—	—	—	(11.35)%
	Highest contract charge 1.25% Service Class	$12.88	—	—	—	(11.48)%
	All contract charges	—	2,178	$25,659	1.38%
2017	Lowest contract charge 0.30% Service Class	$15.14	—	—	—	17.00%
	Highest contract charge 1.25% Service Class	$14.55	—	—	—	15.84%
	All contract charges	—	1,782	$23,848	1.80%

Multimanager Aggressive Equity
2021	Lowest contract charge 1.30% Class IB	$51.78	—	—	—	18.93%
	Highest contract charge 1.70% Class IB	$208.15	—	—	—	18.46%
	All contract charges	—	429	$24,733	0.00%
2020	Lowest contract charge 1.30% Class IB	$43.54	—	—	—	37.00%
	Highest contract charge 1.70% Class IB	$175.72	—	—	—	36.46%
	All contract charges	—	463	$22,836	0.00%
2019	Lowest contract charge 1.30% Class IB	$31.78	—	—	—	31.65%
	Highest contract charge 1.70% Class IB	$128.77	—	—	—	31.09%
	All contract charges	—	562	$20,992	0.80%
2018	Lowest contract charge 1.30% Class IB	$24.14	—	—	—	(1.55)%
	Highest contract charge 1.70% Class IB	$98.23	—	—	—	(1.92)%
	All contract charges	—	556	$15,759	0.13%
2017	Lowest contract charge 1.30% Class IB	$24.52	—	—	—	28.71%
	Highest contract charge 1.70% Class IB	$100.15	—	—	—	28.13%
	All contract charges	—	556	$16,104	0.16%

Multimanager Core Bond
2021	Lowest contract charge 1.30% Class IB	$14.84	—	—	—	(2.75)%
	Highest contract charge 1.70% Class IB	$14.67	—	—	—	(3.10)%
	All contract charges	—	6,382	$93,130	1.45%
2020	Lowest contract charge 1.30% Class IB	$15.26	—	—	—	4.88%
	Highest contract charge 1.70% Class IB	$15.14	—	—	—	4.41%
	All contract charges	—	6,115	$91,925	1.93%
2019	Lowest contract charge 1.30% Class IB	$14.55	—	—	—	6.05%
	Highest contract charge 1.70% Class IB	$14.50	—	—	—	5.61%
	All contract charges	—	7,181	$103,067	2.14%
2018	Lowest contract charge 1.30% Class IB	$13.72	—	—	—	(1.72)%
	Highest contract charge 1.70% Class IB	$13.73	—	—	—	(2.14)%
	All contract charges	—	7,243	$98,256	2.70%
2017	Lowest contract charge 1.30% Class IB	$13.96	—	—	—	1.68%
	Highest contract charge 1.70% Class IB	$14.03	—	—	—	1.30%
	All contract charges	—	8,250	$113,957	2.08%

Multimanager Technology
2021	Lowest contract charge 0.25% Class IB(s)	$49.85	—	—	—	19.77%
	Highest contract charge 1.70% Class IB	$65.69	—	—	—	18.77%
	All contract charges	—	3,363	$138,921	0.00%

FSA-254

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology (Continued)
2020	Lowest contract charge 0.30% Class IB	$41.37	—	—	—	52.83%
	Highest contract charge 1.70% Class IB	$55.31	—	—	—	50.67%
	All contract charges	—	3,012	$106,604	0.13%
2019	Lowest contract charge 0.30% Class IB	$27.07	—	—	—	37.48%
	Highest contract charge 1.70% Class IB	$36.71	—	—	—	35.51%
	All contract charges	—	2,875	$70,865	0.16%
2018	Lowest contract charge 0.30% Class IB	$19.69	—	—	—	1.97%
	Highest contract charge 1.70% Class IB	$27.09	—	—	—	0.56%
	All contract charges	—	2,643	$48,902	0.17%
2017	Lowest contract charge 0.30% Class IB	$19.31	—	—	—	38.72%
	Highest contract charge 1.70% Class IB	$26.94	—	—	—	36.75%
	All contract charges	—	2,053	$40,447	0.00%

Neuberger Berman International Equity Portfolio
2021	Lowest contract charge 1.10% Class S	$14.61	—	—	—	12.13%
	Highest contract charge 1.70% Class S	$14.13	—	—	—	11.44%
	All contract charges	—	355	$5,175	0.32%
2020	Lowest contract charge 1.10% Class S	$13.03	—	—	—	11.37%
	Highest contract charge 1.70% Class S	$12.68	—	—	—	10.65%
	All contract charges	—	364	$4,737	0.51%
2019	Lowest contract charge 1.10% Class S	$11.70	—	—	—	26.21%
	Highest contract charge 1.70% Class S	$11.46	—	—	—	25.52%
	All contract charges	—	383	$4,470	0.16%
2018	Lowest contract charge 1.10% Class S	$9.27	—	—	—	(17.82)%
	Highest contract charge 1.70% Class S	$9.13	—	—	—	(18.41)%
	All contract charges	—	389	$3,617	0.16%
2017	Lowest contract charge 1.10% Class S	$11.28	—	—	—	25.33%
	Highest contract charge 1.70% Class S	$11.19	—	—	—	24.61%
	All contract charges	—	374	$4,253	0.70%

Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio
2021	Lowest contract charge 0.30% Class S	$13.37	—	—	—	17.59%
	Highest contract charge 1.70% Class S	$12.02	—	—	—	16.02%
	All contract charges	—	300	$3,715	0.31%
2020	Lowest contract charge 1.10% Class S	$10.70	—	—	—	7.00%
	Highest contract charge 1.70% Class S	$10.36	—	—	—	6.37%
	All contract charges	—	291	$3,107	0.85%
2019	Lowest contract charge 1.10% Class S	$10.00	—	—	—	14.03%
	Highest contract charge 1.70% Class S	$9.74	—	—	—	13.26%
	All contract charges	—	302	$2,999	0.16%
2018	Lowest contract charge 1.10% Class S	$8.77	—	—	—	(7.78)%
	Highest contract charge 1.70% Class S	$8.60	—	—	—	(8.32)%
	All contract charges	—	292	$2,551	0.00%
2017	Lowest contract charge 1.10% Class S	$9.51	—	—	—	5.43%
	Highest contract charge 1.70% Class S	$9.38	—	—	—	4.80%
	All contract charges	—	242	$2,291	0.00%

PIMCO CommodityRealReturn® Strategy Portfolio
2021	Lowest contract charge 0.30% Advisor Class	$8.68	—	—	—	32.72%
	Highest contract charge 1.70% Advisor Class	$8.07	—	—	—	30.79%
	All contract charges	—	2,479	$21,376	4.20%
2020	Lowest contract charge 0.30% Advisor Class	$6.54	—	—	—	0.93%
	Highest contract charge 1.70% Advisor Class	$6.17	—	—	—	(0.48)%
	All contract charges	—	2,234	$14,610	6.28%
2019	Lowest contract charge 0.30% Advisor Class	$6.48	—	—	—	10.96%
	Highest contract charge 1.70% Advisor Class	$6.20	—	—	—	9.35%
	All contract charges	—	2,487	$16,150	4.33%

FSA-255

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

PIMCO CommodityRealReturn® Strategy Portfolio (Continued)
2018	Lowest contract charge 0.30% Advisor Class	$5.84	—	—	—	(14.37)%
	Highest contract charge 1.70% Advisor Class	$5.67	—	—	—	(15.63)%
	All contract charges	—	2,619	$15,406	1.97%
2017	Lowest contract charge 0.30% Advisor Class	$6.82	—	—	—	1.64%
	Highest contract charge 1.70% Advisor Class	$6.72	—	—	—	0.30%
	All contract charges	—	2,449	$16,872	10.94%

PIMCO Emerging Markets Bond Portfolio
2021	Lowest contract charge 0.30% Advisor Class	$13.33	—	—	—	(2.98)%
	Highest contract charge 1.70% Advisor Class	$14.85	—	—	—	(4.32)%
	All contract charges	—	1,032	$14,450	4.38%
2020	Lowest contract charge 0.30% Advisor Class	$13.74	—	—	—	6.26%
	Highest contract charge 1.70% Advisor Class	$15.52	—	—	—	4.72%
	All contract charges	—	1,078	$15,969	4.49%
2019	Lowest contract charge 0.30% Advisor Class	$12.93	—	—	—	14.32%
	Highest contract charge 1.70% Advisor Class	$14.82	—	—	—	12.79%
	All contract charges	—	1,221	$17,422	4.33%
2018	Lowest contract charge 1.10% Advisor Class	$10.58	—	—	—	(5.87)%
	Highest contract charge 1.70% Advisor Class	$13.14	—	—	—	(6.48)%
	All contract charges	—	1,349	$17,164	4.03%
2017	Lowest contract charge 1.10% Advisor Class	$11.24	—	—	—	8.60%
	Highest contract charge 1.70% Advisor Class	$14.05	—	—	—	7.91%
	All contract charges	—	1,491	$20,429	4.98%

PIMCO Global Bond Opportunities Portfolio (Unhedged)
2021	Lowest contract charge 1.00% Advisor Class(s)	$10.84	—	—	—	(2.52)%
	Highest contract charge 1.25% Advisor Class	$10.26	—	—	—	(5.44)%
	All contract charges	—	766	$8,082	4.70%
2020	Lowest contract charge 1.10% Advisor Class	$11.43	—	—	—	8.75%
	Highest contract charge 1.25% Advisor Class	$10.85	—	—	—	8.61%
	All contract charges	—	508	$5,650	2.35%
2019	Lowest contract charge 1.10% Advisor Class	$10.51	—	—	—	4.89%
	Highest contract charge 1.25% Advisor Class	$9.99	—	—	—	4.72%
	All contract charges	—	532	$5,464	2.34%
2018	Lowest contract charge 1.10% Advisor Class	$10.02	—	—	—	(5.38)%
	Highest contract charge 1.25% Advisor Class	$9.54	—	—	—	(5.54)%
	All contract charges	—	416	$4,062	6.69%
2017	Lowest contract charge 1.10% Advisor Class	$10.59	—	—	—	7.40%
	Highest contract charge 1.25% Advisor Class	$10.10	—	—	—	7.22%
	All contract charges	—	322	$3,307	2.28%

PIMCO Global Managed Asset Allocation Portfolio
2021	Lowest contract charge 1.00% Advisor Class(s)	$14.89	—	—	—	9.81%
	Highest contract charge 1.25% Advisor Class	$15.98	—	—	—	11.20%
	All contract charges	—	284	$4,382	2.27%
2020	Lowest contract charge 1.10% Advisor Class	$13.36	—	—	—	15.47%
	Highest contract charge 1.25% Advisor Class	$14.37	—	—	—	15.24%
	All contract charges	—	247	$3,437	7.76%
2019	Lowest contract charge 1.10% Advisor Class	$11.57	—	—	—	15.70%
	Highest contract charge 1.25% Advisor Class	$12.47	—	—	—	15.57%
	All contract charges	—	231	$2,818	2.15%
2018	Lowest contract charge 1.10% Advisor Class	$10.00	—	—	—	(6.72)%
	Highest contract charge 1.25% Advisor Class	$10.79	—	—	—	(6.82)%
	All contract charges	—	139	$1,476	1.59%
2017	Lowest contract charge 1.10% Advisor Class	$10.72	—	—	—	12.84%
	Highest contract charge 1.25% Advisor Class	$11.58	—	—	—	12.54%
	All contract charges	—	131	$1,506	2.22%

FSA-256

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

PIMCO Income Portfolio
2021	Lowest contract charge 0.30% Advisor Class	$11.70	—	—	—	1.56%
	Highest contract charge 1.65% Advisor Class	$11.20	—	—	—	0.27%
	All contract charges	—	3,382	$38,463	2.80%
2020	Lowest contract charge 0.30% Advisor Class	$11.52	—	—	—	6.08%
	Highest contract charge 1.65% Advisor Class	$11.17	—	—	—	4.59%
	All contract charges	—	1,952	$22,039	4.55%
2019	Lowest contract charge 0.30% Advisor Class(c)	$10.86	—	—	—	8.17%
	Highest contract charge 1.65% Advisor Class(c)	$10.68	—	—	—	6.69%
	All contract charges	—	1,191	$12,788	3.37%
2018	Lowest contract charge 1.10% Advisor Class(c)	$10.02	—	—	—	—%
	Highest contract charge 1.30% Advisor Class(c)	$10.02	—	—	—	—%
	All contract charges	—	41	$415	0.71%

ProFund VP Bear
2021	Lowest contract charge 1.30% Common Shares	$0.99	—	—	—	(25.56)%
	Highest contract charge 1.65% Common Shares	$0.95	—	—	—	(25.78)%
	All contract charges	—	31	$30	0.00%
2020	Lowest contract charge 1.30% Common Shares	$1.33	—	—	—	(26.52)%
	Highest contract charge 1.65% Common Shares	$1.28	—	—	—	(26.86)%
	All contract charges	—	30	$39	0.39%
2019	Lowest contract charge 1.30% Common Shares	$1.81	—	—	—	(24.27)%
	Highest contract charge 1.65% Common Shares	$1.75	—	—	—	(24.24)%
	All contract charges	—	36	$65	0.13%
2018	Lowest contract charge 1.30% Common Shares	$2.39	—	—	—	3.02%
	Highest contract charge 1.65% Common Shares	$2.31	—	—	—	2.21%
	All contract charges	—	84	$199	0.00%
2017	Lowest contract charge 1.30% Common Shares	$2.32	—	—	—	(19.16)%
	Highest contract charge 1.70% Common Shares	$2.25	—	—	—	(19.35)%
	All contract charges	—	53	$122	0.00%

ProFund VP Biotechnology
2021	Lowest contract charge 1.30% Common Shares	$46.06	—	—	—	14.21%
	Highest contract charge 1.70% Common Shares	$43.85	—	—	—	13.78%
	All contract charges	—	1,003	$45,627	0.00%
2020	Lowest contract charge 1.30% Common Shares	$40.33	—	—	—	13.89%
	Highest contract charge 1.70% Common Shares	$38.54	—	—	—	13.42%
	All contract charges	—	1,098	$43,756	0.02%

FSA-257

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ProFund VP Biotechnology (Continued)
2019	Lowest contract charge 0.65% Common Shares	$35.68	—	—	—	15.69%
	Highest contract charge 1.70% Common Shares	$33.98	—	—	—	14.45%
	All contract charges	—	1,188	$41,615	0.00%
2018	Lowest contract charge 0.65% Common Shares	$30.84	—	—	—	(7.36)%
	Highest contract charge 1.70% Common Shares	$29.69	—	—	—	(8.34)%
	All contract charges	—	1,339	$40,876	0.00%
2017	Lowest contract charge 0.65% Common Shares	$33.29	—	—	—	21.72%
	Highest contract charge 1.70% Common Shares	$32.39	—	—	—	20.45%
	All contract charges	—	1,461	$48,437	0.00%

Putnam VT Diversified Income Fund
2021	Lowest contract charge 0.30% Class IB	$10.60	—	—	—	(7.26)%
	Highest contract charge 1.70% Class IB	$9.52	—	—	—	(8.55)%
	All contract charges	—	2,623	$26,293	0.64%
2020	Lowest contract charge 0.30% Class IB	$11.43	—	—	—	(1.21)%
	Highest contract charge 1.70% Class IB	$10.41	—	—	—	(2.62)%
	All contract charges	—	2,538	$27,664	7.68%
2019	Lowest contract charge 0.30% Class IB	$11.57	—	—	—	10.93%
	Highest contract charge 1.70% Class IB	$10.69	—	—	—	9.30%
	All contract charges	—	2,641	$29,312	3.00%
2018	Lowest contract charge 0.30% Class IB	$10.43	—	—	—	(1.23)%
	Highest contract charge 1.70% Class IB	$9.78	—	—	—	(2.69)%
	All contract charges	—	1,896	$19,124	2.83%
2017	Lowest contract charge 1.10% Class IB	$10.66	—	—	—	5.96%
	Highest contract charge 1.70% Class IB	$10.05	—	—	—	5.35%
	All contract charges	—	1,012	$10,380	5.29%

Putnam VT Global Asset Allocation Fund
2021	Lowest contract charge 0.30% Class IB	$16.50	—	—	—	13.56%
	Highest contract charge 1.25% Class IB	$15.51	—	—	—	12.55%
	All contract charges	—	415	$6,477	0.68%
2020	Lowest contract charge 0.30% Class IB	$14.53	—	—	—	12.03%
	Highest contract charge 1.25% Class IB	$13.78	—	—	—	10.86%
	All contract charges	—	411	$5,696	1.86%
2019	Lowest contract charge 0.30% Class IB	$12.97	—	—	—	16.74%
	Highest contract charge 1.25% Class IB	$12.43	—	—	—	15.74%
	All contract charges	—	377	$4,700	1.45%
2018	Lowest contract charge 0.30% Class IB	$11.11	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB	$10.74	—	—	—	(8.44)%
	All contract charges	—	386	$4,155	1.69%
2017	Lowest contract charge 1.10% Class IB	$11.78	—	—	—	14.15%
	Highest contract charge 1.25% Class IB	$11.73	—	—	—	13.88%
	All contract charges	—	366	$4,308	1.21%

Putnam VT Multi-Asset Absolute Return Fund
2021	Lowest contract charge 1.10% Class IB	$8.98	—	—	—	(0.33)%
	Highest contract charge 1.25% Class IB	$9.23	—	—	—	(0.54)%
	All contract charges	—	240	$2,186	0.00%
2020	Lowest contract charge 1.10% Class IB	$9.01	—	—	—	(8.34)%
	Highest contract charge 1.25% Class IB	$9.28	—	—	—	(8.57)%
	All contract charges	—	224	$2,041	0.00%

FSA-258

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Putnam VT Multi-Asset Absolute Return Fund (Continued)
2019	Lowest contract charge 1.10% Class IB	$9.83	—	—	—	4.69%
	Highest contract charge 1.25% Class IB	$10.15	—	—	—	4.64%
	All contract charges	—	231	$2,304	0.00%
2018	Lowest contract charge 1.10% Class IB	$9.39	—	—	—	(8.83)%
	Highest contract charge 1.25% Class IB	$9.70	—	—	—	(9.01)%
	All contract charges	—	254	$2,427	0.38%
2017	Lowest contract charge 1.10% Class IB	$10.30	—	—	—	5.86%
	Highest contract charge 1.25% Class IB	$10.66	—	—	—	5.65%
	All contract charges	—	248	$2,615	0.00%

Putnam VT Research Fund
2021	Lowest contract charge 1.00% Class IB(s)	$23.25	—	—	—	16.83%
	Highest contract charge 1.25% Class IB	$23.00	—	—	—	22.60%
	All contract charges	—	187	$4,358	0.09%
2020	Lowest contract charge 1.10% Class IB	$18.92	—	—	—	18.62%
	Highest contract charge 1.25% Class IB	$18.76	—	—	—	18.36%
	All contract charges	—	110	$2,090	0.50%
2019	Lowest contract charge 1.10% Class IB	$15.95	—	—	—	31.71%
	Highest contract charge 1.25% Class IB	$15.85	—	—	—	31.64%
	All contract charges	—	120	$1,916	1.02%
2018	Lowest contract charge 1.10% Class IB	$12.11	—	—	—	(5.76)%
	Highest contract charge 1.25% Class IB	$12.04	—	—	—	(5.94)%
	All contract charges	—	93	$1,128	0.00%
2017	Lowest contract charge 1.10% Class IB	$12.85	—	—	—	22.03%
	Highest contract charge 1.25% Class IB	$12.80	—	—	—	21.79%
	All contract charges	—	36	$466	0.53%

T. Rowe Price Equity Income Portfolio
2021	Lowest contract charge 0.30% Class II	$19.81	—	—	—	24.83%
	Highest contract charge 1.25% Class II	$18.32	—	—	—	23.62%
	All contract charges	—	1,653	$28,703	1.44%
2020	Lowest contract charge 0.30% Class II	$15.87	—	—	—	0.63%
	Highest contract charge 1.25% Class II	$14.82	—	—	—	(0.27)%
	All contract charges	—	1,287	$18,134	2.13%
2019	Lowest contract charge 0.30% Class II	$15.77	—	—	—	25.66%
	Highest contract charge 1.25% Class II	$14.86	—	—	—	24.46%
	All contract charges	—	1,175	$16,615	2.14%
2018	Lowest contract charge 0.30% Class II	$12.55	—	—	—	(9.97)%
	Highest contract charge 1.25% Class II	$11.94	—	—	—	(10.83)%
	All contract charges	—	945	$10,746	1.93%
2017	Lowest contract charge 0.30% Class II	$13.94	—	—	—	15.40%
	Highest contract charge 1.25% Class II	$13.39	—	—	—	14.25%
	All contract charges	—	598	$7,729	1.64%

Templeton Developing Markets VIP Fund
2021	Lowest contract charge 1.30% Class 2	$13.97	—	—	—	(6.99)%
	Highest contract charge 1.70% Class 2	$13.30	—	—	—	(7.38)%
	All contract charges	—	850	$11,716	0.91%
2020	Lowest contract charge 1.30% Class 2	$15.02	—	—	—	15.63%
	Highest contract charge 1.70% Class 2	$14.36	—	—	—	15.25%
	All contract charges	—	943	$14,001	4.08%
2019	Lowest contract charge 1.30% Class 2	$12.99	—	—	—	25.14%
	Highest contract charge 1.70% Class 2	$12.46	—	—	—	24.48%
	All contract charges	—	1,042	$13,391	1.00%
2018	Lowest contract charge 1.30% Class 2	$10.38	—	—	—	(16.96)%
	Highest contract charge 1.70% Class 2	$10.01	—	—	—	(17.20)%
	All contract charges	—	1,137	$11,687	0.88%

FSA-259

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Developing Markets VIP Fund (Continued)
2017	Lowest contract charge 1.30% Class 2	$12.50	—	—	—	38.58%
	Highest contract charge 1.70% Class 2	$12.09	—	—	—	38.01%
	All contract charges	—	1,142	$14,129	0.83%

Templeton Foreign VIP Fund
2021	Lowest contract charge 1.30% Class 2	$12.35	—	—	—	2.75%
	Highest contract charge 1.70% Class 2	$11.76	—	—	—	2.35%
	All contract charges	—	425	$5,171	1.83%
2020	Lowest contract charge 1.30% Class 2	$12.02	—	—	—	(2.44)%
	Highest contract charge 1.70% Class 2	$11.49	—	—	—	(2.79)%
	All contract charges	—	447	$5,295	3.35%
2019	Lowest contract charge 1.30% Class 2	$12.32	—	—	—	11.09%
	Highest contract charge 1.70% Class 2	$11.82	—	—	—	10.57%
	All contract charges	—	503	$6,126	1.75%
2018	Lowest contract charge 1.30% Class 2	$11.09	—	—	—	(16.55)%
	Highest contract charge 1.70% Class 2	$10.69	—	—	—	(16.87)%
	All contract charges	—	577	$6,346	2.68%
2017	Lowest contract charge 1.30% Class 2	$13.29	—	—	—	15.16%
	Highest contract charge 1.70% Class 2	$12.86	—	—	—	14.72%
	All contract charges	—	656	$8,632	2.60%

Templeton Global Bond VIP Fund
2021	Lowest contract charge 0.30% Class 2	$9.37	—	—	—	(5.26)%
	Highest contract charge 1.70% Class 2	$10.38	—	—	—	(6.65)%
	All contract charges	—	9,256	$92,152	0.00%
2020	Lowest contract charge 0.30% Class 2	$9.89	—	—	—	(5.63)%
	Highest contract charge 1.70% Class 2	$11.12	—	—	—	(6.87)%
	All contract charges	—	9,608	$103,109	8.50%
2019	Lowest contract charge 0.30% Class 2	$10.48	—	—	—	1.75%
	Highest contract charge 1.70% Class 2	$11.94	—	—	—	0.25%
	All contract charges	—	10,703	$123,763	7.13%
2018	Lowest contract charge 0.30% Class 2	$10.30	—	—	—	1.58%
	Highest contract charge 1.70% Class 2	$11.91	—	—	—	0.25%
	All contract charges	—	11,252	$130,384	0.00%
2017	Lowest contract charge 0.30% Class 2	$10.14	—	—	—	1.71%
	Highest contract charge 1.70% Class 2	$11.88	—	—	—	0.17%
	All contract charges	—	11,567	$134,443	0.00%

Templeton Growth VIP Fund
2021	Lowest contract charge 1.30% Class 2	$16.87	—	—	—	3.50%
	Highest contract charge 1.70% Class 2	$16.07	—	—	—	3.08%
	All contract charges	—	56	$938	1.09%
2020	Lowest contract charge 1.30% Class 2	$16.30	—	—	—	4.42%
	Highest contract charge 1.70% Class 2	$15.59	—	—	—	4.00%
	All contract charges	—	68	$1,102	2.94%
2019	Lowest contract charge 1.30% Class 2	$15.61	—	—	—	13.61%
	Highest contract charge 1.70% Class 2	$14.99	—	—	—	13.13%
	All contract charges	—	84	$1,293	2.70%
2018	Lowest contract charge 1.30% Class 2	$13.74	—	—	—	(15.96)%
	Highest contract charge 1.70% Class 2	$13.25	—	—	—	(16.30)%
	All contract charges	—	102	$1,381	1.97%
2017	Lowest contract charge 1.30% Class 2	$16.35	—	—	—	17.04%
	Highest contract charge 1.70% Class 2	$15.83	—	—	—	16.48%
	All contract charges	—	121	$1,961	1.63%

VanEck VIP Emerging Markets Bond Fund
2021	Lowest contract charge 1.10% Initial Class	$10.64	—	—	—	(5.08)%
	Highest contract charge 1.25% Initial Class	$10.33	—	—	—	(5.23)%
	All contract charges	—	101	$1,060	5.56%

FSA-260

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

VanEck VIP Emerging Markets Bond Fund (Continued)
2020	Lowest contract charge 1.10% Initial Class	$11.21	—	—	—	7.68%
	Highest contract charge 1.25% Initial Class	$10.90	—	—	—	7.50%
	All contract charges	—	93	$1,023	7.19%
2019	Lowest contract charge 1.10% Initial Class	$10.41	—	—	—	11.46%
	Highest contract charge 1.25% Initial Class	$10.14	—	—	—	11.18%
	All contract charges	—	94	$977	0.35%
2018	Lowest contract charge 1.10% Initial Class	$9.34	—	—	—	(7.25)%
	Highest contract charge 1.25% Initial Class	$9.12	—	—	—	(7.32)%
	All contract charges	—	108	$994	7.08%
2017	Lowest contract charge 1.10% Initial Class	$10.07	—	—	—	11.03%
	Highest contract charge 1.25% Initial Class	$9.84	—	—	—	10.94%
	All contract charges	—	94	$940	2.13%

VanEck VIP Global Resources Fund
2021	Lowest contract charge 0.30% Class S	$8.08	—	—	—	18.30%
	Highest contract charge 1.70% Class S	$8.66	—	—	—	16.71%
	All contract charges	—	1,885	$16,607	0.30%
2020	Lowest contract charge 0.30% Class S	$6.83	—	—	—	18.37%
	Highest contract charge 1.70% Class S	$7.42	—	—	—	16.85%
	All contract charges	—	2,225	$16,716	0.73%
2019	Lowest contract charge 0.30% Class S	$5.77	—	—	—	11.18%
	Highest contract charge 1.70% Class S	$6.35	—	—	—	9.67%
	All contract charges	—	2,536	$16,261	0.00%
2018	Lowest contract charge 0.30% Class S	$5.19	—	—	—	(28.61)%
	Highest contract charge 1.70% Class S	$5.79	—	—	—	(29.73)%
	All contract charges	—	2,882	$16,799	0.00%
2017	Lowest contract charge 0.30% Class S	$7.27	—	—	—	(2.15)%
	Highest contract charge 1.70% Class S	$8.24	—	—	—	(3.63)%
	All contract charges	—	3,140	$26,029	0.00%

(a)	Units were made available on May 19, 2017.
(b)	Units were made available on November 20, 2017.
(c)	Units were made available on October 22, 2018.
(d)	Units were made available on November 02, 2018.
(e)	Units were made available on February 19, 2019.
(f)	EQ/Aggressive Growth Strategy replaced EQ/Franklin Templeton Allocation Managed Volatility due to a merger on June 05, 2020.
(g)	EQ/All Asset Growth Allocation replaced CharterSM Aggressive Growth, CharterSM Growth, CharterSM Moderate and CharterSM Moderate Growth due to a merger on June 05, 2020.
(h)	EQ/Capital Group Research replaced EQ/UBS Growth and Income due to a merger on June 05, 2020.
(i)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 05, 2020.
(j)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 05, 2020.
(k)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(l)	1290 VT SmartBeta Equity replaced EQ/Templeton Global Equity Managed Volatility due to a merger on June 12, 2020.
(m)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.
(n)	EQ/Conservative Allocation replaced CharterSM Conservative due to a merger on June 12, 2020.
(o)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
(p)	Units were made available on June 12, 2020.
(q)	Hartford Disciplined Equity HLS Fund replaced Hartford Growth Opportunities HLS Fund due to a merger on September 18, 2020.
(r)	Units were made available on September 18, 2020.
(s)	Units were made available on March 31, 2021.
(t)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.
(u)	EQ/Balanced Strategy replaced EQ/Franklin Balanced Managed Volatility due to a merger on June 18, 2021.
(v)	EQ/Core Plus Bond replaced EQ/Global Bond PLUS due to a merger on June 18, 2021.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.

FSA-261

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Concluded)

December 31, 2021

8.	Financial Highlights (Concluded)

**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Covid-19 Impact

Throughout 2020 and 2021, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and additional risks to Equitable Financial’s business. As of December 31 2021, COVID-19 related impacts to Equitable Financial, including adverse mortality experience, have been manageable. However, because of the continued uncertainty as to future events around the pandemic, the extent and nature of the full financial impact cannot reasonably be estimated at this time. Management will continue to monitor developments, and its impact on the fair value of the Portfolios in which the Variable Investment Options invest.

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2021 through April 15, 2022, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-262

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of Equitable Financial Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Amortization and Valuation of Deferred Policy Acquisition Costs (“DAC”) related to Variable Annuity Products with Guaranteed Minimum Benefits

As described in Note 2 to the consolidated financial statements, DAC represents acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business that are deferred. A significant portion of the $4.3 billion DAC as of December 31, 2021, is associated with the variable annuity products with guaranteed minimum benefits. DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, Universal Life and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The DAC amortization and valuation estimates for these products are determined using models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread.

The principal considerations for our determination that performing procedures relating to the amortization and valuation of DAC related to variable annuity products with guaranteed minimum benefits is a critical audit matter are (i) the significant judgment by management when determining the amortization and valuation estimates, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the relevant models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to amortization and valuation of DAC related to variable annuity products with guaranteed minimum benefits, including controls over the relevant models and development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the amortization and valuation estimates of DAC, which included (i) testing the completeness and accuracy of the historical data used by management to develop and update the significant assumptions, (ii) testing that significant assumptions are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant models and the reasonableness of the significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread based on consideration of the Company’s experience, industry trends, and market conditions, as applicable.

Valuation of Guaranteed Minimum Benefit Features related to Certain Life and Annuity Contracts included within Future Policy Benefits and Other Policyholders’ Liabilities and Amounts Due From Reinsurers

As described in Note 2 to the consolidated financial statements, future policy benefits and other policyholders’ liabilities of $36.9 billion as of December 31, 2021, includes reserves related to guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefit (“GMIB”) features for certain life and annuity contracts, other than those accounted for as embedded derivatives. Amounts due from reinsurers of $13.3 billion as of December 31, 2021, includes reinsurance recoverables related to GMDB and GMIB features for certain life and annuity contracts ceded under reinsurance contracts other than those accounted for as embedded derivatives. For certain contracts with guaranteed minimum benefit features, the benefits are accounted for as reserves and determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Amounts due from reinsurers, other than those accounted for as embedded derivatives, are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

The principal considerations for our determination that performing procedures relating to the valuation of guaranteed minimum benefit features related to certain life and annuity contracts included within future policy benefits and other policyholders’ liabilities and amounts due from reinsurers is a critical audit matter are (i) the significant judgment by management when determining the valuation of these guaranteed minimum benefit features, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the relevant models and significant assumptions of expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates (collectively referred to as “the significant assumptions”), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to valuation of guaranteed minimum benefit features related to certain life and annuity contracts, including controls over the relevant models and development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the valuation of the guaranteed minimum benefit features, which included (i) testing the completeness and accuracy of the historical data used by management to develop and update the significant assumptions, (ii) testing that significant assumptions are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant models and the reasonableness of the significant assumptions based on consideration of the Company’s experience, industry trends, and market conditions, as applicable.

Valuation of GMIB Features accounted for as Derivatives included within Future Policy Benefits and Other Policyholders’ Liabilities, GMIB Reinsurance Contract Asset, at fair value and Amounts Due from Reinsurers

As described in Notes 2 and 7 to the consolidated financial statements, the Company issues certain annuity contracts that contain GMIB features that are accounted for as embedded derivatives, recorded at fair value and presented within policy benefits and other policyholders’ liabilities. The reinsurance of certain of these GMIB features are accounted for as embedded derivatives and are presented at fair value within amounts due from reinsurers. Additionally, there are ceded reinsurance contracts that are net settled, accounted for as a derivative at fair value and presented within GMIB reinsurance contract asset, at fair value. As of December 31, 2021, the fair value of the GMIB features accounted for as embedded derivatives and presented within future policy benefits and other policyholders’ liabilities was $8.5 billion, GMIB reinsurance contract asset, at fair value was $2.1 billion, and amounts due from reinsurers was $5.8 billion. Management determined the fair values the of the GMIB features presented as embedded derivatives using a discounted cash flow valuation technique that incorporates significant unobservable inputs with respect to (i) non-performance risk, lapse rates, withdrawal rates, annuitization rates, and mortality rates for future policy benefits and other policyholders’ liabilities, and (ii) non-performance risk, lapse rates, withdrawal rates, utilization rates, volatility rates, and mortality rates for the GMIB reinsurance contract asset, at fair value and the amounts due from reinsurers.

The principal considerations for our determination that performing procedures relating to the valuation of GMIB features accounted for as derivatives and included within future policy benefits and other policyholders’ liabilities, GMIB reinsurance contract asset, at fair value, and amounts due from reinsurers is a critical audit matter are (i) the significant judgment by management when determining the fair values of the GMIB features accounted for as derivatives, (ii) a high degree of auditor judgment, subjectivity, and effort in performing procedures and evaluating audit evidence relating to the valuation technique and significant unobservable inputs with related to non-performance risk, lapse rates, withdrawal rates, annuitization rates, and mortality rates for the reinsurance contract asset and the amounts due from reinsurers, and non-performance risk, lapse rates, withdrawal rates, annuitization rates and mortality rates for future policyholders’ liabilities (collectively referred to as “the significant unobservable inputs”), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to determining the fair value of the GMIB features accounted for as derivatives included within future policy benefits and other policyholders’ liabilities, GMIB reinsurance contract asset, at fair value, and amounts due from reinsurers, including controls over the valuation technique and determination of significant unobservable inputs. These procedures also included, among others, testing management’s process for determining the fair value of the GMIB features accounted for as derivatives, which included (i) testing the completeness and accuracy of the historical data used by management to develop and update the significant unobservable inputs, (ii) testing that significant unobservable inputs are accurately reflected in the relevant valuation technique, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the valuation technique and the reasonableness of the significant unobservable inputs based on consideration of the Company’s experience, industry trends, and market conditions, as applicable.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the Company’s auditor since 1993.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2021 AND 2020

	December 31,
	2021	2020
	(in millions, except share data)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $68,636 and $68,136) (allowance for credit losses of $22 and $13)	$73,076	$76,353
Mortgage loans on real estate (net of allowance for credit losses of $62 and $81)	14,016	13,142
Policy loans	3,540	3,635
Other equity investments(1)	2,759	1,342
Trading securities, at fair value	379	5,340
Other invested assets	2,910	2,383

Total investments	96,680	102,195
Cash and cash equivalents	1,815	2,043
Deferred policy acquisition costs	4,267	3,816
Amounts due from reinsurers (allowance for credit losses of $5 and $5 ) (includes amounts accounted for at fair value of $5,813 and $—)(3)	13,300	3,053
Loans to affiliates	1,900	900
GMIB reinsurance contract asset, at fair value	2,068	2,859
Current and deferred income taxes	842	—
Other assets	3,023	3,078
Separate Accounts assets	143,912	133,350

Total Assets	$267,807	$251,294

LIABILITIES
Policyholders’ account balances	$75,467	$63,109
Future policy benefits and other policyholders’ liabilities	36,851	40,151
Broker-dealer related payables	630	1,064
Amounts due to reinsurers	135	122
Current and deferred income taxes	—	234
Other liabilities	2,078	1,580
Separate Accounts liabilities	143,912	133,350

Total Liabilities	$259,073	$239,610
Redeemable noncontrolling interest(2)	$28	$41

Commitments and contingent liabilities (Note 16)

EQUITY
Equity attributable to Equitable Financial:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	8,546	7,841
Retained earnings	(2,199)	(795)
Accumulated other comprehensive income (loss)	2,357	4,595

Total Equity	8,706	11,643

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$267,807	$251,294

(1)	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.
(2)	See Note 18 of the Notes to these Consolidated Financial Statements for details of redeemable noncontrolling interest.
(3)

Represents the fair value of the ceded reserves to Venerable. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable transaction and Note 7 of the Notes to these Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
REVENUES
Policy charges and fee income	$3,391	$3,464	$3,487
Premiums	750	806	936
Net derivative gains (losses)	(4,685)	(1,541)	(3,831)
Net investment income (loss)	3,483	3,208	3,298
Investment gains (losses), net:
Credit losses on available-for-sale debt securities and loans	2	(58)	—
Other investment gains (losses), net	851	845	206

Total investment gains (losses), net	853	787	206

Investment management and service fees	1,004	1,010	1,022
Other income	93	57	56

Total revenues	4,889	7,791	5,174

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	2,982	4,951	4,088
Interest credited to policyholders’ account balances	1,128	1,118	1,149
Compensation and benefits	328	309	335
Commissions	700	636	629
Interest expense	1	—	4
Amortization of deferred policy acquisition costs	456	1,333	520
Other operating costs and expenses	1,164	830	912

Total benefits and other deductions	6,759	9,177	7,637

Income (loss) from continuing operations, before income taxes	(1,870)	(1,386)	(2,463)
Income tax (expense) benefit	474	627	579

Net income (loss)	(1,396)	(759)	(1,884)
Less: Net income (loss) attributable to the noncontrolling interest	—	—	5

Net income (loss) attributable to Equitable Financial	$(1,396)	$(759)	$(1,889)

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,396)	$(759)	$(1,884)

Other comprehensive income (loss), net of income taxes:
Change in unrealized gains (losses), net of adjustments(1)	(2,238)	2,999	2,095
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	—	—	2

Other comprehensive income (loss), net of income taxes	(2,238)	2,999	2,097

Comprehensive income (loss)	(3,634)	2,240	213

Less: Comprehensive income (loss) attributable to the noncontrolling interest(1)	—	—	5

Comprehensive income (loss) attributable to Equitable Financial	$(3,634)	$2,240	$208

(1)	See Note 15 of the Notes to these Consolidated Financial Statements for details of change in unrealized gains (losses), net of adjustments.
(2)	Amounts for the year ended December 31, 2019 were reclassified to conform to the current year’s presentation.

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Year Ended December 31,
	Equitable Financial Equity
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Non-controlling Interest	Total Equity
	(in millions)
January 1, 2021	$2	$7,841	$(795)	$4,595	$11,643	$—	$11,643
Dividend to parent company	—	—	(8)	—	(8)	—	(8)
Capital contribution from parent company	—	750	—	—	750	—	750
Net income (loss)	—	—	(1,396)	—	(1,396)	—	(1,396)
Other comprehensive income (loss)	—	—	—	(2,238)	(2,238)	—	(2,238)
Other	—	(45)	—	—	(45)	—	(45)

December 31, 2021	$2	$8,546	$(2,199)	$2,357	$8,706	$—	$8,706

January 1, 2020	$2	$7,809	$2,145	$1,596	$11,552	$13	$11,565
Dividend to parent company	—	—	(2,149)	—	(2,149)	—	(2,149)
Cumulative effect of adoption of ASU 2016-03, CECL	—	—	(32)	—	(32)	—	(32)
Net income (loss)	—	—	(759)	—	(759)	(1)	(760)
Other comprehensive income (loss)	—	—	—	2,999	2,999	—	2,999
Other	—	32	—	—	32	(12)	20

December 31, 2020	$2	$7,841	$(795)	$4,595	$11,643	$—	$11,643

January 1, 2019	$2	$7,807	$5,039	$(501)	$12,347	$12	$12,359
Dividend to parent	—	—	(1,005)	—	(1,005)	—	(1,005)
Transfer of AB Holding	—	—	—	—	—	—	—
Net income (loss)	—	—	(1,889)	—	(1,889)	—	(1,889)
Other comprehensive	—	—	—	2,097	2,097	—	2,097
Other	—	2	—	—	2	1	3

December 31, 2019	$2	$7,809	$2,145	$1,596	$11,552	$13	$11,565

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Cash flows from operating activities:
Net income (loss)	$(1,396)	$(759)	$(1,884)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,128	1,118	1,149
Policy charges and fee income	(3,391)	(3,464)	(3,487)
Net derivative (gains) losses	4,685	1,541	3,831
Credit losses on AFS debt securities and loans	(2)	58	—
Investment (gains) losses, net	(851)	(845)	(206)
Realized and unrealized (gains) losses on trading securities	58	(106)	(429)
Non-cash long-term incentive compensation expense	(16)	29	3
Amortization of deferred cost of reinsurance asset	—	—	(7)
Amortization and depreciation	316	1,249	391
Equity (income) loss from limited partnerships	(489)	(74)	(73)
Changes in:
Net broker-dealer and customer related receivables/payables	—	—	4
Reinsurance recoverable(1)	(1,165)	(283)	(183)
Capitalization of deferred policy acquisition costs	(724)	(565)	(648)
Future policy benefits	(181)	1,857	1,084
Current and deferred income taxes	(481)	(306)	(329)
Other, net	575	(218)	178

Net cash provided by (used in) operating activities	$(1,934)	$(768)	$(606)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$33,815	$18,453	$12,450
Mortgage loans on real estate	1,677	630	952
Trading account securities	5,062	1,913	10,209
Real estate joint ventures	—	55	5
Short-term investments	87	1,494	2,548
Other	1,720	973	253
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(42,573)	(26,402)	(28,537)
Mortgage loans on real estate	(2,546)	(1,747)	(1,240)
Trading account securities	(164)	(534)	(1,067)
Short-term investments	(6)	(1,098)	(2,762)
Other	(2,663)	(1,174)	(408)
Cash settlements related to derivative instruments, net	(5,981)	1,204	(961)
Issuance of loans to affiliates	(1,000)	—	(900)
Repayments of loans to affiliates	—	300	300
Investment in capitalized software, leasehold improvements and EDP equipment	(59)	(66)	(65)
Other, net	78	(406)	(55)

Net cash provided by (used in) investing activities	$(12,553)	$(6,405)	$(9,278)

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(CONTINUED)

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$16,930	$10,928	$12,283
Withdrawals	(7,073)	(4,370)	(4,641)
Transfer (to) from Separate Accounts	2,159	2,517	1,869
Change in collateralized pledged assets	34	(140)	(69)
Change in collateralized pledged liabilities	1,411	859	1,359
Capital contribution from parent company	750	—	—
Shareholder dividend paid	(7)	(2,149)	(1,005)
Purchase (redemption) of noncontrolling interests of consolidated company-sponsored investment funds	13	9	19
Repayment of loans from affiliates	—	—	(572)
Increase (decrease) in securities sold under agreement to repurchase	—	—	(573)
Other, net	42	70	84

Net cash provided by (used in) financing activities	$14,259	$7,724	$8,754

Change in cash and cash equivalents	(228)	551	(1,130)
Cash and cash equivalents, beginning of year	2,043	1,492	2,622

Cash and cash equivalents, end of year	$1,815	$2,043	$1,492

Supplemental cash flow information:
Interest paid	$—	$—	$(4)

Income taxes (refunded) paid	$(7)	$(323)	$(252)

Non-cash transactions from investing and financing activities:
Transfer of assets to reinsurer	$(9,023)	$—	$—

(1)	Amount includes cash paid for Venerable Transaction of $494 million (see Note 1 of the Notes to these Consolidated Financial Statements).

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Equitable Financial’s (collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Holdings. Equitable Financial is a stock life insurance company organized in 1859 under the laws of the State of New York.

The Company’s two principal subsidiaries include Equitable Distributors, LLC (“Equitable Distributors”) and Equitable Investment Management Group, LLC (“EIMG”), which both are wholly-owned indirect subsidiaries of Holdings.

On June 1, 2021, Holdings completed the sale (the “Venerable Transaction”) of CS Life to Venerable Insurance and Annuity Company, an insurance company domiciled in Iowa (“VIAC”), pursuant to the Master Transaction Agreement, dated October 27, 2020 (the “Master Transaction Agreement”), among the Company, VIAC and, solely with respect to Article XIV thereof, Venerable Holdings, Inc., a Delaware corporation (“Venerable”). VIAC issued a surplus note in aggregate principal amount of $60 million, to Equitable Financial for cash consideration.

Immediately following the closing of the Venerable Transaction, CS Life and Equitable Financial entered into a coinsurance and modified coinsurance agreement (the “Reinsurance Agreement”), pursuant to which Equitable Financial ceded to CS Life, on a combined coinsurance and modified coinsurance basis, the Block, comprised of non-New York “Accumulator” policies containing fixed rate Guaranteed Minimum Income Benefit and/or Guaranteed Minimum Death Benefit guarantees. At the closing of the Transaction, CS Life deposited assets supporting the general account liabilities relating to the Block into a trust account for the benefit of Equitable Financial, which assets will secure its obligations to Equitable Financial under the Reinsurance Agreement. The Company transferred assets of $9.5 billion, including primarily available for sale securities and cash, to a collateral trust account as the consideration for the reinsurance transaction. In addition, the Company recorded $9.6 billion of direct insurance liabilities ceded under the reinsurance contract, of which $5.3 billion is accounted at fair value, as the reinsurance of GMxB with no lapse guarantee riders are embedded derivatives. Additionally, $16.9 billion of Separate Account liabilities were ceded under a modified coinsurance portion of the agreement.

In addition, upon the completion of the Venerable Transaction, EIMG acquired an approximate 9.09% equity interest in Venerable’s parent holding company, VA Capital Company LLC. In connection with such investment, EIMG designated a member to the Board of Managers of VA Capital Company LLC.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those VIEs that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2021”, “2020” and “2019” refer to the years ended December 31, 2021, 2020 and 2019, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	On January 1, 2021, the Company adopted the new accounting standards update. The new guidance was applied either on a retrospective, modified retrospective or prospective basis based on the items to which the amendments relate. The adoption did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows as of the adoption date.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2020-11: Financial Services — Insurance (Topic 944): Effective Date and Early Application

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

1. Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. The ASU also prescribes the discount rate to be used in measuring the liability for future policy benefits for traditional and limited payment long-duration contracts.

2. Measurement of MRBs. MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk.

3. Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts.

4. Expanded footnote disclosures. The ASU requires additional disclosures including information about significant inputs, judgements, assumptions and methods used in measurement

In November 2020, the FASB issued ASU 2020-11 which deferred the effective date of the amendments in ASU 2018-12 for all insurance entities. ASU 2018-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. Early adoption is allowed.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

The Company continues to progress with implementation efforts and the evaluation of the impact that adoption of this guidance will have on the Company’s consolidated financial statements. Due to its extensive nature, the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial statements, as well as systems, processes and controls. Effective January 1, 2023, the new guidance will be adopted using the modified retrospective approach, except for MRBs which will use the full retrospective approach.

The Company has created a governance framework and implementation plan to ensure timely adoption of the guidance. In preparation for implementation, the Company continues to refine key accounting policy decisions, modernize processes and update internal controls. These changes include modifications of actuarial valuation systems, data sourcing, analytical procedures and reporting processes.

The impact on total equity of applying this ASU is estimated to be less than the current amount of reported AOCI as of December 31, 2021. The majority of the total equity impact as of December 31, 2021 is expected to be reflected in AOCI due to decreases in the Company’s estimate of its non-performance risk on variable annuity guarantees accounted for as MRBs for the first time under the guidance. The estimated impact to the retained earnings element of total equity as of December 31, 2021, due to accounting for variable annuity guarantees as MRBs that are not currently measured at fair value, is mitigated by the Company’s present use of a near industry low interest rate assumption of 2.25% on GMIB business. Because movements in equity markets, interest rates and credit spreads are unpredictable and at times volatile, it is possible that the estimated effects of adoption could change materially between December 31, 2021 and January 1, 2023.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
The amendments in this ASU provide optional expedients and exceptions to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.	This ASU is effective as of March 12, 2020 through December 31, 2022. On December 15, 2021, the FASB tentatively approved deferring the sunset date of the guidance in Topic 848 to December 31, 2024.	The Company is currently assessing the applicability of the optional expedients and exceptions provided under the ASU. Management is evaluating the impact that the adoption of this guidance will have on the Company’s consolidated financial statements.

Investments

The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in OCI, net of allowance for credit losses, policy related amounts and deferred income taxes. Changes in credit losses are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include REIT, perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer. Effective January 1, 2021, the Company began classifying certain preferred stock as equity securities to better reflect the economics and nature of these securities. These preferred stock securities are reported in other equity investments.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment. The Company’s management, with the assistance of its investment advisors, evaluates AFS debt securities that experienced a decline in fair value below amortized cost for credit losses which are evaluated in accordance with the new financial instruments credit losses guidance. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s IUS Committee, of various indicators of credit deterioration to determine whether the investment security has experienced a credit loss. This assessment includes, but is not limited to, consideration of the severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, and the financial strength, liquidity and continued viability of the issuer.

The Company recognizes an allowance for credit losses on AFS debt securities with a corresponding adjustment to earnings rather than a direct write down that reduces the cost basis of the investment, and credit losses are limited to the amount by which the security’s amortized cost basis exceeds its fair value. Any improvements in estimated credit losses on AFS debt securities are recognized immediately in earnings. Management does not use the length of time a security has been in an unrealized loss position as a factor, either by itself or in combination with other factors, to conclude that a credit loss does not exist.

When the Company determines that there is more than 50% likelihood that it is not going to recover the principal and interest cash flows related to an AFS debt security, the security is placed on nonaccrual status and the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in a timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting allowance is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Write-offs of AFS debt securities are recorded when all or a portion of a financial asset is deemed uncollectible. Full or partial write-offs are recorded as reductions to the amortized cost basis of the AFS debt security and deducted from the allowance in the period in which the financial assets are deemed uncollectible. The Company elected to reverse accrued interest deemed uncollectible as a reversal of interest income. In instances where the Company collects cash that it has previously written off, the recovery will be recognized through earnings or as a reduction of the amortized cost basis for interest and principal, respectively.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

COLI has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. As of December 31, 2021 and 2020, the carrying value of COLI was $1.0 billion and $989 million, respectively, and is reported in other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the OTC market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within “other invested assets” or as liabilities within “other liabilities”. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in “net derivative gains (losses)” without considering changes in the fair value of the economically associated assets or liabilities.

The Company has designated certain derivatives it uses to economically manage asset/liability risk in relationships which qualify for hedge accounting. To qualify for hedge accounting, we formally document our designation at inception of the hedge relationship as a cash flow, fair value or net investment hedge. This documentation includes our risk management objective and strategy for undertaking the hedging transaction. The Company identifies how the hedging instrument is expected to offset the designated risks related to the hedged item and the method that will be used to retrospectively and prospectively assess the hedge effectiveness. To qualify for hedge accounting, a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed and documented at inception and periodically throughout the life of the hedge accounting relationship.

The Company does not exclude any components of the hedging instrument from the effectiveness assessments and therefore does not separately measure or account for any excluded components of the hedging instrument.

While in cash flow hedge relationships, any periodic net receipts and payments from the hedging instrument are included in the income or expense line that the hedged item’s periodic income or expense is recognized. Other changes in the fair value of the hedging instrument while in a cash flow hedging relationship are reported within OCI. These amounts are deferred in AOCI until they are reclassified to Net income (loss). The reclassified amount offsets the effect of the cash flows on Net income (loss) in the same period when the hedged item affects earnings and on the same line as the hedged item.

We discontinue cash flow hedge accounting prospectively when the Company determines: (1) the hedging instrument is no longer highly effective in offsetting changes in the cash flow from the hedged risk, (2) the hedged item is no longer probable of occurring within two months of their forecast, or (3) the hedging instrument is otherwise redesignated from the hedging relationship. Changes in the fair value of the derivative after discontinuation of cash flow hedge accounting are accounted for as freestanding derivative positions not designated to hedge accounting relationships unless and until the derivative is redesignated to a hedge accounting relationship. When cash flow hedge accounting is discontinued the amounts deferred in AOCI during the hedge relationship continue to be deferred in AOCI, as long as the hedged items continue to be probable of occurring within two months of their forecast, until the hedged item affects Net income (loss). Any amount deferred in AOCI for hedged items which are no longer probable of occurring within two months of their forecast will be reclassified to “net derivative gains (losses)” at that time.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. Once those criteria are met, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and the allowance for credit losses. The Company calculates the allowance for credit losses in accordance with the CECL model in order to provide for the risk of credit losses in the lending process.

Expected credit losses for loans with similar risk characteristics are estimated on a collective (i.e., pool) basis in order to meet CECL’s risk of loss concept which requires the Company to consider possibilities of loss, even if remote.

For collectively evaluated mortgages, the Company estimates the allowance for credit losses based on the amortized cost basis of its mortgages over their expected life using a PD / LGD model. The PD/LGD model incorporates the Company’s reasonable and supportable forecast of macroeconomic information over a specified period. The length of the reasonable and supportable forecast period is reassessed on a quarterly basis and may be adjusted as appropriate over time to be consistent with macroeconomic conditions and the environment as of the reporting date. For periods beyond the reasonable and supportable forecast period, the model reverts to historical loss information. The PD and LGD are estimated at the loan-level based on loans’ current and forecasted risk characteristics as well as macroeconomic forecasts. The PD is estimated using both macroeconomic conditions as well as individual loan risk characteristics including LTV ratios, DSC ratios, seasoning, collateral type, geography, and underlying credit. The LGD is driven primarily by the type and value of collateral, and secondarily by expected liquidation costs and time to recovery.

For individually evaluated mortgages, the Company continues to recognize a valuation allowance on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value.

The CECL model is configured to the Company’s specifications and takes into consideration the detailed risk attributes of each discrete loan in the mortgage portfolio which include, but are not limited to the following:

•	LTV ratio — Derived from current loan balance divided by the fair market value of the property. An LTV ratio in excess of 100% indicates an underwater mortgage.

•	DSC ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•	Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•	Other — Any other factors such as maturity, borrower/tenant related issues, payment status, property condition, or current economic conditions may call into question the performance of the loan.

Mortgage loans that do not share similar risk characteristics with other loans in the portfolio are individually evaluated quarterly by the Company’s IUS Committee. The allowance for credit losses on these individually evaluated mortgages is a loan-specific reserve as a result of the loan review process that is recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral. The individually assessed allowance for mortgage loans can increase or decrease from period to period based on such factors.

Individually assessed loans may include, but are not limited to, mortgages that have deteriorated in credit quality such as a TDR and reasonably expected TDRs, mortgages for which foreclosure is probable, and mortgages which have been classified as “potential problem” or “problem” loans within the Company’s IUS Committee processes as described below.

Within the IUS process, commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgage loans. Based on its monthly monitoring of mortgages, a class of potential problem mortgage loans are also identified, consisting of mortgage loans not currently classified as problem mortgage loans but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being modified. The decision whether to classify a performing mortgage loan as a potential problem involves judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

Individually assessed mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is not probable. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. The Company charges off loan balances and accrued interest that are deemed uncollectible.

The components of amortized cost for mortgage loans on the consolidated balance sheets excludes accrued interest amounts because the Company presents accrued interest receivables within other assets. Once mortgage loans are placed on nonaccrual status, the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in the timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

Troubled Debt Restructuring

The Company invests in commercial and agricultural mortgage loans included in the balance sheet as mortgage loans on real estate and privately negotiated fixed maturities included in the balance sheet as fixed maturities AFS. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a TDR has occurred.

A modification is a TDR when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific credit allowance recorded in connection with the TDR. A credit allowance may have been recorded prior to the period when the loan is modified in a TDR. Accordingly, the carrying value (net of the allowance) before and after modification through a TDR may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

Net Investment Income (Loss), Investment Gains (Losses) Net, and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the allowance for credit losses are included in investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

See Note 7 of the Notes to these Consolidated Financial Statements for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to UL and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a RTM approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. As of December 31, 2021, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. As of December 31, 2021, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.5% grading to 4.3% in 2026. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in policyholders’ benefits for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment and recognized as a component of other expenses on a basis consistent with the expected life of the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as premiums ceded (assumed); and amounts due from reinsurers (amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, policy charges and fee income, and policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives as they are net settled. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in net derivative gains (losses). Separate Account liabilities that have been ceded on a Modified coinsurance (Modco) basis, receivable and payable have been recognized on a net basis as right of offset exists.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other income or other operating costs and expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in other assets in the consolidated balance sheets and amortization is included in interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.5% to 6.3% (weighted average of 5.0%) for approximately 99.4% of life insurance liabilities and from 1.5% to 5.4% (weighted average of 3.5%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

Obligations arising from funding agreements are also reported in policyholders’ account balances in the consolidated balance sheets. As a member of the FHLB, the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLB. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with GMDB and/or contain a GMLB (collectively, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. The Company previously issued certain variable annuity products with GIB, GWBL, GMWB and GMAB features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. These reserves are recorded within future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIBNLG rider, GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these PFBL using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products or features within products that are considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in future policyholders’ benefits and other policyholders’ liabilities. Amounts due from reinsurers contains the reinsurance of underlying GMIB contracts that are embedded derivatives, so the reinsurance has the same risk attributes as the underlying contracts and is an embedded derivatives carried at fair value. There are also embedded derivatives reported in the GMIB reinsurance contract asset related to ceded reinsurance contracts that are net settled, recorded at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss).

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in the consolidated statements of income (loss). Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as trading securities, at fair value in the consolidated balance sheets.

Leases

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a RoU operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Capitalized Computer Software and Hosting Arrangements

Capitalized computer software and hosting arrangements include certain internal and external costs used to implement internal-use software and cloud computing hosting arrangements. These capitalized computer costs are included in other assets in the consolidated balance sheets and amortized on a straight-line basis over the estimated useful life of the software or term of the hosting arrangement that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized computer costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life or a significant change in the term of the hosting arrangement such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized computer software and hosting arrangements, net of accumulated amortization, amounted to $133 million and $130 million as of December 31, 2021 and 2020, respectively. Amortization of capitalized computer software and hosting arrangements in 2021, 2020 and 2019 was $46 million, $47 million and $36 million, respectively, recorded in other operating costs and expenses in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as investment management and service fees in the Company’s consolidated statements of income (loss) are investment management fees earned by EIMG as well as certain asset-based fees associated with insurance contracts.

EIMG provides investment management services, to EQ Premier VIP Trust, EQAT and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of AUM, are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and EQ Premier VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and EQ Premier VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the NAV of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as other income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s broker-dealer operations and sales commissions from the Company’s general agents for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Accounting and Consolidation of VIEs

For all new investment products and entities developed by the Company, the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then determines whether it is the primary beneficiary of the VIE based on its beneficial interests. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client AUM to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

Consolidated VIEs

As of December 31, 2021, the Company consolidated limited partnerships and LLCs for which it was identified as the primary beneficiary under the VIE model. Included in Other invested assets and Mortgage loans on real estate in the Company’s consolidated balance sheets at December 31, 2021 and December 31, 2020 are total assets of $169 million and $12 million, respectively related to these VIE.

Non-Consolidated VIEs

As of December 31, 2021 and December 31, 2020, respectively, the Company held approximately $2.1 billion and $1.3 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including CLOs, hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance.

Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as other equity investments and applies the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $245.7 billion and $165.8 billion as of December 31, 2021 and December 31, 2020, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $2.1 billion and $1.3 billion and approximately $1.2 billion and $1.2 billion of unfunded commitments as of December 31, 2021 and December 31, 2020, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and DSI assets.

However, the Company updates its assumptions as needed in the event it becomes aware of economic conditions or events that could require a change in assumptions that it believes may have a significant impact to the carrying value of product liabilities and assets and consequently materially impact its earnings in the period of the change.

Due to the extraordinary economic conditions driven by the COVID-19 pandemic in the first quarter of 2020, the Company updated its interest rate assumption to grade from the current interest rate environment to an ultimate five-year historical average over a 10-year period. As such, the 10-year U.S. Treasury yield grades from the current level to an ultimate 5-year average of 2.25%.

The low interest rate environment and update to the interest rate assumption caused a loss recognition event for the Company’s life interest-sensitive products, as well as to certain run-off business. This loss recognition event caused an acceleration of DAC amortization on the life interest-sensitive products and an increase in the premium deficiency reserve on the run-off business in the first quarter of 2020.

Impact of Assumption Updates

The net impact of assumption changes during 2021 decreased policy charges and fee income by $32 million, decreased policyholders’ benefits by $100 million, decreased net derivative gains by $249 million, and decreased amortization of DAC by $19 million. This resulted in a decrease in income (loss) from operations, before income taxes of $162 million and decreased net income (loss) by $128 million. As part of this annual update completed as of September 30, 2021, the reference interest rate utilized in our GAAP fair value calculations was updated from the LIBOR swap curve to the US Treasury curve, which represents a reasonable proxy of the cost of funding the derivative positions backing our GMxB liabilities. Concurrently, our GAAP fair value liability risk margins were increased. which when considered with the change from LIBOR, resulted in an immaterial impact to overall valuation as our view regarding market participant pricing of our guarantees has not changed at the time of this update.

The net impact of assumption changes during 2020 was a decrease in policy charges and fee income by $33 million, an increase in policyholders’ benefits of $1.5 billion, an increase of $2 million in interest credited to policyholders’ account balances, increased net derivative gains (losses) of $106 million, and increased amortization of DAC of $866 million. This resulted in a decrease in income (loss) from operations, before income taxes of $2.2 billion and decreased net income (loss) by $1.8 billion. The 2020 impacts related to assumption updates were primarily driven by the first quarter updates.

The net impact of assumption changes during 2019 was a decrease in policy charges and fee income by $11 million, increased policyholders’ benefits by $886 million, decreased interest credited to policyholders’ account balances by $14 million, increased net derivative losses by $548 million and decreased amortization of DAC by $77 million. This resulted in a decrease in income (loss) from operations, before income taxes of $1.4 billion and decreased net income (loss) by $1.1 billion.

Model Changes

There were no material model changes in 2021 and 2019.

In the first quarter of 2020, the Company adopted a new economic scenario generator to calculate the fair value of the GMIB reinsurance contract asset and GMxB derivative features liability, eliminating reliance on AXA for scenario production. The new economic scenario generator allows for a tighter calibration of U.S. indices, better reflecting the Company’s actual portfolio. The net impact of the new economic scenario generator resulted in an increase in income (loss) from continuing operations, before income taxes of $165 million, and an increase to net income (loss) of $130 million during 2020.

3)	INVESTMENTS

Fixed Maturities AFS

The components of fair value and amortized cost for fixed maturities classified as AFS on the consolidated balance sheets excludes accrued interest receivable because the Company elected to present accrued interest receivable within other assets. Accrued interest receivable on AFS fixed maturities as of December 31, 2021 and 2020 was $470 million and $499 million, respectively. There was no accrued interest written off for AFS fixed maturities for the years ended December 31, 2021 and 2020.

The following tables provide information relating to the Company’s fixed maturities classified as AFS.

AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2021
Fixed Maturities:
Corporate(1)	$45,578	$22	$2,382	$214	$47,724
U.S. Treasury, government and agency	13,032	—	2,196	14	15,214
States and political subdivisions	527	—	73	3	597
Foreign governments	1,124	—	42	14	1,152
Residential mortgage-backed(2)	82	—	8	—	90
Asset-backed(3)	5,904	—	20	19	5,905
Commercial mortgage-backed	2,348	—	19	26	2,341
Redeemable preferred stock(4)	41	—	12	—	53

Total at December 31, 2021	$68,636	$22	$4,752	$290	$73,076

December 31, 2020:
Fixed Maturities:
Corporate(1)	$48,501	$13	$4,703	$89	$53,102
U.S. Treasury, government and agency	12,644	—	3,304	5	15,943
States and political subdivisions	482	—	92	—	574
Foreign governments	1,011	—	98	6	1,103
Residential mortgage-backed(2)	119	—	12	—	131
Asset-backed(3)	3,633	—	28	5	3,656
Commercial mortgage-backed	1,148	—	55	—	1,203
Redeemable preferred stock	598	—	46	3	641

Total at December 31, 2020	$68,136	$13	$8,338	$108	$76,353

(1)	Corporate fixed maturities include both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities. and other asset types.
(4)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Consolidated Financial Statements — Investments).

The contractual maturities of AFS fixed maturities as of December 31, 2021 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2021:
Contractual maturities:
Due in one year or less	$896	$898
Due in years two through five	13,658	14,164
Due in years six through ten	16,486	17,302
Due after ten years	29,199	32,323

Subtotal	60,239	64,687
Residential mortgage-backed	82	90
Asset-backed	5,904	5,905
Commercial mortgage-backed	2,348	2,341
Redeemable preferred stock	41	53

Total at December 31, 2021	$68,614	$73,076

The following table shows proceeds from sales, gross gains (losses) from sales and credit losses for AFS fixed maturities for the years ended December 31, 2021, 2020 and 2019:

Proceeds from Sales, Gross Gains (Losses) from Sales and Credit Losses for AFS Fixed Maturities

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Proceeds from sales	$26,678	$12,670	$8,702

Gross gains on sales	$1,141	$854	$229

Gross losses on sales	$(189)	$(34)	$(28)

Credit losses	$(16)	$(13)	$—

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.

AFS Fixed Maturities — Credit Loss Impairments

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance, beginning of period	$28	$15	$46
Previously recognized impairments on securities that matured, paid, prepaid or sold	(2)	—	(31)
Recognized impairments on securities impaired to fair value this period(1)	—	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	9	6	—
Additional credit losses this period on securities previously impaired	7	7	—
Increases due to passage of time on previously recorded credit losses	—	—	—
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—	—

Balance at December 31,	$42	$28	$15

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.

Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2021	$8,230	$(466)	$(1,814)	$(1,250)	$4,700
Net investment gains (losses) arising during the period	(2,902)	—	—	—	(2,902)
Reclassification adjustment:					—
Included in net income (loss)	(835)	—	—	—	(835)
Excluded from net income (loss)	—	—	—	—	—
Other	(31)	—	—	—	(31)
Impact of net unrealized investment gains (losses)	—	182	837	577	1,596

Net unrealized investment gains (losses) excluding credit losses	4,462	(284)	(977)	(673)	2,528
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2021	$4,462	$(284)	$(977)	$(673)	$2,528

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2020	$3,084	$(826)	$(192)	$(433)	$1,633
Net investment gains (losses) arising during the period	5,953	—	—	—	5,953
Reclassification adjustment:					—
Included in Net income (loss)	(802)	—	—	—	(802)
Excluded from Net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	360	(1,623)	(818)	(2,081)

Net unrealized investment gains (losses) excluding credit losses	8,235	(466)	(1,815)	(1,251)	4,703
Net unrealized investment gains (losses) with credit losses	(5)	—	1	1	(3)

Balance, December 31, 2020	$8,230	$(466)	$(1,814)	$(1,250)	$4,700

Balance, January 1, 2019	$(577)	$37	$(69)	$125	$(484)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	(863)	(123)	(558)	(1,544)

Net unrealized investment gains (losses) excluding credit losses	3,084	(826)	(192)	(433)	1,633
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(826)	$(192)	$(433)	$1,633

(1)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Consolidated Financial Statements — Investments).

The following tables disclose the fair values and gross unrealized losses of the 1,896 issues as of December 31, 2021 and the 537 issues as of December 31, 2020 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2021
Fixed Maturities:
Corporate	$9,497	$150	$1,301	$62	$10,798	$212
U.S. Treasury, government and agency	947	10	103	4	1,050	14
States and political subdivisions	112	2	11	1	123	3
Foreign governments	349	6	92	8	441	14
Asset-backed	3,843	19	38	—	3,881	19
Commercial mortgage-backed	1,515	22	96	4	1,611	26

Total at December 31, 2021	$16,263	$209	$1,641	$79	$17,904	$288

December 31, 2020:
Fixed Maturities:
Corporate	$2,773	$52	$332	$32	$3,105	$84
U.S. Treasury, government and agency	881	5	—	—	881	5
Foreign governments	153	2	20	4	173	6
Asset-backed	809	4	76	1	885	5
Redeemable preferred stock	53	1	11	2	64	3

Total at December 31, 2020	$4,669	$64	$439	$39	$5,108	$103

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held as of December 31, 2021 and December 31, 2020 were $280 million and $338 million, respectively, representing 3.2% and 2.9% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the NAIC designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). As of December 31, 2021 and December 31, 2020, respectively, approximately $2.8 billion and $2.4 billion, or 4.1% and 3.6%, of the $68.6 billion and $68.1 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $18 million and $48 million as of December 31, 2021 and December 31, 2020, respectively.

As of December 31, 2021 and December 31, 2020, respectively, the $79 million and $39 million of gross unrealized losses of twelve months or more were primarily concentrated in corporate securities. In accordance with the policy described in Note 2 of the Notes to these Consolidated Financial Statements, the Company concluded that an adjustment to allowance for credit losses for these securities was not warranted at either December 31, 2021 or December 31, 2020. As of December 31, 2021 and December 31, 2020, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

Based on the Company’s evaluation both qualitatively and quantitatively of the drivers of the decline in fair value of fixed maturity securities as of December 31, 2021, the Company determined that the unrealized loss was primarily due to increases in credit spreads and changes in credit ratings.

Mortgage Loans on Real Estate

Accrued interest receivable on commercial and agricultural mortgage loans as of December 31, 2021 was $57 million and $58 million, respectively. There was no accrued interest written off for commercial and agricultural mortgage loans for the years ended December 31, 2021 and 2020.

As of December 31, 2021, the Company had no loans for which foreclosure was probable included within the individually assessed mortgage loans, and accordingly had no associated allowance for credit losses.

Allowance for Credit Losses on Mortgage Loans

The change in the allowance for credit losses for commercial mortgage loans and agricultural mortgage loans during the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
	(in millions)
Allowance for credit losses on mortgage loans:
Commercial mortgages:
Balance, beginning of period	$77	$33
Current-period provision for expected credit losses	(20)	44
Write-offs charged against the allowance	—	—
Recoveries of amounts previously written off	—	—

Net change in allowance	(20)	44

Balance, end of period	$57	$77

Agricultural mortgages:
Balance, beginning of period	$4	$3
Current-period provision for expected credit losses	1	1
Write-offs charged against the allowance	—	—
Recoveries of amounts previously written off	—	—

Net change in allowance	1	1

Balance, end of period	$5	$4

Total allowance for credit losses	$62	$81

The change in the allowance for credit losses is attributable to:

•	increases/decreases in the loan balance due to new originations, maturing mortgages, and loan amortization;

•	changes in credit quality; and

•	changes in market assumptions primarily related to COVID-19 driven economic changes.

Credit Quality Information

The following tables summarize the Company’s mortgage loans segregated by risk rating exposure as of December 31, 2021 and December 31, 2020.

LTV Ratios(1)

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
0% - 50%	$—	$—	$—	$184	$293	$992	$1,469
50% - 70%	1,967	1,334	407	619	491	2,533	7,351
70% - 90%	190	236	412	415	276	972	2,501
90% plus	—	—	—	35	5	73	113

Total commercial	$2,157	$1,570	$819	$1,253	$1,065	$4,570	$11,434

Agricultural:
0% - 50%	$180	$212	$128	$129	$119	$738	$1,506
50% - 70%	200	268	102	126	87	338	1,121
70% - 90%	—	—	—	—	—	17	17
90% plus	—	—	—	—	—	—	—

Total agricultural	$380	$480	$230	$255	$206	$1,093	$2,644

Total mortgage loans:
0% - 50%	$180	$212	$128	$313	$412	$1,730	$2,975
50% - 70%	2,167	1,602	509	745	578	2,871	8,472
70% - 90%	190	236	412	415	276	989	2,518
90% plus	—	—	—	35	5	73	113

Total mortgage loans	$2,537	$2,050	$1,049	$1,508	$1,271	$5,663	$14,078

Debt Service Coverage Ratios(2)

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$1,143	$1,243	$210	$772	$485	$2,218	$6,071
1.8x to 2.0x	185	135	250	46	161	372	1,149
1.5x to 1.8x	275	97	284	211	166	919	1,952
1.2x to 1.5x	264	95	75	101	253	701	1,489
1.0x to 1.2x	290	—	—	88	—	287	665
Less than 1.0x	—	—	—	35	—	73	108

Total commercial	$2,157	$1,570	$819	$1,253	$1,065	$4,570	$11,434

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)

Agricultural:
Greater than 2.0x	$49	$64	$25	$22	$24	$210	$394
1.8x to 2.0x	52	37	25	14	14	70	212
1.5x to 1.8x	43	113	28	22	41	193	440
1.2x to 1.5x	161	179	112	116	72	355	995
1.0x to 1.2x	75	83	31	77	54	226	546
Less than 1.0x	—	4	9	4	1	39	57

Total agricultural	$380	$480	$230	$255	$206	$1,093	$2,644

Total mortgage loans:
Greater than 2.0x	$1,192	$1,307	$235	$794	$509	$2,428	$6,465
1.8x to 2.0x	237	172	275	60	175	442	1,361
1.5x to 1.8x	318	210	312	233	207	1,112	2,392
1.2x to 1.5x	425	274	187	217	325	1,056	2,484
1.0x to 1.2x	365	83	31	165	54	513	1,211
Less than 1.0x	—	4	9	39	1	112	165

Total mortgage loans	$2,537	$2,050	$1,049	$1,508	$1,271	$5,663	$14,078

(1)	The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)	The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

LTV Ratios(1)

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)

Mortgage loans:

Commercial:
0% - 50%	$—	$—	$—	$324	$170	$505	$999
50% - 70%	1,294	357	803	656	2,190	1,697	6,997
70% - 90%	321	457	452	219	203	538	2,190
90% plus	—	—	12	5	—	288	305

Total commercial	$1,615	$814	$1,267	$1,204	$2,563	$3,028	$10,491

Agricultural:
0% - 50%	$218	$135	$169	$157	$236	$652	$1,567
50% - 70%	277	129	161	102	124	351	1,144
70% - 90%	—	—	3	—	—	18	21
90% plus	—	—	—	—	—	—	—

Total agricultural	$495	$264	$333	$259	$360	$1,021	$2,732

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)

Total mortgage loans:
0% - 50%	$218	$135	$169	$481	$406	$1,157	$2,566
50% - 70%	1,571	486	964	758	2,314	2,048	8,141
70% - 90%	321	457	455	219	203	556	2,211
90% plus	—	—	12	5	—	288	305

Total mortgage loans	$2,110	$1,078	$1,600	$1,463	$2,923	$4,049	$13,223

Debt Service Coverage Ratios(2)

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$1,230	$492	$772	$268	$1,942	$1,230	$5,934
1.8x to 2.0x	227	83	118	378	184	329	1,319
1.5x to 1.8x	98	138	187	479	437	616	1,955
1.2x to 1.5x	60	57	154	79	—	658	1,008
1.0x to 1.2x	—	44	—	—	—	123	167
Less than 1.0x	—	—	36	—	—	72	108

Total commercial	$1,615	$814	$1,267	$1,204	$2,563	$3,028	$10,491

Agricultural:
Greater than 2.0x	$67	$26	$36	$38	$71	$167	$405
1.8x to 2.0x	38	35	14	15	20	82	204
1.5x to 1.8x	117	38	41	45	52	209	502
1.2x to 1.5x	183	120	141	90	142	313	989
1.0x to 1.2x	86	35	93	70	57	233	574
Less than 1.0x	4	10	8	1	18	17	58

Total agricultural	$495	$264	$333	$259	$360	$1,021	$2,732

Total mortgage loans:
Greater than 2.0x	$1,297	$518	$808	$306	$2,013	$1,397	$6,339
1.8x to 2.0x	265	118	132	393	204	411	1,523
1.5x to 1.8x	215	176	228	524	489	825	2,457
1.2x to 1.5x	243	177	295	169	142	971	1,997
1.0x to 1.2x	86	79	93	70	57	356	741
Less than 1.0x	4	10	44	1	18	89	166

Total mortgage loans	$2,110	$1,078	$1,600	$1,463	$2,923	$4,049	$13,223

(1)	The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)	The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

Past-Due and Nonaccrual Mortgage Loan Status

The following table provides information relating to the aging analysis of past-due mortgage loans as of December 31, 2021 and 2020, respectively:

Age Analysis of Past Due Mortgage Loans(1)

	Accruing Loans						Non- accruing Loans	Total Loans	Non- accruing Loans with No Allowance	Interest Income on Non- accruing Loans
	Past Due				Current	Total
	30-59 Days	60-89 Days	90 Days or More	Total
	(in millions)

December 31, 2021:
Mortgage loans:
Commercial	$—	$—	$—	$—	$11,434	$11,434	$—	$11,434	$—	$—
Agricultural	1	1	25	27	2,601	2,628	16	2,644	—	—

Total	$1	$1	$25	$27	$14,035	$14,062	$16	$14,078	$—	$—

December 31, 2020:
Mortgage loans:
Commercial	$162	$—	$—	$162	$10,329	$10,491	$—	$10,491	$—	$—
Agricultural	76	7	29	112	2,620	2,732	—	2,732	—	—

Total	$238	$7	$29	$274	$12,949	$13,223	$—	$13,223	$—	$—

(1)	Amounts presented at amortized cost basis.

As of December 31, 2021 and December 31, 2020, the carrying values of problem mortgage loans that had been classified as non-accrual loans were $14 million and $0 million, respectively.

Troubled Debt Restructuring

During the years ended December 31, 2021 and 2020, the Company identified an immaterial amount of TDRs.

Equity Securities

The table below presents a breakdown of unrealized and realized gains and (losses) on equity securities during the year ended December 31, 2021.

Unrealized and Realized Gains (Losses) from Equity Securities(1)

Year Ended December 31,
2021
(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$9
Net investment gains (losses) recognized on securities sold during the period	(2)

Unrealized and realized gains (losses) on equity securities	$7

(1)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Consolidated Financial Statements – Investments).

Trading Securities

As of December 31, 2021 and December 31, 2020, respectively, the fair value of the Company’s trading securities was $379 million and $5.3 billion. As of December 31, 2021 and December 31, 2020, respectively, trading securities included the General Account’s investment in Separate Accounts, which had carrying values of $44 million and $43 million.

The table below shows a breakdown of net investment income (loss) from trading securities during the years ended December 31, 2021, 2020 and 2019:

Net Investment Income (Loss) from Trading Securities

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$(264)	$96	$422
Net investment gains (losses) recognized on securities sold during the period	206	10	7

Unrealized and realized gains (losses) on trading securities	(58)	106	429
Interest and dividend income from trading securities	92	206	283

Net investment income (loss) from trading securities	$34	$312	$712

Net Investment Income (Loss)

The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Fixed maturities	$2,293	$2,193	$1,902
Mortgage loans on real estate	547	516	540
Other equity investments	525	79	72
Policy loans	209	198	198
Trading securities	34	312	712
Other investment income	47	49	18

Gross investment income (loss)	3,655	3,347	3,442
Investment expenses	(172)	(139)	(144)

Net investment income (loss)	$3,483	$3,208	$3,298

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and credit losses are as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Fixed maturities	$834	$801	$203
Mortgage loans on real estate	20	(45)	(1)
Other equity investments(1)	—	30	3
Other	(1)	1	1

Investment gains (losses), net	$853	$787	$206

(1)	Investment gains (losses), net of Other equity investments includes Real Estate Held for production during years ended December 31, 2020 and December 31, 2019.

For the years ended December 31, 2021, 2020 and 2019, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders’ account balances totaled $2 million, $2 million and $2 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of TIPS and cash flow hedges, which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual experience versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative. In addition, on June 1, 2021, we ceded legacy variable annuity policies sold by the Company between 2006-2008 (the “Block”), comprised of non-New York “Accumulator” policies containing fixed rate GMIB and/or GMDB guarantees. As this contract provides full risk transfer, the benefits of this treaty are accounted for in the same manner as the underlying gross reserves and therefore the Amounts Due from Reinsurers related to the GMIB with NLG are accounted for as an embedded derivative.

The Company has in place an economic hedge program using interest rate swaps and U.S. Treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the SCS variable annuity, SIO in the EQUI-VEST variable annuity series, MSO in the variable life insurance products and IUL insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of CDS. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDS in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at its option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. The Company purchased CDS to mitigate its exposure to a reference entity through cash positions. These positions do not replicate credit spreads.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under the CDS that it sold. The maximum potential amount of future payments the Company could be required to make under the credit derivatives sold is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract or Standard European Corporate Contract under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

Derivatives Utilized to Hedge Exposure to Foreign Currency Denominated Cash Flows

The Company purchases private placement debt securities and issues funding agreements in the FABN program in currencies other than its functional US dollar currency. The Company enters into cross currency swaps with external counterparties to hedge the exposure of the foreign currency denominated cash flows of these instruments. The foreign currency received from or paid to the cross currency swap counterparty is exchanged for fixed US dollar amounts with improved net investment yields or net product costs over equivalent US dollar denominated instruments issued at that time. The transactions are accounted for as cash flow hedges when they are designated in hedging relationships and qualify for hedge accounting. The first cross currency swap hedges were designated and applied hedge accounting during the quarter ended June 30, 2021.

These cross currency swaps are for the period the foreign currency denominated private placement debt securities and funding agreement are outstanding, with the longest cross currency swap expiring in 2033. Since designation and qualification as cash flow hedges, cross currency swap interest accruals are recognized in Net investment income and in Interest credited to policyholders’ account balances.

The tables below present quantitative disclosures about the Company’s derivative instruments designated in hedging relationships and derivative instruments which have not been designated in hedging relationships, including those embedded in other contracts required to be accounted for as derivative instruments.

The following table presents the gross notional amount and estimated fair value of the Company’s derivatives:

Derivative Instruments by Category

	December 31, 2021			December 31, 2020
		Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
	(in millions)
Derivatives: Designated for Hedge accounting(1)
Cash Flow Hedges:
Currency Swaps	$921	$7	$42	$—	$—	$—
Interest Swaps	955	—	395	957	—	219

Total: Designated for Hedge Accounting	1,876	7	437	957	—	219
Derivatives: Not designated for Hedge accounting(1)
Equity contracts:
Futures(5)	2,213	—	—	4,267	—	—
Swaps(5)	13,310	5	—	22,404	6	—
Options	48,380	12,015	5,059	35,786	8,383	3,715
Interest rate contracts:
Futures(5)	12,455	—	—	18,161	—	—
Swaps(5)	1,876	—	45	22,816	551	434
Swaptions	—	—	—	—	—	—
Credit contracts:
Credit default swaps	619	2	3	919	8	1
Currency contracts:
Currency Swaps	541	1	—	347	—	—
Currency forwards	—	—	—	—	—	—
Other contracts:
Margin	—	102	—	—	26	66
Collateral	—	178	6,154	—	212	3,835

Total: Not designated for Hedge accounting	79,394	12,303	11,261	104,700	9,186	8,051

Embedded Derivatives:
Amounts due from reinsurers(6)	—	5,813	—	—	—	—
GMIB reinsurance contracts(2)	—	2,068	—	—	2,859	—
GMxB derivative features liability(3)	—	—	8,525	—	—	10,936
SCS, SIO, MSO and IUL indexed features(4)	—	—	6,641	—	—	4,378

Total Embedded Derivatives	—	7,881	15,166	—	2,859	15,314

Total derivative instruments	$81,270	$20,191	$26,864	$105,657	$12,045	$23,584

(1)	Reported in other invested assets in the consolidated balance sheets.
(2)	Reported in GMIB reinsurance contract asset in the consolidated balance sheets.
(3)	Reported in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	Reported in policyholders’ account balances in the consolidated balance sheets.
(5)	Decrease in futures and swaps notional as of December 31, 2021 is primarily due to the Venerable Transaction (see Note 1 of the Notes to these Consolidated Financial Statements).
(6)	Represents GMIB NLG ceded related to the Venerable Transaction.

The following table presents the effects of derivative instruments on the consolidated statements of income and comprehensive income (loss).

	Year Ended December 31, 2021			Year Ended December 31, 2020			Year Ended December 31, 2019
	Net Derivatives Gain (Losses)(1)(2)	Interest Credited To Policyholders Account Balances	AOCI	Net Derivatives Gain (Losses)(1)(2)	Interest Credited To Policyholders Account Balances	AOCI	Net Derivatives Gain (Losses)(1)(2)	Interest Credited To Policyholders Account Balances	AOCI
	(in millions)
Derivatives: Designated for hedge accounting
Cash flow hedges:
Currency swaps	$(2)	$(45)	$5	$—	$—	$—	$—	$—	$—
Interest swaps	(69)	—	(87)	(9)	—	(87)	4	—	(28)

Total: Designated for hedge accounting	(71)	(45)	(82)	(9)	—	(87)	4	—	(28)
Derivatives: Not designated for hedge accounting
Equity contracts:
Futures	(607)	—	—	(955)	—	—	(1,294)	—	—
Swaps	(3,608)	—	—	(3,353)	—	—	(2,405)	—	—
Options	3,883	—	—	1,663	—	—	2,211	—	—
Interest rate contracts:
Futures	(727)	—	—	1,745	—	—	139	—	—
Swaps	(2,316)	—	—	2,832	—	—	2,033	—	—
Swaptions	—	—	—	9	—	—	(35)	—	—
Credit contracts:
Credit default swaps	1	—	—	—	—	—	16	—	—
Currency contracts:
Currency swaps	3	—	—	(2)	—	—	(9)	—	—
Currency forwards	—	—	—	—	—	—	—	—	—
Other contracts:
Margin	—	—	—	—	—	—	—	—	—
Collateral	—	—	—	—	—	—	—	—	—

Total: Not designated for hedge accounting	(3,371)	—	—	1,939	—	—	656	—	—
Embedded Derivatives:
Amounts due from reinsurers	517	—	—	—	—	—	—	—	—
GMIB reinsurance contracts	(777)	—	—	472	—	—	500	—	—
GMxB derivative features liability	2,792	—	—	(2,238)	—	—	(2,439)	—	—
SCS, SIO, MSO and IUL indexed features	(3,760)	—	—	(1,693)	—	—	(2,552)	—	—

Total Embedded Derivatives	(1,228)	—	—	(3,459)	—	—	(4,491)	—	—

Total Derivatives	$(4,670)	$(45)	$(82)	$(1,529)	$—	$(87)	$(3,831)	$—	$(28)

(1)	Reported in net derivative gains (losses) in the consolidated statements of income (loss).
(2)

For the years ended December 31, 2021 and 2020, investment fees of $15 million and $12 million respectively, are reported in net derivative gains (losses) in the consolidated statements of income (loss).

The table that follow below present a roll-forward of cash flow hedges recognized in AOCI.

Rollforward of Cash flow hedges in AOCI

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance, beginning of period	$(126)	$(38)	$(10)
Amount recorded in AOCI	—	—	—
Currency Swaps	(35)	—	—
Interest Swaps	(183)	(108)	(45)

Total Amount recorded in AOCI	(218)	(108)	(45)
Amount reclassified from AOCI to income	—	—	—
Currency Swaps	40	—	—
Interest Swaps	96	20	17
Total Amount reclassified from AOCI to income	136	20	17

Ending Balance, December 31(1)	$(208)	$(126)	$(38)

(1)

The Company does not estimate the amount of the deferred losses in AOCI at years ended December 31, 2021, 2020 and 2019 which will be released and reclassified into Net income (loss) over the next 12 months as the amounts cannot be reasonably estimated.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts as of December 31, 2021 and December 31, 2020 are exchange-traded and net settled daily in cash. As of December 31, 2021 and December 31, 2020, respectively, the Company had open exchange-traded futures positions on: (i) the S&P 500, Nasdaq, Russell 2000 and Emerging Market indices, having initial margin requirements of $90 million and $135 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $196 million and $263 million, and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and EAFE indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $16 million and $35 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. As of December 31, 2021 and December 31, 2020, respectively, the Company held $6.2 billion and $3.8 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in other invested assets. The Company posted collateral of $178 million and $212 million as of December 31, 2021 and December 31, 2020, respectively, in the normal operation of its collateral arrangements.

The following tables presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2021 and December 31, 2020:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2021

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$12,309	$10,724	$1,585	$(961)	$624
Other financial assets	1,325	—	1,325	—	1,325

Other invested assets	$13,634	$10,724	$2,910	$(961)	$1,949

Liabilities:
Derivative liabilities	$10,738	$10,724	$14	$—	$14
Other financial liabilities	2,064	—	2,064	—	2,064

Other liabilities	$12,802	$10,724	$2,078	$—	$2,078

(1)	Financial instruments sent (held).

	As of December 31, 2020
	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$9,186	$8,206	$980	$(53)	$927
Other financial assets	1,403	—	1,403	—	1,403

Other invested assets	$10,589	$8,206	$2,383	$(53)	$2,330

Liabilities:
Derivative liabilities	$8,218	$8,206	$12	$—	$12
Other financial liabilities	1,568	—	1,568	—	1,568

Other liabilities	$9,786	$8,206	$1,580	$—	$1,580

(1)	Financial instruments sent (held).

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the NYDFS. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2021	2020
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$5,928	$6,201
Policyholder dividend obligation	—	160
Other liabilities	39	39

Total Closed Block liabilities	5,967	6,400

Assets Designated to the Closed Block:
Fixed maturities AFS, at fair value (amortized cost of $3,185 and $3,359) (allowance for credit losses of $0 and $0)	3,390	3,718
Mortgage loans on real estate (net of allowance for credit losses of $4 and $6)	1,771	1,773
Policy loans	602	648
Cash and other invested assets	63	28
Other assets	90	169

Total assets designated to the Closed Block	5,916	6,336

Excess of Closed Block liabilities over assets designated to the Closed Block	51	64
Amounts included in AOCI:
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $0 and $160; and net of income tax: $(43) and $(42)	172	167

Maximum future earnings to be recognized from Closed Block assets and liabilities	$223	$231

The Company’s Closed Block revenues and expenses were as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Revenues:
Premiums and other income	$144	$157	$182
Net investment income (loss)	237	251	278
Investment gains (losses), net	4	—	(1)

Total revenues	385	408	459

Benefits and Other Deductions:
Policyholders’ benefits and dividends	372	399	439
Other operating costs and expenses	3	1	2

Total benefits and other deductions	375	400	441

Net income (loss), before income taxes	10	8	18
Income tax (expense) benefit	(2)	(2)	(2)

Net income (loss)	$8	$6	$16

A reconciliation of the Company’s policyholder dividend obligation follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Beginning balance	$160	$2	$—
Unrealized investment gains (losses)	(160)	158	2

Ending balance	$—	$160	$2

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the DAC asset for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Balance, beginning of year(1)	$3,816	$4,225	$4,959
Capitalization of commissions, sales and issue expenses	724	564	646
Amortization:
Impact of assumptions updates and model changes	19	(866)	77
All other	(475)	(467)	(597)

Total amortization	(456)	(1,333)	(520)
Change in unrealized investment gains and losses	183	360	(863)

Balance, end of year	$4,267	$3,816	$4,222

(1)	December 31, 2020 DAC beginning balance is $3 million more than December 31, 2019 ending balance due to impact of CECL.

The deferred asset for policyholder bonus interest credits is reported in other assets in the consolidated balance sheets and changes in the deferred asset for policyholder bonus Interest credits are reported in interest credited to policyholders’ account balances. For the years ended December 31, 2021, 2020 and 2019 changes were as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Balance, beginning of year	$405	$431	$448
Amortization charged to income	(44)	(26)	(17)

Balance, end of year	$361	$405	$431

7)	FAIR VALUE DISCLOSURES

U.S. GAAP establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Fair value measurements are required on a non-recurring basis for certain assets only when an impairment or other events occur. For the periods ended December 31, 2021 and December 31, 2020, no assets or liabilities were required to be measured at fair value on a non-recurring basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

Fair Value Measurements as of December 31, 2021

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$46,231	$1,493	$47,724
U.S. Treasury, government and agency	—	15,214	—	15,214
States and political subdivisions	—	562	35	597
Foreign governments	—	1,152	—	1,152
Residential mortgage-backed(2)	—	90	—	90
Asset-backed(3)	—	5,897	8	5,905
Commercial mortgage-backed	—	2,321	20	2,341
Redeemable preferred stock	—	53	—	53

Total fixed maturities, AFS	—	71,520	1,556	73,076
Other equity investments	243	434	5	682
Trading securities	193	186	—	379
Other invested assets:
Short-term investments	—	—	—	—
Assets of consolidated VIEs/VOEs	—	—	8	8
Swaps	—	(469)	—	(469)
Credit default swaps	—	(1)	—	(1)
Options	—	6,956	—	6,956

Total other invested assets	—	6,486	8	6,494
Cash equivalents	1,109	273	—	1,382
Amounts due from reinsurer(5)	—	—	5,813	5,813
GMIB reinsurance contracts asset	—	—	2,068	2,068
Separate Accounts assets(4)	140,740	2,565	1	143,306

Total Assets	$142,285	$81,464	$9,451	$233,200

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,525	$8,525
SCS, SIO, MSO and IUL indexed features’ liability	—	6,641	—	6,641

Total Liabilities	$—	$6,641	$8,525	$15,166

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.
(4)

Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate. As of December 31, 2021 the fair value of such investments was $404 million.

(5)	This represents GMIB NLG ceded reserves related to Venerable transaction. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable transaction.

Fair Value Measurements as of December 31, 2020

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$51,415	$1,687	$53,102
U.S. Treasury, government and agency	—	15,943	—	15,943
States and political subdivisions	—	535	39	574
Foreign governments	—	1,103	—	1,103
Residential mortgage-backed(2)	—	131	—	131
Asset-backed(3)	—	3,636	20	3,656
Commercial mortgage-backed	—	1,203	—	1,203
Redeemable preferred stock	402	239	—	641

Total fixed maturities, AFS	402	74,205	1,746	76,353
Other equity investments	13	—	2	15
Trading securities	285	5,055	—	5,340
Other invested assets:
Short-term investments	—	82	1	83
Assets of consolidated VIEs/VOEs	—	—	12	12
Swaps	—	(96)	—	(96)
Credit default swaps	—	7	—	7
Options	—	4,668	—	4,668

Total other invested assets	—	4,661	13	4,674
Cash equivalents	1,183	287	—	1,470
GMIB reinsurance contracts asset	—	—	2,859	2,859
Separate Accounts assets(4)	130,106	2,668	1	132,775

Total Assets	$131,989	$86,876	$4,621	$223,486

Liabilities:
GMxB derivative features’ liability	$—	$—	$10,936	$10,936
SCS, SIO, MSO and IUL indexed features’ liability	—	4,378	—	4,378

Total Liabilities	$—	$4,378	$10,936	$15,314

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. As of December 31, 2020 the fair value of such investments was $356 million.

Public Fixed Maturities

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

Private Fixed Maturities

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

Freestanding Derivative Positions

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 of the Notes to these Consolidated Financial Statements are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Level Classifications of the Company’s Financial Instruments

Financial Instruments Classified as Level 1

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Financial Instruments Classified as Level 2

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS, EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are classified as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

Financial Instruments Classified as Level 3

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

Also included are the Amounts due from Reinsurers related to the GMIB NLG product features (GMIB NLG Reinsurance). The fair value reflects the present value of reinsurance premiums, net of recoveries, adjusted for risk margins and nonperformance risk over a range of market consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset, GMIB NLG Reinsurance and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset, GMIB NLG Reinsurance and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the US Treasury curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset, GMIB NLG Reinsurance and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature and GMIB NLG Reinsurance , adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $148 million and $160 million as of December 31, 2021 and December 31, 2020, respectively, to recognize incremental counterparty non-performance risk.

After giving consideration to collateral arrangements, the Company reduced the fair value of its Amounts due from Reinsurers by $210 million at December 31, 2021 to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarial calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

Transfers of Financial Instruments Between Levels 2 and 3

During the year ended December 31, 2021, fixed maturities with fair values of $713 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, fixed maturities with fair value of $27 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 8.5% of total equity as of December 31, 2021.

During the year ended December 31, 2020, fixed maturities with fair values of $103 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, fixed maturities with fair value of $184 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 2.5% of total equity as of December 31, 2020.

The tables below present reconciliations for all Level 3 assets and liabilities and changes in unrealized gains (losses) for the years ended December 31, 2021, 2020 and 2019, respectively.

	Corporate	State and Political Subdivisions	CMBS	Asset- backed	Trading Securities, at Fair Value
	(in millions)
Balance, January 1, 2021	$1,687	$39	$—	$20	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	5	—	—	—	—
Investment gains (losses), net	(16)	—	—	—	—

Subtotal	(11)	—	—	—	—
Other comprehensive income (loss)	34	(2)	—	—	—
Purchases	937	—	20	6	—
Sales	(468)	(2)	—	(18)	—
Activity related to consolidated VIEs/VOEs	—	—		—	—
Transfers into Level 3(1)	27	—	—	—	—
Transfers out of Level 3(1)	(713)	—	—	—	—

Balance, December 31, 2021	$1,493	$35	$20	$8	$—

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(2)	$—	$—	$—	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period(2)	$28	$(2)	$—	$—	$—

Balance, January 1, 2020	$1,246	$39	$—	$100	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	(16)	—	—	—	—

Subtotal	(12)	—	—	—	—

	Corporate	State and Political Subdivisions	CMBS	Asset- backed	Trading Securities, at Fair Value
	(in millions)
Other comprehensive income (loss)	$(17)	$2	$—	$—	$—
Purchases	513	—	—	20	—
Sales	(224)	(2)	—	—	—
Transfers into Level 3(1)	184	—	—	—	—
Transfers out of Level 3(1)	(3)	—	—	(100)	—

Balance, December 31, 2020	$1,687	$39	$—	$20	$—

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(2)	$—	$—	$—	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period(2)	$(18)	$2	$—	$—	$—

Balance, January 1, 2019	$1,174	$38	$—	$519	$29
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—
Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	(29)

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(2)	$—	$—	$—	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$3	$3	$—	$—	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(2)

For instruments held as of December 31, 2021, December 31, 2020 and December 31, 2019 amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.

	Other Equity Investments(7)	Amounts Due from Reinsurers	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2021	$15	$—	$2,859	$1	$(10,936)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	2		—	—	—
Net derivative gains (losses)(1)	—	517	(777)	—	2,792

Total realized and unrealized gains (losses)	2	517	(777)	—	2,792
Purchases(2)	1	73	44	1	(458)
Sales(3)	(1)	(36)	(58)	—	77
Settlements	—	—	—	—	—
Other(5)	—	5,259	—	—	—
Activity related to consolidated VIEs/VOEs	(4)	—	—	—	—
Transfers into Level 3(4)	—	—	—	—	—
Transfers out of Level 3(4)	—	—	—	(1)	—

Balance, December 31, 2021	$13	$5,813	$2,068	$1	$(8,525)

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(6)	$2	$517	$(777)	$—	$2,792

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period(6)	$—	$—	$—	$—	$—

Balance, January 1, 2020	$16	$—	$2,466	$—	$(8,316)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	—	—	—	—	—
Net derivative gains (losses)	—	—	472	—	(2,238)
Total realized and unrealized gains (losses)	—	—	472	—	(2,238)
Purchases(2)	3	—	45	1	(441)
Sales(3)	—	—	(79)	—	59
Settlements	—	—	—	—	—
Change in estimate	—	—	(45)	—	—
Activity related to consolidated VIEs/VOEs	(4)	—	—	—	—
Transfers into Level 3(4)	—	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—	—

Balance, December 31, 2020	$15	$—	$2,859	$1	$(10,936)

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period(6)	$—	$—	$472	$—	$(2,238)

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period(6)	$—	$—	$—	$—	$—

Balance, January 1, 2019	$19	$—	$1,993	$21	$(5,491)

	Other Equity Investments(7)	Amounts Due from Reinsurers	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB Derivative Features Liability
	(in millions)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), net	$—	$—	$—	$—	$—
Net derivative gains (losses)	—	—	500	—	(2,439)

Total realized and unrealized gains (losses)	—	—	500	—	(2,439)
Purchases	—	—	45	—	(417)
Sales	—	—	(72)	(1)	31
Settlements	—	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	(18)	—

Balance, December 31, 2019	$16	$—	$2,466	$—	$(8,316)

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	$—	$—	$500	$—	$(2,439)

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period	$—	$—	$—	$—	$—

(1)

For the years ended December 31, 2021 and 2020, the Company’s non-performance risk impact of $(217) million and $(758) million for the GMxB Derivative Features Liability, $(26) million and $14 million for the GMIB Reinsurance Contract Asset, and $(19) million and $0 million for the Amounts due from Reinsurers, respectively, is recorded through Net derivative gains (losses).

(2)	For the GMIB reinsurance contract asset, Amounts Due from Reinsurers and GMxB derivative features liability, represents attributed fee.
(3)	For the GMIB reinsurance contract asset and Amounts Due from Reinsurers, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(5)	Represents the opening ceded balance from the Venerable transaction of the GMxB with no lapse guarantee riders.
(6)

For instruments held as of December 31, 2021, December 31, 2020 and December 31, 2019, amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.

(7)	Other Equity Investments include other invested assets.

Quantitative and Qualitative Information about Level 3 Fair Value Measurements

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2021 and December 31, 2020, respectively.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2021

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$248	Matrix pricing model	Spread over Benchmark	20 bps - 270 bps	146 bps

	888	Market comparable companies	EBITDA multiples Discount Rate Cashflow Multiples Loan to Value	4.9x - 62.3x 6.2% - 21.5% 0.5x - 10.0x 3.1% - 63.4%	13.0x 9.1% 5.5x 30.8%

Other equity investments	4	Market comparable companies	Revenue multiple	7.8x - 10.3x	9.5x

GMIB reinsurance contract asset	2,068	Discounted cash flow	Lapse rates Withdrawal Rates GMIB Utilization Rates Non-performance risk Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.45% - 20.86% 0.27% - 8.66% 0.04% - 60.44% 57 bps - 93 bps 11% - 31% 0.01% - 0.17% 0.06% - 0.53% 0.31% - 40.00%	2.65% 0.93% 5.27% 60 bps 24% 2.79% (same for all ages) (same for all ages)

Amount Due from Reinsurers	5,813	Discounted Cash Flow	Lapse rates Withdrawal Rates GMIB Utilization Rates Non-performance risk (bps) Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.45% - 20.86% 0.27% - 8.66% 0.04% - 60.44% 37 bps 11% - 31% 0.01% - 0.17% 0.06% - 0.53% 0.31% - 40.00%	1.70% 1.18% 7.20% 37 bps 24% 2.17% (same for all ages) (same for all ages)

Liabilities:
GMIBNLG	8,503	Discounted cash flow	Non-performance risk Lapse Withdrawal Annuitization Mortality (1): Ages 0-40 Ages 41-60 Ages 61-115	111 bps 1.04% - 23.57% 0.27% - 8.66% 0.03% - 100.00% 0.01% - 0.19% 0.07% - 0.57% 0.44% - 43.60%	111 bps 3.55% 1.04% 5.24% 1.62% (same for all ages) (same for all ages)

GWBL/GMWB	99	Discounted cash flow	Lapse rates Withdrawal Rates Utilization Rates Volatility rates - Equity Non-performance risk	0.60% - 20.86% 0.00% - 8.00% 100% once starting 11% - 31% 111 bps	2.65% 0.93% 24%

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(in millions)

GIB	$(75)	Discounted cash flow	Lapse rates Withdrawal Rates Utilization Rates Volatility rates - Equity Non-performance risk	0.60% - 20.86% 0.13% - 8.66% 0.04% - 100.00% 11% - 31% 111 bps	2.65% 0.93% 5.27% 24%

GMAB	(3)	Discounted cash flow	Lapse rates Volatility rates - Equity Non-performance risk	0.60% - 20.86% 11% - 31% 111 bps	2.65% 24%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

(2)

For lapses, withdrawals, and utilizations the rates were weighted by counts, for mortality weighted average rates are shown for all ages combined and for withdrawals the weighted averages were based on an estimated split of partial withdrawal and dollar-for-dollar withdrawals.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2020

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average(2)
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$ 28	Matrix pricing model	Spread over benchmark	45 - 195 bps	152 bps

	1,148	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.5x - 33.1x 5.6% - 28.4% 1.9x -25.0x	10.8x 8.6% 6.8x

Other equity investments	2	Market comparable companies	Revenue multiple	9.7x - 26.4x	18.5x

GMIB reinsurance contract asset	2,859	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates (1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	43 - 85 bps 0.6%-16% 0%-2% 0%-61% 7%-32% 0.01%-0.18% 0.07%-0.54% 0.42%-42.20%	50 bps 1.69% 0.91% 5.82% 24% 2.80% (same for all ages) (same for all ages)

Liabilities:
GMIBNLG	10,713	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates (1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	96.0 bps 1.1%-25.7% 0.4%-2% 0%-100% 0.01%-0.19% 0.06%-0.53% 0.41%-41.39%	3.19% 0.93% 5.51% 1.56% (same for all ages) (same for all ages)

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average(2)
	(in millions)
Assets:

GWBL/GMWB	$ 190	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	96.0 bps 0.8%-16% 0%-8% 100% once starting 7%-32%	1.69% 0.91% 24%

GIB	31	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	96.0 bps 0.8%-15.6% 0%-2% 0%-100% 7%-32%	1.69% 0.91% 5.82% 24%

GMAB	2	Discounted cash flow	Non-performance risk Lapse rates Volatility rates - Equity	96.0 bps 0.8%-16% 7%-32%	1.69% 24%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

(2)

For lapses, withdrawals, and utilizations the rates were weighted by counts, for mortality weighted average rates are shown for all ages combined and for withdrawals the weighted averages were based on an estimated split of partial withdrawal and dollar-for-dollar withdrawals.

Level 3 Financial Instruments for which Quantitative Inputs are Not Available

Certain Privately Placed Debt Securities with Limited Trading Activity

Excluded from the tables above as of December 31, 2021 and December 31, 2020, respectively, are approximately $430 million and $586 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

•	The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

•	Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above as of December 31, 2021 and December 31, 2020, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

•	Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit risk transfer securities, and equipment financings. Included in the tables above as of December 31, 2021 and December 31, 2020, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

GMIB Reinsurance Contract Asset, Amounts Due from Reinsurers and GMxB Derivative Features

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates, and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset, GMIB NLG Reinsurance and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability and GMIB NLG Reinsurance are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability and GMIB NLG Reinsurance, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability and GMIB NLG Reinsurance.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Carrying Value of Financial Instruments Not Otherwise Disclosed in Note 3 and Note 4 of the Notes to these Consolidated Financial Statements

The carrying values and fair values as of December 31, 2021 and December 31, 2020 for financial instruments not otherwise disclosed in Note 3 and Note 4 of the Notes to these Consolidated Financial Statements are presented in the table below:

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2021:
Mortgage loans on real estate	$14,016	$—	$—	$14,291	$14,291
Policy loans	$3,540	$—	$—	$4,512	$4,512
Loans to affiliates	$1,900	$—	$1,974	$—	$1,974
Policyholders’ liabilities: Investment contracts(1)	$1,916	$—	$—	$1,980	$1,980
FHLB funding agreements	$6,647	$—	$6,679	$—	$6,679
FABN funding agreements	$6,689	$—	$6,626	$—	$6,626
Separate Accounts liabilities	$11,620	$—	$—	$11,620	$11,620

December 31, 2020:
Mortgage loans on real estate	$13,142	$—	$—	$13,474	$13,474
Policy loans	$3,635	$—	$—	$4,794	$4,794
Loans to affiliates	$900	$—	$938	$—	$938
Policyholders’ liabilities: Investment contracts	$2,069	$—	$—	$2,275	$2,275
FHLB funding agreements	$6,897	$—	$6,990	$—	$6,990
FABN funding agreements	$1,939	$—	$1,971	$—	$1,971
Separate Accounts liabilities	$10,081	$—	$—	$10,081	$10,081

(1)	As of December 31, 2021, reflects transfer of certain policyholders account balances to future policyholder benefits and other policyholders liabilities related to structured settlement contracts.

Mortgage Loans on Real Estate

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

Policy Loans

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

Loans to Affiliates

The fair value of loans to affiliates is calculated by matrix or model pricing. The matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

FHLB Funding Agreements

The fair values of the Company’s FHLB funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

FABN Funding Agreements

The fair values of the Company’s FABN funding agreements are determined by Bloomberg’s evaluated pricing service, which uses direct observations or observed comparables.

Policyholder Liabilities — Investment Contracts and Separate Accounts Liabilities

The fair values for deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as the Company’s association plans contracts, supplementary contracts not involving life contingencies, Access Accounts and Escrow Shield Plus product reserves are held at book value.

Financial Instruments Exempt from Fair Value Disclosure or Otherwise Not Required to be Disclosed

Exempt from Fair Value Disclosure Requirements

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

Otherwise Not Required to be Included in the Table Above

The Company’s investment in COLI policies are recorded at their cash surrender value and are therefore not required to be included in the table above. See Note 2 of the Notes to these Consolidated Financial Statements for details of investments in COLI policies.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•	Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without NLG Rider Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without a NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in amounts due from reinsurers. The amounts for the ceded GMIB that are reflected in the consolidated balance sheets in GMIB reinsurance contract asset are, at fair value.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and No NLG Feature

Year Ended December 31, 2021, 2020 and 2019

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance, January 1, 2019	$4,657	$(107)	$3,744	$(1,993)
Paid guarantee benefits	(438)	14	(256)	72
Other changes in reserve	556	(6)	1,183	(545)

Balance, December 31, 2019	4,775	(99)	4,671	(2,466)
Paid guarantee benefits	(495)	15	(293)	79
Other changes in reserve	813	—	1,647	(472)

Balance, December 31, 2020	5,093	(84)	6,025	(2,859)
Paid guarantee benefits	(461)	113	(377)	58
Other changes in reserve	379	(90)	304	735
Impact of the Venerable transaction (1)	—	(2,176)	—	(2,141)

Balance, December 31, 2021	$5,011	$(2,237)	$5,952	$(4,207)

(1)	Includes the impact as of June 1, 2021 on the ceded reserves to Venerable. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable transaction.

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts and amounts due from reinsurers related to GMIB NLG product features (GMIB NLG Reinsurance) are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7 of the Notes to these Consolidated Financial Statements.

Account Values and Net Amount at Risk

Account Values and NAR for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2021 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features as of December 31, 2021

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up		Combo		Total
	(in millions, except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$16,188	$84	$51		$156		$16,479
Separate Accounts	59,603	9,804	3,412		34,486		107,305

Total Account Values	$75,791	$9,888	$3,463		$34,642		$123,784

NAR, gross	$90	$29	$1,333		$15,732		$17,184

NAR, net of amounts reinsured	$86	$26	$937		$7,948		$8,997

Average attained age of policyholders (in years)	51.5	69.1	75.5		71.1		55.6
Percentage of policyholders over age 70	11.7%	51.3%	72.6%		57.5%		20.7%
Range of contractually specified interest rates	N/A	N/A	3% -	6%	3% - 6.	5%	3% - 6.	5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$16		$202		$218
Separate Accounts	—	—	26,173		36,833		63,006

Total Account Values	$—	$—	$26,189		$37,035		$63,224

NAR, gross	$—	$—	$632		$9,093		$9,725

NAR, net of amounts reinsured	$—	$—	$202		$3,708		$3,910

Average attained age of policyholders (in years)	N/A	N/A	65.0		70.8		68.7
Weighted average years remaining until annuitization	N/A	N/A	6.0		0.6		2.6
Range of contractually specified interest rates	N/A	N/A	3% -	6%	3% - 6.	5%	3% - 6.	5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10 of the Notes to these Consolidated Financial Statements.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2021		2020
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$52,744	$20,009	$46,850	$18,771
Fixed income	5,384	2,505	5,506	2,701
Balanced	48,152	40,228	47,053	39,439
Other	1,025	264	1,111	275

Total	$107,305	$63,006	$100,520	$61,186

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the NLG liabilities, reflected in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below.

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance, January 1, 2019	$788	$(734)	$54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance, December 31, 2019	894	(808)	86
Paid guarantee benefits	(40)	—	(40)
Other changes in reserves	162	(75)	87

Balance, December 31, 2020	1,016	(883)	133
Paid guarantee benefits	(84)	—	(84)
Other changes in reserves	158	(45)	113

Balance at December 31, 2021	$1,090	$(928)	$162

9)	LEASES

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 10 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

		December 31,
	Balance Sheet Line Item	2021	2020
		(in millions)
Assets
Operating lease assets	Other assets	$215	$272
Liabilities
Operating lease liabilities	Other liabilities	$278	$350

The table below summarizes the components of lease costs for the years ended December 31, 2021, 2020 and 2019.

Lease Costs

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Operating lease cost	$73	$77	$77
Variable operating lease cost	10	11	10
Sublease income	(18)	(18)	(16)
Short-term lease expense	—	—	2

Net lease cost	$65	$70	$72

Maturities of lease liabilities as of December 31, 2021 are as follows:

Maturities of Lease Liabilities

December 31, 2021
(in millions)
Operating Leases:
2022	$94
2023	83
2024	30
2025	26
2026	22
Thereafter	42

Total lease payments	297
Less: Interest	(19)

Present value of lease liabilities	$278

During December 2020, Equitable Financial signed a 15-year lease which is expected to commence in 2023 once certain conditions of the lease are met, relating to approximately 130,000 square feet of space in New York City. In September 2021, Equitable Financial exercised its option to decrease the square footage under the lease by approximately 41,000 square feet, which reduced the square footage to approximately 89,000 square feet. Additionally, during December 2021, Equitable Financial amended its Syracuse office lease. The amendment included extending for an additional 5-year period, commencing January 1, 2024, approximately 143,000 square feet of space in Syracuse, NY.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

	December 31,
	2021	2020
Weighted-average remaining operating lease term	5 years	5 years
Weighted-average discount rate for operating leases	2.90%	3.00%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$94	$94	87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$26	$20	50

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance. The impact of the reinsurance transaction described above results in an increase in reinsurance ceded.

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Direct premiums	$762	$764	$868
Reinsurance assumed	181	195	194
Reinsurance ceded	(193)	(153)	(126)

Premiums	$750	$806	$936

Direct charges and fee income	$3,962	$2,684	$2,721
Reinsurance ceded	(571)	780	766

Policy charges and fee income	$3,391	$3,464	$3,487

Direct policyholders’ benefits	$3,553	$5,233	$4,298
Reinsurance assumed	243	218	217
Reinsurance ceded	(814)	(500)	(427)

Policyholders’ benefits	$2,982	$4,951	$4,088

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

On June 1, 2021, Holdings completed the sale of CSLRC to VIAC. Immediately following the closing of the Transaction, CSLRC and Equitable Financial entered into the Reinsurance Agreement, pursuant to which Equitable Financial ceded to

CSLRC, on a combined coinsurance and modified coinsurance basis, legacy variable annuity policies sold by Equitable Financial between 2006-2008. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable Transaction.

As of December 31, 2021 and December 31, 2020, the Company had reinsured with non-affiliates in the aggregate approximately 47.6% and 2.6%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 59.8% and 13.4% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8 of the Notes to these Consolidated Financial Statements.

In addition to the above, the Company cedes substantially all of its group health business to a third-party insurer, cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements.

The following table summarizes the ceded reinsurance GMIB reinsurance contracts, third-party recoverables, amount due to reinsurance and assumed reserves..

	December 31,
	2021	2020
	(in millions)
Ceded Reinsurance:
Estimated net fair values of ceded GMIB reinsurance contracts, considered derivatives (1)	$2,068	$2,859
Estimated net fair values of ceded GMIB NLG ceded reserves to Venerable (2)	5,813	—
Third-party reinsurance recoverables related to insurance contracts	12,459	2,245
Top reinsurers:
Venerable Insurance and Annuity Company (A- KBRA (IFRS) rating)	10,335	N/A
Zurich Life Insurance Company, Ltd. (AA- SAP rating)	1,318	1,421
Ceded group health reserves	40	48
Third-party reinsurance payables related to insurance contracts	127	113
Top reinsurers:
Venerable Insurance and Annuity Company	27	N/A
Assumed Reinsurance:
Reinsurance assumed reserves	758	721

(1)	The estimated fair values increased $(791) million $393 million and $475 million for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)	Reported in amounts due from reinsurers. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable transaction.

11)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions.

Cost Sharing and General Service Agreements

Equitable Financial has a general services agreement with Holdings whereby Equitable Financial will benefit from the services received by Holdings its affiliates. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various affiliates. Equitable Financial continues to provide services to Holdings and various Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $30 million, $41 million and $73 million for the years ended December 31, 2021, 2020 and 2019, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

EIMG, a subsidiary of Equitable Financial, provides investment management services to EQAT, EQ Premier VIP Trust, 1290 Funds and other trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

On June 22, 2021, Holdings completed the formation of Equitable Investment Management, LLC, (“EIM”), a wholly owned indirect subsidiary of Holdings. Effective August 1, 2021, following the formation of EIM, EIMG terminated, and EIM, entered into certain administrative agreements with separate accounts held by the Company. In addition, on October 1, 2021, the Company entered into an investment advisory and management agreement in which EIM became the investment manager for the Company’s general account portfolio. The Company recorded investment management fee expense from EIM of $46 million for the year ended December 31, 2021.

AB provides investment management and related services to various funds held by the Company. The Company recorded investment management fee expense from AB of $102 million, $109 million and $102 million for the years ended December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021 and 2020, respectively, the Company held approximately $313 million and $64 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2 of the Notes to these Consolidated Financial Statements. These legal entities are related parties of Equitable Financial. The Company reflects these equity interest in the consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs are approximately $968 million and $623 million as of December 31, 2021 and 2020, respectively. The Company also has approximately $126 million and $90 million of unfunded commitments as of December 31, 2021 and 2020, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Financial pays commissions and fees to Equitable Distribution Holding Corporation and its subsidiaries (“Equitable Distribution”) for sales of insurance products. The commissions and fees paid to Equitable Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Financial. As of December 31, 2021, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $220 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2021, 2020 and 2019 totaled approximately $48 million, $51 million and $62 million, respectively. Ceded claims paid in 2021, 2020 and 2019 were $93 million, $72 million and $52 million, respectively.

Investments in Unconsolidated Equity Interests in Affiliates

As of December 31, 2021 and 2020, respectively, the Company held approximately $278 million and $218 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2 of the Notes to these Consolidated Financial Statements. These legal entities are related parties of Equitable Financial. The Company reflects these equity interest in the consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs are approximately $12 billion and $13 billion as of December 31, 2021 and 2020, respectively. The Company also has approximately $157 million and $163 million of unfunded commitments as of December 31, 2021 and 2020, respectively with these legal entities.

Loans Issued to Holdings

In June 2021, Equitable Life made a $1.0 billion 10-year term loan to Holdings. The loan has an interest rate of 3.23% and matures in June 2031.As of December 31, 2021, the amount outstanding was $1.0 billion.

In November 2019, Equitable Financial made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024. As of December 31, 2021 and 2020, the amount outstanding was $900 million.

In April 2018, Equitable Financial made a $800 million loan to Holdings. The loan had an interest rate of 3.69% and a maturity of April 2021. During the years ended December 2020 and 2019 Holdings repaid $300 million, and $300 million in principal, respectively. As of December 31, 2020, the loan was repaid in full with no amount outstanding.

Revenues and Expenses Transactions with Equitable Affiliates

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2021, 2020 and 2019.

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, EQ Premier VIP Trust, 1290 Funds and other trusts	$757	$724	$669
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	38	38	39

Total	$795	$762	$708

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by Equitable Network	$712	$625	$573

Total	$712	$625	$573

Contribution to the Equitable Foundation

The Equitable Foundation is the philanthropic arm of Equitable Financial. The Company made no funding contributions in 2021 and 2020. For the year 2019, Equitable Financial made a funding contribution to the of $25 million.

12)	EMPLOYEE BENEFIT PLANS

Equitable Financial sponsors the following employee benefit plans:

401(k) Plan

Equitable Financial sponsors the Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for a company contribution, a company matching contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $29 million, $19 million and $22 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Pension Plan

Equitable Financial sponsors the Equitable Retirement Plan (the “ Equitable Financial QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Financial under the Equitable Financial QP was transferred from Equitable Financial to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Financial remains secondarily liable for its obligations under the Equitable Financial QP and would recognize such liability in the event Holdings does not perform.

The Equitable Financial QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2021, 2020 and 2019, (income)/expenses related to the plan were $(12) million, $9 million and $21 million, respectively.

The following table presents the funded status of the plan:

	December 31,
	2021	2020
	(in millions)
Equitable Retirement Plan
Total plan assets	$2,395	$2,341

Accumulated benefit obligation	$2,045	$2,239

Funded status	117.1%	104.5%

Other Benefit Plans

Equitable Financial also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $23 million, $32 million and $47 million for the years ended December 31, 2021, 2020 and 2019, respectively.

13)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for Years Ended December 31, 2021, 2020 and 2019 for share-based payment arrangements as further described herein are as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Performance Shares	$12	$13	$10
Stock Options	—	5	3
Restricted Stock Unit Awards	27	18	15

Total Compensation Expenses	$39	$36	$28

Income Tax Benefit	8	7	10

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (together the “Omnibus Plans”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2021, the common stock reserved and available for issuance under the Omnibus Plans was 22 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Financial’s Participation in Holdings’ Equity Award Plans

Equitable Financial’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2021, 2020 and 2019 grants were considered immaterial in the recognition of compensation cost.

Annual Awards

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’ equity programs for 2021, 2020 and 2019 consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Financial employees vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Under the 2020 equity program, eligible Equitable Financial financial professionals were granted stock-settled Holdings RSUs which vest ratably in equal annual installments over a three-year period and are equity-classified. The fair value of these awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Under the 2019 and 2018 equity programs, Equitable Financial financial professionals were granted cash-settled Holdings RSUs which vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Financial employees have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Financial employees are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares is established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.The fair value of the awards was measured using the closing price of the Holdings share on the grant date.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings makes annual grants of unrestricted Holdings shares to non-employee directors of Holdings and Equitable Financial. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs vested based on service over the two-year period from the IPO date (the “Service Units”), and fifty percent vest based on service or market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. The market condition was achieved during 2021 and the RSUs fully vesting during this period.

Prior Equity Award Grants

In 2017 and prior years, equity awards for employees, financial professional and directors in our businesses were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

employees were granted AXA ordinary share options under the Stock Option Plan, AXA performance shares under the Performance Share Plan and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2021 as follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2021	2,819	$21.12	1,417	€ 20.09
Options granted	—	12.26	—	—
Options exercised	(1,005)	20.51	(601)	19.50
Options forfeited, net	(150)	21.88	(86)	22.59
Options expired	—	—	—	—

Options Outstanding at December 31, 2021	1,664	$21.66	730	€ 22.44

Aggregate intrinsic value(1)		$5,186		(€ 2,011)

Weighted average remaining contractual term (in years)	7.7		4.69

Options Exercisable at December 31, 2021	690	$—	633	€22.44

Aggregate intrinsic value(1)		$2,227		(€ 1,744)

Weighted average remaining contractual term (in years)	7.55		4.52

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2021 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher than market prices, intrinsic value is shown as zero.

A summary of stock option grant assumptions activity in the AXA and Holdings option plans during 2021, 2020, and 2019 follows:

	EQH Shares(1)
	2021(2)	2020	2019

Dividend yield	—%	2.59%	2.77%
Expected volatility	—%	26.00%	25.70%
Risk-free interest rates	—%	1.19%	2.49%
Expected life in years	—	6.0	5.8
Weighted average fair value per option at grant date	$—	$4.37	$3.82

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)	No stock options granted during 2021.

As of December 31, 2021, approximately $97 thousand of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted-average period of 0.2 years. Approximately $1 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted average period of 1.1 years.

Summary of Restricted Stock Unit Award Activity

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

As of December 31, 2021, approximately 2.4 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $6 million and is expected to be recognized over a weighted-average period of 1.9 years.

The following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2021.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	2,053,036	$21.15
Granted	1,557,437	$28.08
Forfeited	(166,466)	$24.81
Vested	(1,052,916)	$20.74

Unvested as of December 31, 2021	2,391,091	$25.59

Summary of Performance Award Activity

As of December 31, 2021, approximately 1.2 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $15 million and is expected to be recognized over a weighted-average period of 1.5 years.

The following table summarizes Holdings and AXA performance awards activity for 2021.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2021	557,455	$22.12	1,017,254	$21.28
Granted	938,444	$29.89	(460,094)	$21.28
Forfeited	(163,708)	$28.24	—	$—
Vested	(141,597)	$23.17	(504,315)	$21.28

Unvested as of December 31, 2021	1,190,594	$28.54	52,845	$21.28

14)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$11	$(112)	$295
Deferred (expense) benefit	463	739	284

Total	$474	$627	$579

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21% . The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Expected income tax (expense) benefit	$393	$291	$517
Non-taxable investment income	79	91	73
Tax audit interest	(14)	(8)	(14)
Tax settlements/uncertain tax position release	—	231	—
Tax credits	28	21	—
Other	(12)	1	3

Income tax (expense) benefit	$474	$627	$579

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2010 through 2013 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $231 million.

The components of the net deferred income taxes are as follows:

	December 31,
	2021		2020
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$46	$—	$58	$—
Net operating loss and credits	732	—	—	—
Reserves and reinsurance	2,072	—	1,483	—
DAC	—	685	—	606
Unrealized investment gains (losses)	—	892	—	1,668
Investments	—	18	1,071	—
Other	31	—	—	111

Total	$2,881	$1,595	$2,612	$2,385

The Company has Federal net operating loss carryforwards of $3.4 billion for the years ending December 31, 2021, which do not expire.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Balance at January 1,	$281	$297	$273
Additions for tax positions of prior years	17	229	24
Reductions for tax positions of prior years	(3)	(250)	—
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	—	5	—

Balance at December 31,	$295	$281	$297

Unrecognized tax benefits that, if recognized, would impact the effective rate	$43	$47	$222

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits as of December 31, 2021 and 2020 were $47 million and $34 million, respectively. For 2021, 2020 and 2019, respectively, there were $14 million, $(21) million and $14 million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2021, tax years 2014 and subsequent remain subject to examination by the IRS.

15)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2021, 2020, and 2019 follow:

	December 31,
	2021	2020
	(in millions)
Unrealized gains (losses) on investments	$2,362	$4,600
Defined benefit pension plans	(5)	(5)

Accumulated other comprehensive income (loss) attributable to Equitable Financial	$2,357	$4,595

The components of OCI, net of taxes for the years ended December 31, 2021, 2020 and 2019, follow:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period	$(2,293)	$4,698	$3,052
(Gains) losses reclassified into net income (loss) during the period(1)	(686)	(633)	(160)

Net unrealized gains (losses) on investments	(2,979)	4,065	2,892
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	741	(1,066)	(797)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $(595), $798, and $547)	(2,238)	2,999	2,095

Change in defined benefit plans:
Reclassification to net income (loss) of amortization of net prior service credit included in net periodic cost	—	—	2

Change in defined benefit plans, (net of deferred income tax expense (benefit) of $0, $0 and $0 (2))	—	—	2

Other comprehensive income (loss), attributable to Equitable Financial	$(2,238)	$2,999	$2,097

(1)

See “Reclassification adjustments” in Note 3 of the Notes to these Consolidated Financial Statements. Reclassification amounts presented net of income tax expense (benefit) of $182 million, $(168) million , and $(42) million for the years ended December 31, 2021, 2020 and 2019, respectively.

Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and credit losses of AFS securities and are included in total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortization of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation and Regulatory Matters

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2021, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately $250 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Financial, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Financial implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a classwide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In 2015, the case was transferred to the Southern District of New York and, in 2018, transferred back to Connecticut Superior Court. In August 2019, the court granted Equitable Financial’s motion to strike, which sought dismissal of the complaint, and in September 2019, Plaintiff filed an Amended Class Action Complaint. Equitable Financial filed renewed motions to strike and to dismiss and for an entry of judgment in October 2019. In August 2020, the court granted Equitable Financial’s motion for entry of judgment. Plaintiff filed a notice of appeal and in February 2021, the appellate court reversed the entry of judgement and remanded the case to Connecticut Superior Court. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to Equitable Financial’s COI rate increase. In early 2016, Equitable Financial raised COI rates for certain UL policies issued between 2004 and 2008, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek: (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. In August 2020, the federal district court issued a decision certifying nationwide breach of contract and Section 4226 classes, and a New York State Section 349 class. Equitable Financial has commenced settlement discussions with the Brach class action plaintiffs through a non-binding mediation process. No assurances can be given about the outcome of that mediation process. Separately, a substantial number of policy owners have opted out of the Brach class action and are not participating in that mediation process. Most have not yet filed suit. Others filed suit previously. They include five other federal actions challenging the COI rate increase that are also pending against Equitable Financial and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Two actions are also pending against Equitable Financial in New York state court. Equitable Financial is vigorously defending each of these matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. For example, among other matters, the Company has been cooperating with the U.S. Securities and Exchange Commission (the “SEC”) concerning the SEC’s investigation into the Company’s non-ERISA K-12 403(b) and 457 sales and disclosure practices. The Company has reached an agreement in principle, subject to agreement on documentation and approval by the SEC, to resolve that investigation, including the allegation that daily separate account and portfolio operating expenses disclosed in customer prospectuses and incorporated in the calculation of net investment portfolio results in quarterly account statements were not properly presented or referenced in those account statements. If approved, under the settlement, the Company would neither admit nor deny the allegations, prospectively modify the relevant account statements and cross-reference the relevant prospectus disclosures, and pay a civil monetary penalty of $50 million, to be distributed to plan participants. The Company has fully accrued for the cost of the settlement.

Obligations under Funding Agreements

Federal Home Loan Bank

As a member of the FHLB, Equitable Financial has access to collateralized borrowings. It also may issue funding agreements to the FHLB. Both the collateralized borrowings and funding agreements would require Equitable Financial to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Financial issues short-term funding agreements to the FHLB and uses the funds for asset, liability, and cash management purposes. Equitable Financial issues long-term funding agreements to the FHLB and uses the funds for spread lending purposes.

Entering into FHLB membership, borrowings and funding agreements requires the ownership of FHLB stock and the pledge of assets as collateral. Equitable Financial has purchased FHLB stock of $311 million and pledged collateral with a carrying value of $12.5 billion as of December 31, 2021.

Funding agreements are reported in policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4 of the Notes to these Consolidated Financial Statements. The table below summarizes the Company’s activity of funding agreements with the FHLB.

Change in FHLB Funding Agreements during the Year Ended December 31, 2021

	Outstanding Balance at December 31, 2020	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Long-term Agreements Maturing Within Five Years	Outstanding Balance at December 31, 2021
	(in millions)
Short-term funding agreements:
Due in one year or less	$5,634	$59,846	$60,504	$377	$—	$5,353
Long-term funding agreements:
Due in years two through five	722	411	—	(377)	534	1,290
Due in more than five years	534	—	—	—	(534)	—

Total long-term funding agreements	1,256	411	—	(377)	—	1,290

Total funding agreements(1)	$6,890	$60,257	$60,504	$—	$—	$6,643

(1)

The $4 million and $7 million difference between the funding agreements carrying value shown in fair value table for December 31, 2021 and December 31, 2020, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

Funding Agreement-Backed Notes Program

Under the FABN program, Equitable Financial may issue funding agreements in U.S. dollar or foreign currencies to a Delaware special purpose statutory trust (the “Trust”) in exchange for the proceeds from issuances of fixed and floating rate medium-term marketable notes issued by the Trust from time to time (the “Trust Notes”). The funding agreements have matching interest, maturity and currency payment terms to the applicable Trust notes. The Company hedges the foreign currency exposure of foreign currency denominated funding agreements using cross currency swaps as discussed in Note 4 of the Notes to these Consolidated Financial Statements. As of May 2021, the maximum aggregate principal amount of Trust notes permitted to be outstanding at any one time is $10 billion. Funding agreements issued to the Trust, including any foreign currency transaction adjustments, are reported in policyholders’ account balances in the consolidated balance sheets. Foreign currency transaction adjustments to policyholder’s account balances are recognized in net income (loss) as an adjustment to interest credited to policyholders’ account balances and are offset in interest credited to policyholders’ account balances by a release of AOCI from deferred changes in fair value of designated and qualifying cross currency swap cash flow hedges. The table below summarizes Equitable Financial’s issuances of funding agreements under the FABN.

Change in FABN Funding Agreements during the Year Ended December 31, 2021

	Outstanding Balance at December 31, 2020	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Long-term Agreements Maturing Within Five Years	Foreign Currency Transaction Adjustment	Outstanding Balance at December 31, 2021
	(in millions)
Short-term funding agreements:
Due in one year or less	$—	$—	$—	$—	$—	$—	$—
Long-term funding agreements:
Due in years two through five	1,150	3,450	—	—	—	—	4,600
Due in more than five years	800	1,359	—	—	—	(40)	2,119

Total long-term funding agreements	1,950	4,809	—	—	—	(40)	6,719

Total funding agreements(1)	$1,950	$4,809	$—	$—	$—	$(40)	$6,719

(1)

The $70 million and $11 million difference between the funding agreements notional value shown and carrying value table as of December 31, 2021 and December 31, 2020, respectively, reflects the remaining amortization of the issuance cost of the funding agreements and the foreign currency transaction adjustment.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. As of December 31, 2021, these arrangements include commitments by the Company to provide equity financing of $1.2 billion to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company had $17 million of undrawn letters of credit related to reinsurance as of December 31, 2021. The Company had $863 million of commitments under existing mortgage loan agreements as of December 31, 2021.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

17)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2021, 2020 and 2019, respectively, Equitable Financial’s statutory net income (loss) totaled $(865) million, $413 million and $3.9 billion. Statutory surplus, Capital stock and AVR totaled $6.5 billion and $6.8 billion as of December 31, 2021 and 2020, respectively. As of December 31, 2021, Equitable Financial, in accordance with various government and state regulations, had $54 million of securities on deposit with such government or state agencies.

Equitable Financial did not pay ordinary dividends during 2021 due to operating losses. In 2020 and 2019, Equitable Financial paid to its direct parent, which subsequently distributed such amount to Holdings, an ordinary shareholder dividend of $2.1 billion and $1.0 billion, respectively.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Financial is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

State insurance statutes also typically place restrictions and limitations on the amount of dividends or other distributions payable by insurance company subsidiaries to their parent companies, as well as on transactions between an insurer and its affiliates. Under the New York insurance laws, which are applicable to Equitable Financial, a domestic stock life insurer may not, without prior approval of the NYDFS, pay an ordinary dividend to its stockholders exceeding an amount calculated based on a statutory formula (“Ordinary Dividend”). Dividends in excess of this amount require the insurer to file a notice of its intent to declare the dividends with the NYDFS and obtain prior approval or non-disapproval from the NYDFS with respect to such dividends (“Extraordinary Dividend”). Due to a permitted statutory accounting practice agreed to with the NYDFS, Equitable Financial will need the prior approval of the NYDFS to pay the portion, if any, of any Ordinary Dividend that exceeds the Ordinary Dividend that Equitable Financial would be permitted to pay under New York insurance law absent the application of such permitted practice (such excess, the “Permitted Practice Ordinary Dividend”).

Applying the formulas above, Equitable Financial could pay an Ordinary Dividend of up to approximately $0.9 billion in 2022.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2021, EQ AZ Life Re holds $12.4 billion of assets in the EQ AZ Life Re Trust and letters of credit of $1.9 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

As of December 31, 2021, the following three prescribed and permitted practices resulted in net income (loss) and capital and surplus that is different from the statutory surplus that would have been reported had NAIC statutory accounting practices been applied.

Equitable Financial was granted a permitted practice by the NYDFS to apply SSAP 108, Derivatives Hedging Variable Annuity Guarantees on a retroactive basis from January 1, 2021 through June 30, 2021, after reflecting the impacts of our reinsurance transaction with Venerable. The permitted practice was amended to also permit Equitable Financial to adopt SSAP 108 prospectively as of July 1, 2021. Application of the permitted practice partially mitigates the Regulation 213 impact of the Venerable transaction on Equitable Financial’s statutory capital and surplus. The impact of the application of this permitted practice was an increase of approximately $1.4 billion in statutory special surplus funds and an increase of $1.4 billion in statutory net income as of December 31, 2021 and for the twelve-month period then ended, which will be amortized over 5 years for each of the retrospective and prospective components. The permitted practice also resets Equitable Financial’s unassigned surplus to zero as of June 30, 2021 to reflect the transformative nature of the Venerable transaction.

The NYDFS recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company, in order to determine its solvency under the New York State Insurance Laws. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of New York. However, New York Regulation 213 (“Reg 213”), adopted in May of 2019 and as amended in February 2020 and March 2021, differs from the NAIC variable annuity reserve and capital framework. Reg 213 requires the Company to carry statutory basis reserves for its variable annuity contract obligations equal to the greater of those required under (i) the NAIC standard or (ii) a revised version of the NYDFS requirement in effect prior to the adoption of the first amendment for contracts issued prior to January 1, 2020, and for policies issued after that date a new standard that in current market conditions imposes more conservative reserving requirements for variable annuity contracts than the NAIC standard. NYDFS allows domicile companies a five year phase-in provision for Reg 213 reserves. As of December 31, 2021, Reg 213 reserves are phased in at 60%. The impact of the application of Reg 213 was a decrease of approximately $1.2 billion in statutory surplus and no impact in statutory net income as of December 31, 2021 and for the twelve-month period then ended.

The Company received approval from NYDFS for its proposed amended Plan of Operation for Separate Account No. 68 (“SA 68”) for our Structured Capital Strategies product and Separate Account No. 69 (“SA 69”) for our Equi-Vest product Structured Investment Option, to change the accounting basis of the two Separate Accounts from fair value to book value in accordance with Section 1414 of the Insurance Law. In order to facilitate this change and comply with Section 4240(a)(10), the Company also sought approval to amend the Plans to remove the requirement to comply with Section 4240(a)(5)(iii) and substitute it with a commitment to comply with Section 4240(a)(5)(i). Similarly, the Company updated the reserves section of each Plan to reflect the fact that Regulation 128 would no longer be applicable upon the change in accounting basis. The impact of the application was a decrease of approximately $513 million in statutory surplus and no impact in statutory net income as of December 31, 2021 and for the twelve-month period then ended.

As of December 31, 2020 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective as of December 31, 2020.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with SAP and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

18)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests are presented in the table that follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance, beginning of period	$41	$39	$39
Net earnings (loss) attributable to redeemable noncontrolling interests	$—	$1	$5
Purchase/change of redeemable noncontrolling interests	$(13)	$1	$(5)

Balance, end of period	$28	$41	$39

19)	REVENUES FROM EXTERNAL CUSTOMERS

Revenue from external customers, by product, is shown in the table that follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Individual Variable Annuity Products
Premiums	$126	$165	$179
Fees(1)	2,364	2,555	2,615
Others	72	8	16

Total	$2,562	$2,728	$2,810

Employer- Sponsored
Premiums	$—	$—	$—
Fees	611	500	477
Others	5	4	4

Total	$616	$504	$481

Life Insurance Products
Premiums	$566	$587	$702
Fees	1,417	1,421	1,440
Others	7	23	21

Total	$1,990	$2,031	$2,163

Employee Benefit Products
Premiums	$40	$36	$35
Fees	—	—	—
Others	—	15	13

Total	$40	$51	$48

Other
Premiums	$18	$18	$20
Fees	16	13	12
Others	10	7	2

Total	$44	$38	$34

(1)	Excludes the amortization/capitalization of unearned revenue liability of $(13) million, $(14) million and $(35) million for the years ended December 31, 2021, 2020 and 2019, respectively.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2021

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed maturities, AFS:
U.S. government, agencies and authorities	$13,032	$15,214	$15,214
State, municipalities and political subdivisions	527	597	597
Foreign governments	1,124	1,152	1,152
Public utilities	5,965	6,260	6,260
All other corporate bonds	39,613	41,464	41,464
Residential mortgage-backed	82	90	90
Asset-backed	5,904	5,905	5,905
Commercial mortgage-backed	2,348	2,341	2,341
Redeemable preferred stocks	41	53	53

Total fixed maturities, AFS	68,636	73,076	73,076
Mortgage loans on real estate(2)	14,078	14,291	14,016
Policy loans	3,540	4,512	3,540
Other equity investments	2,538	2,759	2,759
Trading securities	340	379	379
Other invested assets	2,910	2,910	2,910

Total Investments	$92,042	$97,927	$96,680

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by credit loss allowance.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2021
Life insurance in-force	$388,520	$164,781	$31,971	$255,710	12.5%

Premiums:
Life insurance and annuities	$709	$170	$173	$712	24.3%
Accident and health	53	23	8	38	21.1%

Total premiums	$762	$193	$181	$750	24.1%

2020
Life insurance in-force	$389,576	$72,110	$32,289	$349,755	9.2%

Premiums:
Life insurance and annuities	$712	$127	$186	$771	24.1%
Accident and health	52	26	9	35	24.8%

Total premiums	$764	$153	$195	$806	24.1%

2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total premiums	$868	$126	$194	$936	20.7%

(1)	Includes amounts related to the discontinued group life and health business.